    As filed with the U.S. Securities and Exchange Commission on July 11, 2002
                                             Securities Act File No. 333-56881
                                      Investment Company Act File No. 811-8817

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933          [x]

                         Pre-Effective Amendment No.                        [ ]

                       Post-Effective Amendment No. 28                      [x]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940      [x]

                             Amendment No. 30                               [x]
                        (Check appropriate box or boxes)

                                ING EQUITY TRUST
                         (FORMERLY PILGRIM EQUITY TRUST)
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

             Kimberly A. Anderson                      With copies to:
             ING Investments, LLC                  Jeffrey S. Puretz, Esq.
        7337 E. Doubletree Ranch Road                      Dechert
             Scottsdale, AZ 85258                     1775 Eye St. N.W.
    (Name and Address of Agent for Service)          Washington, DC 20006

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)       [ ]    on (date) pursuant to  paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)       [ ]    on (date) pursuant to paragraph  (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)       [x]    on September 30, 2002, pursuant to  paragraph
                                                                     (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.


================================================================================

                                ING EQUITY TRUST
                         (formerly Pilgrim Equity Trust)

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

-     Cover Sheet

-     Contents of Registration Statement

-     Explanatory Note

-     Classes A, B, C, M, and T Equity Prospectus

-     Class Q Equity Prospectus

-     Class I Prospectus

-     Equity SAI

-     Part C

-     Signature Page

-     Power of Attorney

                                EXPLANATORY NOTE

      This Post-Effective Amendment No. 28 to the Registration Statement (the "Amendment") on Form N-1A for ING Equity Trust (formerly Pilgrim Equity Trust) (the "Registrant") incorporates by reference the following for each specified series of the Registrant:

      (1)   ING Principal Protection Fund (formerly Pilgrim Principal Protection
            Fund): The Fund's Classes A, B and C Prospectus and Class Q Prospectus, both dated July 3, 2001, as filed with the U.S. Securities and Exchange Commission ("SEC") in a post-effective amendment to the Registrant's registration statement on Form N-1A on July 3, 2001; and the Fund's Statement of Additional Information ("SAI"), dated July 3, 2001 as supplemented through March 1, 2002, as filed with the SEC in a post-effective amendment to the Registrant's registration statement on Form N-1A on February 22, 2002;

      (2) ING Principal Protection Fund II (formerly Pilgrim Principal Protection Fund II): The Fund's Classes A, B, and C Prospectus and Class Q Prospectus, both dated November 5, 2001, as filed with the SEC in a post-effective amendment to the Registrant's registration statement on Form N-1A on October 25, 2001; and the Fund's SAI, dated July 3, 2001 as supplemented through March 1, 2002, as filed with the SEC in a post-effective amendment to the Registrant's registration statement on Form N-1A on February 22, 2002;

      (3) ING Principal Protection Fund III: The Fund's Classes A, B, and C Prospectus and Class Q Prospectus, both dated March 1, 2002, and the Fund's SAI, dated July 3, 2001 as supplemented through March 1, 2002, each filed with the SEC in a post-effective amendment to the Registrant's registration statement on Form N-1A on February 22, 2002; and

      (4) ING Principal Protection Fund IV: The Fund's Classes A, B, and C Prospectus, Class Q Prospectus, and SAI, each dated June 7, 2002 and filed with the SEC in a post-effective amendment to the Registrant's registration statement on Form N-1A on May 29, 2002.

       PROSPECTUS

[GLOBE]

       September 30, 2002


       Classes A, B, C, M and T
                                                 DOMESTIC EQUITY GROWTH FUNDS

                                                 ING Biotechnology Fund

                                                 ING Growth + Value Fund
                                                 ING Growth Opportunities Fund
                                                 ING LargeCap Growth Fund

                                                 ING MidCap Opportunities Fund


                                                 ING SmallCap Opportunities Fund


                                                 ING Research Enhanced Index
                                                 Fund

                                                 DOMESTIC EQUITY VALUE FUNDS
                                                 ING Financial Services Fund
                                                 ING Large Company Value Fund
                                                 ING MagnaCap Fund

                                                 ING MidCap Value Fund


                                                 ING SmallCap Value Fund

                                                 ING Tax Efficient Equity Fund
                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Convertible Fund
                                                 ING Equity and Income Fund

                                                 ING Real Estate Fund


       This Prospectus contains
       important information about
       investing in the ING Funds.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                          [ING FUNDS LOGO]
                                             (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



These pages contain a description of each of our Funds included in this prospectus, including each Fund's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST




WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                            1
    FUNDS AT A GLANCE                                        2

    DOMESTIC EQUITY GROWTH FUNDS
    ING Biotechnology Fund                                   4
    ING Growth + Value Fund                                  6
    ING Growth Opportunities Fund                            8
    ING LargeCap Growth Fund                                10
    ING MidCap Opportunities Fund                           12
    ING SmallCap Opportunities Fund                         14
    ING Research Enhanced Index Fund                        16

    DOMESTIC EQUITY VALUE FUNDS
    ING Financial Services Fund                             18
    ING Large Company Value Fund                            20
    ING MagnaCap Fund                                       22
    ING MidCap Value Fund                                   24
    ING SmallCap Value Fund                                 26
    ING Tax Efficient Equity Fund                           28

    DOMESTIC EQUITY AND INCOME FUNDS
    ING Convertible Fund                                    30
    ING Equity and Income Fund                              32
    ING Real Estate Fund                                    34



    WHAT YOU PAY TO INVEST                                  36
    SHAREHOLDER GUIDE                                       41
    MANAGEMENT OF THE FUNDS                                 48
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      55
    MORE INFORMATION ABOUT RISKS                            56
    FINANCIAL HIGHLIGHTS                                    60
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH FUNDS

  ING's Domestic Equity Growth Funds seek long-term growth.

  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY VALUE FUNDS

  ING's Domestic Equity Value Funds seek capital appreciation.

  They may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital.

  They may suit you if you:

  - want both regular income and capital appreciation and
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth or Domestic Equity Value Funds.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE

--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.



                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
DOMESTIC          Biotechnology Fund                                     Capital appreciation
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: AW Advisors, LLC

                  Growth + Value Fund                                    Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Navellier Fund Management, Inc.

                  Growth Opportunities Fund                              Long-term growth of capital
                  Adviser: ING Investments, LLC

                  LargeCap Growth Fund                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  MidCap Opportunities Fund                              Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  SmallCap Opportunities Fund                            Capital appreciation
                  Adviser: ING Investments, LLC

                  Research Enhanced Index Fund                           Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

DOMESTIC          Financial Services Fund                                Long-term capital appreciation
EQUITY VALUE      Adviser: ING Investments, LLC
FUNDS

                  Large Company Value Fund                               Long-term capital
                  Adviser: ING Investments, LLC                          appreciation, with income as a
                                                                         secondary objective

                  MagnaCap Fund                                          Growth of capital, with
                  Adviser: ING Investments, LLC                          dividend income as a secondary
                                                                         consideration

                  MidCap Value Fund                                      Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.

                  SmallCap Value Fund                                    Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.

                  Tax Efficient Equity Fund                              High total return on an
                  Adviser: ING Investments, LLC                          after-tax basis


DOMESTIC          Convertible Fund                                       Total return, consisting of
EQUITY AND        Adviser: ING Investments, LLC                          capital appreciation and
INCOME FUNDS                                                             current income

                  Equity and Income Fund                                 Long-term capital appreciation
                  Adviser: ING Investments, LLC                          and current income

                  Real Estate Fund                                       Total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Clarion CRA Securities, L.P.



 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity and equity equivalent securities of foreign        Price volatility and other risks that accompany an
or domestic biotechnology companies.                      investment in growth-oriented equity securities. Risks
                                                          associated with a concentration in biotechnology securities
                                                          (including, for example, governmental regulation and product liability).

Equity securities of large-cap, mid-cap or                Price volatility and other risks that accompany an
small-cap companies with the potential for capital        investment in growth-oriented equity securities.
appreciation.

Equity securities of large, medium, and small U.S.        Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth-oriented equity securities.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth-oriented equity securities.

Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth- oriented and
                                                          medium-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth- oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of large companies that make up         Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities.

Equity securities of companies principally engaged        Price volatility and other risks that accompany an
in financial services.                                    investment in equity securities. Susceptible to risks of
                                                          decline in the price of securities concentrated in the
                                                          financial services industry.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.

Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.

Equity securities of U.S. Issuers with market             Price volatility and other risks that accompany an
capitalizations between $1 billion and $5 billion,        investment in equity securities.
believed to be priced below their long-term value.

Equity securities of U.S. Issuers with market             Price volatility and other risks that accompany an
capitalizations of $1.5 billion or less believed to       investment in equity securities.
be priced below their long-term value.

Equity securities and instruments whose returns           Price volatility and other risks that accompany an
depend upon stock market prices, managed in a             investment in equity securities. May not provide as high a
manner that will attempt to reduce net realized           return before taxes as other funds, and as a result may not
gains each year.                                          be suitable for investors who are not subject to current
                                                          income tax.

Convertible securities as well as equities, and           Price volatility and other risks that accompany an
high-yield debt.                                          investment in equity securities. Credit, interest rate,
                                                          liquidity and other risks that accompany an investment in
                                                          debt securities, and lower quality debt securities.

A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

Common and preferred stocks of U.S. Real Estate           Price volatility and other risks that accompany an
Investment Trusts (REITs) and real estate                 investment in real estate equities and volatility due to
companies.                                                non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real
                                                          estate.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


ING BIOTECHNOLOGY FUND                                          AW Advisors, LLC

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]


The Fund seeks capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities and equity equivalent securities (preferred stocks, rights and other warrants, and convertible securities) of foreign or domestic biotechnology companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



For this Fund, biotechnology companies include: (i) companies principally engaged in the research, discovery, design, development, manufacture, distribution or sale of biotechnology products, services or processes; (ii) companies that benefit directly or indirectly from biotechnological products, services, or processes; (iii) companies that render services primarily to biotechnology companies; and (iv) companies that produce, sell or market products or services related to biotechnological products or services. For example, the Fund may invest in companies, among others, involved with genomics, genetic engineering, gene therapy, health care, pharmaceuticals, agriculture, chemicals, medicine, or surgery.



The Fund employs an active management strategy. The Sub-Adviser utilizes a proprietary quantitative model designed to identify stocks within the biotechnology sector based on several factors, including demand, volatility, capitalization and price. The Sub-Adviser then uses fundamental analysis to adjust the portfolio, by over-weighting:



- companies the Sub-Adviser believes are undervalued and poised for growth, because there has been little or no analyst coverage of the company and very limited recognition in the market;



- companies the Sub-Adviser believes are undervalued in comparison to companies within the same market and product sector; and



- companies the Sub-Adviser believes have superior long-term or short-term prospects.



The Fund may invest in large-cap, mid-cap, or small-cap companies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in short-term money market instruments.



The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small- and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and many are dependent on a few key managers.



BIOTECHNOLOGY SECTOR CONCENTRATION -- concentration of investments in the biotechnology sector carries greater risk than broadly diversified investments. Individual biotechnology companies will be affected by governmental regulation, product liability, patent considerations, rapid technological change, product obsolescence, and intense competition. Many biotechnology companies are small with products still in the research and discovery stage, and only a limited number have reached the point of approval of their products by the U.S. Food and Drug Administration (FDA) and subsequent commercial production and distribution of such products. These companies may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In comparison to that of more-developed sectors, the market for securities of biotechnology companies may be thinly traded. The prices of the securities of these companies may display extreme volatility and react negatively to unfavorable research and development results, regulatory changes, or market conditions.



MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.



RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. These factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



INABILITY TO SELL SECURITIES -- securities of biotechnology companies may trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.



PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



CHANGES IN INTEREST RATES -- the value of convertible or debt securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations, including short-term money market instruments. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.



CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.



 4      ING Biotechnology Fund

                                                          ING BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Biotechnology Fund has not had a full year of operations, there is no performance information included in this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Biotechnology Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH + VALUE FUND                          Navellier Fund Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the Sub-Adviser believes are poised to rise in price. The Sub-Adviser uses a bottom-up quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.


INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 6      ING Growth + Value Fund

                                                         ING GROWTH + VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

    1992       1993       1994     1995    1996    1997    1998    1999     2000     2001
  --------   --------   --------   -----   -----   -----   -----   -----   ------   ------
                                                   18.10   17.22   88.10   -13.02   -34.19

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  43.50%
                            1st quarter 2001: -32.03%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -37.96           7.13                  6.36
Class A Return After Taxes on Distributions(2)                  %   -37.96           5.82                  5.09
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -23.12           5.91                  5.27
Class B Return Before Taxes(3)                                  %   -37.95           7.32                  6.69
Class C Return Before Taxes(4)                                  %   -35.36           7.60                  6.82
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %     2.49           7.52                  7.94(6)
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(7)                                                    %   -11.46          10.14                  9.70(6)

(1) The Fund commenced operations on November 18, 1996.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5%, 2% and 1%, respectively, for 1 year, 5 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for 1-year return.

(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(6) Index return is for the period beginning December 1, 1996.

(7) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING Growth + Value Fund       7

                                                                         ADVISER
ING GROWTH OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]
This Fund seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a top down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 8      ING Growth Opportunities Fund

                                                   ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
  8.05    10.36   -7.66   24.40   20.54   23.59   23.61   93.26   -19.11   41.92

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for 1996 to 2001 provide performance for Class A shares of the Fund. The figures shown for the years 1992 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  39.10%
                            1st quarter 2001: -31.28%

             Fund's year-to-date total return as of June 30, 2002:


                                        %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 3000 Index and the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -45.26            5.51                  8.95
Class A Return After Taxes on Distributions(2)                  %   -45.26            2.88                  5.54
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %   -27.56            4.65                  6.80
Class B Return Before Taxes(3)                                  %   -45.22            5.77                  9.20
Class C Return Before Taxes(4)                                  %   -42.93            6.04                  9.20
Class T Return Before Taxes(5)                                  %   -44.63            6.06                  8.22
Russell 3000 Index (reflects no deduction for fees,
 expensers or taxes)(6)(7)                                      %                                               (8)
S&P 500 Index (reflects no deduction for fees, expenses or
 taxes)(9)                                                      %   -11.88           10.70                 14.18(10)


 (1) Classes A, B and C commenced operations on June 5, 1995.
 (2) Reflects deduction of sales charge of 5.75%.
 (3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.
 (4) Reflects deduction of deferred sales charge of 1% for 1 year return.
 (5) Reflects deduction of deferred sales charge of 4% for the 1 year return.

 (6) The Fund may invest in securities of large, mid- and small-capitalization companies, and the Russell 3000 Index tracks a larger number of companies with a wide range of market capitalizations.


 (7) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.


 (8) Index return is for Classes A, B and C for the period beginning June 1,
     1995. Index return for Class T is    % for the 10 year period ended
     December 31, 2001.


 (9) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(10) Index return is for Classes A, B and C for the period beginning June 1, 1995. Index return for Class T is 12.94% for the 10 year period ended December 31, 2001.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Growth Opportunities Fund       9

                                                                         ADVISER
ING LARGECAP GROWTH FUND                                    ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of August 31, 2002, this meant market capitalizations in the range of $ billion to $ billion. Capitalization of companies in the S&P 500 Index will change with market conditions.



The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.



The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


The Fund also may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers believe have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.


MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 10      ING LargeCap Growth Fund

                                                        ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999     2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   ------
                                                  59.45   96.41   -19.12   -38.42

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  45.04%
                            1st quarter 2001: -27.94%

             Fund's year-to-date total return as of June 30, 2002:


                                        %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -41.97           10.84                  N/A
Class A Return After Taxes on Distributions(2)                  %  -41.98           10.34                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %  -25.56            8.77                  N/A
Class B Return Before Taxes(3)                                  %  -41.93           11.25                  N/A
Class C Return Before Taxes(4)                                  %  -39.50           11.56                  N/A
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %  -20.42            4.98(6)               N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(7)                                                     %  -11.88            5.69(8)               N/A

(1) The Fund commenced operations on July 21, 1997.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

(6) Index return is for the period beginning July 1, 1997.

(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(8) Index return is for the period beginning August 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING LargeCap Growth Fund       11

                                                                         ADVISER
ING MIDCAP OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index. As of August 31, 2002, the market capitalization of companies in the Russell MidCap Growth Index ranged from $ million to $ billion. The market capitalization range will change with market conditions as the range of the companies included in the Russell MidCap Growth Index changes.


The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 12      ING MidCap Opportunities Fund

                                                   ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                        YEAR BY YEAR TOTAL RETURN (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

 1992     1993     1994     1995     1996     1997     1998     1999   2000    2001
------   ------   ------   ------   ------   ------   ------   ------  -----  ------
                                                               103.24  -0.35  -37.24

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  44.90%
                           3rd quarter 2001: -30.57%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell MidCap Growth Index and the S&P MidCap 400 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -40.86            13.95                    N/A
Class A Return After Taxes on Distributions(2)                  %   -40.86            10.31                    N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -24.88            10.22                    N/A
Class B Return Before Taxes(3)                                  %   -40.73            14.64                    N/A
Class C Return Before Taxes(4)                                  %   -38.23            15.18                    N/A
Russell MidCap Growth Index (reflects no deduction for fees,
expenses or taxes)(5)(6)                                        %                          (7)                 N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(8)                                           %    -0.61            20.81(9)                 N/A


(1) The Fund commenced operations on August 20, 1998.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for 1-year return.


(5) The Fund primarily invests in mid-cap companies, normally in those companies that the portfolio managers feel have above average prospects for growth. The Russell MidCap Growth Index tracks the performance of mid-cap growth companies.



(6) The Russell MidCap Growth Index measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.



(7) Index return is for the period [beginning September 1, 1998].



(8) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.



(9) Index return is for the period beginning September 1, 1998.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       13

                                                                         ADVISER
ING SMALLCAP OPPORTUNITIES FUND                             ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Growth Index changes. The market capitalization of companies held by the Fund as of August 31, 2002
ranged from $   million to $   billion.


The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 14      ING SmallCap Opportunities Fund

                                                 ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
-----    -----    -----    -----    -----    -----    ----    ------    -----    ------
14.54    20.16    -4.86    11.34    18.16    14.92    7.59    146.94    -6.04    -33.49

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for the years 1996 to 2001 provide performance for Class A shares of the Fund. The figures shown for the years 1992 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  68.12%
                           3rd quarter 2001: -30.21%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 2000 Growth Index and the Russell 2000 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -37.32         12.45                  14.12
Class A Return After Taxes on Distributions(2)()                %  -37.74          9.35                  11.50
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %  -22.36          9.26                  10.96
Class B Return Before Taxes(3)                                  %  -37.14         12.75                  14.35
Class C Return Before Taxes(4)                                  %  -34.58         12.96                  14.33
Class T Return Before Taxes(5)                                  %  -36.47         13.14                  12.24
Russell 2000 Growth Index (reflects no deductions for fees,
 expenses or taxes)(6)(7)                                       %                                             (8)
Russell 2000 Index (reflects no deduction for fees, expenses
 or taxes)(9)                                                   %   2.49           7.52                  10.91(10)


 (1) Classes A, B and C commenced operations on June 5, 1995.

 (2) Reflects deduction of sales charge of 5.75%.

 (3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.

 (4) Reflects deduction of deferred sales charge of 1% for 1 year return.

 (5) Reflects deduction of deferred sales charge of 4% for the 1 year return.


 (6) The Fund invests primarily in small-cap companies, normally in those that the portfolio manager believes have above average prospects for growth. The Russell 2000 Growth Index tracks the performance of small-cap growth companies.



 (7) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.



 (8) Index return is for Classes A, B and C for the period beginning June 1,
     1995. Index return for Class T is     for the ten year period ended
     December 31, 2001.



 (9) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.



(10) Index return is for Classes A, B and C for the period beginning June 1, 1995. Index return for Class T is 11.51% for the 10 year period ended December 31, 2001.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING SmallCap Opportunities Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING RESEARCH ENHANCED INDEX FUND                                             Inc
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its total assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



In managing the Fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.


The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Sub-Adviser tries to remain fully invested in companies included in the S&P 500 Index, and generally does not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.



MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.


RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

 16      ING Research Enhanced Index Fund

                                                ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURN (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992                       1993        1994        1995        1996        1997        1998      1999      2000      2001
----                     --------    --------    --------    --------    --------    --------    -----    ------    ------
                                                                                                 18.59    -12.79    -12.16

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to August 1, 2001, the Fund was managed by a different sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  12.41%
                           3rd quarter 2001: -13.42%

             Fund's year-to-date total return as of June 30, 2002:

                                       %

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -17.23           -4.82                    N/A
Class A Return After Taxes on Distributions(2)                  %  -17.23           -4.97                    N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -10.49           -3.87                    N/A
Class B Return Before Taxes(3)                                  %  -17.26           -4.56                    N/A
Class C Return Before Taxes(4)                                  %  -13.86           -3.61                    N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  -11.88           -1.03(6)                 N/A

(1) The Fund commenced operations on December 30, 1998.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) Index return is for the period beginning January 1, 1999.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       17

                                                                         ADVISER
ING FINANCIAL SERVICES FUND                                 ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of companies principally engaged in financial services. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Fund invests are normally common stocks, but may also include preferred stocks, warrants, and convertible securities. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.



Financial services companies may include the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing or managing commodities; companies that invest significantly in or deal in financial instruments; government-sponsored financial enterprises; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.


The Fund may invest the remaining 20% of its assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments. The Fund may also invest in savings accounts of mutual thrifts that may allow the Fund to participate in potential future stock conversions of the thrift.


The portfolio managers emphasize a value approach, and select securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the portfolio managers believe are well positioned to take advantage of investment opportunities in the financial services industry.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

RISKS OF CONCENTRATION -- because the Fund's investments are concentrated in the financial services industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Fund could underperform funds that have greater industry diversification.

CHANGES IN INTEREST RATES -- because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in responses to changes in interest rates and general economic conditions, the value of the Fund's securities may fall when interest rates rise.


ILLIQUID SECURITIES -- if a security is illiquid, the Fund might be unable to sell the security at a time when the portfolio managers might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.


CONVERTIBLE AND DEBT SECURITIES -- the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

 18      ING Financial Services Fund

                                                     ING FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


                           [TOTAL RETURNS BAR GRAPH]

  1992    1993   1994    1995    1996    1997    1998     1999    2000    2001
  ----    ----   -----   -----   -----   -----   -----   ------   -----   -----
  32.36   7.79   -1.89   49.69   41.10   64.86   -1.83   -18.64   27.79   11.53

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to October 17, 1997, the Fund operated as a closed-end investment company. Prior to May 22, 2001, the Fund operated under a different investment strategy.

            Best and worst quarterly performance during this period:
                           3rd quarter 2000:  20.34%
                           3rd quarter 1998: -19.30%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of two broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Standard & Poor's Financials Index (S&P Financials Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                      5 YEARS               10 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %     5.11              12.02                 17.48
Class A Return After Taxes on Distributions(2)                  %     2.16               9.69                 14.57
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %     4.77               9.32                 13.77
Class B Return Before Taxes(3)                                  %     5.76               4.77                   N/A
S&P Financials Index (reflects no deduction for fees,
  expenses or taxes)(4)                                         %    -8.86              14.53(5)              18.35(5)
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(6)                                                     %   -11.88              10.70(7)              12.94(7)


 (1) Class B commenced operations on October 20, 1997.

 (2) Reflects deduction of sales charge of 5.75%.

 (3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.


 (4) The S&P Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.



 (5) Index return is for Class A for the 10 year period ended December 31, 2001. Index return for Class B is 9.37% for the period beginning November 1, 1997.



 (6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



 (7) Index return is for Class A for the 10 year period ended December 31, 2001. Index return for Class B is 7.02% for the period beginning November 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Financial Services Fund       19

                                                                         ADVISER
ING LARGE COMPANY VALUE FUND                                ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund will normally invest at least 80% of its assets in common stock of large companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the Adviser considers to be undervalued compared to the overall stock market. The Adviser considers large companies to consist of the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1,000 largest companies, as measured by equity market capitalization. Within this universe of large, well-established companies, the Adviser will use a disciplined value approach to select investments that the Adviser considers to be undervalued compared to the overall stock market. The Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.


The Fund may invest the remaining 20% of its assets in other types of securities, including foreign securities and smaller companies. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants, and exchange traded index funds (ETFs). To the degree that the Fund invests assets in non-U.S. securities, it may hedge the currency risk of these holdings with the use of forward contracts or options on currencies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities including bonds, notes, debentures, and short-term investments.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and mid-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


CHANGES IN INTEREST RATES -- the value of the Fund's convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns to the Fund.

EXCHANGE TRADED INDEX FUNDS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

 20      ING Large Company Value Fund

                                                    ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
-----   -----   -----   -----   -----   -----   -----   -----   -----   ------
12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54   -3.13   -14.06

---------------

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.
(3) Effective March 1, 2002, the Fund changed its name to Large Company Value Fund. Prior to that date, the name of the Fund was "Pilgrim Growth and Income Fund."

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  21.95%
                            3rd quarter 2001: -15.48%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Standard and Poor's Barra Value Index (S&P Barra Value Index) and the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -18.99              7.49                10.61
Class A Return After Taxes on Distributions(2)                  %   -19.34              4.59                 7.33
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -11.24              5.85                 7.76
Class B Return Before Taxes(3)                                  %   -18.88            -20.97                  N/A
Class C Return Before Taxes(4)                                  %   -15.57            -18.45                  N/A
S&P Barra Value Index (reflects no deduction for fees,
expenses or taxes)(5)(6)                                        %                           (7)                  (7)
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(8)                                                       %   -11.88             10.70(9)             12.94(9)


(1) Class B shares of the Fund commenced operations on August 22, 2000. Class C shares of the Fund commenced operations on September 26, 2000.
(2) Reflects deductions of sales charge of 5.75%.
(3) Reflects deduction of sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.
(4) Reflects deduction of deferred sales charge of 1% for 1 year return.

(5) The Fund normally invests in companies that the Adviser considers to be undervalued compared to the overall stock market. The S&P Barra Value Index tracks the performance of companies with low price-to-book ratios.


(6) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.


(7) Index return is for Class A for the 10 year period ended December 31, 2001.
    The index return for Class B is         for the period beginning         .
    Index return for Class C is
   for the period beginning         .


(8) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(9) Index return is for Class A for the 10 year period ended December 31, 2001. The index return for Class B is -17.85% for the period beginning September 1, 2000. Index return for Class C is -15.33% for the period beginning October 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       21

                                                                         ADVISER
ING MAGNACAP FUND                                           ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that meet the following criteria:

- ATTRACTIVE VALUATION CHARACTERISTICS: Companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.

- DIVIDENDS: A company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.


- BALANCE SHEET STRENGTH: If a company has long term debt, it must be rated investment grade by at least one nationally recognized rating agency.



The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.


The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, cash flow, earnings, or net assets. The remainder of the Fund's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Fund's investments may focus on particular sectors depending on the Adviser's perception of the market environment.


Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


 22      ING MagnaCap Fund

                                                               ING MAGNACAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992  1993   1994   1995    1996    1997    1998    1999    2000    2001
----  ----   ----   -----   -----   -----   -----   -----   ----   ------
8.02  9.25   4.15   35.22   18.51   27.73   16.09   12.20   1.23   -14.46

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  18.93%
                            3rd quarter 2001: -14.45%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Standard and Poor's Barra Value Index (S&P Barra Value Index) and the Standard & Poor's 500 Composite Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(2)
Class A Return Before Taxes(3)                                  %   -18.05             7.41                   10.99
Class A Return After Taxes on Distributions(3)                  %   -22.06             1.98                    7.33
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %    -9.45             4.30                    7.89
Class B Return Before Taxes(4)                                  %   -18.68             6.66                   10.02
Class C Return Before Taxes(5)                                  %   -15.82            -3.78                     N/A
Class M Return Before Taxes(6)                                  %   -17.85             6.36                    9.70
S&P Barra Value Index (reflects no deduction for fees,
expenses or taxes)(7)(8)                                        %                          (9)                     (9)
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(10)                                                      %   -11.88            10.70(11)               12.94(11)


 (1) Class C commenced operations on June 1, 1999.
 (2) Class B and Class M commenced operations on July 17, 1995.
 (3) Reflects deduction of sales charge of 5.75%.
 (4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.
 (5) Reflects deduction of deferred sales charge of 1% for the 1 year return.
 (6) Reflects deduction of sales charge of 3.5%.

 (7) The Fund invests in value securities that meet the Fund's disciplined investment criteria. The S&P Barra Value Index tracks the performance of companies with low price-to-book ratios.


 (8) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.


 (9) Index return is for Class A for the 10 year period ended December 31, 2001.
     Index return for Classes B and M is         for the period beginning
             . Index return for Class C is         for the period beginning
             .


(10) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(11) Index return is for Class A for the 10 year period ended December 31, 2001. Index return for Classes B and M is 13.97% for the period beginning July 1, 1995. Index return for Class C is -3.56% for the period beginning June 1, 1999.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING MagnaCap Fund       23

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC

                                                                     SUB-ADVISER


                                                    Brandes Investment Partners,
ING MIDCAP VALUE FUND                                                       L.P.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]


The Fund seeks long-term capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations greater than $1 billion but no greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser applies the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.



The Fund holds common and preferred stocks, warrants and convertible securities.



The Fund may typically invest up to the greater of:



- 20% of its assets in any particular industry at the time of purchase, or



- 150% of the weighting of such industry as represented in the Russell MidCap Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.



INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.



 24      ING MidCap Value Fund

                                                           ING MIDCAP VALUE FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING MidCap Value Fund has not had a full year of operations, there is no performance information included in this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING MidCap Value Fund       25

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC

                                                                     SUB-ADVISER


                                                    Brandes Investment Partners,
ING SMALLCAP VALUE FUND                                                     L.P.

--------------------------------------------------------------------------------



OBJECTIVE



[TARGET GRAPHIC]


The Fund seeks long-term capital appreciation.




INVESTMENT STRATEGY



[COMPASS GRAPHIC]


Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations of $1.5 billion or less at the time of purchase. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value.



The Fund holds common and preferred stocks, warrants and convertible securities.



The Fund may typically invest up to the greater of:



- 20% of its assets in any particular industry at the time of purchase, or


- 150% of the weighting of such industry as represented in the Russell 2000 Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.


--------------------------------------------------------------------------------


RISKS



[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.



MARKET TRENDS -- from time to time, the stock market may not favor the small-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.



INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.



 26      ING SmallCap Value Fund

                                                         ING SMALLCAP VALUE FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING SmallCap Value Fund has not had a full year of operations, there is no performance information included in this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING SmallCap Value Fund       27

                                                                         ADVISER

ING TAX EFFICIENT EQUITY FUND                               ING Investments, LLC

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns fluctuate with rising and falling stock market prices. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The portfolio managers will manage the Fund's portfolio in a manner that will attempt to reduce net realized capital gains each year. An emphasis will be placed on common stocks of companies which the portfolio managers believe to have superior appreciation potential. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.



In choosing investments for the Fund, the portfolio managers employ a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:



- The portfolio managers first determine the outlook for market sectors and industries based on business cycle characteristics.



- The portfolio managers next search for companies with improving fundamentals.



- Finally, the portfolio managers assess company stock prices relative to their inherent value, taking into account their expected earnings growth rates and to the overall equity markets.



The portfolio managers attempt to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and mid-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TAX EFFICIENT MANAGEMENT -- the Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

 28      ING Tax Efficient Equity Fund

                                                   ING TAX EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                      YEAR BY YEAR TOTAL RETURN (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

      1992        1993        1994        1995        1996        1997        1998      1999     2000     2001
    --------    --------    --------    --------    --------    --------    --------    -----    -----    -----
                                                                                        18.53    -8.21    -8.16

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to April 30, 2001, ING Mutual Funds Management Co. LLC served as the Fund's investment adviser. Effective April 30, 2001 ING Mutual Funds Management Co. LLC merged with ING Investments, LLC, and ING Investments, LLC became the Fund's investment adviser. However, prior to March 15, 2002, the Fund was managed by a sub-adviser.


            Best and worst quarterly performance during this period:
                           4th quarter 1999:  11.98%
                            3rd quarter 2001: -14.34%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)
The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -13.44            0.47                    N/A
Class A Return After Taxes on Distributions(2)                  %  -13.44            0.38                    N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -8.19            0.33                    N/A
Class B Return Before Taxes(3)                                  %  -13.38            0.91                    N/A
Class C Return Before Taxes(4)                                  %   -9.79            1.74                    N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  -11.88           -1.03(6)                 N/A

(1) Classes A, B and C commenced operations on December 15, 1998.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1% for the 1-year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) Index return is for the period beginning January 1, 1999.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Tax Efficient Equity Fund       29

                                                                         ADVISER
ING CONVERTIBLE FUND                                        ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal conditions, the Fund invests at least 80% of its assets in convertible securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Fund invests may be rated below investment grade (high risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Fund may invest. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.


The Fund may also invest up to 20% of its total assets in common and nonconvertible preferred stocks, and in nonconvertible debt securities, which may include high yield debt (commonly known as junk bonds) rated below investment grade, or of comparable quality if unrated. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities. Most but not all of the bonds in which the Fund invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.


In evaluating convertible securities, the Fund's portfolio managers evaluate each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.


In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

CREDIT RISK -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

INABILITY TO SELL SECURITIES -- convertible securities and lower rated debt may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 30      ING Convertible Fund

                                                            ING CONVERTIBLE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992   1993    1994    1995    1996    1997    1998    1999    2000     2001
----   -----   -----   -----   -----   -----   -----   -----   -----   ------
               -8.23   21.67   20.29   22.58   20.86   50.20   -9.03   -12.58

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                            3rd quarter 1997:  14.44%
                           4th quarter 2000: -16.02%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -17.62          10.77                  12.32
Class A Return After Taxes on Distributions(2)                  %   -18.61           7.01                   9.09
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -10.68           7.71                   9.09
Class B Return Before Taxes(3)                                  %   -17.37          11.22                  13.79
Class C Return Before Taxes(4)                                  %   -13.99          11.41                  12.37
First Boston Convertible Index (reflects no deduction for
fees, expenses or taxes)(5)                                     %    -6.42           8.86                   9.90(6)

(1) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.


(5) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.

(6) Index return is for Classes A and C for the period beginning May 1, 1993. Index return for Class B is 10.52% for the period beginning June 1, 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Convertible Fund       31

                                                                         ADVISER
ING EQUITY AND INCOME FUND                                  ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund's Adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the Adviser believes are leaders in their industries. The Adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as junk bonds) rated below investment grade (i.e., lower than the four-highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in ING Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of debt securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

 32      ING Equity and Income Fund

                                                      ING EQUITY AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


                           [TOTAL RETURNS BAR GRAPH]

1992     1993       1994       1995     1996    1997    1998    1999    2000    2001
-----  --------   --------   --------   -----   -----   -----   -----   -----   -----
                     -6.29      23.43   16.39   20.50   23.35    8.48   -3.23   -5.19

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, a different adviser managed the Fund.

            Best and worst quarterly performance during this period:
                            3rd quarter 1997: 14.44%
                           3rd quarter 2001:  -6.86%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Standard & Poor's Barra Value Index (S&P Barra Value Index), the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% S&P 500 Composite Stock Price Index (S&P 500 index) and 40% Lehman Brothers Government/Corporate Bond Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -10.66             6.87                    9.06
Class A Return After Taxes on Distributions(2)                  %   -12.33             2.92                    6.17
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %    -6.48             4.44                    6.60
Class B Return Before Taxes(3)                                  %   -10.50             7.24                    9.70
Class C Return Before Taxes(4)                                  %    -6.81             7.40                    9.11
Class T Return Before Taxes(5)                                       -9.10            -6.94                     N/A
S&P Barra Value Index (reflects no deduction for fees,
  expenses or taxes)(6)                                         %   -11.71             9.49(7)                12.84(7)
Lehman Aggregate Bond Index (reflects no deduction for fees,
  expenses or taxes)(8)                                         %     8.44             7.43(9)                 6.91(9)
Lipper Balanced Fund Index (reflects no deduction for fees,
  expenses or taxes)(10)                                        %    -3.24             8.37(11)                9.68(11)
Composite Index (reflects no deduction for fees, expenses or
  taxes)(12)                                                    %    -3.67             9.79(13)               11.30(13)



 (1) Class A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995. Class T commenced operations on March 31, 2000.



 (2) Reflects deduction of sales charge of 5.75%.



 (3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.



 (4) Reflects deduction of deferred sales charge of 1% for the 1 year return.



 (5) Reflects deduction of deferred sales charge of 4% and 3% for the 1 year and since inception returns.



 (6) The S&P Barra Value Index is a capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.



 (7) Index return is for Classes A and C for the period beginning May 1, 1993. Index return for Class B is 12.91% for the period beginning June 1, 1995. Index return for Class T is - 3.80% for the period beginning April 1, 2000.



 (8) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.


 (9) Index return is for Classes A and C for the period beginning May 1, 1993. Index return for Class B is 7.28% for the period beginning June 1, 1995. Class T is 10.15% for the period beginning April 1, 2000.



(10) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).



(11) Index return is for Classes A and C for the period beginning May 1, 1993. Index return for Class B is 10.17% for the period beginning June 1, 1995. Index return for Class T is - 2.18% for the period beginning April 1, 2000.



(12) The Composite Index consists of 60% of the S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. The Lehman Brothers Government/Corporate Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government investment grade mortgage-backed and corporate debt securities.



(13) Index return is for Classes A and C for the period beginning May 1, 1993. Index return for Class B is 11.69% for the period beginning June 1, 1995. Index return for Class T is - 4.03% for the period beginning April 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Equity and Income Fund       33

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING REAL ESTATE FUND                                Clarion CRA Securities, L.P.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


This Fund seeks total return.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.



The Fund's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.



MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks or industries to which the Fund is not exposed, or may not favor equities at all.



NON-DIVERSIFICATION RISKS -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's assets may be invested in a single company.



RISK OF CONCENTRATION -- because the Fund's investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.



REAL ESTATE RISK -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.



 34      ING Real Estate Fund

                                                            ING REAL ESTATE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


                             [TOTAL RETURNS GRAPH]

1992   1993    1994    1995    1996    1997     1998    1999    2000    2001
----   -----   -----   -----   -----   -----   ------   -----   -----   ----
                                       25.32   -17.75   -2.55   32.27   7.42



(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.



(2) The figures provide performance information for Class I shares of the Fund.
    Performance for Class I shares of the Fund for periods prior to         ,
    2002 includes performance of a predecessor investment company which merged into the Fund on that date. For a more detailed discussion, please refer to "History of the Funds" in the SAI. As of December 31, 2001, Class A shares were not available to investors. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.



(3) Prior to         , 2002, Clarion CRA Securities, L.P. served as the
    investment adviser rather than the Sub-Adviser to the Fund.



            Best and worst quarterly performance during this period:


                           4th quarter 1999:  43.50%


                            1st quarter 2001: -32.03%


             Fund's year-to-date total return as of June 30, 2002:


                                          %



                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Wilshire Real Estate Securities Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After tax returns are shown for Class I only. After-tax returns for other classes will vary.



                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(2)
Class I return before taxes                                     %    7.42            7.37                   7.37
Class I return after taxes on distributions                     %    5.49            5.20                   5.20
Class I return after taxes on distributions and sale of fund
  shares                                                        %    4.47            4.85                   4.85
Wilshire Real Estate Securities Index (reflects no deduction
  for fees, expenses or taxes)(3)                               %   10.33            6.67                   6.67



(1) This table shows performance for Class I shares of the Fund because Class A shares were not offered during 2001. See footnote (2) to the bar chart above.



(2) Performance for Class I shares of the Fund for periods prior to         ,
    2002 includes performance of a predecessor investment company which merged into the Fund on that date. For a more detailed discussion, please refer to "History of the Funds" in the SAI. Class I shares of the predecessor fund commenced operations on December 31, 1996.



(3) The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, such as real estate investment trusts (REITs), real estate operating companies (REOCs) and partnerships. The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Real Estate Fund       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]
       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Funds.
       FEES YOU PAY DIRECTLY

                                                                CLASS A    CLASS B    CLASS C(1)    CLASS M(1)    CLASS T(2)
----------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)
 Equity Growth, Equity Value and Equity & Income Funds           5.75(3)    none         none          3.50(3)       none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)
 Equity Growth, Equity Value and Equity & Income Funds           none(4)    5.00(5)      1.00(6)       none          4.00(7)




(1) Not all Funds offer Classes C and M. Please see page  .



(2) Class T shares are available only for certain exchanges or reinvestment of dividends. Please see page .



(3) Reduced for purchases of $50,000 and over. Please see page  .



(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page .



(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page .



(6) Imposed upon redemption within 1 year from purchase. Please see page  .



(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page .


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS A
                                                    DISTRIBUTION
                                                        AND                           TOTAL
                                                      SERVICE                         FUND             WAIVERS,
                                      MANAGEMENT      (12b-1)          OTHER        OPERATING       REIMBURSEMENTS         NET
FUND                                     FEE            FEES          EXPENSES      EXPENSES     AND RECOUPMENT(2)(3)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Biotechnology                  %        1.25(4)        0.25
 Growth + Value                 %        1.00           0.30
 Growth Opportunities           %        0.95           0.30
 LargeCap Growth(5)             %        0.73           0.35
 MidCap Opportunities(5)        %        1.00           0.30
 SmallCap Opportunities(5)      %        1.00           0.30
 Research Enhanced Index        %        0.70           0.30
 Financial Services             %        0.73           0.25
 Large Company Value(5)         %        0.63           0.25
 MagnaCap(5)                    %        0.72           0.30
 MidCap Value                   %        1.00           0.25
 SmallCap Value                 %        1.00           0.25
 Tax Efficient Equity           %        0.80           0.35
 Convertible                    %        0.75           0.35
 Equity and Income              %        0.75           0.35
 Real Estate                    %        0.70           1.00


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS B
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES          EXPENSES      EXPENSES      RECOUPMENTS(2)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Biotechnology                      %        1.25(4)        1.00
 Growth + Value                     %        1.00           1.00
 Growth Opportunities               %        0.95           1.00
 LargeCap Growth(5)                 %        0.73           1.00
 MidCap Opportunities(5)            %        1.00           1.00
 SmallCap Opportunities(5)          %        1.00           1.00
 Research Enhanced Index            %        0.70           1.00
 Financial Services                 %        0.73           1.00
 Large Company Value(5)             %        0.63           1.00
 MagnaCap(5)                        %        0.72           1.00
 MidCap Value                       %        1.00           1.00
 SmallCap Value                     %        1.00           1.00
 Tax Efficient Equity               %        0.80           1.00
 Convertible                        %        0.75           1.00
 Equity and Income                  %        0.75           1.00
 Real Estate                        %        0.70           1.00



CLASS C
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES          EXPENSES      EXPENSES      RECOUPMENT(2)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Biotechnology                      %        1.25(4)        1.00
 Growth + Value                     %        1.00           1.00
 Growth Opportunities               %        0.95           1.00
 LargeCap Growth(5)                 %        0.73           1.00
 MidCap Opportunities(5)            %        1.00           1.00
 SmallCap Opportunities(5)          %        1.00           1.00
 Research Enhanced Index            %        0.70           1.00
 Large Company Value(5)             %        0.63           1.00
 MagnaCap(5)                        %        0.72           1.00
 MidCap Value                       %        1.00           1.00
 SmallCap Value                     %        1.00           1.00
 Tax Efficient Equity               %        0.80           1.00
 Convertible                        %        0.75           1.00
 Equity and Income                  %        0.75           1.00
 Real Estate                        %        0.70           1.00


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS M
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES          EXPENSES      EXPENSES      RECOUPMENT(2)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 MagnaCap                           %        0.72           0.75



CLASS T
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES          EXPENSES      EXPENSES      RECOUPMENT(2)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities               %        0.95           0.95
 SmallCap Opportunities(6)          %        1.00           0.95
 Equity and Income                  %        0.75           0.75


--------------------------------------------------------------------------------


(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Fund's actual operating expenses for its most recent complete fiscal year, as adjusted for contractual changes, and fee waivers to which the Adviser has agreed for each Fund. Expenses for the Biotechnology, MidCap Value and SmallCap Value Funds are estimates because the Funds have recently commenced operations. For Real Estate Fund, estimated operating expenses are based on contractual operating expenses commencing with ING Investments' management of the Fund.



(2) ING Investments has entered into written expense limitation agreements with each Fund which it advises (except MagnaCap, Financial Services, Research Enhanced Index, Growth Opportunities, Growth + Value, and SmallCap Opportunities Funds), under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Investments is shown under the heading "Waivers, Reimbursements and Recoupment." For each Fund, except MidCap Opportunities Fund, the expense limit will continue through at least May 31, 2003. For MidCap Opportunities Fund the expense limit will continue through at least January 1, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.



(3) This includes a waiver of 0.10% of Distribution Fee for Tax Efficient Equity Fund for Class A only.



(4) After the Biotechnology Fund's first year of operations, the management fee may increase or decrease by 0.50% based on the Fund's investment performance. This performance fee will accrue daily but will not be paid until after one full year of operations. Please see page for more information.



(5) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.



(6) Effective May 17, 2002, certain funds merged with MidCap Opportunities and SmallCap Opportunities Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.



(7) Amount recouped by ING Investments pursuant to the Expense Limitation Agreement between the Fund and ING Investments.



(8) Excludes one-time merger fees of %, % and % for Class A, B and C, respectively, incurred in connection with the merger of another investment company into MidCap Opportunities Fund.



(9) Excludes one-time merger fees of %, %, % and % for Class A, B, C and T, respectively, incurred in connection with the merger of another investment company into SmallCap Opportunities Fund.


 38      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       EXAMPLES
       The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A


FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 Biotechnology                                                  $
 Growth + Value                                                 $
 Growth Opportunities                                           $
 LargeCap Growth                                                $
 MidCap Opportunities                                           $
 SmallCap Opportunities                                         $
 Research Enhanced Index                                        $
 Financial Services                                             $
 Large Company Value                                            $
 MagnaCap                                                       $
 MidCap Value                                                   $
 SmallCap Value                                                 $
 Tax Efficient Equity                                           $
 Convertible                                                    $
 Equity and Income                                              $
 Real Estate                                                    $


CLASS B


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Biotechnology                            $
 Growth + Value                           $
 Growth Opportunities                     $
 LargeCap Growth                          $
 MidCap Opportunities                     $
 SmallCap Opportunities                   $
 Research Enhanced Index                  $
 Financial Services                       $
 Large Company Value                      $
 MagnaCap                                 $
 MidCap Value                             $
 SmallCap Value                           $
 Tax Efficient Equity                     $
 Convertible                              $
 Equity and Income                        $
 Real Estate                              $






      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What you Pay to Invest       39

WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

EXAMPLES

CLASS C


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Biotechnology                            $
 Growth + Value                           $
 Growth Opportunities                     $
 LargeCap Growth                          $
 MidCap Opportunities                     $
 SmallCap Opportunities                   $
 Research Enhanced Index                  $
 Large Company Value                      $
 MagnaCap                                 $
 MidCap Value                             $
 SmallCap Value                           $
 Tax Efficient Equity                     $
 Convertible                              $
 Equity and Income                        $
 Real Estate                              $


CLASS M

FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 MagnaCap                                                       $     522          882       1,266       2,340

CLASS T


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities                     $
 SmallCap Opportunities                   $
 Equity and Income                        $






      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What you Pay to Invest       40

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

Depending upon the Fund, you may select from up to five separate classes of shares: Class A, Class B, Class C, Class M and Class T.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25% to 0.35% (varies by Fund).

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A contingent deferred sales charge, as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A 1% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

- Not offered by Financial Services Fund.

CLASS M

- Lower front-end sales charge than Class A, as described on the next page.

- Distribution and service (12b-1) fees of 0.75%.

- No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

- Offered only by MagnaCap Fund.

CLASS T

- No longer available for purchase, unless you are investing income earned on Class T shares or exchanging Class T shares of another Fund.

- Distribution and service (12b-1) fees of 0.75 to 0.95% (varies by Fund).

- A contingent deferred sales charge, as described on the next page.

- Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

- Offered only by Growth Opportunities Fund, SmallCap Opportunities Fund and Equity and Income Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A(1)(2)

Class A shares of the Funds are sold subject to the following sales charge:

                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $1,000,000           2.00            2.04
 $1,000,000 and over                             See below

(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2) Shareholders that purchased funds that were part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge (CDSC) if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 and over            0.25         1 year

CLASS B, CLASS C AND CLASS T

Class B, Class C and Class T shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE(3)

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     5%
 2nd year                                                     4
 3rd year                                                     3
 4th year                                                     3
 5th year                                                     2
 6th year                                                     1
 After 6th year                                            none

(3) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different CDSC. Please see the SAI for further information.

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     1%
 After 1st year                                            none

CLASS M

Class M shares of the Funds are sold subject to the following sales charge.

                                    MAGNACAP FUND
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               3.50            3.63
 $50,000 - $99,999               2.50            2.56
 $100,000 - $249,999             1.50            1.52
 $250,000 - $499,999             1.00            1.01
 $500,000 and over               none            none

CLASS T DEFERRED SALES CHARGE


                                                 EQUITY AND INCOME,
                                                GROWTH OPPORTUNITIES
                                                    AND SMALLCAP
                                                OPPORTUNITIES FUNDS
                                                --------------------
                                                   CDSC ON SHARES
YEARS AFTER PURCHASE                                 BEING SOLD
 1st year                                                  4%
 2nd year                                                  3
 3rd year                                                  2
 4th year                                                  1
 After 4th year                                         none


To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

 42      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding the Money Market and Classic Money Market Funds) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.


See the Account Application or the SAI for details, or contact your financial representative or a Shareholder Services Representative for more information.


CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- For Class B and Class C Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

- Mandatory distributions from a tax-deferred retirement plan or an IRA.

However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.


If you think you may be eligible for a CDSC waiver, contact your financial representative or a Shareholder Services Representative.



REINSTATEMENT PRIVILEGE. If you sell Class B, Class C or Class T shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or a Shareholder Services Representative. Consult the SAI for more information.



SALES CHARGE WAIVERS. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact a Shareholder Services Representative, or see the SAI.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       43

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------





The minimum initial investment amounts for the ING Funds are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and ING Funds Distributor, Inc. (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

MARKET TIMERS

A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments, LLC to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co. (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment
 YOUR INVESTMENT    professional with an
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Visit or consult an
                    investment               investment professional.
                    professional. Make       Fill out the Account
                    your check payable to    Additions form included
                    the ING Funds and mail   on the bottom of your
                    it, along with a         account statement along
                    completed Application.   with your check payable
                    Please indicate your     to the Fund and mail
                    investment               them to the address on
                    professional on the      the account statement.
                    New Account              Remember to write your
                    Application.             account number on the
                                             check.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank and
                    Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund)
                    A/C #751-8315; for
                    further credit to:
                    Shareholder A/C #
                    -----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 44      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------


You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.



                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-9368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call the Shareholder
                                                                                             Services Representative at (800)
                                                                                             992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       45

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each class of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.


TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES


You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for Lexington Money Market Trust and Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the money market funds for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the Classic Money Market or Money Market Funds. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired. You should review the prospectus of the ING Fund into which you intend to exchange your shares.


The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of


 46      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------


the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.



In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor please see the inside back cover of this prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.



You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.


CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from any ING Fund described in this prospectus to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that Fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares of the original ING Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS


Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.


PRIVACY POLICY


The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       47

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly ING Pilgrim Investments LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING is registered with the SEC as an investment adviser. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


Prior to April 30, 2001, ING Mutual Funds Management Co. LLC (IMFC) served as investment adviser to certain of the Funds. On April 30, 2001, IMFC, an indirect wholly-owned subsidiary of ING Group that had been under common control with ING Investments, merged with ING Investments.


As of August 31, 2002, ING managed over $  billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


                                                      MANAGEMENT
                        FUND                             FEE
Biotechnology(1)                                          %
Growth + Value
Growth Opportunities
LargeCap Growth
MidCap Opportunities
SmallCap Opportunities
Research Enhanced Index
Financial Services
Large Company Value
MagnaCap
MidCap Value
SmallCap Value
Tax Efficient Equity
Convertible
Equity and Income
Real Estate



(1) As described more fully in the section "Sub-Advisers -- Biotechnology Fund," the Biotechnology Fund has agreed to pay a performance-based advisory fee (Fulcrum Fee), so that if the Fund's performance is greater than the NASDAQ Biotechnology Index (Index), the management fee is higher and if it is less than the Index, the management fee is lowered. The management fee may increase or decrease by 0.50% based on the Fund's investment performance.


ING DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:


GROWTH OPPORTUNITIES FUND, LARGECAP GROWTH FUND AND MIDCAP OPPORTUNITIES FUND



The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, LargeCap Growth Fund and MidCap Opportunities Fund.



Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998, Growth Opportunities Fund since November 1998, and LargeCap Growth Fund since October 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.



Jeffrey Bernstein, Senior Vice President of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998 and Growth Opportunities Fund since November 1998. Mr. Bernstein has served as Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.



SMALLCAP OPPORTUNITIES FUND



Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Fund since July 1998.


LARGE COMPANY VALUE FUND

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING, has served as Portfolio Manager of Large Company Value Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December
2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.


 48      Management of the Funds

ADVISER                                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

The following individuals share responsibility for the day-to-day management of the Financial Services Fund:

Robert M. Kloss, Vice President of ING, has served as Co-Portfolio Manager of Financial Services Fund since January 2001. Mr. Kloss has served as an Equity Analyst and Portfolio Manager for ING Pilgrim since 1998. From 1995 to 1998, he served as a Product Manager for the Pilgrim Advisory Funds.

Steven L. Rayner, Vice President of ING, has served as Co-Portfolio Manager of Financial Services Fund since January 2001. Formerly, Mr. Rayner served as the primary analyst for the Fund from June 1995 until January 2001. He held the same position at ING Pilgrim's predecessor Pilgrim America Investments Inc. from 1993 to 1994.

Mary Lisanti, whose background is described above, has oversight for the Fund's strategy.

MAGNACAP FUND


Thomas Jackson, whose background is described above, has served as Portfolio Manager of MagnaCap Fund since June 2001.



TAX EFFICIENT EQUITY FUND



The following individuals share responsibility for the day-to-day management of the Tax Efficient Equity Fund:



Thomas Jackson, whose background is described above, has served as Senior Portfolio Manager of the Tax Efficient Equity Fund since March 2002.



James A. Vail, Vice President of ING, has served as the Co-Portfolio Manager of the Tax Efficient Equity Fund since March 2002. Mr. Vail has served as Vice President and Portfolio Manager of ING since July 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has 25 years of investment experience. Prior to joining ING Pilgrim in July 2000, he was a Vice President at Lexington Management Corporation (Lexington) (which was acquired by ING Pilgrim's parent company in July 2000). Prior to joining Lexington in 1991, Mr. Vail held investment research positions with Chemical Bank, Oppenheimer & Co., Robert Fleming, Inc. and most recently, Beacon Trust Company, where he was a Senior Investment Analyst.


EQUITY AND INCOME FUND

The following individuals share responsibility for the day-to-day management of the Equity and Income Fund:

Thomas Jackson, whose background is described above, has served as Portfolio Manager of the equity portion of the Equity and Income Fund since June 2001.

Robert K. Kinsey, Vice President of ING, has served as a Portfolio Manager of Equity and Income Fund since May 24, 1999. Mr. Kinsey manages Equity and Income Fund's assets that are invested in fixed income assets other than high yield debt securities. Prior to joining ING Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Edwin Schriver, Senior Vice President of ING, has served as a Senior Portfolio Manager of the high yield portion of the Equity and Income Fund's assets since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.

CONVERTIBLE FUND


The following individuals share responsibility for the day-to-day management of the Convertible Fund:



Edwin Schriver, whose background is described above, has served as Portfolio Manager of Convertible Fund since April 2002.



Andy Mitchell, Vice President of ING, has served as Co-Portfolio Manager of Convertible Fund since April 2002. Mr. Mitchell has served as Vice President and Portfolio Manager of ING since July 2000. Prior to joining ING in 2000, Mr. Mitchell was a Senior Credit Analyst with Katonah Capital and from March 1998 to March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.



Anuradha Sahai, Vice President of ING, has served as a member of the portfolio management team that manages Convertible Fund since April 2002. Ms. Sahai has held several analyst positions with ING since 1997. Prior to joining ING, Ms. Sahai was an auditor with GE where she assisted in the integration of insurance company acquisitions from 1996 to 1997. Prior to 1996, Ms. Sahai served as a research analyst in Hong Kong and India with a London-based institutional brokerage firm.



Dr. Michael Matusewicz [title] of ING, has served as a member of the portfolio management team that manages Convertible Fund since April 2002. Prior to joining ING in February 2002, Dr. Matusewicz served as a consulting scientist for Ingenuity Systems, Inc., a scientific knowledge management company from February 2001 to November 2001. Dr. Matusewicz was a consulting Senior Policy Analyst for the Office of Occupational Safety and Health Policy, U.S. Department of Energy, from 1998 to 1999. From 1996 to 1998, Dr. Matusewicz was in sales. From 1991 to 1996, Dr. Matusewicz was a consulting Project Manager for the Safety, Health and Environmental Management Division, U.S. Environmental Protection Agency.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       49

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

SUB-ADVISERS


For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers, at least in part, have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.


RESEARCH ENHANCED INDEX FUND

AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2002, Aeltus managed over $41.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.

Mr. Cote has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has served as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.


GROWTH + VALUE FUND



NAVELLIER FUND MANAGEMENT, INC.



A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $4.4 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.



Louis Navellier has managed the Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.



BIOTECHNOLOGY FUND



AW ADVISORS, LLC



AW Advisors, LLC (AW Advisors) serves as Sub-Adviser to Biotechnology Fund. Organized in 2001, AW Advisers is registered as an investment adviser with the
SEC. As of August 31, 2002, AW Advisors had $    million in assets under
management.



Mr. Harrichand Persaud, with 18 years investment experience, is a Managing Director of AW Advisors. In 1994, Mr. Persaud joined the Bear Stearns International Equity Group where he implemented a portfolio of quantitative trading strategies in Europe and the Far East. Mr. Persaud also represented Bear Stearns in a joint venture with Deutsche Bank in the development of the CountryBasket Exchange Traded Fund Project. In 1997, Mr. Persaud left Bear Stearns to become an independent adviser to hedge funds and portfolio managers on the implementation of quantitative investment strategies in both domestic and international markets. From December to October 2001, Mr. Persaud was a portfolio manager of the Far Eastern Fund with Acqua Wellington Asset Management, LLC. In October 2001 Mr. Persaud left Acqua Wellington to join AW Advisors.



Mr. Gerald Gaffney, with 18 years' investment experience, is the Director of Analytics at AW Advisors. Mr. Gaffney has over 16 years of experience in the capital markets, during which he managed U.S. and international proprietary equity portfolios for firms ranging from boutique investment firms to Bear Stearns. Before joining AW Advisors, Mr. Gaffney acted as an investment manager of a proprietary U.S. risk arbitrage portfolio at Carlin Financial Group, a boutique investment firm from 1998 to 2000. Mr. Gaffney managed a proprietary interest rate arbitrage strategy at ETG, LLC from 1996 to 1998. At Bear Stearns, where he was Vice President in the Options department from April 1994 to October 1996, Mr. Gaffney co-managed a market-neutral portfolio of hedged Japanese convertible bonds, warrants, and derivatives. The portfolio ranged in value from approximately $200 to $600 million. Mr. Gaffney joined AW Advisors in July 2001.



The Fund has agreed to pay a performance-based advisory fee so that if the Fund's performance is greater than that of the NASDAQ Biotechnology Index (Index), the advisory fee is higher, and if it is less than that of the Index, the advisory fee is lower. The management fee may increase or decrease by up to 0.50% based on the Fund's investment performance.



The Fund's performance-based fee is made up of two components: a base advisory fee of 1.25% of the Fund's average daily net assets and a performance adjustment. The Fund will begin to pay the performance adjustment starting in its thirteenth month of operations. For the first twelve months of operations, the Fund will pay only the base advisory fee of 1.25%. Under the Fund's Advisory Agreement, the Fund will pay the entire advisory fee to ING. ING will retain a fixed amount of 0.625% of the base advisory fee and will, in turn, pay the remainder of the base



 50      Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


advisory fee (0.625%), as adjusted by the performance adjustment, to AW Advisors. If the performance of Class A shares of the Fund is up to 2 percentage points higher or lower than the performance of the Index, there is no performance adjustment. If the performance of Class A shares exceeds the performance of the Index by more than 2 percentage points, the sub-advisory fee can increase by up to 0.50% and if the performance of Class A shares lags behind the performance of the Index by more than 2 percentage points, the sub-advisory fee could decrease by up to 0.50% as shown on the following schedule:



   ANNUAL % POINT DIFFERENCE               (AS OF % OF AVERAGE NET ASSETS)
   BETWEEN CLASS A SHARES OF                   PERFORMANCE ADJUSTMENT
    BIOTECHNOLOGY FUND AND       ANNUAL BASE       PAYABLE TO AW           ANNUAL
  NASDAQ BIOTECHNOLOGY INDEX*    ADVISORY FEE         ADVISORS         TOTAL ADVISORY
        5.01 or better              1.25%              0.500%              1.750%
         4.01 to 5.00               1.25%              0.375%              1.625%
         3.01 to 4.00               1.25%              0.250%              1.500%
         2.01 to 3.00               1.25%              0.125%              1.375%
         2.00 to -2.00              1.25%              0.000%              1.250%
        -2.01 to -3.00              1.25%             -0.125%              1.125%
        -3.01 to -4.00              1.25%             -0.250%              1.000%
        -4.01 to -4.00              1.25%             -0.375%              0.875%
        -5.00 or worse              1.25%             -0.500%              0.750%



 * Measured over the performance period which, beginning twelve months after the Fund has commenced operations, will be a rolling 12 month period ending with the most recent calendar month. Since the performance adjustment is based on the comparative performance of Class A shares against the Index, the controlling factor is not whether the performance of Class A shares is up or down, but whether that performance is up or down more than or less than that of the Index. In addition, the relative performance of Class A shares against the Index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.



PERFORMANCE OF A SIMILAR BIOTECHNOLOGY ACCOUNT MANAGED BY AW ADVISORS



The table below is designed to show you how a similar separate account managed by AW Advisors has performed over various periods in the past.



The AW Advisors Biotechnology Separate Account is a separate account managed by AW Advisors for ING Investments. The AW Advisors Biotechnology Separate Account is the sole, fee paying, discretionary account managed by AW Advisors that has investment objectives, policies and strategies that are substantially similar to the ING Biotechnology Fund.



The table below shows the returns for the AW Advisors Biotechnology Separate Account compared with the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the NASDAQ Biotechnology Index for each month from the inception of the AW Advisors Biotechnology Separate Account through August 31, 2002. The returns of the AW Advisors Biotechnology Separate Account reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the S&P 500 Index assume all dividends and distributions have been reinvested. The returns of the NASDAQ Biotechnology Index assume no reinvestment of cash dividends with distributions (including stock splits and stock dividends) accounted for in order to maintain the current market value of the respective issuer on the distribution date.



This information is designed to demonstrate the historical track record of AW Advisors. It does not indicate how the ING Biotechnology Fund has performed or will perform in the future. Past performance is not a guarantee of future results.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       51

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------


                             MONTHLY TOTAL RETURNS


                   (FROM INCEPTION THROUGH JANUARY 31, 2002)



                                                                        AW ADVISORS                      NASDAQ
                                                                   BIOTECHNOLOGY SEPARATE   S&P 500   BIOTECHNOLOGY
                                                                          ACCOUNT            INDEX        INDEX
September 2001*                                                 %          -12.10            -7.94       -15.30
October 2001                                                    %           17.41             1.91        16.29
November 2001                                                   %            7.17             7.67         9.55
December 2001                                                   %           -0.99             0.88        -3.96
January 2002                                                    %          -12.42            -1.46       -14.17
February 2002                                                   %
March 2002                                                      %
April 2002                                                      %
May 2002                                                        %
June 2002                                                       %
July 2002                                                       %
August 2002                                                     %



* The AW Advisors Biotechnology Separate Account commenced operations on September 5, 2001. The September 2001 returns for the AW Advisors Biotechnology Separate Account, the S&P 500 Index and the NASDAQ Biotechnology Index are calculated from September 5, 2001 through September 30, 2001.



The net annual returns for the AW Advisors Biotechnology Separate Account were calculated on a total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The AW Advisors Biotechnology Separate Account does not pay the same expenses that mutual funds pay and is not subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 (the 1940 Act) or Subchapter M of the Internal Revenue Code. Returns would have been lower if the AW Advisors Biotechnology Separate Account had been subject to these expenses and regulations.



The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



The NASDAQ Biotechnology Index contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease, which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology.



MIDCAP VALUE FUND AND
SMALLCAP VALUE FUND



BRANDES INVESTMENT PARTNERS, L.P.



Founded in 1974, Brandes Investment Partners, L.P. (Brandes) is an investment
advisory firm currently with 56 investment professionals who manage $    billion
in assets as of June 30, 2002. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.



Brandes is the investment sub-adviser to ING MidCap Value Fund and ING SmallCap Value Fund. Brandes' Large Cap, Mid Cap and Small Cap Investment Committees, respectively, are responsible for making the day-to-day investment decisions for each Fund.



Brandes uses a value-oriented approach in managing equity investments, seeking to build wealth by buying high quality, undervalued stocks.



PERFORMANCE OF SIMILAR MID CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES



The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.



The Brandes U.S. Value Mid Cap Equity Composite is a composite of the performance of all actual, fee-paying and non-fee paying, fully discretionary U.S. Value Mid Cap accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the MidCap Value Fund.



The table below shows the returns for the Brandes U.S. Value Mid Cap Equity Composite compared with the Russell MidCap Index and the Russell MidCap Value Index for the periods ending December 31, 2001 and December 31 of prior years. The returns of the Brandes U.S. Value Mid Cap Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell MidCap Index and the Russell MidCap Value Index assume all dividends and distributions have been reinvested. This information is



 52      Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


designed to demonstrate the historical track record of Brandes. It does not indicate how the MidCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2001)



                                                                 BRANDES
                                                                U.S. VALUE      RUSSELL      RUSSELL
                                                              MID CAP EQUITY    MIDCAP     MIDCAP VALUE
                                                              COMPOSITE (%)    INDEX (%)    INDEX (%)
One Year                                                          24.04%        -5.62%         2.33%
Three Years                                                       16.00%         6.50%         6.80%
Since Inception (9/30/97)                                         14.89%        13.90%        13.74%



                              ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2001)



                                                                 BRANDES
                                                                U.S. VALUE      RUSSELL      RUSSELL
                                                              MID CAP EQUITY    MIDCAP     MIDCAP VALUE
                                                              COMPOSITE (%)    INDEX (%)    INDEX (%)
2001                                                              24.04%        -5.62%         2.33%
2000                                                              25.72%         8.25%        19.18%
1999                                                               0.11%        18.23%        -0.11%
1998                                                              11.62%        10.10%         5.08%
1997                                                              -2.08%         1.11%         4.07%



The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.



The net annual returns for the Brandes U.S. Value Mid Cap Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Value MidCap Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.



The Russell MidCap Index is an unmanaged index that measures the 800 smallest companies out of the 1,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



PERFORMANCE OF SIMILAR SMALL CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES



The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.



The Brandes U.S. Small Cap Value Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Small Cap Value accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objective, policies and strategies that are substantially similar to the SmallCap Value Fund.



The table below shows the returns for the Brandes U.S. Small Cap Value Equity Composite compared with the Russell 2000 Index and the Russell 2000 Value Index for the periods ending December 31, 2001 and December 31 of prior years. The returns of the Brandes U.S. Small Cap Value Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell 2000 Index and the Russell 2000 Value Index assume all dividends and distributions have been reinvested. This information is





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       53

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------


designed to demonstrate the historical track record of Brandes. It does not indicate how the SmallCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2001)



                                                                   BRANDES
                                                                U.S. SMALL CAP       RUSSELL 2000     RUSSELL 2000
                                                             EQUITY COMPOSITE (%)     INDEX (%)      VALUE INDEX (%)
One Year                                                             35.71%              2.49%            14.03%
Three Years                                                          14.05%              6.42%            11.33%
Since Inception (9/30/97)                                             7.44%             10.43%            12.50%



                              ANNUAL TOTAL RETURNS


                              (AS OF DECEMBER 31)



                                                                   BRANDES
                                                                U.S. SMALL CAP       RUSSELL 2000     RUSSELL 2000
                                                             EQUITY COMPOSITE (%)     INDEX (%)      VALUE INDEX (%)
2001                                                                 35.71%              2.49%            14.03%
2000                                                                 14.37%             -3.02%            22.83%
1999                                                                 -4.41%             21.26%            -1.49%
1998                                                                -10.19%             -2.55%            -6.45%
1997                                                                 -0.68%             -3.35%             1.68%



The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.



The net annual returns for the Brandes U.S. Small Cap Value Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Small Cap Value Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.



The Russell 2000 Index is an unmanaged index that measures the 2000 smallest companies out of the 3,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



The Russell 2000 Value Index is an unmanaged index that measures the Russell 2000 companies with lower price-to-book ratios and lower forecasting growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



REAL ESTATE FUND



CLARION CRA SECURITIES, L.P.



Founded in 1969, Clarion CRA Securities, L.P., (CRA) a Delaware limited partnership, is registered as an investment adviser. CRA is a subsidiary of ING Group. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of June 30, 2002, were valued at approximately $ billion.



The following individuals share responsibility for the day-to-day management of the Fund:



T. Ritson Ferguson, Chief Investment Officer (CIO), has 16 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of CRA since 1991. Prior to 1991, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisors and Trammel Crow Company where he was involved with acquisition, development and management of commercial real estate since 1986.



Kenneth D. Campbell, Managing Director, has been with CRA and its predecessors since 1969. Mr. Campbell has more than 32 years of real estate investment experience. Mr. Campbell has been recognized by the National Association of Real Estate Investment Trust (NAREIT) for outstanding lifetime contributions to the Real Estate Investment Trust (REIT) Industry.



 54      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


ANNUALLY(1)                  SEMI-ANNUALLY(1)   QUARTERLY(2)
-----------                  ----------------   ------------
Biotechnology                Large Company      Convertible
Growth + Value                 Value            Equity and
Growth Opportunities         MagnaCap           Income
LargeCap Growth                                 Real Estate
MidCap Opportunities
SmallCap Opportunities
Research Enhanced Index
Financial Services
SmallCap Value
MidCap Value
Tax Efficient Equity


(1) Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Classes A, B, C, M or T shares of a Fund invested in another ING Fund which offers the same class of shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end ING Fund.


TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.




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                                     Dividends, Distributions and Taxes       55

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.


Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS


INVESTMENTS IN FOREIGN SECURITIES (BIOTECHNOLOGY, LARGE COMPANY VALUE, MAGNACAP, AND EQUITY AND INCOME FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.



Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.



INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT LARGECAP GROWTH, RESEARCH ENHANCED INDEX AND MAGNACAP FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


HIGH YIELD SECURITIES (CONVERTIBLE AND EQUITY AND INCOME FUNDS). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile than other high yield securities. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.


CORPORATE DEBT SECURITIES (BIOTECHNOLOGY, FINANCIAL SERVICES, LARGE COMPANY VALUE, MAGNACAP, CONVERTIBLE, AND EQUITY AND INCOME FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately


 56      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


CONVERTIBLE SECURITIES (BIOTECHNOLOGY, GROWTH + VALUE, FINANCIAL SERVICES, LARGE COMPANY VALUE, MAGNACAP, CONVERTIBLE AND EQUITY AND INCOME FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


OTHER INVESTMENT COMPANIES (EQUITY AND INCOME FUND). The Fund may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

INTERESTS IN LOANS (EQUITY AND INCOME FUND). The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.


DERIVATIVES (BIOTECHNOLOGY, RESEARCH ENHANCED INDEX, LARGE COMPANY VALUE AND EQUITY AND INCOME FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


PORTFOLIO TURNOVER. ALL FUNDS (EXCEPT MAGNACAP AND TAX EFFICIENT EQUITY FUNDS) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT LARGECAP GROWTH, RESEARCH ENHANCED INDEX, AND MAGNACAP FUNDS). The Funds may invest in small and mid capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


NON-DIVERSIFIED INVESTMENT COMPANY (REAL ESTATE FUND). The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940 Act), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.



CONCENTRATION (FINANCIAL SERVICES, REAL ESTATE AND BIOTECHNOLOGY FUNDS). The Funds concentrate (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.



LENDING PORTFOLIO SECURITIES (BIOTECHNOLOGY, LARGECAP GROWTH AND CONVERTIBLE FUNDS). In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 30% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       57

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

OTHER RISKS


EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.



U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. The value of U.S. Government securities may decline due to changing interest rates.


RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Certain Funds may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES. Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of


 58      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       59

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. Financial Highlights are not included for Real Estate Fund because it did not have a full year of performance.


 60      Financial Highlights

FINANCIAL HIGHLIGHTS                                      ING BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------


For the period ended May 31, 2002, the information in the table below has been derived from the Fund's financial statements which have been audited by KPMG LLP, independent auditors.



                                                                     CLASS A        CLASS B
                                                                   ------------   ------------
                                                                   PERIOD ENDED   PERIOD ENDED
                                                                     MAY 31,        MAY 31,
                                                                     2002(1)        2002(2)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       10.00          10.00
 Income (loss) from investment operations:
 Net investment loss                                           $       -0.04          -0.06
 Net realized and unrealized loss on investments               $       -2.40          -2.40
 Total from investment operations                              $       -2.44          -2.46
 Net asset value, end of period                                $        7.56           7.54
 TOTAL RETURN(3):                                              %      -24.40         -24.60
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         811             11
 Ratios to average net assets:
 Net expenses after reimbursement(4)(5)                        %        2.03           2.73
 Gross expenses prior to expense reimbursement(4)              %       76.84          55.20
 Net investment loss after expense reimbursement(4)(5)         %       -1.99          -2.67
 Portfolio turnover rate                                       %         152            152


--------------------------------------------------------------------------------


(1) The fund commenced operations on March 7, 2002.



(2) Class B commenced offering of shares on March 12, 2002.



(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(4) Annualized for periods less than one year.



(5) The investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 ING Biotechnology Fund       61

ING GROWTH + VALUE FUND                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended May 31, 2002 and the seven months ended May 31, 2001, the information in the table below has been derived from the Fund's financial statements which have been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.


                                                                      CLASS A
                                          ---------------------------------------------------------------
                                                       SEVEN MONTHS
                                          YEAR ENDED      ENDED             YEAR ENDED OCTOBER 31,
                                           MAY 31,       MAY 31,      -----------------------------------
                                             2002        2001(1)       2000      1999     1998    1997(2)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                              $                      24.91       19.76    10.44    12.15    10.00
 Income from investment
 operations:
 Net investment loss                 $                      -0.13       -0.20    -0.17    -0.11    -0.05
 Net realized and unrealized gain
 (loss) on investments               $                      -8.68        7.81     9.49    -1.42     2.20
 Total from investment operations    $                      -8.81        7.61     9.32    -1.53     2.15
 Less distributions from:
 Net realized gain on investments    $                       2.16        2.46       --     0.18       --
 Tax return of capital               $                       0.06          --       --       --       --
 Total distributions                 $                       2.22        2.46       --     0.18       --
 Net asset value, end of period      $                      13.88       24.91    19.76    10.44    12.15
 TOTAL RETURN(3):                    %                     -38.02       40.18    89.27   -12.63    21.50
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)    $                    160,251     257,601   81,225   33,425   34,346
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                    %                       1.77        1.57     1.69     1.72     1.84(5)
 Gross expenses prior to expense
 reimbursement(4)                    %                       1.77        1.57     1.69     1.72     1.86
 Net investment loss after expense
 reimbursement(4)                    %                      -1.52       -1.22    -1.30    -0.92    -0.94(5)
 Portfolio turnover rate             %                         95         163      197      162      144

                                                                 CLASS B
                                    -----------------------------------------------------------------
                                                 SEVEN MONTHS
                                    YEAR ENDED      ENDED              YEAR ENDED OCTOBER 31,
                                     MAY 31,       MAY 31,      -------------------------------------
                                       2002        2001(1)       2000      1999      1998     1997(2)
----------------------------------  -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                               24.17       19.34     10.29     12.08    10.00
 Income from investment
 operations:
 Net investment loss                                  -0.19       -0.36     -0.27     -0.16    -0.08
 Net realized and unrealized gain
 (loss) on investments                                -8.40        7.65      9.32     -1.45     2.16
 Total from investment operations                     -8.59        7.29      9.05     -1.61     2.08
 Less distributions from:
 Net realized gain on investments                      2.16        2.46        --      0.18       --
 Tax return of capital                                 0.06          --        --        --       --
 Total distributions                                   2.22        2.46        --      0.18       --
 Net asset value, end of period                       13.36       24.17     19.34     10.29    12.08
 TOTAL RETURN(3):                                    -38.31       39.33     87.95    -13.38    20.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                   326,139     507,282   227,227   105,991   76,608
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                                      2.47        2.27      2.39      2.45     2.55(5)
 Gross expenses prior to expense
 reimbursement(4)                                      2.47        2.27      2.39      2.45     2.57
 Net investment loss after expense
 reimbursement(4)                                     -2.22       -1.92     -2.00     -1.67    -1.68(5)
 Portfolio turnover rate                                 95         163       197       162      144



                                                                                              CLASS C
                                                                  ---------------------------------------------------------------
                                                                               SEVEN MONTHS
                                                                  YEAR ENDED      ENDED             YEAR ENDED OCTOBER 31,
                                                                   MAY 31,       MAY 31,      -----------------------------------
                                                                     2002        2001(1)       2000      1999     1998    1997(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $                     24.16       19.33    10.29    12.08    10.00
 Income from investment operations:
 Net investment loss                                          $                     -0.19       -0.33    -0.26    -0.16    -0.08
 Net realized and unrealized gain (loss) on investments       $                     -8.40        7.62     9.30    -1.45     2.16
 Total from investment operations                             $                     -8.59        7.29     9.04    -1.61     2.08
 Less distributions from:
 Net realized gain on investments                             $                      2.16        2.46       --     0.18       --
 Tax return of capital                                        $                      0.06          --       --       --       --
 Total distributions                                          $                      2.22        2.46       --     0.18       --
 Net asset value, end of period                               $                     13.35       24.16    19.33    10.29    12.08
 TOTAL RETURN(3):                                             %                    -38.33       39.35    87.85   -13.38    20.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                             $                   183,037     280,484   84,391   37,456   26,962
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                  %                      2.47        2.27     2.40     2.46     2.56(5)
 Gross expenses prior to expense reimbursement(4)             %                      2.47        2.27     2.40     2.46     2.58
 Net investment loss after expense reimbursement(4)           %                     -2.22       -1.92    -2.01    -1.69    -1.70(5)
 Portfolio turnover rate                                      %                        95         163      197      162      144


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) The Fund commenced operations on November 18, 1996.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Expenses are calculations net of adviser reimbursement.

 62      ING Growth + Value Fund

FINANCIAL HIGHLIGHTS                               ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.


                                                                    CLASS A
                                         --------------------------------------------------------------
                                                      FIVE MONTHS
                                         YEAR ENDED      ENDED            YEAR ENDED DECEMBER 31,
                                          MAY 31,       MAY 31,     -----------------------------------
                                            2002        2001(1)      2000      1999      1998     1997
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                              $                    25.45       33.17     26.06    21.26    17.92
 Income from investment
 operations:
 Net investment income (loss)        $                    -0.11       -0.21     -0.15    -0.08     0.03
 Net realized and unrealized gain
 (loss) on investments               $                    -6.71       -6.02     20.10     5.09     4.16
 Total from investment operations    $                    -6.82       -6.23     19.95     5.01     4.19
 Less distributions from:
 Net realized gain on investments    $                       --        1.49     12.84     0.21     0.85
 Total distributions                 $                       --        1.49     12.84     0.21     0.85
 Net asset value, end of period      $                    18.63       25.45     33.17    26.06    21.26
 TOTAL RETURN(2):                    %                   -26.80      -19.11     93.26    23.61    23.59
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)    $                  158,754     206,590   101,260   29,358    9,334
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                    %                     1.73        1.46      1.39     1.37     1.37(4)
 Gross expenses prior to expense
 reimbursement(3)                    %                     1.73        1.46      1.39     1.37     1.40
 Net investment income (loss)
 after expense reimbursement(3)      %                    -1.34       -0.86     -0.98    -0.47     0.04(4)
 Portfolio turnover rate             %                      217         326       286       98       32

                                                               CLASS B
                                    -------------------------------------------------------------
                                                 FIVE MONTHS
                                    YEAR ENDED      ENDED           YEAR ENDED DECEMBER 31,
                                     MAY 31,       MAY 31,     ----------------------------------
                                       2002        2001(1)      2000      1999      1998    1997
----------------------------------  -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                              24.09       31.70     25.46    20.93   17.76
 Income from investment
 operations:
 Net investment income (loss)                        -0.17       -0.35     -0.18    -0.23   -0.15
 Net realized and unrealized gain
 (loss) on investments                               -6.34       -5.77     19.26     4.97    4.17
 Total from investment operations                    -6.51       -6.12     19.08     4.74    4.02
 Less distributions from:
 Net realized gain on investments                       --        1.49     12.84     0.21    0.85
 Total distributions                                    --        1.49     12.84     0.21    0.85
 Net asset value, end of period                      17.58       24.09     31.70    25.46   20.93
 TOTAL RETURN(2):                                   -27.02      -19.66     91.84    22.69   22.84
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                  162,106     224,299    88,305   15,480   8,815
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                     2.43        2.16      2.10     2.13    2.14
 Gross expenses prior to expense
 reimbursement(3)                                     2.43        2.16      2.10     2.13    2.14
 Net investment income (loss)
 after expense reimbursement(3)                      -2.04       -1.56     -1.69    -1.26   -0.95
 Portfolio turnover rate                               217         326       286       98      32


                                                                     CLASS C
                                          --------------------------------------------------------------
                                                       FIVE MONTHS
                                          YEAR ENDED      ENDED            YEAR ENDED DECEMBER 31,
                                           MAY 31,       MAY 31,     -----------------------------------
                                             2002        2001(1)      2000      1999      1998     1997
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $                     24.13        31.75     25.48    20.91    17.76
 Income from investment
 operations:
 Net investment income (loss)       $                     -0.17        -0.31     -0.10    -0.27    -0.13
 Net realized and unrealized gain
 (loss) on investments              $                     -6.34        -5.82     19.21     5.05     4.13
 Total from investment operations   $                     -6.51        -6.13     19.11     4.78     4.00
 Less distributions from:
 Net realized gain on investments   $                        --         1.49     12.84     0.21     0.85
 Total distributions                $                        --         1.49     12.84     0.21     0.85
 Net asset value, end of period     $                     17.62        24.13     31.75    25.48    20.91
 TOTAL RETURN(2):                    %                   -26.98       -19.65     91.90    22.90    22.73
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)   $                    93,537      130,389    21,006    1,625    1,152
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                    %                     2.43         2.16      2.10     2.13     2.17
 Gross expenses prior to expense
 reimbursement(3)                    %                     2.43         2.16      2.10     2.13     2.17
 Net investment income (loss)
 after expense reimbursement(3)      %                    -2.04        -1.56     -1.69    -1.24    -1.00
 Portfolio turnover rate             %                      217          326       286       98       32

                                                               CLASS T
                                    --------------------------------------------------------------
                                                 FIVE MONTHS
                                    YEAR ENDED      ENDED            YEAR ENDED DECEMBER 31,
                                     MAY 31,       MAY 31,     -----------------------------------
                                       2002        2001(1)      2000      1999      1998     1997
----------------------------------  --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                             24.29        31.93     25.59    21.02    17.82
 Income from investment
 operations:
 Net investment income (loss)                       -0.17        -0.50     -0.39    -0.36    -0.17
 Net realized and unrealized gain
 (loss) on investments                              -6.39        -5.65     19.57     5.14     4.22
 Total from investment operations                   -6.56        -6.15     19.18     4.78     4.05
 Less distributions from:
 Net realized gain on investments                      --         1.49     12.84     0.21     0.85
 Total distributions                                   --         1.49     12.84     0.21     0.85
 Net asset value, end of period                     17.73        24.29     31.93    25.59    21.02
 TOTAL RETURN(2):                                  -27.01       -19.60     91.72    22.79    22.94
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                  29,666       48,095    83,772   52,023   73,674
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                    2.38         2.11      2.03     2.05     2.03
 Gross expenses prior to expense
 reimbursement(3)                                    2.38         2.11      2.03     2.05     2.03
 Net investment income (loss)
 after expense reimbursement(3)                     -1.99        -1.51     -1.62    -1.19    -0.81
 Portfolio turnover rate                              217          326       286       98       32


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(3) Annualized for periods less than a year.

(4) Expenses calculated net of taxes and advisory reimbursement.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING Growth Opportunities Fund       63

ING LARGECAP GROWTH FUND                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the eleven months ended May 31, 2001, the year ended June 30, 2000, and the three months ended June 30, 1999, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.


                                                                      CLASS A
                                        -------------------------------------------------------------------
                                                     ELEVEN                THREE
                                                     MONTHS      YEAR      MONTHS      YEAR       JULY 21,
                                        YEAR ENDED    ENDED     ENDED      ENDED       ENDED     1997(3) TO
                                         MAY 31,     MAY 31,   JUNE 30,   JUNE 30,   MARCH 31,   MARCH 31,
                                           2002      2001(1)     2000     1999(2)      1999         1998
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $                  43.12     28.09      24.94      15.73       12.50
 Income from investment
 operations:
 Net investment loss                $                  -0.20     -0.22      -0.02      -0.08       -0.03
 Net realized and unrealized gain
 (loss) on investments              $                 -18.05     15.63       3.17       9.77        3.29
 Total from investment operations   $                 -18.25     15.41       3.15       9.69        3.26
 Less distributions from:
 Net investment income              $                     --        --         --         --          --
 Net realized gain on investments   $                   0.47      0.38         --       0.48        0.03
 Total distributions                                    0.47      0.38         --       0.48        0.03
 Net asset value, end of period     $                  24.40     43.12      28.09      24.94       15.73
 TOTAL RETURN(4):                   %                 -42.67     55.35      12.63      63.06       62.35
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                            $                161,824   186,261     30,108     12,445       4,742
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(5)(6)   %                   1.47      1.36       1.43       1.59        1.60
 Gross expenses prior to expense
 reimbursement (recoupment)(5)      %                   1.47      1.36       1.45       2.24        4.70
 Net investment loss after
 expense reimbursement
 (recoupment)(5)(6)                 %                  -0.78     -0.87      -0.56      -0.65       -0.87
 Portfolio turnover rate            %                    331       139         27        253         306

                                                                 CLASS B
                                   -------------------------------------------------------------------
                                                ELEVEN                THREE
                                                MONTHS      YEAR      MONTHS      YEAR       JULY 21,
                                   YEAR ENDED    ENDED     ENDED      ENDED       ENDED     1997(3) TO
                                    MAY 31,     MAY 31,   JUNE 30,   JUNE 30,   MARCH 31,   MARCH 31,
                                      2002      2001(1)     2000     1999(2)      1999         1998
---------------------------------  -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                           42.94     28.15      25.04      15.64       12.50
 Income from investment
 operations:
 Net investment loss                              -0.41     -0.39      -0.05      -0.08       -0.07
 Net realized and unrealized gain
 (loss) on investments                           -17.92     15.56       3.16       9.71        3.24
 Total from investment operations                -18.33     15.17       3.11       9.63        3.17
 Less distributions from:
 Net investment income                               --        --         --         --          --
 Net realized gain on investments                  0.47      0.38         --       0.23        0.03
 Total distributions                               0.47      0.38         --       0.23        0.03
 Net asset value, end of period                   24.14     42.94      28.15      25.04       15.64
 TOTAL RETURN(4):                                -43.04     55.37      12.42      62.28       61.08
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                                        224,572   333,256     49,057     20,039       3,187
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(5)(6)                  2.12      2.01       2.08       2.24        2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(5)                     2.12      2.01       2.10       2.89        4.78
 Net investment loss after
 expense reimbursement
 (recoupment)(5)(6)                               -1.43     -1.52      -1.21      -1.28       -1.36
 Portfolio turnover rate                            331       139         27        253         306



                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                                ELEVEN MONTHS      YEAR     THREE MONTHS     YEAR       JULY 21,
                                                   YEAR ENDED       ENDED         ENDED        ENDED         ENDED     1997(3) TO
                                                    MAY 31,        MAY 31,       JUNE 30,     JUNE 30,     MARCH 31,   MARCH 31,
                                                      2002         2001(1)         2000       1999(2)        1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $                     42.82         28.07        24.97        15.63       12.50
 Income from investment operations:
 Net investment loss                           $                     -0.39         -0.35        -0.06        -0.07       -0.05
 Net realized and unrealized gain (loss) on
 investments                                   $                    -17.89         15.48         3.16         9.65        3.24
 Total from investment operations              $                    -18.28         15.13         3.10         9.58        3.19
 Less distributions from:
 Net realized gain on investments              $                      0.47          0.38           --         0.24        0.06
 Total distributions                           $                      0.47          0.38           --         0.24        0.66
 Net asset value, end of period                $                     24.07         42.82        28.07        24.97       15.63
 TOTAL RETURN(4):                              %                    -43.04         54.38        12.41        61.97       61.38
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $                   117,222       152,682       17,755        8,004         960
 Ratios to average net assets:
 Net expenses after expense reimbursement
 (recoupment)(5)(6)                            %                      2.12          2.01         2.08         2.25        2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(5)                 %                      2.12          2.01         2.10         2.90        7.79
 Net investment loss after expense
 reimbursement (recoupment)(5)(6)              %                     -1.43         -1.52        -1.21        -1.26       -1.49
 Portfolio turnover rate                       %                       331           139           27          253         306


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Effective May 24, 1999, ING Investments, LLC, became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3) The Fund commenced operations on July 21, 1997.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5) Annualized for periods less than one year.

(6) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 *  Amount represents less than $0.01 per share.

 64      ING LargeCap Growth Fund

FINANCIAL HIGHLIGHTS                               ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002, five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors. The information provided for the six month period ended November 30, 2001 is unaudited.


                                                                  CLASS A
                                           ------------------------------------------------------
                                                         FIVE MONTHS           YEAR ENDED
                                           YEAR ENDED       ENDED             DECEMBER 31,
                                             MAY 31,       MAY 31,     --------------------------
                                              2002         2001(1)      2000     1999    1998(2)
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                     19.12       21.29    12.96      10.00
 Income from investment operations:
 Net investment loss                  $                     -0.11       -0.15    -0.09      -0.03
 Net realized and unrealized gain
 (loss) on investments                $                     -4.43        0.16    12.01       2.99
 Total from investment operations     $                     -4.54        0.01    11.92       2.96
 Less distributions from:
 Net realized gain on investments     $                        --        2.18     3.59         --
 Total distributions                  $                        --        2.18     3.59         --
 Net asset value, end of period       $                     14.58       19.12    21.29      12.96
 TOTAL RETURN(3):                     %                    -23.74       -0.35   103.24      29.60
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $                    24,265      25,742    6,291        610
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                     %                      2.06        1.66     1.74       1.80(5)
 Gross expenses prior to expense
 reimbursement(4)                     %                      2.06        1.66     1.74       2.42
 Net investment loss after expense
 reimbursement(4)                     %                     -1.52       -0.96    -1.34      -1.10(5)
 Portfolio turnover rate              %                       182         188      201         61

                                                            CLASS B
                                     ------------------------------------------------------
                                                   FIVE MONTHS           YEAR ENDED
                                     YEAR ENDED       ENDED             DECEMBER 31,
                                       MAY 31,       MAY 31,     --------------------------
                                        2002         2001(1)      2000     1999    1998(2)
-----------------------------------  ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                               18.79       21.12    12.97      10.00
 Income from investment operations:
 Net investment loss                                  -0.14       -0.24    -0.07      -0.03
 Net realized and unrealized gain
 (loss) on investments                                -4.35        0.09    11.81       3.00
 Total from investment operations                     -4.49       -0.15    11.74       2.97
 Less distributions from:
 Net realized gain on investments                        --        2.18     3.59         --
 Total distributions                                     --        2.18     3.59         --
 Net asset value, end of period                       14.30       18.79    21.12      12.97
 TOTAL RETURN(3):                                    -23.90       -1.13   101.73      29.70
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                    28,448      35,551    8,252        140
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                                      2.76        2.36     2.40       2.50(5)
 Gross expenses prior to expense
 reimbursement(4)                                      2.76        2.36     2.40       3.27
 Net investment loss after expense
 reimbursement(4)                                     -2.22       -1.66    -2.00      -2.05(5)
 Portfolio turnover rate                                182         188      201         61



                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                                 FIVE MONTHS
                                                                YEAR ENDED          ENDED             YEAR ENDED DECEMBER 31,
                                                                  MAY 31,          MAY 31,        -------------------------------
                                                                   2002            2001(1)         2000        1999       1998(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $                           18.72          21.03       12.96       10.00
 Income from investment operations:
 Net investment loss                                    $                           -0.14          -0.24       -0.07       -0.04
 Net realized and unrealized gain (loss) on
 investments                                            $                           -4.34           0.11       11.73        3.00
 Total from investment operations                       $                           -4.48          -0.13       11.66        2.96
 Less distributions from:
 Net realized gain on investments                       $                              --           2.18        3.59          --
 Total distributions                                    $                              --           2.18        3.59          --
 Net asset value, end of period                         $                           14.24          18.72       21.03       12.96
 TOTAL RETURN(3):                                       %                          -23.93          -1.03      101.16       29.60
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                       $                          18,901         25,939       4,560          87
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)            %                            2.76           2.36        2.36        2.50(5)
 Gross expenses prior to expense reimbursement(4)       %                            2.76           2.36        2.36        3.22
 Net investment loss after expense reimbursement(4)     %                           -2.22          -1.66       -1.98       -2.04(5)
 Portfolio turnover rate                                %                             182            188         201          61


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Fund commenced operations on August 20, 1998.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Expenses calculated net of taxes and adviser reimbursement.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       65

ING SMALLCAP OPPORTUNITIES FUND                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.


                                                                    CLASS A
                                          ------------------------------------------------------------
                                            YEAR     FIVE MONTHS
                                           ENDED        ENDED            YEAR ENDED DECEMBER 31,
                                          MAY 31,      MAY 31,     -----------------------------------
                                            2002       2001(1)      2000      1999      1998     1997
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                  47.17       59.35     29.00    27.77    24.72
 Income from investment operations:
 Net investment loss                  $                  -0.23       -0.54     -0.32    -0.27    -0.02
 Net realized and unrealized gain
 (loss) on investments                $                  -8.16       -2.74     38.23     2.23     3.68
 Total from investment operations     $                  -8.39       -3.28     37.91     1.96     3.66
 Less distributions from:
 Net realized gain on investments     $                     --        8.90      7.56     0.73     0.61
 Total distributions                  $                     --        8.90      7.56     0.73     0.61
 Net asset value, end of period       $                  38.78       47.17     59.35    29.00    27.77
 TOTAL RETURN(2):                     %                 -17.79       -6.04    146.94     7.59    14.92
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $                159,641     177,286   123,377   45,461   78,160
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                     %                   1.69        1.45      1.43     1.47     1.43
 Gross expenses prior to expense
 reimbursement(3)                     %                   1.69        1.45      1.43     1.47     1.43
 Net investment loss after expense
 reimbursement(3)                     %                  -1.41       -1.05     -1.21    -0.70    -0.07
 Portfolio turnover rate              %                    104         134       223      257      175

                                                                   CLASS B
                                     --------------------------------------------------------------------
                                       YEAR     FIVE MONTHS
                                      ENDED        ENDED                YEAR ENDED DECEMBER 31,
                                     MAY 31,      MAY 31,     -------------------------------------------
                                       2002       2001(1)      2000      1999      1998      1997
-----------------------------------  --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                             44.64       57.06     28.26     27.27     24.46
 Income from investment operations:
 Net investment loss                                -0.33       -0.96     -0.60     -0.48     -0.19
 Net realized and unrealized gain
 (loss) on investments                              -7.71       -2.56     36.96      2.20      3.61
 Total from investment operations                   -8.04       -3.52     36.36      1.72      3.42
 Less distributions from:
 Net realized gain on investments                      --        8.90      7.56      0.73      0.61
 Total distributions                                   --        8.90      7.56      0.73      0.61
 Net asset value, end of period                     36.60       44.64     57.06     28.26     27.27
 TOTAL RETURN(2):                                  -18.01       -6.71    145.24      6.84     14.10
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                 206,968     266,348   264,677   124,065   169,516
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                    2.39        2.15      2.15      2.18      2.15
 Gross expenses prior to expense
 reimbursement(3)                                    2.39        2.15      2.15      2.18      2.15
 Net investment loss after expense
 reimbursement(3)                                   -2.11       -1.75     -1.93     -1.43     -0.78
 Portfolio turnover rate                              104         134       223       257       175


                                                                   CLASS C
                                          ----------------------------------------------------------
                                           YEAR     FIVE MONTHS
                                           ENDED       ENDED           YEAR ENDED DECEMBER 31,
                                          MAY 31,     MAY 31,     ----------------------------------
                                           2002       2001(1)      2000      1999     1998     1997
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                 44.54       56.98    28.24    27.26    24.46
 Income from investment operations:
 Net investment loss                  $                 -0.33       -0.97    -0.53    -0.55    -0.20
 Net realized and unrealized gain
 (loss) on investments                $                 -7.68       -2.57    36.83     2.26     3.61
 Total from investment operations     $                 -8.01       -3.54    36.30     1.71     3.41
 Less distributions from:
 Net realized gain on investments     $                    --        8,90     7.56     0.73     0.61
 Total distributions                  $                    --        8.90     7.56     0.73     0.61
 Net asset value, end of period       $                 36.53       44.54    56.98    28.24    27.26
 TOTAL RETURN(2):                     %                -17.98       -6.76   145.12     6.81    14.06
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $                78,658     104,094   72,581   29,746   51,460
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                     %                  2.39        2.15     2.18     2.22     2.18
 Gross expenses prior to expense
 reimbursement(3)                     %                  2.39        2.15     2.18     2.22     2.18
 Net investment loss after expense
 reimbursement(3)                     %                 -2.11       -1.75    -1.96    -1.45    -0.82
 Portfolio turnover rate              %                   104         134      223      257      175

                                                                 CLASS T
                                     ---------------------------------------------------------------
                                      YEAR     FIVE MONTHS
                                      ENDED       ENDED              YEAR ENDED DECEMBER 31,
                                     MAY 31,     MAY 31,     ---------------------------------------
                                      2002       2001(1)      2000     1999     1998     1997
-----------------------------------  ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                            45.04      57.39    28.36    27.34    24.48
 Income from investment operations:
 Net investment loss                               -0.34      -0.90    -0.65    -0.51    -0.18
 Net realized and unrealized gain
 (loss) on investments                             -7.76      -2.55    37.24     2.26     3.65
 Total from investment operations                  -8.10      -3.45    36.59     1.75     3.47
 Less distributions from:
 Net realized gain on investments                     --       8.90     7.56     0.73     0.61
 Total distributions                                  --       8.90     7.56     0.73     0.61
 Net asset value, end of period                    36.94      45.04    57.39    28.36    27.34
 TOTAL RETURN(2):                                 -17.99      -6.52   145.51     6.94    14.29
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                 16,316     23,441   33,634   18,203   32,800
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)                                   2.34       2.10     2.06     2.10     1.99
 Gross expenses prior to expense
 reimbursement(3)                                   2.34       2.10     2.06     2.10     1.99
 Net investment loss after expense
 reimbursement(3)                                  -2.06      -1.70    -1.85    -1.33    -0.62
 Portfolio turnover rate                             104        134      223      257      175


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Expenses calculated net of taxes and any adviser reimbursement.

 66      ING SmallCap Opportunities Fund

FINANCIAL HIGHLIGHTS                            ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the seven months ended May 31, 2001, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.


                                                                             CLASS A
                                                        --------------------------------------------------
                                                         YEAR     SEVEN MONTHS      YEAR         PERIOD
                                                         ENDED       ENDED          ENDED         ENDED
                                                        MAY 31,     MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                         2002       2001(2)         2000         1999(3)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                 11.17          11.14         10.00
 Income from investment operations:
 Net investment income (loss)                       $                 -0.01             --          0.01
 Net realized and unrealized gain (loss) on
 investments                                        $                 -1.29           0.18          1.13
 Total from investment operations                   $                 -1.30           0.18          1.14
 Less distributions from:
 Net realized gain on investments                   $                    --           0.15            --
 Total distributions                                $                    --           0.15            --
 Net asset value, end of period                     $                  9.87          11.17         11.14
 TOTAL RETURN(4):                                   %                -11.64           1.55         11.40
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $                12,748         23,571        27,091
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)        %                  1.45           1.37          1.29(6)
 Gross expenses prior to expense reimbursement(4)   %                  1.45           1.37          1.56
 Net investment income (loss) after expense
 reimbursement(5)                                   %                 -0.13           0.01          0.23(6)
 Portfolio turnover rate                            %                    26             57            26

                                                                        CLASS B
                                                   --------------------------------------------------
                                                    YEAR     SEVEN MONTHS      YEAR         PERIOD
                                                    ENDED       ENDED          ENDED         ENDED
                                                   MAY 31,     MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                    2002       2001(2)         2000         1999(3)
-------------------------------------------------  --------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            11.04          11.09         10.00
 Income from investment operations:
 Net investment income (loss)                                    -0.05          -0.08         -0.02
 Net realized and unrealized gain (loss) on
 investments                                                     -1.29           0.18          1.11
 Total from investment operations                                -1.34           0.10          1.09
 Less distributions from:
 Net realized gain on investments                                   --           0.15            --
 Total distributions                                                --           0.15            --
 Net asset value, end of period                                   9.70          11.04         11.09
 TOTAL RETURN(4):                                               -12.14           0.83         10.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              76,726         94,028        99,249
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                      2.15           2.07          1.99(6)
 Gross expenses prior to expense reimbursement(4)                 2.15           2.07          2.29
 Net investment income (loss) after expense
 reimbursement(5)                                                -0.83          -0.70         -0.49(6)
 Portfolio turnover rate                                            26             57            26



                                                                                        CLASS C
                                                                   --------------------------------------------------
                                                                    YEAR     SEVEN MONTHS      YEAR         PERIOD
                                                                    ENDED       ENDED          ENDED         ENDED
                                                                   MAY 31,     MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    2002       2001(2)         2000         1999(3)
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                 11.05          11.09         10.00
 Income from investment operations:
 Net investment loss                                           $                 -0.05          -0.08         -0.02
 Net realized and unrealized gain (loss) on investments        $                 -1.30           0.19          1.11
 Total from investment operations                              $                 -1.35           0.11          1.09
 Less distributions from:
 Net realized gain on investments                              $                    --           0.15            --
 Total distributions                                           $                    --           0.15            --
 Net asset value, end of period                                $                  9.70          11.05         11.09
 TOTAL RETURN(4):                                              %                -12.22           0.92          2.00
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                66,252         88,449        75,941
 Ratios to average net assets:
 Net expenses after expense reimbursement(5)                   %                  2.15           2.07          1.99(6)
 Gross expenses prior to expense reimbursement(5)              %                  2.15           2.07          2.27
 Net investment income (loss) after expense reimbursement(5)   %                 -0.83          -0.70         -0.49(6)
 Portfolio turnover rate                                       %                    26             57            26


--------------------------------------------------------------------------------

(1) Effective August 1, 2001, Aeltus Investment Management, Inc. began serving as Sub-Adviser to the Fund. Prior to that date, a different firm served as Sub-Adviser.

(2) The Fund changed its fiscal year end to May 31.

(3) The Fund commenced operations on December 30, 1998.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(5) Annualized for periods less than a year.

(6) Expenses calculated net of taxes and adviser reimbursement.

 *  Amount represents less than $0.01 per share.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       67

ING FINANCIAL SERVICES FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below, with the exception of the information in the row labeled Total Investment Return at Net Asset Value for periods prior to January 1, 1997, has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.



                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                         YEAR     ELEVEN MONTHS     YEAR       YEAR     SIX MONTHS       YEAR
                                                         ENDED        ENDED        ENDED      ENDED       ENDED         ENDED
                                                        MAY 31,      MAY 31,      JUNE 30,   JUNE 30,    JUNE 30,    DECEMBER 31,
                                                         2002        2001(1)        2000       1999      1998(2)         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                  16.42        24.38      27.52       25.87         17.84
 Income from investment operations:
 Net investment income                              $                   0.31         0.32       0.29        0.11          0.34
 Net realized and unrealized gain (loss) on
 investments                                        $                   7.11        -5.30      -2.70        1.54         10.83
 Total from investment operations                   $                   7.42        -4.98      -2.41        1.65         11.17
 Less distributions from:
 Net investment income                              $                   0.33         0.25       0.18          --          0.31
 Net realized gain on investments                   $                   0.15         2.73       0.55          --          2.65
 Tax return of capital                              $                     --           --         --          --          0.18
 Total distributions                                $                   0.48         2.98       0.73          --          3.14
 Net asset value, end of period                     $                  23.36        16.42      24.38       27.52         25.87
 Closing market price, end of period                                      --           --         --          --            --
 Total Investment Return At Market Value(4)         %                     --           --         --          --            --
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5)      %                  46.01       -22.44      -8.61        6.38         64.86
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year ($millions)                $                    252          210        403         549           383
 Ratio to average net assets:
 Expenses(6)                                        %                   1.42         1.41       1.39        1.20          1.10
 Net investment income(6)                           %                   1.48         1.46       1.09        0.94          1.39
 Portfolio turnover rate                            %                     39           10         29           2            22



                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                          YEAR     ELEVEN MONTHS     YEAR       YEAR     SIX MONTHS    OCT. 20,
                                                          ENDED        ENDED        ENDED      ENDED       ENDED      1997(3) TO
                                                         MAY 31,      MAY 31,      JUNE 30,   JUNE 30,    JUNE 30,     DEC. 31,
                                                          2002        2001(1)        2000       1999      1998(2)        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $                 16.35         24.21     27.40       25.85         25.25
 Income from investment operations:
 Net investment income                               $                  0.15          0.22      0.08        0.01          0.04
 Net realized and unrealized gain (loss) on
 investments                                         $                  7.12         -5.32     -2.66        1.54          2.92
 Total from investment operations                    $                  7.27         -5.10     -2.58        1.55          2.96
 Less distributions from:
 Net investment income                               $                  0.19          0.03      0.06          --          0.04
 Net realized gain on investments                    $                  0.15          2.73      0.55          --          2.04
 Tax return of capital                               $                    --            --        --          --          0.28
 Total distributions                                 $                  0.34          2.76      0.61          --          2.36
 Net asset value, end of period                      $                 23.28         16.35     24.21       27.40         25.85
 Closing market price, end of period                                      --            --        --          --            --
 Total Investment Return At Market Value(4)          %                    --            --        --          --            --
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5)       %                 45.01        -23.00     -9.31        6.00         11.88
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year ($millions)                 $                   183           148       343         360            76
 Ratio to average net assets:
 Expenses(6)                                         %                  2.17          2.16      2.14        1.95          1.89
 Net investment income(6)                            %                  0.73          0.71      0.34        0.19          0.99
 Portfolio turnover rate                             %                    39            10        29           2            22


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Effective June 30, 1998, the Financial Services Fund changed its year end to June 30.

(3) Commencement of offering shares.

(4) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.

(5) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.

(6) Annualized for periods less than one year.

 68      ING Financial Services Fund

FINANCIAL HIGHLIGHTS                                ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                      YEAR        FIVE MONTHS
                                                      ENDED          ENDED                    YEAR ENDED DECEMBER 31,
                                                     MAY 31,        MAY 31,        ----------------------------------------------
                                                      2002          2001(1)        2000(2)       1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $                        18.10          22.38        21.91        20.27        18.56
 Income from investment operations:
 Net investment income (loss)                $                        -0.03          -0.01         0.05           --         0.05
 Net realized and unrealized gain (loss)
 on investments                              $                        -0.93          -0.51         3.33         4.30         5.46
 Total from investment operations            $                        -0.96          -0.52         3.38         4.30         5.51
 Less distributions from:
 Net investment income                       $                           --             --         0.05           --         0.07
 Net realized gain from investments          $                           --           3.76         2.86         2.66         3.73
 Total distributions                         $                           --           3.76         2.91         2.66         3.80
 Net asset value, end of period              $                        17.14          18.10        22.38        21.91        20.27
 TOTAL RETURN(3):                            %                        -5.30          -3.13        15.54        21.42        30.36
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)            $                      212,962        226,905      254,532      245,790      228,037
 Ratios to average net assets:
 Expenses(4)                                 %                         1.48           1.09         0.95         1.16         1.17
 Net investment income (loss)(4)             %                        -0.32          -0.06         0.21         0.06         0.21
 Portfolio turnover rate                     %                           54             85           86           63           88



                                                       CLASS B                                          CLASS C
                                      ------------------------------------------      -------------------------------------------
                                       YEAR        FIVE MONTHS       AUGUST 22,        YEAR        FIVE MONTHS      SEPTEMBER 26,
                                       ENDED          ENDED         2000(5) THRU       ENDED          ENDED         2000(5) THRU
                                      MAY 31,        MAY 31,        DECEMBER 31,      MAY 31,        MAY 31,        DECEMBER 31,
                                       2002          2001(1)            2000           2002          2001(1)            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning
 of period                    $                       18.09             24.16                         18.05             23.40
 Income from investment
 operations:
 Net investment loss          $                       -0.05             -0.02                         -0.03             -0.02
 Net realized and
 unrealized loss on
 investments                  $                       -0.95             -2.73                         -0.98             -2.01
 Total from investment
 operations                   $                       -1.00             -2.75                         -1.01             -2.03
 Less distributions from:
 Net realized gain on
 investments                  $                          --              3.32                            --              3.32
 Total distributions          $                          --              3.32                            --              3.32
 Net asset value, end of
 period                       $                       17.09             18.09                         17.04             18.05
 TOTAL RETURN(3):             %                       -5.53            -11.95                         -5.60             -9.30
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000s)                       $                       4,901               722                         3,462               160
 Ratios to average net
 assets:
 Expenses(4)                  %                        2.23              1.84                          2.23              1.64
 Net investment loss(4)       %                       -1.07             -0.81                         -1.07             -0.81
 Portfolio turnover rate      %                          54                85                            54                85


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Effective July 26, 2000, ING Investments, LLC became the Investment Adviser of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Commencement of offerings of shares.

*  Amount represents less than $0.01 per share.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       69

ING MAGNACAP FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                    CLASS A
                                          ------------------------------------------------------------
                                           YEAR     ELEVEN MONTHS
                                           ENDED        ENDED              YEAR ENDED JUNE 30,
                                          MAY 31,      MAY 31,      ----------------------------------
                                           2002        2001(1)       2000     1999     1998     1997
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                  15.84        17.69    17.07    15.92    16.69
 Income from investment operations:
 Net investment income (loss)         $                   0.05         0.07     0.07     0.04     0.10
 Net realized and unrealized gain
 (loss) on investments                $                  -0.38        -0.08     2.37     3.02     4.16
 Total from investment operations     $                  -0.33        -0.01     2.44     3.06     4.26
 Less distributions from:
 Net investment income                $                   0.09         0.05     0.04     0.06     0.12
 Net realized gain on investments     $                   1.88         1.79     1.78     1.85     4.91
 Total distributions                  $                   1.97         1.84     1.82     1.91     5.03
 Net asset value, end of period       $                  13.54        15.84    17.69    17.07    15.92
 TOTAL RETURN(3):                     %                  -2.77        -0.36    15.93    20.53    30.82
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $                277,722      303,864  368,508  348,759  290,355
 Ratios to average net assets:
 Expenses(4)                          %                   1.31         1.29     1.35     1.37     1.46
 Net investment income (loss)(4)      %                   0.33         0.41     0.41     0.29     0.64
 Portfolio turnover rate              %                     92           26       48       53       77

                                                              CLASS B
                                     ---------------------------------------------------------
                                      YEAR     ELEVEN MONTHS
                                      ENDED        ENDED             YEAR ENDED JUNE 30,
                                     MAY 31,      MAY 31,      -------------------------------
                                      2002        2001(1)       2000    1999     1998    1997
-----------------------------------  ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                             15.44       17.36    16.86   15.81   16.59
 Income from investment operations:
 Net investment income (loss)                       -0.01       -0.05    -0.04   -0.04      --
 Net realized and unrealized gain
 (loss) on investments                              -0.41       -0.08     2.32    2.97    4.13
 Total from investment operations                   -0.42       -0.13     2.28    2.93    4.13
 Less distributions from:
 Net investment income                                 --          --       --    0.03      --
 Net realized gain on investments                    1.88        1.79     1.78    1.85    4.91
 Total distributions                                 1.88        1.79     1.78    1.88    4.91
 Net asset value, end of period                     13.14       15.44    17.36   16.86   15.81
 TOTAL RETURN(3):                                   -3.40       -1.11    15.12   19.76   29.92
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                112,286      87,167  116,227  77,787  37,427
 Ratios to average net assets:
 Expenses(4)                                         2.01        1.99     2.05    2.07    2.16
 Net investment income (loss)(4)                    -0.37       -0.29    -0.29   -0.41   -0.04
 Portfolio turnover rate                               92          26       48      53      77


                                                              CLASS C                               CLASS M
                                          -----------------------------------------------   -----------------------
                                           YEAR     ELEVEN MONTHS     YEAR      JUNE 1,      YEAR     ELEVEN MONTHS
                                           ENDED        ENDED        ENDED     1999(2) TO    ENDED        ENDED
                                          MAY 31,      MAY 31,      JUNE 30,    JUNE 30,    MAY 31,      MAY 31,
                                           2002        2001(1)        2000        1999       2002        2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $                 15.44        17.37       16.69                    15.64
 Income from investment operations:
 Net investment income (loss)         $                 -0.01        -0.10          --                       --
 Net realized and unrealized gain
 (loss) on investments                $                 -0.41        -0.04        0.68                    -0.39
 Total from investment operations     $                 -0.42        -0.14        0.68                    -0.39
 Less distributions from:
 Net investment income                $                    --           --          --                     0.01
 Net realized gain on investments     $                  1.88         1.79          --                     1.88
 Total distributions                  $                  1.88         1.79          --                     1.89
 Net asset value, end of period       $                 13.14        15.44       17.37                    13.36
 TOTAL RETURN(3):                     %                 -3.41        -1.17        4.07                    -3.21
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $                10,887        3,660         601                   17,440
 Ratios to average net assets:
 Expenses(4)                          %                  2.01         1.99        1.12                     1.76
 Net investment income (loss)(4)      %                 -0.37        -0.29        0.42                    -0.12
 Portfolio turnover rate              %                    92           26          48                       92

                                                CLASS M
                                     -----------------------------

                                          YEAR ENDED JUNE 30,
                                     -----------------------------
                                      2000    1999    1998   1997
-----------------------------------  -----------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               17.51   16.95   15.87  16.63
 Income from investment operations:
 Net investment income (loss)         -0.01   -0.01      --   0.02
 Net realized and unrealized gain
 (loss) on investments                -0.06    2.35    2.98   4.16
 Total from investment operations     -0.07    2.34    2.98   4.18
 Less distributions from:
 Net investment income                 0.01      --    0.05   0.03
 Net realized gain on investments      1.79    1.78    1.85   4.91
 Total distributions                   1.80    1.78    1.90   4.94
 Net asset value, end of period       15.64   17.51   16.95  15.87
 TOTAL RETURN(3):                     -0.71   15.41   20.00  30.26
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   13,050  16,351  14,675  6,748
 Ratios to average net assets:
 Expenses(4)                           1.74    1.80    1.82   1.91
 Net investment income (loss)(4)      -0.04   -0.04   -0.16   0.22
 Portfolio turnover rate                 26      48      53     77


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Commencement of offering shares.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

 70      ING MagnaCap Fund

FINANCIAL HIGHLIGHTS                                       ING MIDCAP VALUE FUND

--------------------------------------------------------------------------------


For the period ended May 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                        CLASS A         CLASS B         CLASS C
                                                                     -------------   -------------   -------------
                                                                     PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                                        MAY 31,         MAY 31,         MAY 31,
                                                                        2002(1)         2002(2)         2002(2)
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.00            9.87            9.87
 Income (loss) from investment operations:
 Net investment income (loss)                                  $          0.00*          -0.01           -0.01
 Net realized and unrealized gain on investments               $          0.28            0.41            0.40
 Total from investment operations                              $          0.28            0.40            0.39
 Net asset value, end of period                                $         10.28           10.27           10.26
 TOTAL RETURN(3):                                              %          2.80            4.05            3.95
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        25,325          11,656           9,731
 Ratios to average net assets:
 Net expenses after reimbursement(4)(5)                        %          1.61            2.26            2.26
 Gross expenses prior to expense reimbursement(4)              %          3.05            3.83            3.78
 Net investment income (loss) after expense
 reimbursement(4)(5)                                           %          0.04           -0.64           -0.62
 Portfolio turnover rate                                       %            13              13              13


--------------------------------------------------------------------------------


(1) The fund commenced operations on February 1, 2002



(2) Class B and Class C commenced offering of shares on February 4, 2002.



(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(4) Annualized for periods less than one year.



(5) The investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investment, LLC within three years.



 * Amount represents less than $0.01 per share.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                  ING MidCap Value Fund       71

ING SMALLCAP VALUE FUND                                     FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the period ended May 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                        CLASS A         CLASS B         CLASS C
                                                                     -------------   -------------   -------------
                                                                     PERIOD ENDED    PERIOD ENDED    PERIOD ENDED
                                                                        MAY 31,         MAY 31,         MAY 31,
                                                                        2002(1)         2002(2)         2002(3)
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.00            9.85            9.76
 Income (loss) from investment operations:
 Net investment loss                                           $         -0.01           -0.02           -0.01
 Net realized and unrealized gain on investments               $          0.63            0.77            0.85
 Total from investment operations                              $          0.62            0.75            0.84
 Net asset value, end of period                                $         10.62           10.60           10.60
 TOTAL RETURN(4):                                              %          6.20            7.61            8.61
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        18,435           7,889           8,468
 Ratios to average net assets:
 Net expenses after reimbursement(5)(6)                        %          1.62            2.27            2.27
 Gross expenses prior to expense reimbursement(5)              %          3.65            4.39            4.32
 Net investment loss after expense reimbursement(5)(6)         %         -0.39           -1.07           -1.05
 Portfolio turnover rate                                       %            12              12              12


--------------------------------------------------------------------------------


(1) The fund commenced operations on February 1, 2002.



(2) Class B commenced offering of shares on February 4, 2002.



(3) Class C commenced offering of shares on February 7, 2002.



(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(5) Annualized for periods less than one year.



(6) The investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.



 72      ING SmallCap Value Fund

FINANCIAL HIGHLIGHTS                               ING TAX EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002 and the seven months ended May 31, 2001, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001 the financial information was audited by other independent auditors.



                                                                CLASS A                                   CLASS B
                                                ----------------------------------------  ---------------------------------------
                                                 YEAR     SEVEN MONTHS     YEAR ENDED      YEAR     SEVEN MONTHS     YEAR ENDED
                                                 ENDED       ENDED         OCTOBER 31,     ENDED       ENDED        OCTOBER 31,
                                                MAY 31,     MAY 31,      ---------------  MAY 31,     MAY 31,      --------------
                                                 2002       2001(1)       2000   1999(2)   2002       2001(1)      2000   1999(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $                 12.37       11.99   10.00                12.28       11.96   10.00
 Income from investment operations:
 Net investment income (loss)               $                  0.02        0.05    0.04                -0.03       -0.04   -0.01
 Net realized and unrealized gain (loss)
 on investments                             $                 -0.84        0.38    1.95                -0.83        0.39    1.97
 Total from investment operations           $                 -0.82        0.43    1.99                -0.86        0.35    1.96
 Less distributions from:
 Net investment income                      $                  0.03        0.05      --                 0.01        0.03      --
 Total distributions                        $                  0.03        0.05      --                 0.01        0.03      --
 Net asset value, end of period             $                 11.52       12.37   11.99                11.41       12.28   11.96
 TOTAL RETURN(3):                           %                 -6.66        3.62   19.90                -6.97        2.94   19.60
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $                42,640      47,647  45,714                9,930       8,268   7,059
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                        %                  1.40        1.31    1.28                 2.05        1.96    1.95
 Gross expenses prior to expense
 reimbursement(4)                           %                  1.78        2.22    2.40                 2.43        2.47    2.66
 Ratio of net investment income (loss)
 after expense reimbursement(4)(5)          %                  0.25        0.36    0.49                -0.40       -0.29   -0.14
 Portfolio turnover rate                    %                     9          14       9                    9          14       9



                                                                                        CLASS C
                                                                   --------------------------------------------------
                                                                    YEAR     SEVEN MONTHS
                                                                    ENDED       ENDED        YEAR ENDED OCTOBER 31,
                                                                   MAY 31,     MAY 31,      -------------------------
                                                                    2002       2001(1)         2000         1999(2)
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                 12.20          11.92         10.00
 Income from investment operations:
 Net investment income (loss)                                  $                 (0.01)         (0.04)           --
 Net realized and unrealized gain (loss) on investments        $                 (0.85)          0.39          1.92
 Total from investment operations                              $                 (0.86)          0.35          1.92
Less distributions from:
 Net investment income                                         $                  0.01           0.07            --
 Total distributions                                           $                  0.01           0.07            --
 Net asset value, end of period                                $                 11.33          12.20         11.92
 TOTAL RETURN(3):                                              %                 -7.01           2.91         19.20
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                 2,202          2,870         1,222
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)                %                  2.05           1.95          1.97
 Gross expenses prior to expense reimbursement(4)              %                  2.43           2.47          2.64
 Ratio of net investment income (loss) after expense
 reimbursement(4)(5)                                           %                 -0.40          -0.32         -0.14
Portfolio turnover rate                                        %                     9             14             9


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) The Fund commenced operations on December 15, 1998.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(4) Annualized for periods less than a year.

(5) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 *  Amount represents less than $0.01 per share.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING Tax Efficient Equity Fund       73

ING CONVERTIBLE FUND                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.


                                                                      CLASS A
                                          ----------------------------------------------------------------
                                                    ELEVEN                THREE
                                           YEAR     MONTHS      YEAR      MONTHS          YEAR ENDED
                                           ENDED     ENDED     ENDED      ENDED           MARCH 31,
                                          MAY 31,   MAY 31,   JUNE 30,   JUNE 30,   ----------------------
                                           2002     2001(1)     2000     1999(2)     1999    1998    1997
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $              27.70      23.27      21.92     19.12   16.59   15.68
 Income from investment operations:
 Net investment income                $               0.85       0.42       0.10      0.40    0.44    0.47
 Net realized and unrealized gain
 (loss) on investments                $              -5.29       8.02       1.35      3.17    4.49    1.64
 Total from investment operations     $              -4.44       8.44       1.45      3.57    4.93    2.11
 Less distributions from:
 Net investment income                $               0.51       0.32       0.10      0.41    0.44    0.48
 Net realized gain on investments     $               4.86       3.69         --      0.36    1.96    0.72
 Total distributions                  $               5.37       4.01       0.10      0.77    2.40    1.20
 Net asset value, end of period       $              17.89      27.70      23.27     21.92   19.12   16.59
 TOTAL RETURN(3):                     %             -17.78      39.88       6.62     19.17   31.04   13.73
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $             98,896    131,218     73,133    65,742  47,290  32,082
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)     %               1.42       1.35       1.45      1.53    1.57    1.60
 Gross expenses prior to expense
 reimbursement (recoupment)(4)        %               1.41       1.35       2.10      1.65    1.74    1.75
 Net investment income after
 expense reimbursement
 (recoupment)(4)(5)                   %               2.20       1.78       1.82      2.08    5.64    2.83
 Portfolio turnover rate              %                145        129         28       138     160     167

                                                                 CLASS B
                                     ----------------------------------------------------------------
                                               ELEVEN                THREE
                                      YEAR     MONTHS      YEAR      MONTHS          YEAR ENDED
                                      ENDED     ENDED     ENDED      ENDED           MARCH 31,
                                     MAY 31,   MAY 31,   JUNE 30,   JUNE 30,   ----------------------
                                      2002     2001(1)     2000     1999(2)     1999    1998    1997
-----------------------------------  ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                         30.20      25.34      23.86     20.56   16.60   14.96
 Income from investment operations:
 Net investment income                           0.49       0.29       0.07      0.29    0.32    0.31
 Net realized and unrealized gain
 (loss) on investments                          -5.49       8.77       1.47      3.47    4.65    1.64
 Total from investment operations               -5.00       9.06       1.54      3.76    4.97    1.95
 Less distributions from:
 Net investment income                           0.34       0.19       0.06      0.27    0.32    0.31
 Net realized gain on investments                5.30       4.01         --      0.19    0.69      --
 Total distributions                             5.64       4.20       0.06      0.46    1.01    0.31
 Net asset value, end of period                 19.56      30.20      25.34     23.86   20.56   16.60
 TOTAL RETURN(3):                              -18.26      39.21       6.47     18.52   30.51   13.01
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             125,366   139,704     68,091    58,736  36,725  12,740
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)                2.07       2.00       2.10      2.18    2.22    2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(4)                   2.06       2.00       2.10      2.30    2.33    3.19
 Net investment income after
 expense reimbursement
 (recoupment)(4)(5)                              1.55       1.13       1.17      1.44    5.04    2.29
 Portfolio turnover rate                          145        129         28       138     160     167



                                                                                   CLASS C
                                             ------------------------------------------------------------------------------------
                                                          ELEVEN                      THREE
                                              YEAR        MONTHS         YEAR         MONTHS
                                              ENDED        ENDED        ENDED         ENDED             YEAR ENDED MARCH 31,
                                             MAY 31,      MAY 31,      JUNE 30,      JUNE 30,      ------------------------------
                                              2002        2001(1)        2000        1999(2)        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                              $                     28.33         23.78         22.40        19.55       17.05       15.89
 Income from investment
 operations:
 Net investment income               $                      0.58          0.28          0.07         0.28        0.34        0.37
 Net realized and unrealized gains
 (loss) on investments               $                     -5.26          8.22          1.37         3.25        4.60        1.66
 Total from investment operations    $                     -4.68          8.50          1.44         3.53        4.94        2.03
 Less distributions from:
 Net investment income               $                      0.35          0.19          0.06         0.25        0.34        0.37
 Net realized gain on investments    $                      4.97          3.76            --         0.43        2.10        0.50
 Total distributions                 $                      5.32          3.95          0.06         0.68        2.44        0.87
 Net asset value, end of period      $                     18.33         28.33         23.78        22.40       19.55       17.05
 TOTAL RETURN(3):                    %                    -18.25         39.24          6.45        18.45       30.22       12.91
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   $                    118,363      156,592       100,276       95,998      81,561      62,143
 Ratio to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)    %                      2.07          2.00          2.10         2.18        2.22        2.25
 Gross expenses prior to expense
 reimbursement (recoupment)(4)       %                      2.06          2.00          2.10         2.30        2.31        2.29
 Net investment income after
 expense reimbursement
 (recoupment)(4)(5)                  %                      1.55          1.13          1.17         1.44        4.99        2.18
 Portfolio turnover rate             %                       145           129            28          138         160         167


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Effective May 24, 1999, ING Investments, LLC, became the Investment Adviser of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 74      ING Convertible Fund

FINANCIAL HIGHLIGHTS                                  ING EQUITY AND INCOME FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999 the financial information was audited by other independent auditors.


                                                                     CLASS A
                                          -------------------------------------------------------------
                                                    ELEVEN                THREE
                                           YEAR     MONTHS      YEAR      MONTHS        YEAR ENDED
                                           ENDED     ENDED     ENDED      ENDED          MARCH 31,
                                          MAY 31,   MAY 31,   JUNE 30,   JUNE 30,   -------------------
                                           2002     2001(1)     2000     1999(2)    1999   1998   1997
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $              15.04      19.23      19.03    19.53  15.54  16.16
 Income from investment operations:
 Net investment income (loss)         $               0.93       0.51       0.10     0.36   0.26   0.32
 Net realized and unrealized gain
 on investments                       $              -1.01      -0.60       0.17     2.58   5.70   0.84
 Total from investment operations     $              -0.08      -0.09       0.27     2.94   5.96   1.16
 Less distributions from:
 Net investment income                $               0.51       0.39       0.07     0.43   0.27   0.32
 Net realized gain on investments     $               1.15       3.71         --     3.01   1.70   1.46
 Total distributions                  $               1.66       4.10       0.07     3.44   1.97   1.78
 Net asset value, end of period       $              13.30      15.04      19.23    19.03  19.53  15.54
 TOTAL RETURN(3):                     %              -0.61      -1.01       1.42    17.10  39.34   6.74
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $             61,477     63,592      9,619    9,519  6,675  4,898
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                  %               1.32       1.40       1.49     1.59   1.61   1.60
 Gross expenses prior to expense
 reimbursement(4)                     %               1.53       1.61       1.75     1.97   2.56   3.00
 Net investment income after
 expense reimbursement(4)(5)          %               3.54       3.26       2.06     2.08   3.58   1.87
 Portfolio turnover rate              %                 76        173         63      165    260    213

                                                                CLASS B
                                     -------------------------------------------------------------
                                               ELEVEN                THREE
                                      YEAR     MONTHS      YEAR      MONTHS        YEAR ENDED
                                      ENDED     ENDED     ENDED      ENDED          MARCH 31,
                                     MAY 31,   MAY 31,   JUNE 30,   JUNE 30,   -------------------
                                      2002     2001(1)     2000     1999(2)    1999   1998   1997
-----------------------------------  -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                         16.09      20.59      20.38    20.07  14.88  14.18
 Income from investment operations:
 Net investment income (loss)                    0.80       0.44       0.07     0.28   0.15   0.17
 Net realized and unrealized gain
 on investments                                 -0.98      -0.64       0.18     2.74   5.58   0.70
 Total from investment operations               -0.18      -0.20       0.25     3.02   5.73   0.87
 Less distributions from:
 Net investment income                           0.39       0.33       0.04     0.31   0.15   0.17
 Net realized gain on investments                1.24       3.97         --     2.40   0.39     --
 Total distributions                             1.63       4.30       0.04     2.71   0.54   0.17
 Net asset value, end of period                 14.28      16.09      20.59    20.38  20.07  14.88
 TOTAL RETURN(3):                               -1.21      -1.58       1.24    16.49  38.79   6.10
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             35,828     41,026      7,157    6,048  4,254  2,133
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                             1.97       2.05       2.14     2.24   2.26   2.25
 Gross expenses prior to expense
 reimbursement(4)                                2.18       2.26       2.40     2.62   2.71   6.44
 Net investment income after
 expense reimbursement(4)(5)                     2.89       2.61       1.41     1.43   2.99   1.25
 Portfolio turnover rate                           76        173         63      165    260    213


                                                                       CLASS C
                                          ------------------------------------------------------------------
                                                    ELEVEN                THREE
                                           YEAR     MONTHS      YEAR      MONTHS
                                           ENDED     ENDED     ENDED      ENDED       YEAR ENDED MARCH 31,
                                          MAY 31,   MAY 31,   JUNE 30,   JUNE 30,   ------------------------
                                           2002     2001(1)     2000     1999(2)     1999     1998     1997
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $              14.45      18.53      18.35     19.90    15.59    16.20
 Income from investment operations:
 Net investment income                $               0.74       0.45       0.06      0.26     0.15     0.21
 Net realized and unrealized gain
 (loss) on investments                $              -0.91      -0.62       0.16      2.52     5.71     0.85
 Total from investment operations     $              -0.17      -0.17       0.22      2.78     5.86     1.06
 Less distributions from:
 Net investment income                $               0.39       0.34       0.04      0.28     0.15     0.21
 Net realized gain on investments     $               1.11       3.57         --      4.05     1.40     1.46
 Total distributions                  $               1.50       3.91       0.04      4.33     1.55     1.67
 Net asset value, end of period       $              12.78      14.45      18.53     18.35    19.90    15.59
 TOTAL RETURN(3):                     %              -1.28      -1.53       1.21     16.34    38.35     6.05
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $             22,679     25,838     21,331    21,655   20,784   16,990
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                  %               1.97       2.05       2.14      2.23     2.26     2.25
 Gross expenses prior to expense
 reimbursement(4)                     %               2.18       2.26       2.40      2.61     2.68     2.83
 Net investment income after
 expense reimbursement(4)(5)          %               2.89       2.61       1.41      1.43     2.93     1.23
 Portfolio turnover rate              %                 76        173         63       165      260      213

                                                 CLASS T
                                     -------------------------------
                                                ELEVEN
                                       YEAR     MONTHS    MARCH 31,
                                      ENDED      ENDED    2000(6) TO
                                     MAY 31,    MAY 31,    JUNE 30,
                                       2002     2001(1)      2000
-----------------------------------  -------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                          16.10       16.83
 Income from investment operations:
 Net investment income                            1.00        0.09
 Net realized and unrealized gain
 (loss) on investments                           -1.16       -0.82
 Total from investment operations                -0.16       -0.73
 Less distributions from:
 Net investment income                            0.48          --
 Net realized gain on investments                 1.23          --
 Total distributions                              1.71          --
 Net asset value, end of period                  14.23       16.10
 TOTAL RETURN(3):                                -1.06       -4.34
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               7,725      10,953
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                              1.72        1.70
 Gross expenses prior to expense
 reimbursement(4)                                 1.93        1.91
 Net investment income after
 expense reimbursement(4)(5)                      3.14        2.96
 Portfolio turnover rate                            76         173


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Effective May 24, 1999, ING Investments, LLC became the Investment Adviser of the Fund and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

(6) Commencement of offering of shares.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Equity and Income Fund       75

In addition to the Funds offered in this prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY GROWTH FUNDS
  ING Growth Fund
  ING Small Company Fund
  ING Technology Fund


DOMESTIC EQUITY INDEX FUNDS

  ING Index Plus Large Cap Fund
  ING Index Plus Mid Cap Fund
  ING Index Plus Small Cap Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Corporate Leaders Trust
  ING Value Opportunity Fund

  ING Growth and Income Fund

  ING Balanced Fund

INTERNATIONAL EQUITY
  ING Asia-Pacific Equity Fund
  ING Emerging Countries Fund
  ING European Equity Fund
  ING International Fund

  ING International Growth Fund

  ING International SmallCap Growth Fund
  ING International Value Fund
  ING Precious Metals Fund
  ING Russia Fund

INTERNATIONAL GLOBAL EQUITY

  ING Global Technology Fund

  ING Global Real Estate Fund
  ING Worldwide Growth Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund
  ING Government Fund
  ING GNMA Income Fund

  ING High Yield Opportunity Fund

  ING High Yield Bond Fund
  ING Intermediate Bond Fund
  ING National Tax Exempt Bond Fund
  ING Money Market Fund
  ING Aeltus Money Market Fund
  ING Strategic Income Fund

GENERATION FUNDS
  ING Ascent Fund
  ING Crossroads Fund
  ING Legacy Fund

LOAN PARTICIPATION FUNDS
  ING Senior Income Fund
  ING Prime Rate Trust

       [ING FUNDS LOGO]       USEABCPROS030102-030102

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:


ING Equity Trust                     811-8817
  ING Biotechnology Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING SmallCap Opportunities Fund
  ING Research Enhanced Index Fund
  ING Financial Services Fund
  ING Large Company Value Fund
  ING MidCap Value Fund
  ING SmallCap Value Fund
  ING Tax Efficient Equity Fund
  ING Convertible Fund
  ING Equity and Income Fund
  ING Real Estate Fund
ING Mayflower Trust                  811-7978
  ING Growth + Value Fund
ING Investment Funds, Inc.           811-1939
  ING MagnaCap Fund

       PROSPECTUS

[PHOTO OF GLOBE]

       September 30, 2002


       Class Q
                                                 DOMESTIC EQUITY GROWTH FUNDS

                                                 ING Biotechnology Fund

                                                 ING Growth + Value Fund
                                                 ING Growth Opportunities Fund
                                                 ING LargeCap Growth Fund

                                                 ING MidCap Opportunities Fund


                                                 ING SmallCap Opportunities Fund

                                                 ING Research Enhanced Index
                                                 Fund
                                                 DOMESTIC EQUITY VALUE FUNDS
                                                 ING Large Company Value Fund
                                                 ING MagnaCap Fund

                                                 ING MidCap Value Fund


                                                 ING SmallCap Value Fund

                                                 DOMESTIC EQUITY AND INCOME
                                                 ING Convertible Fund
                                                 ING Equity and Income Fund

                                                 ING Real Estate Fund


       This Prospectus contains
       important information about
       investing in the Class Q
       shares of the ING Funds. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                         [ING FUNDS LOGO]
                                             (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS
--------------------------------------------------------------------------------

This Prospectus describes each Fund's objective, investment strategy and risks.

You'll also find:

--------------------------------------------------------------------------------
[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


--------------------------------------------------------------------------------
[PENNY]
         WHAT YOU
         PAY TO
         INVEST



--------------------------------------------------------------------------------

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.


    INTRODUCTION TO THE ING FUNDS                      1
    FUNDS AT A GLANCE                                  2

    DOMESTIC EQUITY GROWTH FUNDS
    ING Biotechnology Fund                             4
    ING Growth + Value Fund                            6
    ING Growth Opportunities Fund                      8
    ING LargeCap Growth Fund                          10
    ING MidCap Opportunities Fund                     12
    ING SmallCap Opportunities Fund                   14
    ING Research Enhanced Index Fund                  16

    DOMESTIC EQUITY VALUE FUNDS
    ING Large Company Value Fund                      18
    ING MagnaCap Fund                                 20
    ING MidCap Value Fund                             22
    ING SmallCap Value Fund                           24

    DOMESTIC EQUITY AND INCOME
    ING Convertible Fund                              26
    ING Equity and Income Fund                        28
    ING Real Estate Fund                              30



    WHAT YOU PAY TO INVEST                            32
    SHAREHOLDER GUIDE                                 34
    MANAGEMENT OF THE FUNDS                           38
    DIVIDENDS, DISTRIBUTIONS AND TAXES                45
    MORE INFORMATION ABOUT RISKS                      46
    FINANCIAL HIGHLIGHTS                              49
    WHERE TO GO FOR MORE INFORMATION          Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

DOMESTIC EQUITY GROWTH FUNDS

  ING's Domestic Equity Growth Funds seek long-term growth.

  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY VALUE FUNDS

  ING's Domestic Equity Value Funds seek capital appreciation.

  They may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital.

  They may suit you if you:

  - want both regular income and capital appreciation and
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth or Domestic Equity Value Funds.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE

--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and main risks of each ING Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.



                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
DOMESTIC          Biotechnology Fund                                     Capital appreciation
EQUITY FUNDS      Adviser: ING Investments, LLC
                  Sub-Adviser: AW Advisers, LLC

                  Growth + Value Fund                                    Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Navellier Fund Management, Inc.

                  Growth Opportunities Fund                              Long-term growth of capital
                  Adviser: ING Investments, LLC

                  LargeCap Growth Fund                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  MidCap Opportunities Fund                              Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  SmallCap Opportunities Fund                            Capital appreciation
                  Adviser: ING Investments, LLC

                  Research Enhanced Index Fund                           Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

DOMESTIC          Large Company Value Fund                               Long-term capital appreciation
EQUITY VALUE      Adviser: ING Investments, LLC                          with income as a secondary
FUNDS                                                                    objective

                  MagnaCap Fund                                          Growth of capital, with
                  Adviser: ING Investments, LLC                          dividend income as a secondary
                                                                         consideration

                  MidCap Value Fund                                      Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.

                  SmallCap Value Fund                                    Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.

DOMESTIC          Convertible Fund                                       Total return, consisting of
EQUITY &          Adviser: ING Investments, LLC                          capital appreciation and
INCOME FUNDS                                                             current income

                  Equity and Income Fund                                 Long-term capital appreciation
                  Adviser: ING Investments, LLC                          and current income

                  Real Estate Fund                                       Total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Clarion ERA Securities, L.P.



 2      Funds at a Glance

                                                               FUNDS AT A GLANCE

--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity and equity equivalent securities of foreign        Price volatility and other risks that accompany an
or domestic biotechnology companies.                      investment in growth- oriented equity securities. Risks
                                                          associated with a concentration in biotechnology securities, including, for example, governmental regulation and product liability.


Equity securities of large-cap, mid-cap or                Price volatility and other risks that accompany an
small-cap companies with the potential for capital        investment in growth- oriented equity securities.
appreciation.


Equity securities of large, medium, and small U.S.        Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth- oriented equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth- oriented equity securities.


Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          medium-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of large companies that make up         Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


Equity securities that meet disciplined selection         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends.


Equity securities of U.S. Issuers with market             Price volatility and other risks that accompany an
capitalizations between $1 billion and $5 billion         investment in equity securities.
which the Sub-Adviser believes are priced below
their long-term value.


Equity securities of U.S. Issuers with market             Price volatility and other risks that accompany an
capitalizations of $1.5 billion or less which the         investment in equity securities.
Sub-Adviser believes are priced below their
long-term value.


Convertible securities as well as equities and            Price volatility and other risks that accompany an
high-yield debt.                                          investment in equity securities. Credit, interest rate,
                                                          liquidity and other risks that accompany an investment in
                                                          debt securities and lower quality debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


Common and preferred stocks of U.S. Real Estate           Price volatility and other risks that accompany an
Investment Trusts (REITs) and real estate                 investment in real estate equities and volatility due to
companies.                                                non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real
                                                          estate.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BIOTECHNOLOGY FUND                                          AW Advisors, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities and equity equivalent securities (preferred stocks, rights and other warrants, and convertible securities) of foreign or domestic biotechnology companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Fund, biotechnology companies include: (i) companies principally engaged in the research, discovery, design, development, manufacture, distribution or sale of biotechnology products, services or processes; (ii) companies that benefit directly or indirectly from biotechnological products, services, or processes; (iii) companies that render services primarily to biotechnology companies; and (iv) companies that produce, sell or market products or services related to biotechnological products or services. For example, the Fund may invest in companies, among others, involved with genomics, genetic engineering, gene therapy, health care, pharmaceuticals, agriculture, chemicals, medicine, or surgery.

The Fund employs an active management strategy. The Sub-Adviser utilizes a proprietary quantitative model designed to identify stocks within the biotechnology sector based on several factors, including demand, volatility, capitalization and price. The Sub-Adviser then uses fundamental analysis to adjust the portfolio, by over-weighting:

- companies the Sub-Adviser believes are undervalued and poised for growth, because there has been little or no analyst coverage of the company and very limited recognition in the market;

- companies the Sub-Adviser believes are undervalued in comparison to companies within the same market and product sector; and

- companies the Sub-Adviser believes have superior long-term or short-term prospects.

The Fund may invest in large-cap, mid-cap, or small-cap companies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in short-term money market instruments.

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small- and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and many are dependent on a few key managers.


BIOTECHNOLOGY SECTOR CONCENTRATION -- concentration of investments in the biotechnology sector carries greater risk than broadly diversified investments. Individual biotechnology companies will be affected by governmental regulation, product liability, patent considerations, rapid technological change, product obsolescence, and intense competition. Many biotechnology companies are small with products still in the research and discovery stage, and only a limited number have reached the point of approval of their products by the U.S. Food and Drug Administration (FDA) and subsequent commercial production and distribution of such products. These companies may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In comparison to that of more-developed sectors, the market for securities of biotechnology companies may be thinly traded. The prices of the securities of these companies may display extreme volatility and react negatively to unfavorable research and development results, regulatory changes, or market conditions.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. These factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


INABILITY TO SELL SECURITIES -- securities of biotechnology companies may trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


CHANGES IN INTEREST RATES -- the value of convertible or debt securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations, including short-term money market instruments. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

 4      ING Biotechnology Fund

                                                          ING BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 Since the ING Biotechnology Fund has not had a full year of operations, there is no performance information included in this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Biotechnology Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH + VALUE FUND                           Navellier Fund Management, Inc
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the Sub-Adviser believes are poised to rise in price. The Sub-Adviser uses a bottom-up quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis, which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the Sub-Adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in small and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth securities to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.


INABILITY TO SELL SECURITIES -- securities of small and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

 6      ING Growth + Value Fund

                                                         ING GROWTH + VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992   1993    1994    1995    1996    1997    1998    1999    2000     2001
----   -----   -----   -----   -----   -----   -----   -----   -----   ------
                                       18.10   17.72   88.10   -13.02  -34.87

(1) These figures are for the year ended December 31 of each year.

(2) The figure for 2001 provides performance information for Class Q shares of the Fund. The figures for 1997 to 2000 provide performance information for Class A shares of the Fund. Class Ashares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.


            Best and worst quarterly performance during this period:


                           4th quarter 1999:  43.50%


                            1st quarter 2001: -32.03%


             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -37.96            7.13                   6.36
Class Q Return Before Taxes                                     %  -34.87          -37.64                    N/A
Class Q Return After Taxes on Distributions                     %  -34.87          -38.44                    N/A
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -21.24          -28.80                    N/A
Russell 2000 Index (reflects no deduction for fees, expenses
  or taxes)(3)                                                  %    2.49            7.52(4)                7.94(4)
Russell 3000 Index (reflects no deduction for fees, expenses
  or taxes)(5)                                                  %  -11.46           10.14(6)                9.70(6)


(1) Class A commenced operations on November 18, 1996. Class Q commenced operations on June 5, 2000.

(2) Reflects deduction of sales charge of 5.75%,

(3) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(4) Index return is for Class A for the period beginning December 1, 1996. Index return for Class Q is 3.05% for the period beginning June 1, 2000.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) Index return is for Class A for the period beginning December 1, 1996. Index return for Class Q is -10.72% for the period beginning June 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING Growth + Value Fund       7

                                                                         ADVISER
ING GROWTH OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 8      ING Growth Opportunities Fund

                                                   ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

1992                             1993        1994        1995        1996      1997     1998     1999     2000      2001
----                           --------    --------    --------    --------    -----    -----    -----    -----    ------
                                                                      20.54    23.59    23.61    93.26    -19.11   -41.84

                             [TOTAL RETURNS GRAPH]

(1) These figures are for the year ended December 31 of each year.

(2) The figure shown for 2001 provides performance information for Class Q shares of the Fund. The figures shown for 1996 to 2000 provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.


            Best and worst quarterly performance during this period:


                           4th quarter 1999:  39.10%


                           1st  quarter 2001: -31.24%


             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 3000 Index and the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -45.26            5.51                    8.95
Class Q Return Before Taxes                                     %  -41.84          -37.01                     N/A
Class Q Return After Taxes on Distributions                     %  -41.34          -37.49                     N/A
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -25.48          -28.55                     N/A
Russell 3000 Index (reflects no deduction for fees, expenses
  or taxes)(3)(4)                                               %                        (5)                     (5)
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(6)                                                     %  -11.88           10.70(4)                14.18(4)


(1) Class Q commenced operations on June 1, 2000. Class A commenced operations on June 5, 1995.

(2) Reflects deduction of sales charge of 5.75%.


(3) The Fund may invest in securities of large, mid- and small-capitalization companies, and the Russell 3000 Index tracks a larger number of companies with a wide range of market capitalizations.



(4) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.



(5) Index return is for Class A for the period beginning June 1, 1995. Index
    return for Class Q is    % for the 10 period beginning         .



(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(7) Index return is for Class A for the period beginning June 1, 1995. Index return for Class Q is -11.50% for the period beginning June 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Growth Opportunities Fund       9

                                                                         ADVISER
ING LARGECAP GROWTH FUND                                    ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE

[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT
STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of August 31, 2002, this meant market capitalizations in the range of $ billion to
$   billion. Capitalization of companies in the S&P 500 Index will change with market conditions.


The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers believe have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.


MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


PORTFOLIO TURNOVER -- a high portfolio turnover involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 10      ING LargeCap Growth Fund

                                                        ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

1992                      1993        1994        1995        1996        1997        1998      1999     2000      2001
----                    --------    --------    --------    --------    --------    --------    -----    -----    ------
                                                                                       60.02    96.93    -19.12   -38.20

(1) These figures are for the year ended December 31 of each year.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  45.16%
                           1st  quarter 2001: -27.87%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class Q Return Before Taxes                                     %  -38.20           12.54                  N/A
Class Q Return After Taxes on Distributions                     %  -38.21           12.12                  N/A
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -23.26           10.26                  N/A
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %  -20.42            3.08(3)               N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %  -11.88            5.69(3)               N/A


(1) Class Q commenced operations on July 21, 1997.

(2) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

(3) Index return is for the period beginning August 1, 1997.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING LargeCap Growth Fund       11

                                                                         ADVISER
ING MIDCAP OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days, prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index. As of August 31, 2002, the market capitalization of
companies in the Russell MidCap Growth Index ranged from $    million to $
billion. The market capitalization range will change with market conditions as the range of the companies included in the Russell MidCap Growth Index changes.


The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 12      ING MidCap Opportunities Fund

                                                   ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                             [TOTAL RETURNS GRAPH]

        1992             1993        1994        1995        1996        1997        1998        1999       2000      2001
        ----           --------    --------    --------    --------    --------    --------    --------    ------    ------
                                                                                                 103.24     -0.35    -37.00

(1) These figures are for the year ended December 31 of each year.

(2) The figure shown for 2001 provides performance of Class Q shares of the Fund. The figures shown for 1999 and 2000 provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  44.90%
                           3rd quarter 2001: -30.48%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell MidCap Growth Index and the S&P MidCap 400 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                    5 YEARS               10 YEARS
                                                                    1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -40.86           13.95                  N/A
Class Q Return Before Taxes                                     %   -37.00          -25.92                  N/A
Class Q Return After Taxes on Distributions                     %   -37.00          -27.18                  N/A
Class Q Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -22.54          -20.28                  N/A
Russell MidCap Growth Index (reflects no deduction for fees,
 expenses or taxes)(3)(4)                                       %      --               --(5)               N/A
S&P MidCap 400 Index (reflects no deduction for fees,
 expenses or taxes)(6)                                          %   -0.61            20.81(7)               N/A


(1) Class A Shares commenced operations on August 20, 1998. Class Q shares commenced operations on April 4, 2000.

(2) Reflects deduction of sales charge of 5.75%.


(3) The Fund primarily invests in mid-cap companies, normally in those companies that the portfolio managers feel have above average prospectus for growth. The Russell MidCap Growth Index tracks the performance of mid-cap growth companies.



(4) The Russell MidCap Growth Index measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.



(5) Index return is for Class A for the period beginning        . Index return
    for Class Q is     for the period beginning        .



(6) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.



(7) Index return is for Class A for the period beginning September 1, 1998. Index return for Class Q is 2.07% for the period beginning April 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       13

                                                                         ADVISER
ING SMALLCAP OPPORTUNITIES FUND                             ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Growth Index changes. The market capitalization of companies held by the Fund as of August 31, 2002
ranged from $    million to $    billion.


The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 14      ING SmallCap Opportunities Fund

                                                 ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

    1992        1993        1994        1995      1996     1997     1998     1999      2000      2001
  --------    --------    --------    --------    -----    -----    ----    ------    ------    ------
                                                  18.16    14.92    7.59    146.94     -6.04    -33.41

                             [TOTAL RETURNS GRAPH]

(1) These figures are for the year ended December 31 of each year.

(2) The figure shown for the year 2001 provides performance for Class Q shares of the Fund. The figures shown for the years 1996 to 2000 provide performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  68.12%
                           3rd quarter 2001: -30.13%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 2000 Growth Index and the Russell 2000 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -37.32           12.45                   14.12
Class Q Return Before Taxes                                     %  -33.41          -24.68                     N/A
Class Q Return After Taxes on Distributions                     %  -33.85          -27.23                     N/A
Class Q Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -19.96          -19.72                     N/A
Russell 2000 Growth Index (reflect no deduction for fees,
  expenses or taxes)(3)(4)                                      %                        (5)                     (5)
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(6)                                                    %   2.49             7.52(7)                10.91(7)


(1) Class Q commenced operations on April 4, 2000. Class A commenced operations on June 5, 1995.

(2) Reflects deduction of sales charge of 5.75%.


(3) The Fund invests primarily in small-cap companies, normally in those that the portfolio manager believe have above average prospects for growth. The Russell 2000 Growth Index track the performance of small-cap growth companies.



(4) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.



(5) Index return is for Class for the period beginning         . Index return
    for Class Q is         for the period beginning         .



(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.



(7) Index return is for Class A for the period beginning June 1, 1995. Index return for Class Q is -4.17% for the period beginning April 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING SmallCap Opportunities Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING RESEARCH ENHANCED INDEX FUND                                             Inc
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



In managing the Fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.


The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Sub-Adviser tries to remain fully invested in companies included in the S&P 500 Index, and generally does not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.



MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.


RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

 16      ING Research Enhanced Index Fund

                                                ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992                    1993      1994      1995      1996      1997      1998     1999      2000      2001
----                   ------    ------    ------    ------    ------    ------    -----    ------    ------
                                                                                   18.59    -12.79    -12.26

(1) These figures are for the year ended December 31 of each year.

(2) The figure shown for the year 2001 provides performance for Class Q shares of the Fund. The figures shown for the years 1999 and 2000 provide performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) Prior to August 1, 2001, the Fund was managed by a different sub-adviser.


            Best and worst quarterly performance during this period:


                           4th quarter 1999:  12.41%


                           3rd quarter 2001: -13.53%


             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -17.23           -4.82                  N/A
Class Q Return Before Taxes                                     %  -12.26          -14.80                  N/A
Class Q Return After Taxes on Distributions                     %  -12.26          -14.80                  N/A
Class Q Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -7.46          -11.70                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(3)                                                       %  -11.88           -1.03(4)               N/A


(1) Class A commenced operations on December 30, 1998. Class Q commenced operations on April 4, 2000.

(2) Reflects deduction of sales charge of 5.75%.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) Index return is for Class A for the period beginning January 1, 1999. Index return for Class Q is -13.05% for the period beginning April 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       17

                                                                         ADVISER
ING LARGE COMPANY VALUE FUND                                ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.


INVESTMENT STRATEGY


(COMPASS GRAPHIC)


The Fund will normally invest at least 80% of its assets in common stock of large companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the Adviser considers to be undervalued compared to the overall stock market. The Adviser considers large companies to consist of the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1000 largest companies, as measured by equity market capitalization. Within this universe of large, well-established companies, the Adviser will use a disciplined value approach to select investments that the Adviser considers to be undervalued compared to the overall stock market. The Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.


The Fund may invest the remaining 20% of its assets in other types of securities, including foreign securities and smaller companies. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded index funds (ETFs). To the degree that the Fund invests assets in non-U.S. securities, it may hedge the currency risk of these holdings with the use of forward contracts or options on currencies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities including bonds, notes, debentures, and short-term investments.

--------------------------------------------------------------------------------

RISKS


(SCALE GRAPHIC)

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and mid-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


CHANGES IN INTEREST RATES -- the value of the Fund's convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns to the Fund.

EXCHANGE TRADED INDEX FUNDS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

 18      ING Large Company Value Fund

                                                    ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                        1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
                        -----   -----   -----   -----   -----   -----   -----   -----   -----   ------
                        12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54   -3.13   -14.06

(1) These figures are for the year ended December 31 of each year.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as Class A shares. Because Class Q shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.
(3) Effective March 1, 2002, the Fund changed its name to Large Company Value Fund. Prior to that date, the name of the Fund was "Pilgrim Growth and Income Fund."

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  21.95%
                           3rd quarter 2001: -15.48%

             Fund's year-to-date total return as of June 30, 2002:


                                       %


                          AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2001)(1)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's Barra Value Index (S&P Barra Value Index) and the Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                 5 YEARS              10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -18.99          7.49                10.61
Class A Return After Taxes on Distributions(2)                  %  -19.34          4.59                 7.33
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %  -11.24          5.85                 7.76
S&P Barra Value Index (reflects no deduction for fees,
  expenses or taxes)(3)(4)                                      %
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  -11.88         10.70                12.94


(1) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Reflects deduction of sales charge of 5.75%.


(3) The Fund normally invests in companies that the Adviser considers to be undervalued compared to the overall stock market. The S&P Barra Value Index tracks the performance of companies with low price-to-book ratios.



(4) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.



(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC

ING MAGNACAP FUND
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that meet the following criteria:

 -- ATTRACTIVE VALUATION CHARACTERISTICS -- Companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.

 -- DIVIDENDS -- A company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.


 -- BALANCE SHEET STRENGTH -- If a company has long term debt, it must be rated investment grade by at least one nationally recognized rating agency.



The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.


The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, cash flow, earnings, or net assets. The remainder of the Fund's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Fund's investments may focus on particular sectors depending on the Adviser's perception of the market environment.


Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; and foreign controls on investment.


 20      ING MagnaCap Fund

                                                               ING MAGNACAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  8.02     9.25    4.15   35.22   18.51   27.73   16.09   12.20    1.33   -14.27

(1) These figures are for the year ended December 31 of each year.
(2) The figures shown for the years 2000 and 2001 provide performance of Class Q shares of the Fund. The figures shown for the years 1992 to 1999 provide performance for Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar returns as the Class Q shares because they are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class Q shares and Class A shares have different expenses.


            Best and worst quarterly performance during this period:


                           4th quarter 1998:  18.93%


                           3rd quarter 2001: -14.36%


             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The tables below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measure of market performance -- the Standard and Poor's Barra Value Index (S&P Barra Value Index) and the Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -18.05            7.41                 10.99
Class Q Returns Before Taxes                                    %  -14.27           -6.43                   N/A
Class Q Return After Taxes on Distributions                     %  -17.23           -9.09                   N/A
Class Q Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  -6.21            -5.12                   N/A
S&P Barra Value Index (reflects no deduction for fees,
expenses or taxes)(3)(4)                                        %                        (5)                   (5)
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(6)                                                       %  -11.88           10.70(7)              12.94(7)


(1) Class Q commenced operations on November 19, 1999.

(2) Reflects deduction of sales charge of 5.75%.


(3) The Fund invests in value securities that meet the Fund's disciplined investment criteria. The S&P Barra Value Index tracks the performance of companies with low price-to-book ratios.



(4) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.



(5) Index return is for Class A for the 10 year period ended December 31, 2001.
    Index return for Class Q is      for the period beginning         .



(6) The S&P 500 index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(7) Index return is for Class A for the 10 year period ended December 31, 2001. Index return for Class Q is -7.60% for the period beginning December 1, 1999.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING MagnaCap Fund       21

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC


                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
                                                                            L.P.

ING MIDCAP VALUE FUND
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations greater than $1 billion but no greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value.


The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or

- 150% of the weighting of such industry as represented in the Russell MidCap Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 22      ING MidCap Value Fund

                                                           ING MIDCAP VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]

HOW THE
FUND HAS
PERFORMED



                 Since the ING MidCap Value Fund has not had a full year of operations, there is no performance information included in this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING MidCap Value Fund       23

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING SMALLCAP VALUE FUND                                                     L.P.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations of $1.5 billion or less at the time of purchase. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value.


The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or
- 150% of the weighting of such industry as represented in the Russell 2000 Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 24      ING SmallCap Value Fund

                                                         ING SMALLCAP VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]

HOW THE
FUND HAS
PERFORMED



                 Since the ING SmallCap Value Fund has not had a full year of operations, there is no performance information included in this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING SmallCap Value Fund       25

                                                                         ADVISER
ING CONVERTIBLE FUND                                        ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal conditions, the Fund invests at least 80% of its assets in convertible securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Fund invests may be rated below investment grade (high risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Fund may invest. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.



The Fund may also invest up to 20% of its total assets in common and nonconvertible preferred stocks, and in non-convertible debt securities, which may include high yield debt (commonly known as junk bonds) rated below investment grade, or of comparable quality if unrated.


The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

Most but not all of the bonds in which the Fund invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less.

In evaluating convertible securities the Fund's Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

CREDIT RISK -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

INABILITY TO SELL SECURITIES -- convertible securities and lower rated debt securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 26      ING Convertible Fund

                                                            ING CONVERTIBLE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----   ------
                                  20.74   23.04   21.40   50.44   -8.74   -12.13

(1) These figures are for the year ended December 31 of each year.
(2) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.


            Best and worst quarterly performance during this period:


                           4th quarter 1999:  34.68%


                           4th quarter 2000: -16.00%


             Fund's year-to-date total return as of June 30, 2002:


                                          %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class Q Return Before Taxes                                     %  -12.13         12.50                  13.67
Class Q Return After Taxes on Distributions                     %  -13.26          8.87                  10.54
Class Q Return After Taxes on Distributions and Sale of Fund
 Shares                                                         %  -7.32           9.92                  10.43
First Boston Convertible Index (reflects no deduction for
fees, expenses or taxes)(2)                                     %  -6.42           8.86                   9.55(3)


(1) Class Q commenced operations on August 31, 1995.

(2) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.

(3) Index return is for the period beginning September 1, 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Convertible Fund       27

                                                                         ADVISER
ING EQUITY AND INCOME FUND                                  ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund's Adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the Adviser believes are leaders in their industries. The Adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as junk bonds) rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in ING Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of this investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of debt securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income mutual funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

OTHER INVESTMENT COMPANIES -- because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

 28      ING Equity and Income Fund

                                                      ING EQUITY AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

                             [TOTAL RETURNS GRAPH]

    1992        1993        1994        1995      1996     1997     1998     1999    2000     2001
  --------    --------    --------    --------    -----    -----    -----    ----    -----    -----
                                                  16.88    21.46    23.52    8.69    -3.06    -5.22

(1) These figures are for the year ended December 31 of each year.
(2) Prior to May 24, 1999, a different adviser managed the Fund.


            Best and worst quarterly performance during this period:
                            4th quarter 1998: 14.47%
                            3rd quarter 2001: -6.78%
             Fund's year-to-date total return as of June 30, 2002:
                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of a broad measure of market performance -- the Standard & Poor's Barra Value Index (S&P Barra Value Index), the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% Standard and Poor's 500 Composite Stock Price Index (S&P 500 Index) and 40% Lehman Brothers Government/Corporate Bond Index ("Composite Index"). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                 5 YEARS               10 YEARS
                                                                     1         (OR LIFE OF           (OR LIFE OF
                                                                    YEAR          CLASS)              CLASS)(1)
Class Q Return Before Taxes                                     %  -5.22           8.44                  9.18
Class Q Return After Taxes on Distributions                     %  -6.90           5.11                  6.39
Class Q Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  -3.17           5.94                  6.74
S&P Barra Value Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %  -11.71          9.49                 12.56(3)
Lehman Aggregate Bond Index (reflects no deduction for fees,
expenses or taxes)(4)                                           %   8.44           7.43                  7.28(3)
Lipper Balanced Fund Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %  -3.24           8.37                  9.79(3)
Composite Index (reflects no deduction for fees, expenses or
taxes)(6)                                                       %  -3.67           9.79                 11.44(3)


(1) Class Q commenced operations on August 31, 1995.

(2) The S&P Barra Value Index is a capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

(3) Index return is for the period beginning September 1, 1995.

(4) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(5) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).

(6) The Composite Index consists of 60% of the S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. The Lehman Brothers Government/ Corporate Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government investment grade mortgage-backed and corporate debt securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Equity and Income Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING REAL ESTATE FUND                                Clarion CRA Securities, L.P.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


This Fund seeks total return through     .



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies. The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.



The Fund's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.


MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.


NON-DIVERSIFICATION RISKS -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's assets may be invested in a single company.

RISK OF CONCENTRATION -- because the Fund's investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

REAL ESTATE RISK -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


 30      ING Real Estate Fund

                                                            ING REAL ESTATE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


                             [TOTAL RETURNS GRAPH]

1992   1993    1994    1995    1996    1997     1998    1999    2000     2001
----   -----   -----   -----   -----   -----   ------   -----   -----   ------
                                       25.32   -17.75   -2.55   32.27     7.42


(1) These figures are for the year ended December 31 of each year.


(2) The figures provide performance information for Class I shares of the Fund.
    Performance for Class I shares of the Fund for periods prior to          ,
    2002 includes performance of a predecessor investment company which merged into the Fund on that date. For a more detailed discussion, please refer to "History of the Fund" in the SAI. As of December 31, 2001, Class Q shares were not available to investors. Class Q shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class Q shares have different expenses.



(3) Prior to          , 2002, Clarion CRA Securities, L.P. served as the
    investment adviser rather than the Sub-Adviser to the Fund.


            Best and worst quarterly performance during this period:
                           4th quarter 1999:  43.50%
                            1st quarter 2001: -32.03%
             Fund's year-to-date total return as of June 30, 2002:
                                          %


                        AVERAGE ANNUAL TOTAL RETURNS(1)

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- Wilshire Real Estate Securities Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class I only. After-tax returns for other classes will vary.



                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(2)
Class I Return Before Taxes                                     %    7.42            7.37                   7.37
Class I Return After Taxes on Distributions                     %    5.49            5.20                   5.20
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    4.47            4.85                   4.85
Wilshire Real Estate Securities Index (reflects no deduction
  for fees, expenses or taxes)(3)                               %   10.33            6.67                   6.67



(1) This table shows performance for Class I shares of the Fund because Class Q shares were not offered during 2001. See footnote (2) to the bar chart above.



(2) Performance for Class I shares of the Fund for periods prior to         ,
    2002 includes performance of a predecessor investment company which merged into the Fund on that date. For a more detailed discussion, please refer to "History of the Fund" in the SAI. Class I shares of the predecessor fund commenced operations on December 31, 1996.



(3) The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, such as real estate investment trusts (REITs), real estate operating companies (REOCs) and partnerships. The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Real Estate Fund       31

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS Q
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


                                                                                       TOTAL
                                                                                       FUND             WAIVERS,
                                           MANAGEMENT    SERVICE     OTHER           OPERATING       REIMBURSEMENTS        NET
FUND                                          FEE         FEES      EXPENSES         EXPENSES       AND RECOUPMENT(2)    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 Biotechnology(9)                    %        1.25        0.25
 Growth + Value                      %        1.00        0.25            (3)                                --
 Growth Opportunities                %        0.95        0.25            (3)                                --
 LargeCap Growth                     %        0.73        0.25            (3)(5)           (5)               --                (5)
 MidCap Opportunities(4)             %        1.00        0.25            (3)(7)           (7)                                 (7)
 SmallCap Opportunities(4)           %        1.00        0.25            (3)(8)           (8)               --                (8)
 Research Enhanced Index             %        0.70        0.25            (3)                                --
 Large Company Value                 %        0.63        0.25            (3)(9)(10)       (9)               --                (9)
 MagnaCap                            %        0.72        0.25            (11)             (11)              --                (11)
 MidCap Value                        %        1.00        0.25
 SmallCap Value                      %        1.00        0.25
 Convertible                         %        0.75        0.25            (3)                                  (6)
 Equity and Income                   %        0.75        0.25            (3)
 Real Estate                         %        0.70        0.25


--------------------------------------------------------------------------------


 (1) This table shows the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recent complete fiscal year, as adjusted for contractual changes, and fee waivers to which the Adviser has agreed for each Fund. Expenses for the Biotechnology, MidCap Value and SmallCap Value Funds are estimates because the Funds have recently commenced operations. For Real Estate Fund, estimated operating expenses are based on contractual operating expenses commencing with ING Investments' management of the Fund.



 (2) ING Investments, LLC has entered into written expense limitation agreements with each Fund except Growth + Value Fund Growth Opportunities Fund, SmallCap Opportunities Fund, Research Enhanced Index Fund and MagnaCap Fund, under which it will limit expenses of the Fund excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Fund's expenses waived or reimbursed during the last year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupment." For each Fund except MidCap Opportunities Fund, the expense limit will continue through at least May 31, 2003. The expense limit for MidCap Opportunities Fund will continue at least through January 1, 2004. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.


 (3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


 (4) Effective May 17, 2002, certain funds merged with MidCap Opportunities and SmallCap Opportunities Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.



 (5) Amount recouped by ING Investments, LLC pursuant to the Expense Limitation Agreement between the Fund and ING Investments, LLC.



 (6) Excludes one-time merger fees of   % incurred in connection with the merger
     of another investment company into MidCap Opportunities Fund.



 (7) Excludes one-time merger fees of   % incurred in connection with the merger
     of another investment company into SmallCap Opportunities Fund.



 (9) After the Fund's first year of operations the management fee may increase or decrease by 0.50% based on the Fund's investment performance. This performance fee will accrue daily but will not be paid until after one full year of operations. Please see page for more information.



(10) Because Class Q shares are new for Large Company Value Fund the expenses are estimated based on Class A expenses of the Fund.


 32      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS Q


                            FUND                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 Biotechnology                                                  $
 Growth + Value                                                 $
 Growth Opportunities                                           $
 LargeCap Growth                                                $
 MidCap Opportunities                                           $
 SmallCap Opportunities                                         $
 Research Enhanced Index                                        $
 Large Company Value                                            $
 MagnaCap                                                       $
 MidCap Value                                                   $
 SmallCap Value                                                 $
 Convertible                                                    $
 Equity and Income                                              $
 Real Estate                                                    $


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       33

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


PURCHASE OF SHARES

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and wrap accounts. The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C, M and T shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Funds and ING Funds Distributor, Inc. (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.
All other purchasers may purchase shares by the methods outlined in the table on the right.

MARKET TIMERS


A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments, LLC to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares, which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

RETIREMENT PLANS

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Services Representative at (800) 992-0180.



                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      A financial consultant   Visit or consult a
 YOUR FINANCIAL     with an authorized       financial consultant.
 CONSULTANT         firm can help you
                    establish and maintain
                    your account.
 BY MAIL            Visit or speak with a    Fill out the Account
                    financial consultant.    Additions form included
                    Make your check          on the bottom of your
                    payable to the ING       account statement along
                    Funds and mail it,       with your check payable
                    along with a completed   to the Fund and mail
                    Application. Please      them to the address on
                    indicate your            the account statement.
                    investment               Remember to write your
                    professional on the      account number on the
                    New Account              check.
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust
                    Kansas City
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    ------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to:
                    Shareholder
                    A/C #-----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368


 34      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.



                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    FINANCIAL CONSULTANT     your financial consultant who may
                                                                                             charge for their services in
                                                                                             connection with your redemption
                                                                                             request, but neither the Fund nor the
                                                                                             Distributor imposes any such charge.



                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-9368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.



                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call the Shareholder
                                                                                             Services Representative at (800)
                                                                                             992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       35

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The ING Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange Class Q shares for Class Q shares of any other ING Fund that offers Class Q shares.

The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's share will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.


In addition to the Funds available in this prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this prospectus. Investors may obtain a copy of


 36      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.


You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.


SYSTEMATIC EXCHANGE PRIVILEGE

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end ING Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS


Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.


PRIVACY POLICY


The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       37

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly, ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.


As of June 30, 2002, ING managed over     billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


                                                      MANAGEMENT
FUND                                                     FEE
Biotechnology(1)                                             %
Growth + Value
Growth Opportunities
LargeCap Growth
MidCap Opportunities
SmallCap Opportunities
Research Enhanced Index
Large Company Value
MagnaCap
MidCap Value
SmallCap Value
Convertible
Equity and Income
Real Estate



(1) As described more fully in the section "Sub-Advisers -- Biotechnology Fund," the Biotechnology Fund has agreed to pay a performance based advisory fee (Fulcrum Fee), so that if the Fund's performance is greater than the NASDAQ Biotechnology Index (Index) the management fee is higher and if it is less than the Index, the management fee is lowered. The management fee may increase or decrease by 0.50% based on the Fund's investment performance.


ING DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

GROWTH OPPORTUNITIES FUND
LARGECAP GROWTH FUND

MIDCAP OPPORTUNITIES FUND



The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, the LargeCap Growth Fund, and the MidCap Opportunities Fund:



Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of Growth Opportunities Fund since November 1998, LargeCap Growth Fund since October 1, 2000, and MidCap Opportunities Fund since the Fund was formed in August 1998. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.



Jeffrey Bernstein, Senior Vice President of ING, has served as a Senior Portfolio Manager of Growth Opportunities Fund since November 1998, MidCap Opportunities Fund since the Fund was formed in August 1998, and Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.



SMALLCAP OPPORTUNITIES FUND



Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998.


LARGE COMPANY VALUE FUND

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING, has served as Portfolio Manager of Large Company Value Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December
2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

MAGNACAP FUND


Thomas Jackson, whose background is described above, has served as Portfolio Manager of MagnaCap Fund since June 2001.



 38      Management of the Funds

ADVISER                                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

EQUITY AND INCOME FUND

The following individuals share responsibility for the day-to-day management of the Equity and Income Fund:

Thomas Jackson, whose background is described above, has served as Portfolio Manager of the equity portion of Equity and Income Fund since June 2001.

Robert K. Kinsey, Vice President of ING, has served as a Portfolio Manager of the portion of Equity and Income Fund's assets that are invested in fixed-income assets, other than high yield securities, since May 24, 1999. Prior to joining ING Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Edwin Schriver, Senior Vice President of ING, has served as Senior Portfolio Manager of the high yield portion of the Equity and Income Fund's fixed-income assets since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was president of an SEC registered investment adviser and held various senior portfolio management positions.

CONVERTIBLE FUND


The following individuals share responsibility for the day-to-day management of the Convertible Fund:



Edwin Schriver, Senior Vice President of ING, has served as Portfolio Manager of Convertible Fund since April 2002. Mr. Schriver has served as Senior Vice President and Portfolio Manager of ING since October 2000. Prior to joining ING, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation from 1998 to 1999. From 1996 to 1997, Mr. Schriver was the President of Cresent City Research, an investment research and software firm. Prior to 1996, Mr. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions with insurance companies, pension funds, trust accounts, and savings and loans managing high grade and high yield bond, equity, convertible, and risk arbitrage portfolios.



Andy Mitchell, Vice President of ING, has served as Co-Portfolio Manager of Convertible Fund since April 2002. Mr. Mitchell has served as Vice President and Portfolio Manager of ING since July 2000. Prior to joining ING in 2000, Mr. Mitchell was a Senior Credit Analyst with Katonah Capital and from March 1998 to March 2000, Mr. Mitchell was a Vice President and Senior High Yield Analyst at Merrill Lynch Asset Management. From March 1994 to March 1998, Mr. Mitchell was Assistant Vice President and Senior High Yield Analyst at Schroder Capital Management.



Anuradha Sahai, Vice President of ING, has served as a member of the portfolio management team that manages Convertible Fund since April 2002. Ms. Sahai has held several analyst positions with ING since 1997. Prior to joining ING, Ms. Sahai was an Auditor with GE where she assisted in the integration of insurance company acquisitions from 1996 to 1997. Prior to 1996, Ms. Sahai served as a research analyst in Hong Kong and India with a London-based institutional brokerage firm.



Dr. Michael Matusewicz has served as a member of the portfolio management team that manages Convertible Fund since April 2002. Prior to joining ING in February 2002, Dr. Matusewicz served as a consulting scientist for Ingenuity Systems, Inc., a scientific knowledge management company from February 2001 to November 2001. Dr. Matusewicz was a consulting Senior Policy Analyst for the Office of Occupational Safety and Health Policy, U.S. Department of Energy, from 1998 to 1999. From 1996 to 1998, Dr. Matusewicz was in sales. From 1991 to 1996, Dr. Matusewicz was a consulting Project Manager for the Safety, Health and Environmental Management Division, U.S. Environmental Protection Agency.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       39

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

SUB-ADVISERS


For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful appreciation of a consistent well defined, long-term investment approach over a period of several market cycles.


RESEARCH ENHANCED INDEX FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2001, Aeltus managed over $41.8 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the ING Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan served as an analyst in Aeltus' fixed income group specializing in corporate securities since 1994.

Mr. Cote, has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has served as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

GROWTH + VALUE FUND

NAVELLIER FUND MANAGEMENT, INC.

A registered investment adviser, Navellier Fund Management, Inc. (Navellier) serves as Sub-Adviser to the Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $4.4 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.


BIOTECHNOLOGY FUND



AW ADVISORS, LLC



ING has engaged AW Advisors, LLC, a Delaware limited liability company (AW Advisors), to serve as the investment sub-adviser to the Fund. Organized in 2001, AW Advisors is registered as an investment adviser with the SEC. As of June 30, 2002, AW Advisors had $ million in assets under management.



The following individuals share responsibility for the day-to-day management of the Fund:



Mr. Harrichand Persaud, with 18 years investment experience, is a Managing Director of AW Advisors. In 1994, Mr. Persaud joined the Bear Stearns International Equity Group where he implemented a portfolio of quantitative trading strategies in Europe and the Far East. Mr. Persaud also represented Bear Stearns in a joint venture with Deutsche Bank in the development of the CountryBasket Exchange Traded Fund Project. In 1997, Mr. Persaud left Bear Stearns to become an independent adviser to hedge funds and portfolio managers on the implementation of quantitative investment strategies in both domestic and international markets. From December 2000 to October 2001, Mr. Persaud was a portfolio manager of the Far Eastern Fund with Acqua Wellington Asset Management, LLC. In October 2001, Mr. Persaud left Acqua Wellington to join AW Advisors.



Mr. Gerald Gaffney, with 18 years, investment experience, is the Director of Analytics at AW Advisors. Mr. Gaffney has over 16 years of experience in the capital markets, during which he managed U.S. and international proprietary equity portfolios for firms ranging from boutique investment firms to Bear Stearns. Before joining AW Advisors, Mr. Gaffney acted as an investment manager of a proprietary U.S. risk arbitrage portfolio at Carlin Financial Group, a boutique investment firm from 1998 to 2000. Mr. Gaffney managed a proprietary interest rate arbitrage strategy at ETG, LLC from 1996 to 1998. At Bear Stearns, where he was Vice President in the Options department from April 1994 to October 1996, Mr. Gaffney co-managed a market-neutral portfolio of hedged Japanese convertible bonds, warrants, and derivatives. The portfolio ranged in value from approximately $200 to $600 million. Mr. Gaffney joined AW Advisors in July 2001.



The Fund has agreed to pay a performance-based advisory fee so that if the Fund's performance is greater than that of the Index, the advisory fee is higher, and if it is less than that of the Index, the advisory fee is lower. The management fee may increase or decrease by up to 0.50% based on the Fund's investment performance.



The Fund's performance-based fee is made up of two components: a base advisory fee of 1.25% of the Fund's average daily net assets and a performance adjustment. The Fund will begin to pay the performance adjustment starting in its thirteenth month of operations. For the first twelve months of operations, the Fund will pay only the base advisory fee of 1.25%. Under the Fund's Advisory Agreement, the Fund will pay the entire advisory fee to ING.



 40      Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


ING will retain a fixed amount of 0.625% of the base advisory fee and will, in turn, pay the remainder of the base advisory fee (0.625%), as adjusted by the performance adjustment, to AW Advisors. If the performance of Class A shares of the Fund is up to 2 percentage points higher or lower than the performance of the Index, there is no performance adjustment. If the performance of Class A shares exceeds the performance of the Index by more than 2 percentage points, the sub-advisory fee can increase by up to 0.50% and if the performance of Class A shares lags behind the performance of the Index by more than 2 percentage points, the sub-advisory fee could decrease by up to 0.50% as shown on the following schedule:



   ANNUAL % POINT DIFFERENCE     ANNUAL BASE                               ANNUAL
            BETWEEN              ADVISORY FEE  PERFORMANCE ADJUSTMENT  TOTAL ADVISORY
       CLASS A SHARES OF          (AS A % OF   PAYABLE TO AW ADVISORS  FEE (AS A % OF
    ING BIOTECHNOLOGY FUND       AVERAGE NET     (AS A % OF AVERAGE     AVERAGE NET
AND NASDAQ BIOTECHNOLOGY INDEX*    ASSETS)          NET ASSETS)           ASSETS)
-------------------------------  ------------  ----------------------  --------------
        5.01 or better              1.25%              0.500%              1.750%
         4.01 to 5.00               1.25%              0.375%              1.625%
         3.01 to 4.00               1.25%              0.250%              1.500%
         2.01 to 3.00               1.25%              0.125%              1.375%
         2.00 to -2.00              1.25%              0.000%              1.250%
        -2.01 to -3.00              1.25%             -0.125%              1.125%
        -3.01 to -4.01              1.25%             -0.250%              1.000%
        -4.01 to -5.00              1.25%             -0.375%              0.875%
        -5.00 or worse              1.25%             -0.500%              0.750%


------------------

* Measured over the performance period which, beginning twelve months after the Fund has commenced operations, will be a rolling 12 month period ending with the most recent calendar month. Since the performance adjustment is based on the comparative performance of Class A shares against the Index, the controlling factor is not whether the performance of the Class A shares is up or down, but whether that performance is up or down more than or less than that of the Index. In addition, the relative performance of the Measuring Class A shares against the Index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.



PERFORMANCE OF A SIMILAR BIOTECHNOLOGY ACCOUNT MANAGED BY AW ADVISORS



The table below is designed to show you how a similar separate account managed by AW Advisors has performed over various periods in the past.



The AW Advisors Biotechnology Separate Account is a separate account managed by AW Advisors for ING Investments. The AW Advisors Biotechnology Separate Account is the sole, fee paying, discretionary account managed by AW Advisors that has investment objectives, policies and strategies that are substantially similar to the Biotechnology Fund.



The table below shows the returns for the AW Advisors Biotechnology Separate Account compared with the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the NASDAQ Biotechnology Index for each month from the inception of the AW Biotechnology Separate Account through August 31, 2002. The returns of the AW Advisors Biotechnology Separate Account reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the S&P 500 Index assume all dividends and distributions have been reinvested. The returns of the NASDAQ Biotechnology Index assume no reinvestment of cash dividends with distributions (including stock splits and stock dividends) accounted for in order to maintain the current market value of the respective issuer on the distribution date.



This information is designed to demonstrate the historical track record of AW Advisors. It does not indicate how the Biotechnology Fund has performed or will perform in the future. Past performance is not a guarantee of future results.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       41

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------


                             MONTHLY TOTAL RETURNS


                   (FROM INCEPTION THROUGH JANUARY 31, 2002)



                             AW ADVISORS
                            BIOTECHNOLOGY    S&P       NASDAQ
                              SEPARATE       500    BIOTECHNOLOGY
                               ACCOUNT      INDEX       INDEX
                            -------------   ------  -------------
September 2001*                -12.10%      -7.94%     -15.30%
October 2001                    17.41%       1.91%      16.29%
November 2001                    7.17%       7.67%       9.55%
December 2001                   -0.99%       0.88%      -3.96%
January 2002                   -12.42%      -1.46%     -14.17%
February 2002
March 2002
April 2002
May 2002
June 2002
July 2002
August 2002


------------------

* The AW Advisors Biotechnology Separate Account commenced operations on September 5, 2001. The September 2001 returns for the AW Advisors Biotechnology Separate Account, the S&P 500 Index and the NASDAQ Biotechnology Index are calculated from September 5, 2001 through September 30, 2001.



The net annual returns for the AW Advisors Biotechnology Separate Account were calculated on a total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The AW Advisors Biotechnology Separate Account does not pay the same expenses that mutual funds pay and is not subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 (1940 Act) or Subchapter M of the Internal Revenue Code. Returns would have been lower if the AW Advisors Biotechnology Separate Account had been subject to these expenses and regulations.



The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



The NASDAQ Biotechnology Index contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease, which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology.



MIDCAP VALUE FUND AND SMALLCAP VALUE FUND



BRANDES INVESTMENTS PARTNERS, L.P.



Founded in 1974, Brandes Investment Partners, L.P. (Brandes) is an investment advisory firm currently with 56 investment professionals who managed $ billion in assets as of August 31, 2002. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.



Brandes is the investment sub-adviser to ING MidCap Value Fund and ING SmallCap Value Fund. Brandes Large Cap, Mid Cap and Small Cap Investment Committees, respectively, are responsible for making the day-to-day investment decisions for each Fund.



Brandes uses a value-oriented approach in managing equity investments, seeking to build wealth by buying high quality, undervalued stocks.



PERFORMANCE OF SIMILAR MID CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES



The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.



The Brandes U.S. Value Mid Cap Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Value Mid Cap accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the MidCap Value Fund.



The table below shows the returns for the Brandes U.S. Value Mid Cap Equity Composite compared with the Russell MidCap Index and the Russell MidCap Value Index for the periods ending December 31, 2001 and December 31 of prior years. The returns of the Brandes U.S. Value Mid Cap Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell MidCap Index and the Russell MidCap Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the MidCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.



 42      Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2001)



                          BRANDES
                         U.S. VALUE       RUSSELL        RUSSELL
                       MID CAP EQUITY   MIDCAP INDEX   MIDCAP VALUE
                        COMPOSITE(%)        (%)          INDEX(%)
                       --------------   ------------   ------------
One Year                   24.04%          -5.62%          2.33%
Three Years                16.00%           6.50%          6.80%
Since Inception
  (9/30/97)                14.89%          13.90%         13.74%



                              ANNUAL TOTAL RETURNS


                              (AS OF DECEMBER 31)



                          BRANDES
                         U.S. VALUE       RUSSELL        RUSSELL
                       MID CAP EQUITY   MIDCAP INDEX   MIDCAP VALUE
                        COMPOSITE(%)        (%)          INDEX(%)
                       --------------   ------------   ------------
2001                       24.04%          -5.62%          2.33%
2000                       25.72%           8.25%         19.18%
1999                        0.11%          18.23%         -0.11%
1998                       11.62%          10.10%          5.08%
1997                       -2.08%           1.11%          4.07%



The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.



The net annual returns for the Brandes U.S. Value Mid Cap Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Value Mid Cap Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.



The Russell MidCap Index is an unmanaged index that measures the 800 smallest companies out of the 1,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflects fees, brokerage commissions and other expenses of investing.



The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



PERFORMANCE OF SIMILAR SMALL CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES



The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.



The Brandes U.S. Small Cap Value Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Small Cap Value accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objective, policies and strategies that are substantially similar to the SmallCap Value Fund.



The table below shows the returns for the Brandes U.S. Small Cap Value Equity Composite compared with the Russell 2000 Index and the Russell 2000 Value Index for the periods ending December 31, 2001 and December 31 of prior years. The returns of the Brandes U.S. Small Cap Value Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell 2000 Index and the Russell 2000 Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the SmallCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2001)



                              BRANDES           RUSSELL     RUSSELL 2000
                       U.S. SMALL CAP EQUITY   2000 INDEX   VALUE INDEX
                           COMPOSITE(%)           (%)           (%)
                       ---------------------   ----------   ------------
One Year                       35.71%             2.49%        14.03%
Three Years                    14.05%             6.42%        11.33%
Since Inception
  (9/30/97)                     7.44%            10.43%        12.50%



                              ANNUAL TOTAL RETURNS


                              (AS OF DECEMBER 31)



                              BRANDES           RUSSELL     RUSSELL 2000
                       U.S. SMALL CAP EQUITY   2000 INDEX   VALUE INDEX
                           COMPOSITE(%)           (%)           (%)
                       ---------------------   ----------   ------------
2001                           35.71%             2.49%        14.03%
2000                           14.37%            -3.02%        22.83%
1999                           -4.41%            21.26%        -1.49%
1998                          -10.19%            -2.55%        -6.45%
1997                           -0.68%            -3.35%         1.68%





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       43

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------


The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.



The net annual returns for the Brandes U.S. Small Cap Value Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Small Cap Value Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.



The Russell 2000 Index is an unmanaged index that measures the 2000 smallest companies out of the 3,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflects fees, brokerage commissions and other expenses of investing.



The Russell 2000 Value Index is an unmanaged index that measures the Russell 2000 companies with lower price-to-book ratios and lower forecasting growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



 44      Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


ANNUALLY(1)        SEMI-ANNUALLY(1)   QUARTERLY(2)
-----------        ----------------   ------------
Biotechnology      Large Company      Convertible
Growth + Value       Value            Equity and
Growth             MagnaCap           Income
  Opportunities                       Real Estate
LargeCap Growth
MidCap
  Opportunities
MidCap Value
SmallCap
  Opportunities
SmallCap Value
Research Enhanced
  Index


(1) Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist, on an annual basis, of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another ING Fund which offers Class Q shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information (SAI) for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       45

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS


INVESTMENTS IN FOREIGN SECURITIES (BIOTECHNOLOGY, LARGE COMPANY VALUE, MAGNACAP, AND EQUITY AND INCOME FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.



Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.


INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT LARGECAP GROWTH, RESEARCH ENHANCED INDEX AND MAGNACAP FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES (CONVERTIBLE AND EQUITY AND INCOME FUNDS). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.


CORPORATE DEBT SECURITIES (BIOTECHNOLOGY, LARGE COMPANY VALUE, MAGNACAP, CONVERTIBLE AND EQUITY AND INCOME FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5


 46      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


CONVERTIBLE SECURITIES (BIOTECHNOLOGY, GROWTH + VALUE, LARGE COMPANY VALUE, MAGNACAP, CONVERTIBLE AND EQUITY AND INCOME FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


OTHER INVESTMENT COMPANIES (EQUITY AND INCOME FUND). The Fund may invest up to 10% of its assets in other investment companies. When the a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

INTERESTS IN LOANS (EQUITY AND INCOME FUND). The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.


DERIVATIVES (BIOTECHNOLOGY, RESEARCH ENHANCED INDEX, LARGE COMPANY VALUE AND EQUITY AND INCOME FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT LARGECAP GROWTH, RESEARCH ENHANCED INDEX AND MAGNACAP FUNDS). The Funds may invest in small and mid- capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

PORTFOLIO TURNOVER. Each Fund (EXCEPT MAGNACAP FUND) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.


LENDING PORTFOLIO SECURITIES (BIOTECHNOLOGY, LARGECAP GROWTH AND CONVERTIBLE FUNDS). In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 30% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


CONCENTRATION (BIOTECHNOLOGY FUND AND REAL ESTATE FUND). The Fund concentrates (for purposes of the 1940 Act) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, a Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.



NON-DIVERSIFIED INVESTMENT COMPANY (REAL ESTATE FUND). The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 as amended (1940 Act), which means that the Fund is not limited by the 1940 Act on the proportion of its assets that it





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       47

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


may invest in the obligations of a single issuer. The investment of a larger percentage of the Fund's assets in a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.


OTHER RISKS

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Certain Funds may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES. Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.


 48      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. Due to Class Q being recently offered, Financial Highlights are not included for Real Estate Fund.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       49

ING BIOTECHNOLOGY FUND                                      FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the period ended May 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                         PERIOD ENDED
                                                                           MAY 31,
                                                                           2002(1)
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $
 Income (loss) from investment operations:
 Net investment loss                                           $
 Net realized and unrealized loss on investments               $
 Total from investment operations                              $
 Net asset value, end of period                                $
 TOTAL RETURN(2):                                              %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $
 Ratios to average net assets:
 Net expenses after reimbursement(3)(4)                        %
 Gross expenses prior to expense reimbursement(3)              %
 Net investment loss after expense reimbursement(3)(4)         %
 Portfolio turnover rate                                       %


--------------------------------------------------------------------------------


(1) The fund commenced operations on March 7, 2002.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.


(3) Annualized for periods less than one year.


(4) The investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.



 50      ING Biotechnology Fund

FINANCIAL HIGHLIGHTS                                     ING GROWTH + VALUE FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002 and seven months ended May 31, 2001, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors.



                                                                          YEAR          SEVEN MONTHS          PERIOD
                                                                          ENDED            ENDED               ENDED
                                                                         MAY 31,          MAY 31,           OCTOBER 31,
                                                                          2002            2001(1)             2000(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                            24.90              26.73
 Income from investment operations:
 Net investment loss                                           $                            -0.18              -0.05
 Net realized and unrealized loss on investments               $                            -8.62              -1.78
 Total from investment operations                              $                            -8.80              -1.83
 Less distributions from:
 Net realized gain on investments                              $                             2.16                 --
 Tax return of capital                                         $                             0.06                 --
 Total distributions                                           $                             2.22                 --
 Net asset value, end of period                                $                            13.88              24.90
 TOTAL RETURN(3):                                              %                           -38.00              -6.85
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                              454              1,346
 Ratios to average net assets:
 Expenses(4)                                                   %                             1.69               1.53
 Net investment loss(4)                                        %                            -1.43              -1.19
 Portfolio turnover rate                                       %                               95                163


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Class Q commenced offering of shares on June 5, 2000.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING Growth + Value Fund       51

ING GROWTH OPPORTUNITIES FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                          YEAR          FIVE MONTHS           PERIOD
                                                                          ENDED            ENDED              ENDED
                                                                         MAY 31,          MAY 31,          DECEMBER 31,
                                                                          2002            2001(1)            2000(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                           25.48               32.58
 Income from investment operations:
 Net investment income (loss)                                  $                           -0.10               -0.15
 Net realized and unrealized gain (loss) on investments        $                           -6.68               -5.46
 Total from investment operations                              $                           -6.78               -5.61
 Less distributions from:
 Net realized gain on investments                              $                              --                1.49
 Total distributions                                           $                              --                1.49
 Net asset value, end of period                                $                           18.70               25.48
 TOTAL RETURN(3):                                              %                          -26.61              -17.55
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                           7,947              10,274
 Ratios to average net assets:
 Expenses(4)                                                   %                            1.56                1.41
 Net investment loss(4)                                        %                           -1.17               -0.81
 Portfolio turnover rate                                       %                             217                 326


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Class Q commenced offering of shares on June 1, 2000.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than a year.

 52      ING Growth Opportunities Fund

FINANCIAL HIGHLIGHTS                                    ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.



                                                    YEAR      ELEVEN MONTHS      YEAR      THREE MONTHS      YEAR        PERIOD
                                                    ENDED         ENDED         ENDED         ENDED          ENDED        ENDED
                                                   MAY 31,       MAY 31,       JUNE 30,      JUNE 30,      MARCH 31,    MARCH 31,
                                                    2002         2001(1)         2000        1999(2)         1999        1998(3)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $                    43.71          28.43        25.24          15.66        12.50
 Income from investment operations:
 Net investment loss                         $                    -0.17          -0.20        -0.03          -0.02        -0.01
 Net realized and unrealized gain (loss)
 on investments                              $                   -18.26          15.86         3.22           9.87         3.26
 Total from investment operations            $                   -18.43          15.66         3.19           9.85         3.25
 Less distributions from:
 Net investment income                       $                       --             --           --             --         0.01
 Net realized gain on investments            $                     0.47           0.38           --           0.27         0.08
 Total distributions                         $                     0.47           0.38           --           0.27         0.09
 Net asset value, end of period              $                    24.81          43.71        28.43          25.24        15.66
 TOTAL RETURN(4):                            %                   -42.50          55.57        12.64          63.76        62.47
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period ($000's)          $                   12,534         24,838        6,044          4,908          799
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/(recoupment)(5)(6)            %                     1.19           1.26         1.23           1.26         1.25
 Gross expenses prior to expense
 reimbursement/(recoupment)(5)               %                     1.19           1.26         1.25           1.91        10.45
 Net investment loss after expense
 reimbursement/(recoupment)(5)(6)            %                    -0.50          -0.77        -0.36          -0.28        -0.62
 Portfolio turnover rate                     %                      331            139           27            253          306


--------------------------------------------------------------------------------

(1) Effective October 1, 2000, ING Investments, LLC assumed responsibility for the day-to-day management of the Fund and the Fund changed its fiscal year end to May 31.

(2) Effective May 24, 1999, ING Investments, LLC became the Adviser of the Fund; concurrently, Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.

(3) The Fund commenced operations on July 21, 1997.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(5) Annualized for periods less than one year.

(6) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING LargeCap Growth Fund       53

ING MIDCAP OPPORTUNITIES FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements which have been audited by KPMG LLP, independent auditors.



                                                                          YEAR          FIVE MONTHS           PERIOD
                                                                          ENDED            ENDED              ENDED
                                                                         MAY 31,          MAY 31,          DECEMBER 31,
                                                                          2002            2001(1)            2000(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                           19.16               22.57
 Income from investment operations:
 Net investment loss                                           $                           -0.08               -0.06
 Net realized and unrealized gain (loss) on investments        $                           -4.45               -1.17
 Total from investment operations                              $                           -4.53               -1.23
 Less distributions from:
 Net realized gain on investments                              $                              --                2.18
 Total distributions                                           $                              --                2.18
 Net asset value, end of period                                $                           14.63               19.16
 TOTAL RETURN(3):                                              %                          -23.64               -5.86
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                              $                           3,071               3,264
 Ratios to average net assets:
 Expenses(4)                                                   %                            1.82                1.61
 Net investment loss(4)                                        %                           -1.28               -0.91
 Portfolio turnover rate                                       %                             182                 188


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Class Q commenced offering of shares on April 4, 2000.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

 54      ING MidCap Opportunities Fund

FINANCIAL HIGHLIGHTS                             ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                          YEAR          FIVE MONTHS           PERIOD
                                                                          ENDED            ENDED              ENDED
                                                                         MAY 31,          MAY 31,          DECEMBER 31,
                                                                          2002            2001(1)            2000(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                           47.20              60.86
 Income from investment operations:
 Net investment loss                                           $                           -0.20              -0.27
 Net realized and unrealized gain (loss) on investments        $                           -8.19              -4.49
 Total from investment operations                              $                           -8.39              -4.76
 Less distributions from:
 Net realized gain on investments                              $                              --               8.90
 Total distributions                                           $                              --               8.90
 Net asset value, end of period                                $                           38.81              47.20
 TOTAL RETURN(3):                                              %                          -17.78              -8.29
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                           2,832              2,545
 Ratios to average net assets:
 Expenses(4)                                                   %                            1.56               1.40
 Net investment loss                                           %                           -1.28              -1.10
 Portfolio turnover rate                                       %                             104                134


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.
(2) Class Q commenced offering of shares on April 4, 2000.

(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING SmallCap Opportunities Fund       55

ING RESEARCH ENHANCED INDEX FUND                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the seven months ended May 31, 2001, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors.



                                                                          YEAR          SEVEN MONTHS
                                                                          ENDED            ENDED            PERIOD ENDED
                                                                         MAY 31,          MAY 31,            OCTOBER 31,
                                                                         2002(1)          2001(2)              2000(3)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                            11.17               11.98
 Income from investment operations:
 Net investment income                                         $                               --                  --
 Net realized and unrealized gain (loss) on investments        $                            -1.32               -0.81
 Total from investment operations                              $                            -1.32               -0.81
 Net asset value, end of period                                $                             9.85               11.17
 TOTAL RETURN(4):                                              %                           -11.82               -6.76
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                              456                 273
 Ratios to average net assets:
 Expenses(5)                                                                                 1.29                1.32
 Net investment income (loss)(5)                               %                             0.03               -0.05
 Portfolio turnover rate                                       %                               26                  57


--------------------------------------------------------------------------------

(1) Effective August 1, 2001, Aeltus Investment Management, Inc. began serving as Sub-Adviser to the Fund. Prior to that date, a different firm served as Sub-Adviser.
(2) The Fund changed its fiscal year end to May 31.
(3) Class Q commenced offering of shares on April 4, 2000.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(5) Annualized for periods less than one year.

 56      ING Research Enhanced Index Fund

FINANCIAL HIGHLIGHTS                                ING LARGE COMPANY VALUE FUND

--------------------------------------------------------------------------------


For the year ended May 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                         YEAR ENDED
                                                                          MAY 31,
                                                                           2002()
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $
 Income (loss) from investment operations:
 Net investment income (loss)                                  $
 Net realized and unrealized gain (loss) on investments        $
 Total from investment operations                              $
 Less distributions from:
 Net investment income                                         $
 Net realized gains from investments                           $
 Total distributions                                           $
 Net asset value, end of period                                $
 TOTAL RETURN(2)                                               %
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $
 Ratios to average net assets:
 Expenses(3)                                                   %
 Net investment income (loss)(3)                               %
 Portfolio turnover rate                                       %


--------------------------------------------------------------------------------


(1) Commencement of offerings of shares.



(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.



(3) Annualized for periods less than one year.



 * Amount represents less than $0.01 per share.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       57

ING MAGNACAP FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                          YEAR          ELEVEN MONTHS         PERIOD
                                                                          ENDED             ENDED             ENDED
                                                                         MAY 31,           MAY 31,           JUNE 30,
                                                                          2002             2001(1)           2000(2)
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                            15.84             16.26
 Income from investment operations:
 Net investment income                                         $                             0.07              0.05
 Net realized and unrealized loss on investments               $                            -0.38             -0.47
 Total from investment operations                              $                            -0.31             -0.42
 Less distributions from:
 Net investment income                                         $                             0.10                --
 Net realized gain on investments                              $                             1.88                --
 Total distributions                                           $                             1.98                --
 Net asset value, end of period                                $                            13.55             15.84
 TOTAL RETURN(3):                                              %                            -2.60             -2.58
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                           11,184             9,928
 Ratios to average net assets:
 Expenses(4)                                                   %                             1.11              1.24
 Net investment income(4)                                      %                             0.53              0.46
 Portfolio turnover rate                                       %                               92                26


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.
(2) Class Q commenced offering of shares on November 19, 1999.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

 58      ING MagnaCap Fund

FINANCIAL HIGHLIGHTS                                       ING MIDCAP VALUE FUND

--------------------------------------------------------------------------------


For the period ended May 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                         PERIOD ENDED
                                                                           MAY 31,
                                                                           2002(1)
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $
 Income (loss) from investment operations:
 Net investment income (loss)                                  $
 Net realized and unrealized gain on investments               $
 Total from investment operations                              $
 Net asset value, end of period                                $
 TOTAL RETURN(2):                                              %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $
 Ratios to average net assets:
 Net expenses after reimbursement(3)(4)                        %
 Gross expenses prior to expense reimbursement(3)              %
 Net investment income (loss) after expense
 reimbursement(3)(4)                                           %
 Portfolio turnover rate                                       %


--------------------------------------------------------------------------------


(1) The fund commenced operations on February 1, 2002.



(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(3) Annualized for periods less than one year.



(4) The investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.



 * Amount represents less than $0.01 per share.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING MidCap Value Fund       59

ING SMALLCAP VALUE FUND                                     FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the period ended May 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                         PERIOD ENDED
                                                                           MAY 31,
                                                                           2002(1)
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $
 Income (loss) from investment operations:
 Net investment loss                                           $
 Net realized and unrealized gain on investments               $
 Total from investment operations                              $
 Net asset value, end of period                                $
 TOTAL RETURN(2):                                              %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $
 Ratios to average net assets:
 Net expenses after reimbursement(3)(4)                        %
 Gross expenses prior to expense reimbursement(3)              %
 Net investment loss after expense reimbursement(3)(4)         %
 Portfolio turnover rate                                       %


--------------------------------------------------------------------------------


(1) The fund commenced operations on February 1, 2002.



(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.



(3) Annualized for periods less than one year.



(4) The investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.



 60      ING SmallCap Value Fund

FINANCIAL HIGHLIGHTS                                        ING CONVERTIBLE FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.



                                                                       ELEVEN                  THREE
                                                             YEAR      MONTHS       YEAR       MONTHS
                                                             ENDED      ENDED      ENDED       ENDED       YEAR ENDED MARCH 31,
                                                            MAY 31,    MAY 31,    JUNE 30,    JUNE 30,    -----------------------
                                                             2002      2001(1)      2000      1999(2)     1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $                 26.85       22.51       21.22     18.47    15.19    13.72
 Income from investment operations:
 Net investment income                                $                  0.59        0.44        0.09      0.43     0.48     0.42
 Net realized and unrealized gain (loss) on
 investments                                          $                 -4.84        7.82        1.31      3.09     4.19     1.50
 Total from investment operations                     $                 -4.25        8.26        1.40      3.52     4.67     1.92
 Less distributions from:
 Net investment income                                $                  0.53        0.35        0.11      0.46     0.48     0.42
 Net realized gain on investments                     $                  4.70        3.57          --      0.31     0.91     0.03
 Total distributions                                  $                  5.23        3.92        0.11      0.77     1.39     0.45
 Net asset value, end of period                       $                 17.37       26.85       22.51     21.22    18.47    15.19
 TOTAL RETURN(3):                                     %                -17.50       40.36        6.62     19.66    31.54    14.13
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $                29,629      56,165      17,537     8,741    7,080    4,599
 Ratio to average net assets:
 Net expenses after expense
 reimbursement/recoupment(4)(5)                       %                  1.15        1.25        1.23      1.23     1.22     1.25
 Gross expenses prior to expense
 reimbursement/recoupment(4)                          %                  1.14        1.25        1.23      1.35     2.35     2.90
 Net investment income after expense
 reimbursement/recoupment(4)(5)                       %                  2.47        1.88        2.04      2.37     5.99     3.29
 Portfolio turnover rate                              %                   145         129          28       138      160      167


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Effective May 24, 1999, ING Investments, LLC became the Adviser of the Fund and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Convertible Fund       61

ING EQUITY AND INCOME FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the eleven months ended May 31, 2001, the year ended June 30, 2000 and the three months ended June 30, 1999, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to June 30, 1999, the financial information was audited by other independent auditors.



                                                                      ELEVEN                  THREE
                                                            YEAR      MONTHS       YEAR       MONTHS
                                                            ENDED      ENDED      ENDED       ENDED        YEAR ENDED MARCH 31,
                                                           MAY 31,    MAY 31,    JUNE 30,    JUNE 30,    ------------------------
                                                            2002      2001(1)      2000      1999(2)     1999     1998      1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $                 14.94       19.04       18.85     18.48    13.42     12.69
 Income from investment operations:
 Net investment income                               $                  0.44        0.54        0.11      0.44     0.30      0.24
 Net realized and unrealized gain (loss) on
 investments                                         $                 -0.54       -0.57        0.16      2.50     5.07      0.73
 Total from investment operations                    $                 -0.10       -0.03        0.27      2.94     5.37      0.97
 Less distributions from:
 Net investment income                               $                  0.47        0.40        0.08      0.50     0.31      0.24
 Net realized gains on investments                   $                  1.14        3.67          --      2.07       --        --
 Total distributions                                 $                  1.61        4.07        0.08      2.57     0.31      0.24
 Net asset value, end of period                      $                 13.23       14.94       19.04     18.85    18.48     13.42
 TOTAL RETURN(3):                                    %                 -0.70       -0.60        1.44     17.49    40.21      7.60
RATIO/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $                   373         230         190       176      166        73
 Ratio to average net assets:
 Net expenses after expense reimbursement(4)(5)      %                  1.25        1.30        1.25      1.25     1.26      1.26
 Gross expenses prior to expense reimbursement(4)    %                  1.46        1.51        1.51      1.63    11.28    126.75
 Net investment income after expense
 reimbursement(4)(5)                                 %                  3.61        3.36        2.30      2.41     4.09      2.15
 Portfolio turnover rate                             %                    76         173          63       165      260       213


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Effective May 24, 1999, ING Investments, LLC became the Adviser of the Fund and the Fund changed its year end to June 30.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

 62      ING Equity and Income Fund

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers Class Q shares of the funds listed below. Before investing in a fund, shareholders should carefully review the fund's Prospectus. Investors may obtain a copy of a Prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.



GLOBAL/INTERNATIONAL EQUITY

  ING Emerging Countries Fund
  ING Global Real Estate Fund
  ING International Fund

  ING International SmallCap Growth Fund

  ING International Value Fund
  ING Worldwide Growth Fund

FIXED INCOME
  ING GNMA Income Fund

  ING High Yield Opportunity Fund

  ING Strategic Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:


ING Equity Trust                     811-8817
ING Biotechnology Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Research Enhanced Index Fund
ING Large Company Value Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Convertible Fund
ING Equity and Income Fund
ING Real Estate Fund
ING Investment Funds, Inc.           811-1939
  ING MagnaCap Fund
ING Mayflower Trust                  811-7978
  ING Growth & Value Fund


   [ING FUNDS LOGO]                      USEQPROS030102-030102

       PROSPECTUS
(PHOTO OF ABACUS)

       September 30, 2002

       Class I

                                                 INTERNATIONAL EQUITY FUNDS
                                                 ING International Fund
                                                 ING International Value Fund



                                                 GLOBAL EQUITY FUND
                                                 ING Global Technology Fund

                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth Opportunities Fund
                                                 ING LargeCap Growth Fund
                                                 ING MidCap Opportunities Fund
                                                 ING SmallCap Opportunities Fund
                                                 ING Research Enhanced Index
                                                 Fund

                                                 DOMESTIC EQUITY VALUE FUNDS
                                                 ING Large Company Value Fund
                                                 ING MagnaCap Fund
                                                 ING MidCap Value Fund
                                                 ING SmallCap Value Fund

                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Real Estate Fund

                                                 FIXED INCOME FUNDS
                                                 ING GNMA Income Fund
                                                 ING Intermediate Bond Fund
                                                 ING Classic Money Market Fund

       This Prospectus contains
       important information about
       investing in the ING Funds. You
       should read it carefully before
       you invest, and keep it for
       future reference. Please note
       that your investment: is not a
       bank deposit, is not insured or
       guaranteed by the Federal Deposit
       Insurance Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market fluctuations.
       There is no guarantee that the
       Funds will achieve their
       objectives. As with all mutual
       funds, the U.S. Securities and
       Exchange Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC judged
       whether the information in this
       Prospectus is accurate or
       adequate. Any representation to
       the contrary is a criminal
       offense.

                                                          [ING FUNDS LOGO]
                                             (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
          RISKS



[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



This Prospectus describes each Fund's objective, investment strategy, and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    FUNDS AT A GLANCE                                        2
    INTERNATIONAL EQUITY FUNDS
    ING International Fund                                   4
    ING International Value Fund                             6
    GLOBAL EQUITY FUND
    ING Global Technology Fund                               8
    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Opportunities Fund                           10
    ING LargeCap Growth Fund                                12
    ING MidCap Opportunities Fund                           14
    ING SmallCap Opportunities Fund                         16
    ING Research Enhanced Index Fund                        18
    DOMESTIC EQUITY VALUE FUNDS
    ING Large Company Value Fund                            20
    ING MagnaCap Fund                                       22
    ING MidCap Value Fund                                   24
    ING SmallCap Value Fund                                 26
    DOMESTIC EQUITY AND INCOME FUNDS
    ING Real Estate Fund                                    28
    FIXED INCOME FUNDS
    ING GNMA Income Fund                                    29
    ING Intermediate Bond Fund                              31
    ING Classic Money Market Fund                           33



    WHAT YOU PAY TO INVEST                                  35
    SHAREHOLDER GUIDE                                       37
    MANAGEMENT OF THE FUNDS                                 41
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      46
    MORE INFORMATION ABOUT RISKS                            47
    FINANCIAL HIGHLIGHTS                                    51
    WHERE TO GO FOR MORE INFORMATION                Back Cover

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.


                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Fund                                     Long-term growth of capital
FUNDS             Adviser: ING Investments, LLC

                  International Value Fund                               Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.

GLOBAL            Global Technology Fund                                 Long-term capital appreciation
EQUITY FUND       Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment Management Advisors
                  B.V.

DOMESTIC          Growth Opportunities Fund
EQUITY GROWTH     Adviser: ING Investments, LLC                          Long-term growth of capital
FUNDS
                  LargeCap Growth Fund                                   Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  MidCap Opportunities Fund                              Long-term capital appreciation
                  Adviser: ING Investments, LLC

                  SmallCap Opportunities Fund                            Capital appreciation
                  Adviser: ING Investments, LLC

                  Research Enhanced Index Fund                           Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

DOMESTIC          Large Company Value Fund                               Long-term capital
EQUITY VALUE      Adviser: ING Investments, LLC                          appreciation, with income as a
FUNDS                                                                    secondary objective

                  MagnaCap Fund                                          Growth of capital, with
                  Adviser: ING Investments, LLC                          dividend income as a secondary
                                                                         consideration

                  MidCap Value Fund                                      Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.

                  SmallCap Value Fund                                    Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Brandes Investment Partners, L.P.

DOMESTIC          Real Estate Fund                                       Total return
EQUITY AND        Adviser: ING Investments, LLC
INCOME FUNDS      Sub-Adviser: Clarion CRA Securities, L.P.

FIXED INCOME      GNMA Income Fund                                       High current income,
FUNDS             Adviser: ING Investments, LLC                          consistent with the
                                                                         preservation of capital and
                                                                         liquidity

                  Intermediate Bond Fund                                 High current income,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: ING Investment Management LLC             preservation of capital and
                                                                         liquidity

                  Classic Money Market Fund                              High current income,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: ING Investment Management LLC             preservation of capital and
                                                                         liquidity


 2     Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents of               Price volatility and other risks that accompany an
companies outside of the U.S.                             investment in growth-oriented foreign equities. Sensitive to currency exchange rates, international, political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.

Equity securities of issuers located in countries         Price volatility and other risks that accompany an
outside the U.S., believed to have prices below           investment in foreign equities. Sensitive to currency
their long-term value.                                    exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.

Equity securities of technology companies located         Price volatility and risks related to investments in equity
throughout the world, including the United States.        securities. Products and services of companies engaged in
                                                          the technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

Equity securities of large, medium, and small U.S.        Price volatility and other risks that accompany an
companies believed to have growth potential.              investment in growth-oriented equity securities.

Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth-oriented equity securities.

Equity securities of medium-sized U.S. companies          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          medium-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of small-sized companies believed       Price volatility and other risks that accompany an
to have growth potential.                                 investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.

Equity securities of large companies that make up         Price volatility and other risks that accompany an
the S&P 500 Index.                                        investment in equity securities.

Equity securities of large, U.S. companies believed       Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.

Equity securities that meet disciplined valuation         Price volatility and other risks that accompany an
criteria designed to identify companies capable of        investment in equity securities.
paying rising dividends have increased their
dividends over the last decade.

Equity securities of U.S. Issuers with market             Price volatility and other risks that accompany an
capitalizations between $1 billion and $5 billion         investment in equity securities.
which the Sub-Adviser believes are priced below
their long-term value.

Equity securities of U.S. Issuers with market             Price volatility and other risks that accompany an
capitalizations of $1.5 billion or less which the         investment in equity securities.
Sub-Adviser believes are priced below their
long-term value.

Common and preferred stocks of U.S. Real Estate           Price volatility and other risks that accompany an
Investment Trusts (REITS) and real estate                 investment in real estate equities and volatility due to
companies.                                                non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real
                                                          estate.

Mortgage-backed GNMA Certificates that are                Credit, interest rate, prepayment and other risks that
guaranteed as to the timely payment of principal          accompany an investment in government bonds and
and interest by the U.S. Government.                      mortgage-related investments. Generally has less credit risk than other income funds.

Investment grade debt securities with a minimum           Credit, interest rate, prepayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit during economic downturns.
ranging between three and ten years.

High quality, U.S. dollar-denominated short-term          Credit, interest rate and other risks that accompany an
debt securities.                                          investment in short-term debt securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
ING INTERNATIONAL FUND                                      ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The portfolio managers primarily use a bottom-up fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or may not favor equities at all.

CONVERTIBLE OR DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 4      ING International Fund

                                                          ING INTERNATIONAL FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993      1994    1995    1996     1997    1998      1999     2000      2001
  -----   --------    ----    ----    -----    ----    -----    ------    -----    ------
                      5.87    5.77    13.46    1.56    19.02     47.50    -8.30    -20.27

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Because Class I shares were first offered in 2002, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  27.01%
                           3rd quarter 2001: -13.08%
             Fund's year-to-date total return as of June 30, 2002:
                                         %

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                       1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class A Return Before Taxes(3)                                   %     -24.84          4.27                  5.78
Class A Return After Taxes on Distributions(3)                   %     -24.84          0.92                  2.90
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                      %     -15.13          2.46                  3.69
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                      %     -21.21          1.17                  3.91(5)

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on January 3, 1994. Class I commenced operations on January 2, 2002.

(3) Reflects deduction of sales charge of 5.75%.

(4) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(5) Index return is for the period beginning January 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING International Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING INTERNATIONAL VALUE FUND                                                L.P.
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of value investing by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and global depositary receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Fund may invest, at the time of purchase, up to the greater of:

- 20% of its assets in any one country or industry, or,

- 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


THE FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR THOSE SITUATIONS SET FORTH IN THE SHAREHOLDER GUIDE ON PAGE 37. THE FUND MAY REOPEN IN THE FUTURE SUBJECT TO THE DISCRETION OF THE BOARD OF TRUSTEES.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


 6      ING International Value Fund

                                                    ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURN (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992   1993     1994     1995     1996     1997     1998     1999     2000     2001
----   -----    -----    -----    -----    -----    -----    -----    ----    ------
                                  15.23    17.86    13.46    51.49    1.89    -13.33

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  24.50%
                           3rd quarter 1998: -14.73%
             Fund's year-to-date total return as of June 30, 2002:
                                         %

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class A Return Before Taxes(3)                                  %  -18.31         11.01                  12.08
Class A Return After Taxes on Distributions(3)                  %  -18.91          9.24                  10.65
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %  -10.90          8.59                   9.71
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %  -21.21          1.17                   4.04(5)

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund commenced operations June 18, 2001 and did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on March 6, 1995. Class I commenced operations on June 18, 2001.

(3) Reflects deduction of sales charge of 5.75%.

(4) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(5) Index return is for the period beginning March 1, 1995.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING International Value Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                       ING Investment Management
ING GLOBAL TECHNOLOGY FUND                                         Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks to provide investors with long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund invests, under normal market conditions, at least 80% of its assets in equity securities and equity equivalent securities (preferred stock, warrants and convertible securities) of U.S. and non-U.S. technology companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest in large-, mid- and small-sized companies.


For purposes of the Fund's investment strategy, technology companies are companies with businesses in or related to technology or technology services, or that commit at least 50% of their assets or derive at least 50% of their total revenues or earnings from business operations in the following areas: internet activities, including internet related hardware, software, infrastructure and networking equipment; media and entertainment businesses, including radio, television, satellite and cable television, broadcasting and media content; telecommunications and communications, including the design, manufacture or operation of telecommunications services and equipment, voice, data, wireless, paging and electronic components; computer businesses, including hardware, software, semiconductors, semiconductor capital equipment and server hardware producers; e-commerce businesses, including equipment and communications activities such as electronic mail, data processing, information systems, networking, office automation and on-line services; and companies involved in the distribution, servicing, research and development of these businesses.

The Sub-Adviser seeks to combine broad industry analysis and bottom-up company analysis to identify the stocks of companies that it believes will become tomorrow's technology leaders. In choosing investments for the Fund, the Sub-Adviser attempts to identify themes that highlight industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from selected investment themes, and assesses a company's fundamental prospects. It is likely that a portion of the Fund's holdings will be invested in newly issued securities acquired in initial public offerings or on the secondary market.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities, and in particular securities issued in initial public offerings, face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


INDUSTRY CONCENTRATION -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

TECHNOLOGY RISK -- Technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the technology industry are subject to relative high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

 8      ING Global Technology Fund

                                                      ING GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

    1992        1993        1994        1995        1996        1997        1998       1999      2000      2001
  --------    --------    --------    --------    --------    --------    --------    ------    ------    ------
                                                                                      140.15    -29.01    -45.50

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2002, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  78.51%
                           3rd  quarter 2001: -44.94%
             Fund's year-to-date total return as of June 30, 2002:
                                         %

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Goldman Sachs Technology Industry Composite Index and the MSCI World Information Technology Index. The table also shows returns on a before tax and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                  %  -48.65            0.06                  N/A
Class A Return After Taxes on Distributions(3)                  %  -48.97           -3.55                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %  -29.35            1.11                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
  no deduction for fees, expenses or taxes)(4)                  %  -28.69           -0.92(5)               N/A
MSCI World Information Technology Index (reflects no
  deduction for fees, expenses or taxes)(6)(7)                  %  -29.73(8)           N/A                 N/A

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on December 15, 1998. Class I commenced operations on January 2, 2002.

(3) Reflects deduction of sales charge of 5.75%.

(4) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(5) Index return is for the period beginning December 1, 1998.

(6) Effective March 1, 2002, the Fund's strategy was revised to expand the range of technology companies in which the Fund can invest.

(7) The MSCI World Information Technology Index is a capitalization-weighted index that monitors the performance of information technology stocks from around the world.

(8) Index return is for the period beginning December 29, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING Global Technology Fund       9

                                                                         ADVISER
ING GROWTH OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
This Fund seeks long-term growth of capital.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio managers believe have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 10      ING Growth Opportunities Fund

                                                   ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992       1993        1994        1995        1996        1997        1998      1999      2000      2001
  -----    --------    --------    --------    --------    --------    --------    -----    ------    ------
                                                                          24.06    93.86    -18.74    -41.73

(1) These figures are for the year ended December 31 of each year.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  39.11%
                           1st quarter 2001: -31.25%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of a broad measure of market performance -- the Russell 3000 Index and the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                              5 YEARS      10 YEARS
                                                                              (OR LIFE     (OR LIFE
                                                                   1 YEAR   OF CLASS)(1)   OF CLASS)
Class I Return Before Taxes                                     %  -41.73        7.57         N/A
Class I Return After Taxes on Distributions                     %  -41.73        4.58         N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -25.41        6.11         N/A
Russell 3000 Index (reflects no deduction for fees, expenses
  or taxes)(2)(3)                                               %                    (4)      N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  -11.88       10.67(6)      N/A


(1) Class I commenced operations on March 31, 1997.


(2) The Fund may invest in securities of large-, mid- and small-capitalization companies, and the Russell 3000 Index tracks a larger number of companies with a wider range of market capitalizations.



(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalizations.



(4) Index return is for the period beginning April 1, 1992.



(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(6) Index return is for the period beginning April 1, 1997.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Growth Opportunities Fund       11

                                                                         ADVISER
ING LARGECAP GROWTH FUND                                    ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of
August 31, 2002, this meant market capitalizations in the range of $    billion
to $    billion. The capitalization of companies in the S&P 500 Index will change with market conditions.


The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.


MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 12      ING LargeCap Growth Fund

                                                        ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                                        59.45    96.41    -19.12    -38.42

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2002, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) ING Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  45.04%
                           1st quarter 2001: -27.94%
             Fund's year-to-date total return as of June 30, 2002:
                                         %

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (For the periods ended December 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                  %  -41.97            10.84                 N/A
Class A Return After Taxes on Distributions(3)                  %  -41.98            10.34                 N/A
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %  -25.56             8.77                 N/A
Russell 1000 Growth Index (reflects no deduction for fees,
  expenses or taxes)(4)                                         %  -20.42             3.08(5)              N/A
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(6)                                                       %  -11.88             5.69(5)              N/A

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on July 21, 1997. Class I commenced operations on January 2, 2002.

(3) Reflects deduction of sales charge of 5.75%.

(4) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

(5) Index return is for the period beginning August 1, 1997.

(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               ING LargeCap Growth Fund       13

                                                                         ADVISER
ING MIDCAP OPPORTUNITIES FUND                               ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
This Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index. As of August 31, 2002, the market capitalization of
companies in the Russell MidCap Growth Index ranged from $   million to $
billion. The market capitalization range will change as the range of the companies included in the Russell MidCap Growth Index changes.


The portfolio managers use a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 14      ING MidCap Opportunities Fund

                                                   ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]




  1992     1993     1994     1995     1996     1997     1998      1999     2000     2001
  -----    -----    -----    -----    -----    -----    -----    ------    ----    ------
                                                                 103.19    0.08    -36.81

(1) These figures are for the year ended December 31 of each year.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  45.04%
                           3rd quarter 2001: -30.43%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measure of market performance -- the Russell MidCap Growth Index and the S&P MidCap 400 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                              5 YEARS      10 YEARS
                                                                              (OR LIFE     (OR LIFE
                                                                   1 YEAR   OF CLASS)(1)   OF CLASS)
Class I Return Before Taxes                                     %  -36.81       16.42         N/A
Class I Return After Taxes on Distributions                     %  -36.81       12.71         N/A
Class I Return After Taxes on Distributions and Sale of Fund    %
  Shares                                                           -22.42       12.26         N/A
Russell MidCap Growth Index (reflects no deduction for fees,    %
  expenses or taxes)(2)(3)                                                           (4)      N/A
S&P MidCap 400 Index (reflects no deduction for fees,           %
  expenses or taxes)(5)                                             -0.61       20.81(6)      N/A


(1) Class I commenced operations on August 20, 1998.


(2) The Fund invests primarily in mid-cap companies, normally in those companies that the portfolio managers feel have above-average prospects for growth. The Russell MidCap Growth Index tracks the performance of mid-cap growth companies.



(3) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Growth Index with relatively higher price-to-book ratio and higher forecasted growth values.



(4) Index return is for the period beginning September 1, 1998.



(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.



(6) Index return is for the period beginning September 1, 1998.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       15

                                                                         ADVISER
ING SMALLCAP OPPORTUNITIES FUND                             ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
This Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in the common stock of smaller, lesser-known U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Growth Index changes. The market capitalization of companies held by the Fund as of August 31, 2002
ranged from $   million to $    billion.


The portfolio manager uses a top-down disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.


The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will be repeated.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INITIAL PUBLIC OFFERINGS -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transactions costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


 16      ING SmallCap Opportunities Fund

                                                 ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                       YEAR BY YEAR TOTAL RETURNS (%)(1)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]




        1992             1993        1994        1995        1996        1997        1998        1999        2000       2001
---------------------  --------    --------    --------    --------    --------    --------    --------    --------    ------
                                                                                                              -5.21    -33.91

(1) These figures are for the year ended December 31 of each year.

            Best and worst quarterly performance during this period:
                           4th quarter 2001:  17.06%
                           3rd quarter 2001: -30.21%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measure of market performance -- the Russell 2000 Growth Index and the Russell 2000 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                5 YEARS      10 YEARS
                                                                                (OR LIFE     (OR LIFE
                                                                    1 YEAR    OF CLASS)(1)   OF CLASS)
Class I Return Before Taxes                                     %   -33.91        13.25          N/A
Class I Return After Taxes on Distributions                     %   -34.35         8.05          N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %   -20.27         9.00          N/A
Russell 2000 Growth Index (reflects no deduction for fees,
  expenses or taxes)(2)(3)                                      %    -9.23         0.89(4)
Russell 2000 Index (reflects no deduction for fees, expenses
  or taxes)(5)                                                  %     2.49         9.21(6)       N/A


(1) Class I commenced operations on April 1, 1999.


(2) The Fund invests primarily in small-cap companies and normally in those that the portfolio manager believes have above-average prospects for growth. The Russell 2000 Growth Index tracks the performance of small-cap growth companies.



(3) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.



(4) Index return is for the period beginning April 1, 1999.



(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.



(6) Index return is for the period beginning April 1, 1999.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        ING SmallCap Opportunities Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                                   Aeltus Investment Management,
ING RESEARCH ENHANCED INDEX FUND                                            Inc.
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



In managing the Fund, the Sub-Adviser attempts to achieve the Fund's investment objective by overweighting those stocks in the S&P 500 Index that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that it believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.


The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Sub-Adviser tries to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.


MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

 18      ING Research Enhanced Index Fund

                                                ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993        1994        1995        1996        1997        1998        1999       2000      2001
--------  --------    --------    --------    --------    --------    --------    --------    ------    ------
                                                                                     18.99    -11.83    -12.07

(1) These figures are for the year ended December 31 of each year.
(2) Prior to August 1, 2001, the Fund was managed by a different sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  12.47%
                           3rd quarter 2001: -13.51%
   Fund's year-to-date total return as of June 30, 2002:
                                    %

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %  -12.07           -2.64                  N/A
Class I Return After Taxes on Distributions                     %  -12.07           -2.80                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %   -7.35           -2.16                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %  -11.88           -1.03(3)               N/A

(1) Class I commenced operations on December 30, 1998.

(2) The S&P 500 index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) Index return is for the period beginning January 1, 1999.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       19

                                                                         ADVISER
ING LARGE COMPANY VALUE FUND                                ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund will normally invest at least 80% of its assets in common stock of large companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund normally invests in companies that the Adviser considers to be undervalued compared to the overall stock market. The Adviser considers large companies to consist of the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow, or earnings, or the 1000 largest companies, as measured by equity market capitalization. Within this universe of large, well-established companies, the Adviser will use a disciplined value approach to select investments that the Adviser considers to be undervalued compared to the overall stock market. The Adviser also analyzes candidates for investment for some catalyst or vector of change that may spark an increase in the share price.


The Fund may invest the remaining 20% of its assets in other types of securities, including foreign securities and smaller companies. The equity securities in which the Fund may invest include common stock, convertible securities, rights, warrants and exchange traded index funds (ETFs). To the degree that the Fund invests assets in non-U.S. securities, it may hedge the currency risk of these holdings with the use of forward contracts, or options on currencies. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities including bonds, notes, debentures, and short-term investments.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and mid-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


CHANGES IN INTEREST RATES -- the value of the Fund's convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns to the Fund.

EXCHANGE TRADED INDEX FUNDS -- ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

 20      ING Large Company Value Fund

                                                    ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  12.36    13.22    -3.11    22.57    26.46    30.36    21.42    15.54    -3.13    -14.06

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Because Class I shares were first offered in 2002, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

(4) Effective March 1, 2002, the Fund changed its name to Large Company Value Fund. Prior to that date, the name of the Fund was "Pilgrim Growth and Income Fund."

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  21.95%
                           3rd quarter 2001: -15.48%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measure of market performance -- the Standard and Poor's Barra Value Index (S&P Barra Value Index) and the S&P 500 Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -18.99          7.49                 10.61
Class A Return After Taxes on Distributions(2)                  %  -19.34          4.59                  7.33
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %  -11.24          5.85                  7.76
S&P Barra Value Index (reflects no deduction for fees,
  expenses or taxes)(3)(4)                                                                                   (5)
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(6)                                                     %  -11.88         10.70                 12.94(7)


(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) above to the bar chart.

(2) Reflects deduction of sales charge of 5.75%.


(3) The Fund normally invests in companies that the Adviser considers to be undervalued compared to the overall stock market. The S&P Barra Value Index tracks the performance of companies with low price-to-book ratios.



(4) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization in the S&P 500 Index is in the S&P Barra Value Index.



(5) Index return is for Class A for the 10 year period ending December 31, 2001.



(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(7) Index return is for Class A for the 10 year period ending December 31, 2001.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Large Company Value Fund       21

                                                                         ADVISER
ING MAGNACAP FUND                                           ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks growth of capital, with dividend income as a secondary consideration.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives are established companies that meet disciplined valuation criteria and have the financial ability to have increased their dividends over the last decade. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that meet the following criteria:

ATTRACTIVE VALUATION CHARACTERISTICS -- Companies with market capitalizations above $2 billion are screened for relatively attractive valuation characteristics. Multiple valuation measures may be considered including: price to earnings ratios; price to book value ratios; price to cash flow ratios; price to sales ratios; and enterprise value to earnings before interest, taxes, depreciation and amortization. Companies selling at low valuations compared to their expected growth rates will also be considered.

DIVIDENDS -- A company must have increased its dividends or had the financial capability to have increased its dividends over the past 10 years.


BALANCE SHEET STRENGTH -- If a company has long term debt, it must be rated investment grade by at least one nationally recognized rating agency.



The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


Candidates for investment are also analyzed for some catalyst or vector of change that may spark an increase in share price.


The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are generally in larger companies that are included in the largest 500 U.S. companies as measured by sales, cash flow, earnings, or net assets. The remainder of the Fund's assets may be invested in equity securities that the Adviser believes have growth potential because they represent an attractive value, but which may not meet the above criteria. The Fund's investments may focus on particular sectors depending on the Adviser's perception of the market environment.


Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


 22      ING MagnaCap Fund

                                                               ING MAGNACAP FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993    1994    1995    1996     1997     1998     1999     2000      2001
  -----    ----    ----    ----    -----    -----    -----    -----    -----    ------
  8.02     9.25    4.15    35.22   18.51    27.73    16.09    12.20     1.23    -14.46

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Because Class I shares were first offered in 2002, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  18.93%
                           3rd quarter 2001: -14.45%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of two broad measures of market performance -- the Standard & Poor's Barra Value Index (S&P Barra Value Index) and the Standard & Poor's 500 Composite Price Index (S&P 500 Index). The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                  %  -18.05          7.41                 10.99
Class A Return After Taxes on Distributions(3)                  %  -22.06          1.98                  7.33
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(3)                                                     %  -9.45           4.30                  7.89
S&P Barra Value Index (reflects no deduction for fees,
  expenses or taxes)(4)(5)                                                                                   (6)
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(7)                                                     %  -11.88         10.70                 12.94(8)


(1) This table shows the performance of Class A shares of the Fund because Class I shares of the Fund did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class I commenced operations on January 2, 2002.

(3) Reflects deduction of a sales charge of 5.75%.


(4) The Fund invests in value securities that meet the Fund's disciplined investment criteria. The S&P Barra Value Index tracks the performance of companies with low price-to-book ratios.



(5) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization in the S&P 500 Index is in the S&P Barra Value Index.



(6) Index return is for Class A for the 10 year period ending December 31, 2001.



(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.



(8) Index return is for Class A for the 10 year period ending December 31, 2001.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING MagnaCap Fund       23

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING MIDCAP VALUE FUND                                                       L.P.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations greater than $1 billion but no greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.



The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value.


The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or

- 150% of the weighting of such industry as represented in the Russell MidCap Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 24      ING MidCap Value Fund

                                                           ING MIDCAP VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING MidCap Value Fund has not had a full year of operations, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING MidCap Value Fund       25

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING SMALLCAP VALUE FUND                                                     L.P.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations of $1.5 billion or less at the time of purchase. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value.

The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or
- 150% of the weighting of such industry as represented in the Russell 2000 Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 26      ING SmallCap Value Fund

                                                         ING SMALLCAP VALUE FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING SmallCap Value Fund has not had a full year of operations, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                ING SmallCap Value Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING REAL ESTATE FUND                                Clarion CRA Securities, L.P.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

This Fund seeks total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.



The Fund's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.


MARKET TRENDS -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.



NON-DIVERSIFICATION RISKS -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's assets may be invested in a single company.


RISK OF CONCENTRATION -- because the Fund's investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

REAL ESTATE RISK -- investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


 28      ING Real Estate Fund

                                                            ING REAL ESTATE FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

                             [TOTAL RETURNS GRAPH]

1992   1993    1994    1995    1996    1997     1998    1999    2000     2001
----   -----   -----   -----   -----   -----   ------   -----   -----   ------
                                       25.32   -17.75   -2.55   32.27     7.42

(1) These figures are for the year ended December 31 of each year.


(2) The figures provide performance information for Class I shares of the Fund. Performance for Class I shares of the Fund for periods prior to
                 , 2002 includes performance of a predecessor investment company which merged into the Fund on that date. For a more detailed discussion, please refer to "History of the Funds" in the SAI.
(3) Prior to              , 2002, Clarion CRA Securities, L.P. served as the
    investment adviser rather than the Sub-Adivser to the Fund.


            Best and worst quarterly performance during this period:
                           4th quarter 1999:  43.50%
                            1st quarter 2001: -32.03%
             Fund's year-to-date total return as of June 30, 2002:
                                          %

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to those of broad measures of market performance -- the Wilshire Real Estate Securities Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    7.42            7.37                   7.37
Class I Return After Taxes on Distributions                     %    5.49            5.20                   5.20
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    4.47            4.85                   4.85
Wilshire Real Estate Securities Index (reflects no deduction
  for fees, expenses or taxes)(2)                               %   10.33            6.67                   6.67


(1) Performance for Class I shares of the Fund for periods prior to
                , 2002 includes performance of a predecessor investment company which merged into the Fund on that date. For a more detailed discussion, please refer to "History of the Funds" in the SAI. Class I shares of the predecessor investment company commenced operations on December 31, 1996.


(2) The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, such as real estate investment trusts (REITs), real estate operating companies (REOCs) and partnerships. The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                                   ING Real Estate Fund       29

                                                                         ADVISER
ING GNMA INCOME FUND                                        ING Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund's investment objective is to seek a high level of current income, consistent with liquidity and safety of principal, through investment primarily in Government National Mortgage Association (GNMA) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. Government.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal conditions, the Fund will invest at least 80% of the value of its total assets in GNMA Certificates. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The remaining assets of the Fund will be invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury securities and securities issued by the following agencies and instrumentalities of the U.S.
Government: the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund may invest in debt securities of any maturity, although the portfolio managers expect to invest in long-term debt instruments.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PREPAYMENT RISK -- through investment in GNMA securities and other mortgage-related securities, the Fund may expose you to certain risks which may cause you to lose money. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of GNMA securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund may have to reinvest the proceeds of prepayments at lower yields.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. Government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other fixed income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

Although FNMA and FHLMC are government-sponsored enterprises, their securities are not backed by the full faith and credit of the U.S. Government. Consequently, there are somewhat greater credit risks involved with investing in securities issued by those entities than in securities backed by the full faith and credit of the U.S. Government.

Other mortgage-related securities also are subject to credit risk associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional debt securities.

Please refer to the SAI for a complete description of GNMA Certificates and Modified Pass Through GNMA Certificates. The Fund intends to use the proceeds from principal payments to purchase additional GNMA Certificates or other U.S. Government guaranteed securities.

EXTENSION RISK -- slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

 30      ING GNMA Income Fund

                                                            ING GNMA INCOME FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992   1993    1994     1995     1996     1997    1998     1999    2000    2001
----   ----    -----    -----    -----    ----    -----    ----    ----    -----
5.19   8.06    -2.07    15.91     5.71    10.20    7.52    0.58    10.36    8.65

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2002, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund, and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

            Best and worst quarterly performance during this period:
                            1st quarter 1995:  5.50%
                            1st quarter 1994: -2.42%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Mortgage-Backed Securities Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   3.48           6.37                  6.38
Class A Return After Taxes on Distributions(2)                  %   1.24           3.93                  3.77
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   2.08           3.85                  3.77
Lehman Brothers Mortgage-Backed Securities Index (reflects
  no deduction for fees, expenses or taxes)(3)                  %   8.22           7.49                  7.10(4)

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund commenced operations January 7, 2002 and did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to bar chart above.

(2) Reflects deduction of sales charge of 4.75%.

(3) The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of fixed income security mortgage pools sponsored by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgage.

(4) Index return is for Class A for the 10 year period ended December 31, 2001.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING GNMA Income Fund       31

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERMEDIATE BOND FUND                         ING Investment Management LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its assets in a portfolio of bonds including but not limited to corporate, government and mortgage bonds which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.


The Fund may invest the remainder of its assets in: convertible securities and preferred stocks; U.S. Government securities; securities of foreign governments and supranational organizations; and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Fund's assets may be invested in mortgage-backed and asset-backed debt securities.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:

- First, the Sub-Adviser examines the sensitivity to interest rate movements of the portfolio and of the specific holdings of the portfolio to position the Fund in a way that attempts to maximize return while minimizing volatility.

- Second, the Sub-Adviser reviews yields relative to maturity and risk of bonds to determine the risk/reward characteristics of bonds of different maturity classes.

- Third, the Sub-Adviser identifies sectors that offer attractive value relative to other sectors.

- Fourth, the Sub-Adviser selects securities within identified sectors that offer attractive value relative to other securities within their sectors.

- Finally, the Sub-Adviser seeks trading opportunities to take advantage of market inefficiencies to purchase bonds at prices below their calculated value.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

SPREAD RISK -- the price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

EXTENSION RISK -- slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

RISKS OF HIGH YIELD BONDS -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities, and this may have an adverse effect on the market values of certain securities.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political and economic conditions: a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks, securities depositories or exchanges than those in the U.S.; and foreign controls on investment.

INABILITY TO SELL SECURITIES -- convertible securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 32      ING Intermediate Bond Fund

                                                      ING INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992        1993        1994        1995        1996        1997        1998        1999      2000     2001
----      --------    --------    --------    --------    --------    --------    --------    -----    -----
                                                                                     -0.94    11.59    15.18

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2002, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.


            Best and worst quarterly performance during this period:


                            1st quarter 2001:  6.14%


                            2nd quarter 1999: -1.85%


             Fund's year-to-date total return as of June 30, 2002:


                                         %


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)    (OR LIFE OF CLASS)
Class A Return Before Taxes(3)                                  %   9.68            6.49                      N/A
Class A Return After Taxes on Distributions(3)                  %   4.66            3.20                      N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %   5.83            3.51                      N/A
Lehman Brothers Aggregate Bond Index (reflects no deduction
  for fees, expenses or taxes)(4)                               %   8.44            6.21(5)                   N/A

(1) This table shows performance of the Class A shares of the Fund because Class I shares of the Fund commenced operations January 8, 2002 and did not have a full year's performance during the year ended December 31, 2001. See footnote (2) to the bar chart above.

(2) Class A commenced operations on December 15, 1998.

(3) Reflects deduction of sales charge of 4.75%.

(4) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(5) Index return is for the period beginning December 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Intermediate Bond Fund       33

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING CLASSIC MONEY MARKET FUND                      ING Investment Management LLC
--------------------------------------------------------------------------------

OBJECTIVE


[TARGET GRAPHIC]
The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund will operate as a diversified fund and invests in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund invests in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations, and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

The Fund may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements.
The four steps are:

- First, a formal list of high-quality issuers is actively maintained;

- Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

- Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

- Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The Fund is subject to the risks associated with investing in debt securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CHANGES IN INTEREST RATES -- money market funds (like the Fund) are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investments may fall when interest rates rise.

CREDIT RISK -- money market funds (like the Fund) are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines due to changing interest rates. If an obligation, such as an obligation issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.

RISK OF CONCENTRATION IN BANKING OBLIGATIONS -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).

RISKS OF FOREIGN INVESTING -- Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

 34      ING Classic Money Market Fund

                                                   ING CLASSIC MONEY MARKET FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992                     1993        1994        1995        1996        1997        1998        1999        2000      2001
----                   --------    --------    --------    --------    --------    --------    --------    --------    ----
                                                                                                               6.34    4.44

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, the Fund changed its name to Classic Money Market Fund. Prior to that date, the name of the Fund was "ING Pilgrim Money Market Fund."

            Best and worst quarterly performance during this period:
                            3rd quarter 2000: 1.64%
                            3rd quarter 2001: 0.82%

             Fund's year-to-date total return as of June 30, 2002:


                                         %


                          AVERAGE ANNUAL TOTAL RETURNS

The following performance table discloses the Fund's average annual total returns, for the periods ended December 31, 2001.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)    (OR LIFE OF CLASS)
Class I                                                         %   4.44            5.40                    N/A

(1) Class I commenced operations on October 13, 1999.

The Fund's seven-day yield as of December 31, 2001 for the Class I shares was 3.80%. The seven-day yield is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year.

The Fund's seven-day effective yield as of December 31, 2001 for the Class I shares was 3.87%. The seven-day effective yield (also an annualized figure) assumes that dividends are reinvested and compounded.

For the Fund's current seven-day yield and seven-day effective yield, call the Fund at 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING Classic Money Market Fund       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]
       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the ING Funds.
FEES YOU PAY DIRECTLY

                                                                CLASS I
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS I


                                              DISTRIBUTION                           TOTAL
                                               AND SERVICE                           FUND            WAIVERS,
                               MANAGEMENT        (12B-1)             OTHER         OPERATING      REIMBURSEMENTS          NET
FUND                              FEE             FEES            EXPENSES(2)      EXPENSES      AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International(7)        %        1.00             --                1.00(4)(5)      2.00(5)           -0.55             1.45(5)
 International Value     %        1.00             --                0.24(4)         1.24                 --             1.24
 Global Technology(7)    %        1.25             --                0.50(4)(6)          (6)                             1.70(6)
 Growth Opportunities    %        0.95             --                    (4)                              --
 LargeCap Growth         %        0.73             --                    (4)(8)          (8)              --                 (8)
 MidCap
  Opportunities(7)       %        1.00             --                    (4)(9)          (9)                                 (9)
 SmallCap
  Opportunities(7)       %        1.00             --                    (4)(10)         (10)             --                 (10)
 Research Enhanced
  Index                  %        0.70             --                    (4)                              --
 Large Company Value(7)  %        0.63             --                    (4)(11)                          --
 MagnaCap(7)             %        0.72             --                    (12)                             --
 MidCap Value            %        1.00             --                    (4)
 SmallCap Value          %        1.00             --                    (4)
 Real Estate             %        0.70             --                    (4)
 GNMA Income(7)          %        0.51             --                0.37(4)         0.88                 --             0.88
 Intermediate Bond       %        0.50             --                0.40(4)         0.90              -0.08             0.82(11)
 Classic Money Market    %        0.25             --                0.18            0.43              -0.12             0.31


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recently completed fiscal year. Expenses for the MidCap Value and SmallCap Value Funds are estimates because the Funds have recently commenced operations. Real Estate Fund's estimated expenses are based on contractual operating expenses commencing with ING Investments, management of the Fund.


(2) Because Class I shares are new for International, International Value, Global Technology, LargeCap Growth, Large Company Value, MagnaCap, GNMA Income and Intermediate Bond Funds, expenses are estimated based on Class A expenses and contractual expenses negotiated with respect to Class I.


(3) ING Investments, LLC (ING), the investment adviser to each Fund, has entered into a written expense limitation agreement with International, Global Technology, MidCap Opportunities, GNMA Income, Intermediate Bond, Real Estate and Classic Money Market Funds under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment"; the information for International and MidCap Opportunities Funds is the amount proposed to be waived under each Fund's expense limitation agreement. For MidCap Value, SmallCap Value and Real Estate Funds the expense limits will continue through at least May 31, 2003. For Global Technology Fund the expense limit will continue through at least October 31, 2003. For MidCap Opportunities Fund, the expense limit will continue through at least January 1, 2004. For GNMA Income, Classic Money Market and Intermediate Bond Funds, the expense limit will continue through at least March 31, 2003. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. Pursuant to a side agreement dated May 24, 2002, the current expense limit for the International Fund will continue through at least June 20, 2003. If after June 30, 2003, ING elects not to renew this side agreement, the expense limit will revert to the limitations under the Fund's current expense limitation agreement.


(4) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(5) Excludes one-time merger fees of 0.04% incurred in connection with the merger of another investment company into International Fund.

(6) Excludes one-time merger fees of 0.07% incurred in connection with the merger of another investment company into Global Technology Fund.


(7) Effective May 17, 2002, certain Funds merged with MidCap Opportunities and SmallCap Opportunities Funds. Effective February 23, 2001 and March 23, 2001, certain Funds merged with International, [Global Technology], and GNMA Income Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.



(9) Excludes one-time merger fees of   % incurred in connection with the merger
    of another investment company into MidCap Opportunities Fund.



(10) Excludes one-time merger fees of   % incurred in connection with the merger
     of another investment company into SmallCap Opportunities Fund.



(11) During the last fiscal year of the Intermediate Bond Fund, the Adviser reimbursed the Fund in an amount that caused the net expenses of Class I to fall below the contractual expense limitation for that Class. Under Intermediate Bond Fund's expense limitation agreement, the Adviser is required to limit the expenses of Class I to 0.90%. There is no assurance that the Adviser will continue to reimburse the Fund at the same levels at which it was reimbursed during the Fund's last fiscal year.


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


FUND                                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
 International                                                  $       148        574        1,027       2,283
 International Value                                            $       126        393          681       1,500
 Global Technology                                              $       178        551          949       2,062
 Growth Opportunities                                           $
 LargeCap Growth                                                $
 MidCap Opportunities                                           $
 SmallCap Opportunities                                         $
 Research Enhanced Index                                        $
 Large Company Value                                            $
 MagnaCap                                                       $
 MidCap Value
 SmallCap Value
 Real Estate
 GNMA Income                                                    $        90        281          488       1,084
 Intermediate Bond                                              $        84        279          491       1,100
 Classic Money Market                                           $        32        126          229         531
-----------------------------------------------------------------------------------------------------------------


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


- The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Group; and (iv) ING Group and its affiliates for purposes of corporate cash management.

- The minimum additional investment is $100,000.

Make your investment using the table on the right.

The Funds and ING Funds Distributor, Inc. (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.

INTERNATIONAL VALUE FUND DISCONTINUED ALL SALES OF ITS SHARES EXCEPT SHARES
PURCHASED: (1) THROUGH THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS; (2) BY 401(k), 403(b) AND 457 PLANS THAT HAVE SELECTED THE FUND AS AN INVESTMENT OPTION PRIOR TO THAT DATE; AND (3) BY SHAREHOLDERS PARTICIPATING IN MUTUAL FUND WRAP FEE PROGRAMS WHO INVESTED IN THE FUND PRIOR TO THAT DATE. THE FUND MAY REOPEN IN THE FUTURE SUBJECT TO THE DISCRETION OF THE BOARD OF TRUSTEES.

MARKET TIMERS

A Fund may restrict or refuse purchase orders and exchanges by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments, LLC to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.



                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Fill out the Account
                    investment               Additions form included
                    professional. Make       on the bottom of your
                    your check payable to    account statement along
                    the ING Funds and mail   with your check payable
                    it, along with a         to the Fund and mail
                    completed Application.   them to the address on
                    Please indicate your     the account statement.
                    investment               Remember to write your
                    professional on the      account number on the
                    New Account              check.
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to: Shareholder
                    A/C #-----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 38      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


        Method                         Procedures
 BY CONTACTING YOUR       You may redeem shares by contacting
 INVESTMENT               your investment professional.
 PROFESSIONAL             Investment professionals may charge
                          for their services in connection with
                          your redemption request, but neither
                          the Fund nor the Distributor imposes
                          any such charge.
 BY MAIL                  Send a written request specifying the
                          Fund name and share class, your
                          account number, the name(s) in which
                          the account is registered, and the
                          dollar value or number of shares you
                          wish to redeem to:
                          ING Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-9368
                          If certificated shares have been
                          issued, the certificate must accompany
                          the written request. Corporate
                          investors and other associations must
                          have an appropriate certification on
                          file authorizing redemptions. A
                          suggested form of such certification
                          is provided on the Account
                          Application. A signature guarantee may
                          be required.
 BY TELEPHONE --          You may redeem shares by telephone on
 EXPEDITED REDEMPTION     all accounts other than retirement
                          accounts, unless you check the box on
                          the Account Application which
                          signifies that you do not wish to use
                          telephone redemptions. To redeem by
                          telephone, call a Shareholder Services
                          Representative at (800) 992-0180.
                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up
                          to a maximum of $100,000) mailed to an
                          address which has been on record with
                          the ING Funds for at least 30 days.
                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds
                          (subject to a minimum of $5,000) wired
                          to your pre-designated bank account.
                          You will not be able to receive
                          redemption proceeds by wire unless you
                          check the box on the Account
                          Application which signifies that you
                          wish to receive redemption proceeds by
                          wire and attach a voided check. Under
                          normal circumstances, proceeds will be
                          transmitted to your bank on the
                          business day following receipt of your
                          instructions, provided redemptions may
                          be made. In the event that share
                          certificates have been issued, you may
                          not request a wire redemption by
                          telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       39

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each class of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each Fund is calculated by taking the value of the Fund's assets attributable to Class I, subtracting the Fund's liabilities attributable to Class I, and dividing by the number of shares of Class I that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The Classic Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's NAV can be maintained at $1.00 per share.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other ING Fund. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.


The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange your shares before exchanging your shares.



In addition to the Funds available in this Prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.


You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its

 40      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------


exchange policies at any time, upon 60 days' written notice to shareholders.


SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, other than as a result of a decline in the NAV per share.

PRIVACY POLICY


The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly, ING Pilgrim Investments, LLC (ING Pilgrim), serves as the investment adviser to each of the Funds. ING has overall responsibility for management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of August 31, 2002, ING managed over $    billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


FUND                                              MANAGEMENT FEE
International                                          1.00%
International Value                                    1.00
Global Technology                                      1.25
Growth Opportunities                                   0.95
LargeCap Growth
MidCap Opportunities
SmallCap Opportunities
Research Enhanced Index
Large Company Value
MagnaCap
MidCap Value
SmallCap Value
Real Estate
GNMA Income                                            0.51
Intermediate Bond                                      0.50
Classic Money Market                                   0.25


ING DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

GROWTH OPPORTUNITIES FUND, MIDCAP
OPPORTUNITIES FUND AND LARGECAP GROWTH FUND

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund and MidCap Opportunities Fund:

Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998, Growth Opportunities Fund since November 1998, and LargeCap Growth Fund since October 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein, Senior Vice President of ING, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998 and Growth Opportunities Fund since November 1998. Mr. Bernstein has served as Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.

SMALLCAP OPPORTUNITIES FUND

Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998.

INTERNATIONAL FUND

The following individuals share responsibility for the day-to-day management of the International Fund:

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager of the portfolio management team that manages International Fund since January 1996. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (Lexington) (which was acquired by ING Pilgrim's parent company in July 2000).

Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING, has served as Senior Portfolio Manager of the portfolio management team that manages International Fund since January 1996. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.

GNMA INCOME FUND

The following individuals share responsibility for the day-to-day management of the GNMA Income Fund:

Denis P. Jamison, Senior Vice President and Senior Portfolio Manager of ING, has served as Senior Portfolio Manager of GNMA Income Fund since July 1981. Prior to joining ING Pilgrim in July 2000, he was a Senior Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). He is a Chartered Financial Analyst.

Roseann G. McCarthy, Assistant Vice President of ING, has served as co-manager of GNMA Income Fund since May 1999. Prior to joining ING Pilgrim in July 2000, she was an Assistant Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to joining the Lexington Fixed Income Department in 1997, she was Mutual

 42      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Fund Marketing and Research Coordinator. Prior to 1995, Ms. McCarthy was Fund Statistician and a Shareholder Service Representative for the Lexington Funds.

LARGE COMPANY VALUE FUND

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for Value Equity Strategies at ING, has served as Portfolio Manager of Large Company Value Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December
2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

MAGNACAP FUND

Thomas Jackson, whose background is described above, has served as Portfolio Manager of MagnaCap Fund since June 2001.

SUB-ADVISERS

For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined, long-term investment approach over a period of several market cycles.

INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, L.P.


Brandes Investment Partners, L.P. (Brandes) is the investment Sub-Adviser to ING International Value Fund. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund. Founded in 1974, Brandes is an investment advisory firm and currently with 56 investment
professionals who manage, as of June 30, 2002, more than $   billion in assets.
Its principal office is located at 11988 El Camino Real, Suite 200 San Diego, California 92130. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high-quality, under-valued stocks.


GLOBAL TECHNOLOGY FUND

ING INVESTMENT MANAGEMENT ADVISORS B.V.


ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the Global Technology Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment
Management which had assets under management of $    billion as of June 30,
2002.


Guy Uding has primary responsibility for managing the Fund and heads a three member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

Daniel Hayes is a member of the team that manages the Fund. Mr. Hayes has been employed by IIMA and its affiliates since 1998 and has ten years of investment experience.

Tycho Van Wijk is a member of the team that manages the Fund. Mr. Van Wijk has been employed by IIMA and its affiliates since 1998 and has 4 years of investment experience.

RESEARCH ENHANCED INDEX FUND

AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Research Enhanced Index Fund. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of
June 30, 2002, Aeltus managed over $   billion in assets.



MIDCAP VALUE FUND AND
SMALLCAP VALUE FUND



BRANDES INVESTMENT PARTNERS, L.P.



Founded in 1974, Brandes Investment Partners, L.P. (Brandes) is an investment
advisory firm currently with 56 investment professionals who manage $    billion
in assets as of June 30, 2002. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.



Brandes is the investment sub-adviser to MidCap Value Fund and SmallCap Value Fund. Brandes' Large Cap, Mid Cap and Small Cap Investment Committees, respectively, are responsible for making the day-to-day investment decisions for each Fund.



Brandes uses a value-oriented approach in managing equity investments, seeking to build wealth by buying high quality, undervalued stocks.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       43

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------


   PERFORMANCE OF SIMILAR MID CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES



The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.



The Brandes U.S. Value Mid Cap Equity Composite is a composite of the performance of all actual, fee-paying and non-fee paying, fully discretionary U.S. Value Mid Cap accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the MidCap Value Fund.



The table below shows the returns for the Brandes U.S. Value Mid Cap Equity Composite compared with the Russell MidCap Index and the Russell MidCap Value Index for the periods ending December 31, 2001 and December 31 of prior years. The returns of the Brandes U.S. Value Mid Cap Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell MidCap Index and the Russell MidCap Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the MidCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2001)



                                                                 BRANDES
                                                                U.S. VALUE      RUSSELL      RUSSELL
                                                              MID CAP EQUITY    MIDCAP     MIDCAP VALUE
                                                              COMPOSITE (%)    INDEX (%)    INDEX (%)
One Year                                                          24.04%        -5.62%         2.33%
Three Years                                                       16.00%         6.50%         6.80%
Since Inception (9/30/97)                                         14.89%        13.90%        13.74%



                              ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2001)



                                                                 BRANDES
                                                                U.S. VALUE      RUSSELL      RUSSELL
                                                              MID CAP EQUITY    MIDCAP     MIDCAP VALUE
                                                              COMPOSITE (%)    INDEX (%)    INDEX (%)
2001                                                              24.04%        -5.62%         2.33%
2000                                                              25.72%         8.25%        19.18%
1999                                                               0.11%        18.23%        -0.11%
1998                                                              11.62%        10.10%         5.08%
1997                                                              -2.08%         1.11%         4.07%



The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.



The net annual returns for the Brandes U.S. Value Mid Cap Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Value MidCap Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.



The Russell MidCap Index is an unmanaged index that measures the 800 smallest companies out of the 1,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



 44      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


  PERFORMANCE OF SIMILAR SMALL CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES



The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.



The Brandes U.S. Small Cap Value Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Small Cap Value accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objective, policies and strategies that are substantially similar to the SmallCap Value Fund.



The table below shows the returns for the Brandes U.S. Small Cap Value Equity Composite compared with the Russell 2000 Index and the Russell 2000 Value Index for the periods ending December 31, 2001 and December 31 of prior years. The returns of the Brandes U.S. Small Cap Value Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell 2000 Index and the Russell 2000 Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the SmallCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2001)



                                                                   BRANDES
                                                                U.S. SMALL CAP       RUSSELL 2000     RUSSELL 2000
                                                             EQUITY COMPOSITE (%)     INDEX (%)      VALUE INDEX (%)
One Year                                                             35.71%              2.49%            14.03%
Three Years                                                          14.05%              6.42%            11.33%
Since Inception (9/30/97)                                             7.44%             10.43%            12.50%



                              ANNUAL TOTAL RETURNS


                              (AS OF DECEMBER 31)



                                                                   BRANDES
                                                                U.S. SMALL CAP       RUSSELL 2000     RUSSELL 2000
                                                             EQUITY COMPOSITE (%)     INDEX (%)      VALUE INDEX (%)
2001                                                                 35.71%              2.49%            14.03%
2000                                                                 14.37%             -3.02%            22.83%
1999                                                                 -4.41%             21.26%            -1.49%
1998                                                                -10.19%             -2.55%            -6.45%
1997                                                                 -0.68%             -3.35%             1.68%



The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.



The net annual returns for the Brandes U.S. Small Cap Value Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Small Cap Value Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.



The Russell 2000 Index is an unmanaged index that measures the 2000 smallest companies out of the 3,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.



The Russell 2000 Value Index is an unmanaged index that measures the Russell 2000 companies with lower price-to-book ratios and lower forecasting growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       45

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------


REAL ESTATE FUND



CLARION CRA SECURITIES, L.P.



Founded in 1969, Clarion CRA Securities, L.P., (CRA) a Delaware limited partnership, is registered as an investment adviser. CRA is a subsidiary of ING Group. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of June 30, 2002, were valued at approximately $ billion.



The following individuals share responsibility for the day-to-day management of the Fund:



T. Ritson Ferguson, Chief Investment Officer (CIO), has 16 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of CRA since 1991. Prior to 1991, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisors and Trammel Crow Company where he was involved with acquisition, development and management of commercial real estate since 1986.



Kenneth D. Campbell, Managing Director, has been with CRA and its predecessors since 1969. Mr. Campbell has more than 32 years of real estate investment experience. Mr. Campbell has been recognized by the National Association of Real Estate Investment Trust (NAREIT) for outstanding lifetime contributions to the Real Estate Investment Trust (REIT) Industry.


CLASSIC MONEY MARKET FUND AND INTERMEDIATE
BOND FUND

ING INVESTMENT MANAGEMENT LLC


ING Investment Management LLC (IIM) serves as Sub-Adviser to the Classic Money Market Fund and the Intermediate Bond Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, Georgia 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of June 30, 2002, were
valued at $   billion. IIM also advises other registered investment companies.


James B. Kauffmann has primary responsibility for managing the Intermediate Bond Fund. Mr. Kauffmann joined IIM in 1996 and has over 16 years of investment experience. Prior to joining IIM, he spent four years at Alfa Investments Inc., where he was a senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

Jennifer J. Thompson has primary responsibility for managing the Classic Money Market Fund. Ms. Thompson joined IIM in 1998 and has over nine years of investment experience. Prior to joining IIM, she spent one year working for Trusco Capital Management as a fixed income portfolio manager. Prior to joining Trusco, Ms. Thompson spent five years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group. She is a Chartered Financial Analyst.

Hugh T. M. Whelan and Douglas E. Cote share the responsibility for the day-to-day management of the Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.

Mr. Cote has served as co-manager of the Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.


 46      Management of the Funds

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. The Intermediate Bond and Classic Money Market Funds declare dividends daily. Each Fund pays dividends if any, as follows:


                   SEMI-
ANNUALLY(1)        ANNUALLY(2)    QUARTERLY    MONTHLY(2)
-----------        -----------    ---------    ----------
Research Enhanced  MagnaCap       Real Estate  Classic
 Index             Large Company               Money
Growth              Value                       Market
 Opportunities                                 GNMA Income
LargeCap Growth                                Intermediate
International                                   Bond
 Value
International
Global Technology
MidCap
 Opportunities
SmallCap
 Opportunities
MidCap Value
SmallCap Value


(1) Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist of ordinary income.

Capital gains, if any, are distributed annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another ING Fund which offers the Shares of Class I.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.


Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.


Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss (except the Classic Money Market Fund), which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       47

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS


INABILITY TO SELL SECURITIES (ALL FUNDS EXCEPT RESEARCH ENHANCED INDEX, MAGNACAP, AND LARGECAP GROWTH FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small-and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


U.S. GOVERNMENT SECURITIES (GNMA INCOME, INTERMEDIATE BOND AND CLASSIC MONEY MARKET FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risks, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT RESEARCH ENHANCED INDEX, LARGECAP GROWTH, MIDCAP OPPORTUNITIES, SMALLCAP OPPORTUNITIES, GROWTH OPPORTUNITIES, GNMA INCOME AND CLASSIC MONEY MARKET FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

CORPORATE DEBT SECURITIES (LARGE COMPANY VALUE, MAGNACAP, INTERMEDIATE BOND, GNMA INCOME, CLASSIC MONEY MARKET AND INTERNATIONAL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

OTHER INVESTMENT COMPANIES (INTERNATIONAL, INTERNATIONAL VALUE, GLOBAL TECHNOLOGY, GNMA INCOME, INTERMEDIATE BOND AND CLASSIC MONEY MARKET
FUNDS). Each Fund may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.


INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (GROWTH OPPORTUNITIES, LARGE COMPANY VALUE, MIDCAP OPPORTUNITIES, SMALLCAP OPPORTUNITIES, MIDCAP VALUE AND SMALLCAP VALUE FUNDS). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



 48      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

MORTGAGE-RELATED SECURITIES (GNMA INCOME, CLASSIC MONEY MARKET AND INTERMEDIATE BOND FUNDS). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

DERIVATIVES (INTERMEDIATE BOND, GNMA INCOME, LARGE COMPANY VALUE AND RESEARCH ENHANCED INDEX FUNDS). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

HIGH YIELD SECURITIES (INTERMEDIATE BOND FUND). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INVESTMENTS IN FOREIGN SECURITIES (INTERNATIONAL VALUE, INTERNATIONAL, GLOBAL TECHNOLOGY, INTERMEDIATE BOND, CLASSIC MONEY MARKET, LARGE COMPANY VALUE AND MAGNACAP FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (INTERNATIONAL VALUE, INTERMEDIATE BOND, INTERNATIONAL AND GLOBAL TECHNOLOGY FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       49

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

PORTFOLIO TURNOVER (ALL FUNDS EXCEPT INTERNATIONAL VALUE, MAGNACAP, GNMA INCOME AND CLASSIC MONEY MARKET FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.


NON-DIVERSIFIED INVESTMENT COMPANY (REAL ESTATE FUND). The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940 Act), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.



CONCENTRATION -- (GLOBAL TECHNOLOGY AND REAL ESTATE FUNDS). The Funds concentrate (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


LENDING PORTFOLIO SECURITIES (INTERNATIONAL, INTERNATIONAL VALUE, GLOBAL TECHNOLOGY AND LARGECAP GROWTH FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% or 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



OTHER RISKS


TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Certain Funds may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

INTERESTS IN LOANS. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities (except MagnaCap


 50      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditor and independent accountants, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

Because Class I shares of the International and Global Technology Funds had not commenced operations prior to October 31, 2001 (the Funds' fiscal year end), financial highlights are not presented for the Funds.


Because Class I shares of the Real Estate Fund had not commenced operations prior to May 31, 2002 (the Funds' fiscal year end), financial highlights are not presented for the Funds.


 52      Financial Highlights

FINANCIAL HIGHLIGHTS                                ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------


For the period ended October 31, 2001, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent accountants. The information provided for the six month period ended April 30, 2002 is unaudited.



                                                                     SIX MONTHS
                                                                       ENDED
                                                                   APRIL 30, 2002     PERIOD ENDED
                                                                    (UNAUDITED)    OCTOBER 31, 2001(1)
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                           13.89
 Income from investment operations:
 Net investment income                                         $                            0.02
 Net realized and unrealized gain (loss) on investments        $                           -1.56
 Total from investment operations                              $                           -1.54
 Net asset value, end of period                                $                           12.35
 TOTAL RETURN(2):                                              %                          -11.09
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                         226,067
 Ratios to average net assets:
 Expenses(3)                                                   %                            1.24
 Net investment income(3)                                      %                            0.62
 Portfolio turnover rate                                       %                              15


--------------------------------------------------------------------------------

(1) Class I commenced operations on June 18, 2001.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           ING International Value Fund       53

ING GROWTH OPPORTUNITIES FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.



                                                                          FIVE MONTHS                                   PERIOD
                                                               YEAR          ENDED       YEAR ENDED DECEMBER 31,        ENDED
                                                              ENDED         MAY 31,     --------------------------   DECEMBER 31,
                                                           MAY 31, 2002     2001(1)      2000      1999      1998      1997(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $                     26.05        33.76     26.28    21.36       17.90
 Income from investment operations:
 Net investment income (loss)                          $                     -0.08        -0.15     -0.17    -0.05        0.01
 Net realized and unrealized gain (loss) on
 investments                                           $                     -6.87        -6.07     20.49     5.18        4.30
 Total from investment operations                      $                     -6.95        -6.22     20.32     5.13        4.31
 Less distributions from:
 Net realized gain on investments                      $       --               --         1.49     12.84     0.21        0.85
 Total distributions                                   $       --               --         1.49     12.84     0.21        0.85
 Net asset value, end of period                        $                     19.10        26.05     33.76    26.28       21.36
 TOTAL RETURN(3):                                      %                    -26.68       -18.74     93.86    24.06       24.29
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $                    79,174      108,005   132,953   83,233     113,529
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)           %                      1.31         1.16      1.00     1.00        1.02(5)
 Gross expenses prior to expense reimbursement(4)      %                      1.31         1.16      1.00     1.00        1.02
 Net investment income (loss) after expense
 reimbursement(4)                                      %                     -0.92        -0.56     -0.61    -0.13        0.08(5)
 Portfolio turnover rate                               %                       217          326       286       98          32


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Class I commenced offering of shares on March 31, 1997.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return information for less than one year is not annualized.

(4) Annualized for periods less than a year.

(5) Expenses calculated net of taxes.

 54      ING Growth Opportunities Fund

FINANCIAL HIGHLIGHTS                               ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002, the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.



                                                                                   FIVE MONTHS
                                                                       YEAR           ENDED           YEAR ENDED DECEMBER 31,
                                                                      ENDED          MAY 31,      -------------------------------
                                                                   MAY 31, 2002      2001(1)       2000      1999     1998(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $                        19.26        21.34     12.99     10.00
 Income from investment operations:
 Net investment loss                                         $                        -0.06        -0.13     -0.15     -0.02
 Net realized and unrealized gain (loss) on investments      $                        -4.47         0.23     12.09      3.01
 Total from investment operations                            $                        -4.53         0.10     11.94      2.99
 Less distributions from:
 Net realized gain on investments                            $         --                --         2.18      3.59        --
 Total distributions                                         $         --                --         2.18      3.59        --
 Net asset value, end of period                              $                        14.73        19.26     21.34     12.99
 TOTAL RETURN(3):                                            %                       -23.52         0.08    103.19     29.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                            $                       52,007       68,006    67,954    33,441
 Ratios to average net assets
 Net expenses after expense reimbursement(4)                 %                         1.52         1.36      1.41      1.50(5)
 Gross expenses prior to expense reimbursement(4)            %                         1.52         1.36      1.41      2.01
 Net investment loss after expense reimbursement(4)          %                        -0.97        -0.66     -1.04     -0.70(5)
 Portfolio turnover rate                                     %                          182          188       201        61


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Fund commenced operations on August 20, 1998.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Expenses calculated net of taxes.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                          ING MidCap Opportunities Fund       55

ING OPPORTUNITIES FUND                                      FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the year ended May 31, 2002, the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.



                                                                                       FIVE MONTHS         YEAR ENDED
                                                                           YEAR           ENDED           DECEMBER 31,
                                                                          ENDED          MAY 31,      --------------------
                                                                       MAY 31, 2002      2001(1)      2000     1999(2)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $                         47.47      59.54     31.78
 Income from investment operations:
 Net investment loss                                             $                         -0.14      -1.00     -0.08
 Net realized and unrealized gain (loss) on investments          $                         -8.31      -2.17     35.40
 Total from investment operations                                $                         -8.45      -3.17     35.32
 Less distributions from:
 Net realized gain on investments                                $                            --       8.90      7.56
 Total distributions                                             $                            --       8.90      7.56
 Net asset value, end of period                                  $                         39.02      47.47     59.54
 TOTAL RETURN(3):                                                %                        -17.80      -5.21    126.05
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $                            --*        --*       --*
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                     %                          1.31       1.15      0.47(5)
 Gross expenses prior to expense reimbursement(4)                %                          1.31       1.15      0.47
 Net investment loss after expense reimbursement(4)              %                         -1.03      -0.75     -0.35(5)
 Portfolio turnover rate                                         %                           104        134       223


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Class I commenced offering of shares on April 1, 1999.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Expenses calculated net of taxes.

 *  Amount represents less than $1,000.

 56      ING SmallCap Opportunities Fund

FINANCIAL HIGHLIGHTS                            ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------


For the year ended May 31, 2002 and the seven months ended May 31, 2001, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors. The information provided for the six month period ended November 30, 2001 is unaudited.



                                                                                  SEVEN MONTHS                   PERIOD
                                                                       YEAR          ENDED       YEAR ENDED       ENDED
                                                                      ENDED         MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                   MAY 31, 2002     2001(1)         2000         1999(2)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $                      11.25         11.17         10.00
 Income from investment operations:
 Net investment income                                         $                       0.02          0.04          0.06
 Net realized and unrealized gain (loss) on investments        $                      -1.33          0.19          1.11
 Total from investment operations                              $                      -1.31          0.23          1.17
 Less distributions from:
 Net realized gain on investments                              $       --                --          0.15            --
 Total distributions                                           $       --                --          0.15            --
 Net asset value, end of period                                $                       9.94         11.25         11.17
 TOTAL RETURN(3):                                              %                     -11.64          2.00         11.70
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $                     25,172        28,473        27,927
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                   %                       1.04          1.07          0.98(5)
 Gross expenses prior to expense reimbursement(4)              %                       1.04          1.07          1.23
 Net investment income after expense reimbursement(4)          %                       0.27          0.34          0.62(5)
 Portfolio turnover rate                                       %                         26            57            26


--------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) The Fund commenced operations on December 30, 1998.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return information for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Expenses calculated net of taxes.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                       ING Research Enhanced Index Fund       57

ING GNMA INCOME FUND                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants.

                                                                   JANUARY 7,
                                                                   2002(1) TO
                                                                   MARCH 31,
                                                                      2002
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      8.61
 Income from investment operations:
 Net investment income                                         $      0.10
 Net realized and unrealized loss on investments               $     -0.10
 Total from investment operations                              $      0.00
 Less distributions from:
 Net investment income                                         $      0.07
 Total distributions                                           $      0.07
 Net asset value, end of period                                $      8.54
 TOTAL RETURN(2):                                              %      0.04
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     1,615
 Ratios to average net assets:
 Expenses(3)                                                   %      0.88
 Net investment income(3)                                      %      5.83
 Portfolio turnover rate                                       %        76

--------------------------------------------------------------------------------

(1) Commencement of offering shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

 58      ING GNMA Income Fund

FINANCIAL HIGHLIGHTS                                  ING INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants.

                                                                   JANUARY 8,
                                                                   2002(1) TO
                                                                   MARCH 31,
                                                                      2002
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      9.99
 Income from investment operations:
 Net investment income                                         $      0.11
 Net realized and unrealized loss on investments               $     -0.07
 Total from investment operations                              $      0.04
 Less distributions from:
 Net investment income                                         $      0.12
 Total distributions                                           $      0.12
 Net asset value, end of period                                $      9.91
 TOTAL RETURN(2):                                              %      0.36
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     9,800
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %      0.82
 Gross expenses prior to expense reimbursement(3)              %      0.90
 Net investment income after expense reimbursement(3)(4)       %      0.05
 Portfolio turnover rate                                       %     1,216*

--------------------------------------------------------------------------------

(1) Commencement of offering shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return information for less than one year is not annualized.

(3) Annualized for periods less than one year.


(4) The Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.


* Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions that existed at that time.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                             ING Intermediate Bond Fund       59

ING CLASSIC MONEY MARKET FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended March 31, 2002 and the five months ended March 31, 2001, the information in the table below has been derived from the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants. For all periods ended prior to March 31, 2001, the financial information was audited by other independent accountants.

                                                                     YEAR      FIVE MONTHS      YEAR       OCTOBER 13,
                                                                     ENDED        ENDED         ENDED      1999(1) TO
                                                                   MARCH 31,    MARCH 31,    OCTOBER 31,   OCTOBER 31,
                                                                     2002        2001(4)        2000          1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      1.00         1.00          1.00          1.00
 Income from investment operations:
 Net investment income                                         $      0.04         0.02          0.06            --
 Total from investment operations                              $      0.04         0.02          0.06            --
 Less distributions from:
 Net investment income                                         $      0.04         0.02          0.06            --
 Total distributions                                           $      0.04         0.02          0.06            --
 Net asset value, end of period                                $      1.00         1.00          1.00          1.00
 TOTAL RETURN(2):                                              %      3.71         2.46          6.19          0.28
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $        --*      10,816        12,061         1,906
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)                %      0.31         0.31          0.28          0.31
 Gross expenses prior to expense reimbursement(3)              %      0.43         0.55          0.41          0.59
 Net investment income after expense reimbursement(3)(5)       %      3.85         6.08          5.96          5.29

--------------------------------------------------------------------------------

(1) Commencement of offering shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to March 31.


(5) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.


*  Amount represents less than $1,000.

 60      ING Classic Money Market Fund

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers Class I shares of the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

ING DOMESTIC EQUITY GROWTH FUNDS
ING Growth Fund
ING Small Company Fund
ING Technology Fund

DOMESTIC EQUITY VALUE FUND
ING Value Opportunity Fund

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund
ING Growth and Income Funds

ING FIXED INCOME FUNDS
ING Bond Fund
ING Government Fund
ING Aeltus Money Market Fund

ING INTERNATIONAL FUND
ING International Growth Fund

GENERATION FUNDS
ING Ascent Fund
ING Crossroads Fund
ING Legacy Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this Prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:


ING Equity Trust                     811-8817
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING SmallCap Opportunities Fund
  ING Research Enhanced Index Fund
  ING Large Company Value Fund
  ING MidCap Value Fund
  ING SmallCap Value Fund
  ING Real Estate Fund
ING Funds Trust                      811-8895
  ING GNMA Income Fund
  ING Intermediate Bond Fund
  ING Classic Money Market Fund
ING Investment Funds                 811-1939
  ING MagnaCap Fund
ING Mayflower Trust                  811-7978
  ING International Value Fund
ING Mutual Funds                     811-7428
  ING International Fund
  ING Global Technology Fund


  [ING FUNDS LOGO]                          IPROS070102-070102

                       STATEMENT OF ADDITIONAL INFORMATION
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180
                               SEPTEMBER 30, 2002



                                ING EQUITY TRUST
                             ING Biotechnology Fund
                              ING Convertible Fund
                           ING Equity and Income Fund
                           ING Financial Services Fund
                          ING Growth Opportunities Fund
                            ING LargeCap Growth Fund
                          ING Large Company Value Fund
                          ING MidCap Opportunities Fund
                              ING MidCap Value Fund
                              ING Real Estate Fund
                        ING Research Enhanced Index Fund
                         ING SmallCap Opportunities Fund
                             ING SmallCap Value Fund
                          ING Tax Efficient Equity Fund





                           ING INVESTMENT FUNDS, INC.
                                ING MagnaCap Fund


                               ING MAYFLOWER TRUST
                             ING Growth + Value Fund





      This Statement of Additional Information ("SAI") relates to each series listed above (each a "Fund" and collectively, the "ING Funds") of each investment company listed above (each a "Company"). A Prospectus or Prospectuses (the "Prospectus") for the ING Funds , dated September 30, 2002, which provide the basic information you should know before investing in the ING Funds, may be obtained without charge from the ING Funds or the ING Funds' principal underwriter, ING Funds Distributor, Inc., at the address listed above. This SAI is not a prospectus and it should be read in conjunction with the Prospectuses noted above, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). In addition, the financial statements from the ING Funds' Annual Reports dated May 31, 2002, are incorporated herein by reference. Copies of each ING Fund's Prospectus and Annual or Semi-Annual Reports may be obtained without charge by contacting the ING Funds at the address and phone number written above.

                             TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----


HISTORY OF THE ING FUNDS.................................................            1


MANAGEMENT OF THE ING FUNDS..............................................            4


INVESTMENT ADVISER FEES..................................................           26


EXPENSE LIMITATION AGREEMENTS............................................           34


RULE 12B-1 PLANS.........................................................           38


CODE OF ETHICS...........................................................           43


SUPPLEMENTAL DESCRIPTION OF INVESTMENTS..................................           44


INVESTMENT RESTRICTIONS..................................................           88


PORTFOLIO TRANSACTIONS...................................................          105


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................          110


DETERMINATION OF SHARE PRICE.............................................          117


SHAREHOLDER INFORMATION..................................................          119


SHAREHOLDER SERVICES AND PRIVILEGES......................................          119


DISTRIBUTIONS............................................................          122


TAX CONSIDERATIONS.......................................................          123


CALCULATION OF PERFORMANCE DATA..........................................          130


PERFORMANCE COMPARISONS..................................................          134


GENERAL INFORMATION......................................................          140


FINANCIAL STATEMENTS.....................................................          142

                            HISTORY OF THE ING FUNDS


      On December 17, 2001, the Boards of Directors/Trustees of each of the ING Funds approved agreements and plans of reorganization which were intended to decrease the number of corporate entities under which the ING Funds are organized (the "Reorganization") and to align the open-end funds with similar open-end funds that share the same prospectus. The Reorganization only resulted in a change in corporate form of some of the ING Funds, with no change in the substance or investment aspects of the ING Funds. The Reorganization was consummated to align the ING Funds' corporate structures and expedite the Funds' required filings with the SEC, which is expected to lower expenses of the Funds. Shareholders of ING Growth + Value Fund ("Growth + Value Fund") and ING MagnaCap Fund ("MagnaCap Fund") did not approve the Reorganization; therefore those Funds are remain part of ING Mayflower Trust ("Mayflower Trust") and ING Investment Funds, Inc. ("Investment Funds"), respectively.



      As a result of the Reorganization, the following ING Funds Reorganized into series of ING Equity Trust: ING Convertible Fund ("Convertible Fund"), ING Equity and Income Fund ("Equity and Income Fund"), ING Financial Services Fund ("Financial Services Fund"); ING Growth Opportunities Fund ("Growth Opportunities Fund"), ING LargeCap Growth Fund ("LargeCap Growth Fund"), ING Large Company Value Fund ("Large Company Value Fund"), ING Research Enhanced Index Fund ("Research Enhanced Index Fund"), ING SmallCap Opportunities Fund ("SmallCap Opportunities Fund"), and ING Tax Efficient Equity Fund ("Tax Efficient Equity Fund"). ING Biotechnology Fund ("Biotechnology Fund"); ING MidCap Opportunities Fund ("MidCap Opportunities"); ING MidCap Value Fund ("MidCap Value"); and ING SmallCap Value Fund ("SmallCap Value") were originally organized as series of ING Equity Trust, and were not involved in the Reorganization.



EQUITY TRUST



      Equity Trust is a Massachusetts business trust registered as an open-end management investment company. Equity Trust was organized in June of 1998. On November 1, 1999, the name of Equity Trust was changed from the "Northstar Equity Trust" to "Pilgrim Equity Trust" and the name of MidCap Opportunities Fund was changed from "Northstar Mid-Cap Growth Fund" to "Pilgrim MidCap Opportunities Fund." On March 1, 2002, the name of Equity Trust was changed from "Pilgrim Equity Trust," and the name of MidCap Opportunities Fund was changed from "Pilgrim MidCap Opportunities Fund."



      ING REAL ESTATE FUND. Prior to ______________, 2002, the ING Real Estate Fund ("Real Estate Fund") was organized as a series of The Advisors' Inner Circle Fund, a Massachusetts business trust registered as an open-end management investment company. The Advisors' Inner Circle Fund was established on July 18, 1991. At a shareholder meeting held on _____________, the shareholders of the Real Estate Fund approved the Reorganization of the Fund into a series of Equity Trust, at which time the Fund's name was changed from "CRA Realty Shares Portfolio."



ING INVESTMENT FUNDS, INC.



      ING Investment Funds, Inc. ("Investment Funds") is a Maryland corporation registered as an open-end management investment company. Investment Funds was organized in July 1969. Investment Funds currently consists of one separate diversified investment fund, the ING MagnaCap Fund ("MagnaCap Fund").



      On July 14, 1995, the name of Investments Funds was changed from "Pilgrim Investment Funds, Inc." to "Pilgrim America Investment Funds, Inc.," MagnaCap Fund's name was changed from "Pilgrim MagnaCap Fund" to "Pilgrim America MagnaCap Fund." On November 16, 1998, the name of Investment Funds changed to "Pilgrim Investment Funds, Inc.," and the name of MagnaCap Fund changed to "Pilgrim

MagnaCap Fund." On March 1, 2002, the name of Investment Funds was changed from "Pilgrim Investment Funds, Inc." and the name of MagnaCap Fund was changed from "Pilgrim MagnaCap Fund."



ING MAYFLOWER TRUST



      ING Mayflower Trust ("Mayflower Trust") is a Massachusetts business trust registered as an open-end management investment company. Mayflower Trust currently consists of two separate diversified investment funds, one of which is discussed in this SAI. Mayflower Trust was organized in 1993. Growth + Value Fund was organized in 1996.



      On November 1, 1999, the name of Mayflower Trust was changed from "Northstar Trust" (formerly Northstar Advantage Trust) to "Pilgrim Mayflower Trust," and the name of the "Northstar Growth + Value Fund" was changed to "Pilgrim Growth + Value Fund." On March 1, 2002, the name of Mayflower Trust was changed from "Pilgrim Mayflower Trust," and the name of Growth + Value Fund was changed from "Pilgrim Growth + Value Fund."



      Set forth below is information about the Funds prior to the approval of the Reorganization.



FINANCIAL SERVICES FUND. Prior to the Reorganization, Financial Services Fund was the sole series of ING Financial Services Fund, Inc. ING Financial Services Fund, Inc. was a Maryland corporation registered as an open-end management investment company. ING Financial Services Fund, Inc. was organized in November 1985 and changed its name from "Pilgrim Regional BankShares" to "Pilgrim America Bank and Thrift Fund" in April, 1996. ING Financial Services Fund, Inc. operated as a closed-end fund prior to October 17, 1997. On October 16, 1997, shareholders approved open-ending the Fund, and since October 17, 1997, the Fund has operated as an open-end fund. On November 16, 1998, the name of the Fund was changed to "Pilgrim Bank and Thrift Fund" On May 22, 2001, the name of the Fund was changed from "Pilgrim Bank and Thrift Fund" to "Pilgrim Financial Services Fund" On March 1, 2002, the name of ING Financial Services Fund was changed from "Pilgrim Financial Services Fund."



TAX EFFICIENT EQUITY FUND. Prior to the Reorganization, Tax Efficient Equity Fund was a series of ING Funds Trust ("Funds Trust"). Funds Trust is a Delaware business trust registered as an open-end management investment company. Funds Trust was organized on July 30, 1998. On February 28, 2001, the name of "ING Tax Efficient Equity Fund" was changed to "Pilgrim Tax Efficient Equity Fund." On March 1, 2002, the name of Funds Trust was changed from "Pilgrim Funds Trust" and the name of the Tax-Efficient Equity Fund was changed from "Pilgrim Tax Efficient Equity Fund."






GROWTH OPPORTUNITIES FUND. Prior to the Reorganization, Growth Opportunities Fund was the sole series of ING Growth Opportunities Fund, a Massachusetts business trust registered as an open-end management investment company. The Fund was organized in 1986. On November 1, 1999, the name of Growth Opportunities Fund was changed from "Northstar Growth Fund" (formerly Advantage Growth Fund) to "Pilgrim Growth Opportunities Fund." On March 1, 2002, the name of the Fund was changed from "Pilgrim Growth Opportunities Fund."







LARGE COMPANY VALUE FUND. Prior to the Reorganization, Large Company Value Fund was the sole series of ING Large Company Value Fund, Inc., a Maryland corporation registered as an open-end, diversified management investment company. ING Large Company Value Fund was organized in April 1991. On July 26, 2000, the name of Large Company Value Fund was changed from "Lexington Growth and Income Fund" to "Pilgrim Growth and Income Fund." On March 1, 2002, the name of Large Company Value Fund was changed from "Pilgrim Growth and Income Fund."

      RESEARCH ENHANCED INDEX FUND. Prior to the Reorganization, Research Enhanced Index Fund was a series of Mayflower Trust. As discussed above, Mayflower Trust is a Massachusetts business trust registered as an open-end management investment company. Research Enhanced Index Fund was organized in 1998. On November 1, 1999, the name of Research Enhanced Index Fund changed from "Northstar Research Enhanced Index Fund" to "Pilgrim Research Enhanced Index Fund." On March 1, 2002, the name of Research Enhanced Index Fund was changed from "Pilgrim Research Enhanced Index Fund" to "ING Research Enhanced Index Fund."







CONVERTIBLE, EQUITY AND INCOME, AND LARGECAP GROWTH FUNDS. Prior to the Reorganization, Convertible Fund, Equity and Income Fund, and LargeCap Growth Funds were series of ING Mutual Funds ("Mutual Funds"). Mutual Funds is a Delaware business trust registered as an open-end management investment company. Mutual Funds was organized in 1992. Prior to a reorganization of Mutual Funds, which became effective on July 24, 1998, Mutual Funds offered shares in a number of separate diversified portfolios, each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust (the "Master Trust"). The transaction eliminated this two-tiered "master-feeder" structure.



      On March 15, 1999, the names of the series, which were formerly part of Mutual Funds were changed as follows:



Old Name                                          New Name
--------                                          --------
Nicholas-Applegate Large Cap Growth Fund          Pilgrim Large Cap Growth Fund
Nicholas-Applegate Convertible Fund               Pilgrim Convertible Fund
Nicholas-Applegate Balanced Growth Fund           Pilgrim Balanced Fund


      On May 24, 1999, the names of the following Funds were changed as follows:


Old Name                                   New Name
--------                                   --------
Pilgrim Large Cap Growth Fund              Pilgrim LargeCap Growth Fund




      On March 1, 2002, the names of the series that were formerly part of Mutual Funds were changed as follows:



Old Name                                          New Name
--------                                          --------
Pilgrim LargeCap Growth Fund                      ING LargeCap Growth Fund
Pilgrim Convertible Fund                          ING Convertible Fund
Pilgrim Balanced Fund                             ING Equity and Income Fund



SMALLCAP OPPORTUNITIES FUND. Prior to the Reorganization, SmallCap Opportunities Fund was the sole series of ING SmallCap Opportunities Fund, a Massachusetts business trust registered as an open-end management investment company. SmallCap Opportunities Fund was organized in 1986. On November 1, 1999, the name of SmallCap Opportunities Fund was changed from "Northstar Special Fund" (formerly Advantage Special Fund) to "Pilgrim SmallCap Opportunities Fund." On March 1, 2002, the name of SmallCap Opportunities Fund was changed from "Pilgrim SmallCap Opportunities Fund."

                           MANAGEMENT OF THE ING FUNDS

MANAGEMENT OF THE ING FUNDS

Set forth in the table below is information about each Director/Trustee of the ING Funds.

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                      TERM OF                                      COMPLEX
                                                     OFFICE AND                                   OVERSEEN
                                                     LENGTH OF                                       BY         OTHER DIRECTORSHIPS
                                    POSITION(S)         TIME         PRINCIPAL OCCUPATION(S)       DIRECTOR/          HELD BY
     NAME, ADDRESS AND AGE         HELD WITH FUND    SERVED(1)       DURING THE PAST 5 YEARS       TRUSTEE       DIRECTOR/TRUSTEE
--------------------------------- ----------------- ------------- ------------------------------ ------------ ----------------------
INDEPENDENT DIRECTORS/TRUSTEES

PAUL S. DOHERTY                   Director/Trustee  10-29-99 to   Retired.  Mr. Doherty was          102      Mr. Doherty is a
7337 E. Doubletree Ranch Rd.                        Present       formerly President and                      Trustee of the GCG
Scottsdale, Arizona 85258                                         Partner, Doherty, Wallace,                  Trust (February 2002
Age:  67                                                          Pillsbury and Murphy, P.C.,                 to present).
                                                                  Attorneys (1996 to 2001);
                                                                  Director of Tambrands, Inc.
                                                                  (1993 to 1998); and Trustee
                                                                  of each of the funds managed
                                                                  by Northstar Investment
                                                                  Management Corporation (1993
                                                                  to 1999).

J. MICHAEL EARLEY                 Director/Trustee  2-22-02 to    President and Chief                102      Mr. Earley is a
7337 E. Doubletree Ranch Rd.                        Present       Executive Officer of Bankers                Trustee of the GCG
Scottsdale, Arizona 85258                                         Trust Company, N.A. (1992 to                Trust (1997 to
Age:  56                                                          present).                                   present).

R. BARBARA GITENSTEIN             Director/Trustee  2-22-02 to    President of the College of        102      Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.                        Present       New Jersey (1999 to                         Trustee of the GCG
Scottsdale, Arizona 85258                                         present); Executive Vice                    Trust (1997 to
Age:  53                                                          President and Provost at                    present).
                                                                  Drake University (1992 to
                                                                  1998).

WALTER H. MAY                     Director/Trustee  10-29-99 to   Retired.  Mr. May was              102      Mr. May is a Trustee
7337 E. Doubletree Ranch Rd.                        Present       formerly Managing Director                  the GCG Trust
Scottsdale, Arizona 85258                                         and Director of Marketing                   (February 2002 to
Age:  65                                                          for Piper Jaffray, Inc., an                 present) and the Best
                                                                  investment                                  Prep Charity (1991 to
                                                                  banking/underwriting firm.                  present).
                                                                  Mr. May was formerly a
                                                                  Trustee of each of the funds
                                                                  managed by Northstar
                                                                  Investment Management
                                                                  Corporation (1996 to 1999).

---------
(1) Directors/Trustees serve until their successors are duly elected and qualified.

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                      TERM OF                                      COMPLEX
                                                     OFFICE AND                                   OVERSEEN
                                                     LENGTH OF                                       BY         OTHER DIRECTORSHIPS
                                    POSITION(S)         TIME         PRINCIPAL OCCUPATION(S)       DIRECTOR/          HELD BY
     NAME, ADDRESS AND AGE         HELD WITH FUND    SERVED(1)       DURING THE PAST 5 YEARS       TRUSTEE       DIRECTOR/TRUSTEE
--------------------------------- ----------------- ------------- ------------------------------ ------------ ----------------------
JOCK PATTON                       Director/Trustee  8-28-95 to    Private Investor.  Mr.             102      Mr. Patton is a
7337 E. Doubletree Ranch Rd.                        Present       Patton was formerly a                       Trustee of the GCG
Scottsdale, Arizona 85258                                         Director and Chief Executive                Trust (February 2002
Age:  56                                                          Officer of Rainbow                          to present).  He is
                                                                  Multimedia Group, Inc.                      also Director of
                                                                  (January 1999 to December                   Hypercom, Inc. and JDA
                                                                  2001); Director of Stuart                   Software Group, Inc.
                                                                  Entertainment, Inc.;                        (January 1999 to
                                                                  Director of Artisoft, Inc.                  present); National
                                                                  (1994 to 1998); President                   Airlines, Inc.; and BG
                                                                  and co-owner of StockVal,                   Associates, Inc.
                                                                  Inc. (November 1992 to June
                                                                  1997) and a Partner and
                                                                  Director of the law firm of
                                                                  Streich, Lang P.A. (1972 to
                                                                  1993).

DAVID W.C. PUTNAM                 Director/Trustee  10-29-99 to   President and Director of          102      Mr. Putnam is a
7337 E. Doubletree Ranch Rd.                        Present       F.L. Putnam Securities                      Trustee of the GCG
Scottsdale, Arizona 85258                                         Company, Inc. and its                       Trust (February 2002
Age:  62                                                          affiliates.  Mr. Putnam is                  to present).  He is
                                                                  also President, Secretary                   also a Director of
                                                                  and Trustee of The                          F.L. Putnam Securities
                                                                  Principled Equity Market                    Company, Inc. (June
                                                                  Fund.  Mr. Putnam was                       1978 to present); F.L.
                                                                  formerly a Director/Trustee                 Putnam Investment
                                                                  of Trust Realty Corp.,                      Management Company
                                                                  Anchor Investment Trust, Bow                (December 2001 to
                                                                  Ridge Mining Co., and each                  present); Asian
                                                                  of the funds managed by                     American Bank and
                                                                  Northstar Investment                        Trust Company (June
                                                                  Management Corporation (1994                1992 to present); and
                                                                  to 1999).                                   Notre Dame Health Care
                                                                                                              Center (1991 to
                                                                                                              present).  He is also
                                                                                                              a Trustee of The
                                                                                                              Principled Equity
                                                                                                              Market Fund (November
                                                                                                              1996 to present);
                                                                                                              Progressive Capital
                                                                                                              Accumulation Trust
                                                                                                              (August 1998 to
                                                                                                              present); Anchor
                                                                                                              International Bond
                                                                                                              Trust (December 2000
                                                                                                              to present); F.L.
                                                                                                              Putnam Foundation
                                                                                                              (December 2000 to
                                                                                                              present); Mercy
                                                                                                              Endowment Foundation
                                                                                                              (1995 to present); and
                                                                                                              an Honorary Trustee of
                                                                                                              Mercy Hospital (1973
                                                                                                              to present).

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                      TERM OF                                      COMPLEX
                                                     OFFICE AND                                   OVERSEEN
                                                     LENGTH OF                                       BY         OTHER DIRECTORSHIPS
                                    POSITION(S)         TIME         PRINCIPAL OCCUPATION(S)       DIRECTOR/          HELD BY
     NAME, ADDRESS AND AGE         HELD WITH FUND    SERVED(1)       DURING THE PAST 5 YEARS       TRUSTEE       DIRECTOR/TRUSTEE
--------------------------------- ----------------- ------------- ------------------------------ ------------ ----------------------
BLAINE E. RIEKE                   Director/Trustee  2-26-01 to    General Partner of                 102      Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                        Present       Huntington Partners, an                     Director/Trustee of
Scottsdale, Arizona 85258                                         investment partnership (1997                the GCG Trust
Age:  68                                                          to present).  Mr. Rieke was                 (February 2002 to
                                                                  formerly Chairman and Chief                 present) and the
                                                                  Executive Officer of Firstar                Morgan Chase Trust Co.
                                                                  Trust Company (1973 to                      (January 1998 to
                                                                  1996).  Mr. Rieke was                       present).
                                                                  formerly the Chairman of the
                                                                  Board and a Trustee of each
                                                                  of the funds managed by ING
                                                                  Investment Management Co.
                                                                  LLC (1998 to 2001).

ROGER B. VINCENT                  Director/Trustee  2-22-02 to    President of Spingwell             102      Mr. Vincent is a
7337 E. Doubletree Ranch Rd.                        Present       Corporation, a corporate                    Trustee of the GCG
Scottsdale, Arizona 85258                                         advisory firm (1989 to                      Trust (1994 to
Age: 56                                                           present).  Mr. Vincent was                  present).  Mr. Vincent
                                                                  formerly a Director of                      also is a Director of
                                                                  Tatham Offshore, Inc. (1996                 AmeriGas Propane, Inc.
                                                                  to 2000) and Petrolane, Inc.                (1998 to present).
                                                                  (1993 to 1995).

RICHARD A. WEDEMEYER              Director/Trustee  2-26-01 to    Vice President - Finance and       102      Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                        Present       Administration - of the                     Trustee of the GCG
Scottsdale, Arizona 85258                                         Channel Corporation, an                     Trust (February 2002
Age:  65                                                          importer of specialty alloy                 to present) and
                                                                  aluminum products (1996 to                  Touchstone Consulting
                                                                  present).  Mr. Wedemeyer was                Group (1997 to
                                                                  formerly Vice President -                   present).
                                                                  Finance and Administration -
                                                                  of Performance Advantage,
                                                                  Inc., a provider of training
                                                                  and consultation services
                                                                  (1992 to 1996) and Vice
                                                                  President, Operations and
                                                                  Administration, of Jim
                                                                  Henson Productions (1979 to
                                                                  1997).  Mr. Wedemeyer was
                                                                  formerly a Trustee of First
                                                                  Choice Funds (1997 to
                                                                  2001).  Mr. Wedemeyer was
                                                                  also a Trustee of each of
                                                                  the funds managed by ING
                                                                  Investment Management Co.
                                                                  LLC (1998 to 2001).

DIRECTORS/TRUSTEES WHO ARE
"INTERESTED PERSONS"

R. GLENN HILLIARD(2)              Director/Trustee  2-26-02 to    Chairman and CEO of ING            102      Mr. Hilliard is a
ING Americas                                        Present       Americas and a member of its                Trustee of the GCG
5780 Powers Ferry Road, NW                                        Americas Executive Committee                Trust (February 2002
Atlanta, GA 30327                                                 (1999 to present). Mr.                      to present).  Mr.
Age:  59                                                          Hilliard was formerly                       Hilliard also serves
                                                                  Chairman and CEO of ING                     as a member of the
                                                                  North America, encompassing                 Board of Directors of
                                                                  the U.S., Mexico and Canada                 the

--------

(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                      TERM OF                                      COMPLEX
                                                     OFFICE AND                                   OVERSEEN
                                                     LENGTH OF                                       BY         OTHER DIRECTORSHIPS
                                    POSITION(S)         TIME         PRINCIPAL OCCUPATION(S)       DIRECTOR/          HELD BY
     NAME, ADDRESS AND AGE         HELD WITH FUND    SERVED(1)       DURING THE PAST 5 YEARS       TRUSTEE       DIRECTOR/TRUSTEE
--------------------------------- ----------------- ------------- ------------------------------ ------------ ----------------------
                                                                  regions (1994 to 1999).                     Clemson University
                                                                                                              Foundation, the Board
                                                                                                              of Councilors for the
                                                                                                              Carter Center, a
                                                                                                              Trustee of the
                                                                                                              Woodruff Arts Center
                                                                                                              and sits on the Board
                                                                                                              of Directors for the
                                                                                                              High Museum of Art.

THOMAS J. MCINERNEY(3)            Director/Trustee  2-26-01 to    Chief Executive Officer, ING       154      Mr. McInerney serves
7337 E. Doubletree Ranch Rd.                        Present       U.S. Financial Services                     as Director/Trustee of
Scottsdale, Arizona 85258                                         (September 2001 to present)                 the GCG Trust
Age:  45                                                          and a member of ING                         (February 2002 to
                                                                  Americas' Executive                         present); Aeltus
                                                                  Committee (2001 to                          Investment Management,
                                                                  present).  Mr. McInerney is                 Inc. (1997 to
                                                                  also President, Chief                       present); each of the
                                                                  Executive Officer and                       Aetna Funds (April
                                                                  Director of Northern Life                   2002 to present);
                                                                  Insurance Company (2001 to                  Ameribest Life
                                                                  present); and President and                 Insurance Co. (2001 to
                                                                  Director of Aetna Life                      present); Equitable
                                                                  Insurance and Annuity                       Life Insurance Co.
                                                                  Company (1997 to present),                  (2001 to present);
                                                                  Aetna Retirement Holdings,                  First Columbine Life
                                                                  Inc. (1997 to present),                     Insurance Co. (2001 to
                                                                  Aetna Investment Adviser                    present); Golden
                                                                  Holding Company (2000 to                    American Life
                                                                  present), and Aetna Retail                  Insurance Co. (2001 to
                                                                  Holding Company (2000 to                    present); Life
                                                                  present).  Mr. McInerney was                Insurance Company of
                                                                  formerly General Manager and                Georgia (2001 to
                                                                  Chief Executive Officer of                  present); Midwestern
                                                                  ING Worksite Division                       United Life Insurance
                                                                  (December 2000 to October                   Co. (2001 to present);
                                                                  2001); President of Aetna                   ReliaStar Life
                                                                  Financial Services (August                  Insurance Co. (2001 to
                                                                  1997 to December 2000); Head                present); Security
                                                                  of National Accounts and                    Life of Denver (2001
                                                                  Core Sales and Marketing for                to present); Security
                                                                  Aetna U.S. Healthcare (April                Connecticut Life
                                                                  1996 to March 1997); Head of                Insurance Co. (2001 to
                                                                  Corporate Strategies for                    present); Southland
                                                                  Aetna Inc. (July 1995 to                    Life Insurance Co.
                                                                  April 1996); and has held a                 (2001 to present); USG
                                                                  variety of line and                         Annuity and
                                                                  corporate staff positions
                                                                  since 1978.

--------

(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                      TERM OF                                      COMPLEX
                                                     OFFICE AND                                   OVERSEEN
                                                     LENGTH OF                                       BY         OTHER DIRECTORSHIPS
                                    POSITION(S)         TIME         PRINCIPAL OCCUPATION(S)       DIRECTOR/          HELD BY
     NAME, ADDRESS AND AGE         HELD WITH FUND    SERVED(1)       DURING THE PAST 5 YEARS       TRUSTEE       DIRECTOR/TRUSTEE
--------------------------------- ----------------- ------------- ------------------------------ ------------ ----------------------


                                                                                                              Life Company (2001 to
                                                                                                              present); and United
                                                                                                              Life and Annuity
                                                                                                              Insurance Co. Inc
                                                                                                              (2001 to present).
                                                                                                              Mr. McInerney is a
                                                                                                              member of the Board of
                                                                                                              the National
                                                                                                              Commission on
                                                                                                              Retirement Policy, the
                                                                                                              Governor's Council on
                                                                                                              Economic
                                                                                                              Competitiveness and
                                                                                                              Technology of
                                                                                                              Connecticut, the Board
                                                                                                              of Directors of the
                                                                                                              Connecticut Business
                                                                                                              and Industry
                                                                                                              Association, the Board
                                                                                                              of Trustees of the
                                                                                                              Bushnell, the Board
                                                                                                              for the Connecticut
                                                                                                              Forum, and the Board
                                                                                                              of the Metro Hartford
                                                                                                              Chamber of Commerce,
                                                                                                              and is Chairman of
                                                                                                              Concerned Citizens for
                                                                                                              Effective Government.

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
                                                      TERM OF                                      COMPLEX
                                                     OFFICE AND                                   OVERSEEN
                                                     LENGTH OF                                       BY         OTHER DIRECTORSHIPS
                                    POSITION(S)         TIME         PRINCIPAL OCCUPATION(S)       DIRECTOR/          HELD BY
     NAME, ADDRESS AND AGE         HELD WITH FUND   SERVED(1)        DURING THE PAST 5 YEARS       TRUSTEE       DIRECTOR/TRUSTEE
--------------------------------- ----------------- ------------- ------------------------------ ------------ ----------------------
JOHN G. TURNER(4)                 Chairman and      10-29-99 to   President, Turner Investment       102      Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.      Director/Trustee  Present       Company (since January                      member of the Board of
Scottsdale, Arizona 85258                                         2002).  Mr. Turner was                      the GCG Trust. Mr.
Age:  62                                                          formerly Vice Chairman of                   Turner also serves as
                                                                  ING Americas (2000 to 2001);                Director of the Hormel
                                                                  Chairman and Chief Executive                Foods Corporation (May
                                                                  Officer of ReliaStar                        2000 to present);
                                                                  Financial Corp. and                         Shopko Stores, Inc.
                                                                  ReliaStar Life Insurance                    (August 1999 to
                                                                  Company (1993 to 2000);                     present); and M.A.
                                                                  Chairman of ReliaStar United                Mortenson Co. (March
                                                                  Services Life Insurance                     2002 to present).
                                                                  Company (1995 to 1998);
                                                                  Chairman of ReliaStar Life
                                                                  Insurance Company of New
                                                                  York (1995 to 2001);
                                                                  Chairman of Northern Life
                                                                  Insurance Company (1992 to
                                                                  2000); Chairman and
                                                                  Director/Trustee of the
                                                                  Northstar affiliated
                                                                  investment companies (1993
                                                                  to 2001) and Director,
                                                                  Northstar Investment
                                                                  Management Corporation and
                                                                  its affiliates (1993 to
                                                                  1999).

--------

(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

      Information about the ING Funds' officers are set forth in the table below:


                                       POSITIONS HELD
                                            WITH          TERM OF OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE             THE FUND         OF TIME SERVED (1)(2)(3)                  FIVE YEARS (4)
        ---------------------          --------------     -------------------------          ---------------------------------------
 JAMES M. HENNESSY                    President, Chief   March 2002 to Present               President and Chief Executive Officer
 7337 E. Doubletree Ranch Rd.         Executive          (for the ING Funds)                 of ING Capital Corporation, LLC, ING
 Scottsdale, Arizona 85258            Officer and                                            Funds Services, LLC, ING Advisors,
 Age:  52                             Chief Operating                                        Inc., ING Investments, LLC, Lexington
                                      Officer            February 2001 to March 2002         Funds Distributor, Inc., Express
                                                         (for the Pilgrim Funds)             America T.C. Inc. and EAMC
                                      President, Chief                                       Liquidation Corp. (since December
                                      Executive                                              2001); Executive Vice President and
                                      Officer and        July 2000 to February 2001          Chief Operating Officer of ING
                                      Chief Operating    (for the Pilgrim Funds)             Quantitative Management, Inc. (since
                                      Officer                                                October 2001) and ING Funds
                                                                                             Distributor, Inc. (since June 2000).
                                      Chief Operating                                        Formerly, Senior Executive Vice
                                      Officer                                                President (June 2000 to December
                                                                                             2000) and Secretary (April 1995 to
                                                                                             December 2000) of ING Capital
                                                                                             Corporation, LLC, ING Funds Services,
                                                                                             LLC, ING Investments, LLC, ING
                                                                                             Advisors, Inc., Express America T.C.
                                                                                             Inc., and EAMC Liquidation Corp.; and
                                                                                             Executive Vice President, ING Capital
                                                                                             Corporation, LLC and its affiliates
                                                                                             (May 1998 to June 2000) and Senior
                                                                                             Vice President, ING Capital
                                                                                             Corporation, LLC and its affiliates
                                                                                             (April 1995 to April 1998).

 STANLEY D. VYNER                     Executive Vice     March 2002 to Present               Executive Vice President of ING
 7337 E. Doubletree Ranch Rd.         President          (for the ING Funds)                 Advisors, Inc. and ING Investments,
 Scottsdale, Arizona 85258                                                                   LLC (since July 2000) and Chief
 Age:  51                                                July 1996 to March 2002             Investment Officer of the
                                      Executive Vice     (for the international portfolios   International Portfolios, ING
                                      President          of the Pilgrim Funds)               Investments, LLC (since July 1996).
                                                                                             Formerly, President and Chief
                                                                                             Executive Officer of ING Investments,
                                                                                             LLC (August 1996 to August 2000).

 MARY LISANTI                         Executive Vice     March 2002 to Present               Executive Vice President of ING
 7337 E. Doubletree Ranch Rd.         President          (for the ING Funds)                 Investments, LLC and ING Advisors,
 Scottsdale, Arizona 85258                                                                   Inc. (since November 1999) and of ING
 Age:  45                                                May 1998 to March 2002              Quantitative Management, Inc. (since
                                      Executive Vice     (for the domestic equity            July 2000); Chief Investment Officer
                                      President          portfolios of the Pilgrim Funds)    of the Domestic Equity Portfolios,
                                                                                             ING Investments, LLC (since 1999).
                                                                                             Formerly, Executive Vice President
                                                                                             and Chief Investment Officer for the
                                                                                             Domestic Equity Portfolios of
                                                                                             Northstar Investment Management
                                                                                             Corporation, whose name changed to
                                                                                             Pilgrim Advisors, Inc. and
                                                                                             subsequently became part of ING
                                                                                             Investments, LLC  (May 1998 to
                                                                                             October 1999); Portfolio Manager with
                                                                                             Strong Capital Management (May 1996
                                                                                             to 1998); a Managing Director and
                                                                                             Head of Small- and Mid-Capitalization
                                                                                             Equity Strategies at Bankers Trust
                                                                                             Corp. (1993 to 1996).

                                       POSITIONS HELD
                                            WITH          TERM OF OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE             THE FUND         OF TIME SERVED (1)(2)(3)                  FIVE YEARS (4)
        ---------------------          --------------     -------------------------          ---------------------------------------
 MICHAEL J. ROLAND                    Executive Vice     March 2002 to Present               Executive Vice President, Chief
 7337 E. Doubletree Ranch Rd.         President,         (for the ING Funds)                 Financial Officer and Treasurer of
 Scottsdale, Arizona 85258            Assistant                                              ING Funds Services, LLC, ING Funds
 Age:  43                             Secretary and                                          Distributor, Inc., ING Advisors,
                                      Principal          June 1998 to March 2002             Inc., ING Investments, LLC, ING
                                      Financial Officer  (for the Pilgrim Funds)             Quantitative Management, Inc.,
                                                                                             Lexington Funds Distributor, Inc.,
                                      Senior Vice                                            Express America T.C. Inc. and EAMC
                                      President and                                          Liquidation Corp. (since December
                                      Principal                                              2001).  Formerly, Senior Vice
                                      Financial Officer                                      President, ING Funds Services, LLC,
                                                                                             ING Investments, LLC, and ING Funds
                                                                                             Distributor, Inc. (June 1998 to
                                                                                             December 2001) and Chief Financial
                                                                                             Officer of Endeavor Group (April 1997
                                                                                             to June 1998).

 RALPH G. NORTON III                  Senior Vice        March 2002 to Present               Senior Vice President of ING
 7337 E. Doubletree Ranch Rd.         President          (for the ING Funds)                 Investment Advisors, Inc. and ING
 Scottsdale, Arizona 85258                                                                   Investments, LLC (since October 2001)
 Age: 42                                                 August 2001 to March 2002           and Chief Investment Officer of the
                                      Senior Vice        (for the fixed income portfolios    Fixed Income Portfolios, ING
                                      President          of the Pilgrim Funds)               Investments, LLC  (since October
                                                                                             2001).  Formerly, Senior Market
                                                                                             Strategist, Aeltus Investment
                                                                                             Management, Inc. (January 2001 to
                                                                                             August 2001) and Chief Investment
                                                                                             Officer, ING Investments, LLC  (1990
                                                                                             - January 2001).

 ROBERT S. NAKA                       Senior Vice        March 2002 to Present               Senior Vice President and Assistant
 7337 E. Doubletree Ranch Rd.         President and      (for the ING Funds)                 Secretary of ING Funds Services, LLC,
 Scottsdale, Arizona 85258            Assistant                                              ING Funds Distributor, Inc., ING
 Age:  38                             Secretary          November 1999 to March 2002         Advisors, Inc., ING Investments, LLC,
                                                         (for the Pilgrim Funds)             ING Quantitative Management, Inc.
                                      Senior Vice                                            (since October 2001) and Lexington
                                      President and      July 1994 to November 1999          Funds Distributor, Inc. (since
                                      Assistant          (for the Pilgrim Funds)             December 2001).  Formerly, Vice
                                      Secretary                                              President, ING Investments, LLC
                                                                                             (April 1997 to October 1999), ING
                                      Assistant                                              Funds Services, LLC (February 1997 to
                                      Secretary                                              August 1999) and Assistant Vice
                                                                                             President, ING Funds Services, LLC
                                                                                             (August 1995 to February 1997).

 ROBYN L. ICHILOV                     Vice President     March 2002 to Present               Vice President of ING Funds Services,
 7337 E. Doubletree Ranch Rd.         and Treasurer      (for the ING Funds)                 LLC (since October 2001) and ING
 Scottsdale, Arizona 85258                                                                   Investments, LLC (since August 1997);
 Age:  34                             Vice President     May 1998 to March 2002              Accounting Manager, ING Investments,
                                      and Treasurer      (for the Pilgrim Funds)             LLC (since November 1995).

                                      Vice President     November 1997 to May 1998
                                                         (for the Pilgrim Funds)

                                       POSITIONS HELD
                                            WITH          TERM OF OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE             THE FUND         OF TIME SERVED (1)(2)(3)                  FIVE YEARS (4)
        ---------------------          --------------     -------------------------          ---------------------------------------
 KIMBERLY A. ANDERSON                 Vice President     March 2002 to Present             Vice President for ING Quantitative
 7337 E. Doubletree Ranch Rd.         and Secretary      (for the ING Funds)               Management, Inc. (since October
 Scottsdale, Arizona 85258                                                                 2001); Vice President and Assistant
 Age:  37                                                February 2001 to March 2002       Secretary of ING Funds Services, LLC,
                                                         (for the Pilgrim Funds)           ING Funds Distributor, Inc., ING
                                                                                           Advisors, Inc., ING Investments, LLC
                                                                                           (since October 2001) and Lexington
                                                                                           Funds Distributor, Inc. (since
                                                                                           December 2001).  Formerly, Assistant
                                                                                           Vice President of ING Funds Services,
                                                                                           LLC (November 1999 to January 2001)
                                                                                           and has held various other positions
                                                                                           with ING Funds Services, LLC for more
                                                                                           than the last five years.

 LOURDES R. BERNAL                    Vice President     March 2002 to Present             Vice President of ING Investments,
 7337 E. Doubletree Ranch Rd.                            (for certain ING Funds)           LLC (since January 2002). Prior to
 Scottsdale, Arizona 85258                                                                 joining ING Investments, LLC in 2002,
 Age:  32                                                February 2002 to present          Ms. Bernal was a Senior Manager in
                                                         (for the Pilgrim Funds)           the Investment Management Practice,
                                                                                           PricewaterhouseCoopers LLP (July 2000
                                                                                           to December 2001); Manager,
                                                                                           PricewaterhouseCoopers LLP (July 1998
                                                                                           to July 2000); Manager, Coopers &
                                                                                           Lybrand LLP (July 1996 to June 1998);
                                                                                           Senior Associate, Coopers & Lybrand
                                                                                           LLP (July 1992 to June 1996); and
                                                                                           Associate, Coopers & Lybrand LLP
                                                                                           (August 1990 to June 1992).

 TODD MODIC                            Assistant Vice    March 2002 to Present             Director of Financial Reporting of
 7337 E. Doubletree Ranch Rd.          President         (for certain ING Funds)           ING Investments, LLC (since March
 Scottsdale, Arizona 85258                                                                 2001).  Formerly, Director of
 Age:  34                                                August 2001 to March 2002         Financial Reporting, Axient
                                                         (for the Pilgrim Funds)           Communications, Inc. (May 2000 to
                                                                                           January 2001) and Director of
                                                                                           Finance, Rural/Metro Corporation
                                                                                           (March 1995 to May 2000).

 MARIA M. ANDERSON                    Assistant Vice     March 2002 to Present             Assistant Vice President of ING Funds
 7337 E. Doubletree Ranch Rd.         President          (for certain ING Funds)           Services, LLC (since October 2001).
 Scottsdale, Arizona 85258                                                                 Formerly, Manager of Fund Accounting
 Age: 43                                                 August 2001 to March 2002         and Fund Compliance, ING Investments,
                                                         (for the Pilgrim Funds)           LLC (September 1999 to November
                                                                                           2001); Section Manager of Fund
                                                                                           Accounting, Stein Roe Mutual Funds
                                                                                           (July 1998 to August 1999); and
                                                                                           Financial Reporting Analyst, Stein
                                                                                           Roe Mutual Funds (August 1997 to July
                                                                                           1998).
 ROBERT K. KINSEY                     Vice President     March 2002 to Present             Vice President, ING Investments, LLC
 7337 E. Doubletree Ranch Rd.         and Portfolio      (for certain ING Funds)           (since March 1999).  Formerly, Vice
 Scottsdale, Arizona 85258            Manager                                              President and Fixed Income Portfolio
 Age:  42                             (Equity and        March 1999 to March 2002          Manager, Federated Investors (January
                                      Income Fund)       (for certain Pilgrim Funds)       1995 to March 1999); Principal and
                                                                                           Sub-Adviser, Harris Investment
                                                                                           Management (July 1992 to January 1995).

                                       POSITIONS HELD
                                            WITH          TERM OF OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE             THE FUND         OF TIME SERVED (1)(2)(3)                  FIVE YEARS (4)
        ---------------------          --------------     -------------------------          ---------------------------------------
 EDWIN SCHRIVER                       Senior Vice        March 2002 to Present               Senior Vice President (since November
 7337 E. Doubletree Ranch Rd.         President and      (for certain ING Funds)             1999) and Senior Portfolio Manager
 Scottsdale, Arizona 85258            Senior Portfolio                                       (since October 2001) for ING
 Age:  56                             Manager (Equity    November 1999 to March 2002         Investments, LLC.  Formerly, Senior
                                      and Income Fund)   (for certain Pilgrim Funds)         High Yield Analyst, Dreyfus Corporation
                                                                                             (April 1998 to November 1999); and
                                                                                             President of Cresent City Research
                                                                                             (July 1993 to April 1998).

 STEVEN RAYNER                        Vice President     March 2002 to Present               Vice President of ING Investments,
 7337 E. Doubletree Ranch Rd.         and Co-Portfolio   (for certain ING Funds)             LLC (since October 2001).  Formerly,
 Scottsdale, Arizona 85258            Manager                                                Assistant Vice President, ING
 Age:  35                             (Financial         January 2001 to March 2002          Investments, LLC; (February 1998 to
                                      Services Fund)     (for certain Pilgrim Funds)         January 2001) and has held various
                                                                                             other positions with ING Investments,
                                                                                             LLC and its predecessors since June
                                                                                             1995.

 ROBERT KLOSS                         Vice President     March 2002 to Present               Vice President of ING Investments, LLC
 7337 E. Doubletree Ranch Rd.         and Co-Portfolio   (for certain ING Funds)             (since January 2001) and has held
 Scottsdale, Arizona 85258            Manager                                                various other positions with ING
 Age:  45                             (Financial         January 2001 to March 2002          Investments, LLC and its predecessors
                                      Services Fund)     (for certain Pilgrim Funds)         for the last five years.

 THOMAS JACKSON                       Senior Vice        March 2002 to Present               Senior Vice President, ING
 7337 E. Doubletree Ranch Rd.         President and      (for certain ING Funds)             Investments, LLC (since June 2001)
 Scottsdale, Arizona 85258            Senior Portfolio                                       and ING Advisors, Inc. (since October
 Age:  56                             Manager            June 2001 to March 2002             2001); and Senior Portfolio Manager
                                      (Large Company     (for certain Pilgrim Funds)         for ING Investments, LLC and ING
                                      Value, MagnaCap,                                       Advisors, Inc. (since October 2001).
                                      Tax Efficient                                          Formerly, Managing Director,
                                      Equity and                                             Prudential Investments (April 1990 to
                                      Equity and                                             December 2000); and prior to April
                                      Income Funds)                                          1990, Co-Chief Investment Officer and
                                                                                             Managing Director at Century Capital
                                                                                             Associates and Red Oak Advisors.

 JEFFREY BERNSTEIN                    Senior Vice        March 2002 to Present               Senior Vice President (since October
 7337 E. Doubletree Ranch Rd.         President and      (for certain ING Funds)             1999) of ING Investments, LLC and
 Scottsdale, Arizona 85258            Senior Portfolio                                       Senior Portfolio Manager (since
 Age:  35                             Manager            June 2000 to March 2002             October 2001) for ING Advisors, Inc.
                                      (Growth            (for certain Pilgrim Funds)         and ING Investments, LLC.  Formerly,
                                      Opportunities,                                         Portfolio Manager, Northstar
                                      LargeCap Growth,                                       Investment Management Corporation,
                                      and MidCap                                             whose name changed to Pilgrim
                                      Opportunities                                          Advisors, Inc. and subsequently
                                      Funds)                                                 became part of ING Investments, LLC
                                                                                             (May 1998 to October 1999); Portfolio
                                                                                             Manager, Strong Capital Management
                                                                                             (1997 to May 1998); and Portfolio
                                                                                             Manager, Berkeley Capital (1995 to
                                                                                             1997).

                                       POSITIONS HELD
                                            WITH          TERM OF OFFICE AND LENGTH          PRINCIPAL OCCUPATION(S) DURING THE LAST
        NAME, ADDRESS AND AGE             THE FUND         OF TIME SERVED (1)(2)(3)                  FIVE YEARS (4)
        ---------------------          --------------     -------------------------          ---------------------------------------
 JAMES VAIL                            Senior Vice       March 2002 to Present               Senior Vice President for ING
 7337 E. Doubletree Ranch Rd.          President and     (for certain ING Funds)             Investments, LLC (since June 2001)
 Scottsdale, Arizona 85258             Portfolio                                             and Portfolio Manager of ING
 Age:  57                              Manager           June 2001 to March 2002             Investments, LLC and ING Advisors,
                                       (Tax Efficient    (for certain Pilgrim Funds)         Inc. (since October 2001).  Formerly,
                                       Equity Fund)                                          Vice President, Lexington Management
                                                                                             Corporation (which was acquired by
                                                                                             ING Investments, LLC's parent company
                                                                                             in July 2000) (1991 to 2000); and has
                                                                                             held investment research positions
                                                                                             with Chemical Bank, Oppenheimer &
                                                                                             Co., Robert Fleming, Inc. and Beacon
                                                                                             Trust Company, where he was a Senior
                                                                                             Investment Analyst.

(1) The officers hold office until the next annual meeting of the Directors/Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."

(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
   LLC)

ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
   Investments, LLC)

ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
   Investments, LLC)

ING Pilgrim Investments, LLC (February 2001 - formed)

ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
   Investments, Inc.)

Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.)

Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
   Investments, Inc.)

Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory
   Corporation)

Newco Advisory Corporation (December 1994 - incorporated)

** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)


ING Funds Distributor, Inc. (March 2002 - name changed from ING Pilgrim
   Securities, Inc.)

ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
   Securities, Inc.)

Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
   Inc.)

Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
   Securities, Inc.)

Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
   Distributors Corporation)

Newco Distributors Corporation (December 1994 - incorporated)



ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)

ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)

ING Pilgrim Group, LLC (February 2001 - formed)

ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)

Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
   Inc.)

Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.)

Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
   Inc.)

Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
   Management Corporation)

Newco Holdings Management Corporation (December 1994 - incorporated)



ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
   Corporation, LLC)

ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital
   Corporation, LLC)

ING Pilgrim Capital Corporation, LLC (February 2001 - formed)

ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
   Capital Corporation)

Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings
   Corporation)

Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
   Holdings, Inc.)

Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
   Corporation)

Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
   Capital Corporation)

Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
   Corporation)

Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)

ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
   Management Corporation)

ING Lexington Management Corporation (October 2000 name changed from Lexington
   Management Corporation)

Lexington Management Corporation (December 1996 - incorporated)


ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
   Quantitative Management, Inc.)

ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market
   Systems Research Advisors)

Market Systems Research Advisors, Inc. (November 1986 - incorporated)

BOARD OF DIRECTORS/TRUSTEES

      The Board of Directors/Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Directors/Trustees are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

      Committees

      An Executive Committee of the Board of Directors/Trustees was formed in order to act on behalf of the full Board of Directors/Trustees between meetings when necessary. The following Directors/Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held three (3) meetings during the calendar year ended December 31, 2001.

      The Board of Directors/Trustees has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Earley, Rieke, Vincent, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held four (4) meetings during the calendar year ended December 31, 2001.

      The Board of Directors/Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Funds for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. May, Patton, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held five
(5) meetings during the calendar year ended December 31, 2001.

      The Board of Directors/Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors/Trustees candidates it proposes for nomination to fill Independent Director/Trustee vacancies on the Board of Directors/Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held one (1) meeting during the calendar year ended December 31, 2001.

      The Board of Directors/Trustees has established an Investment Review Committee that will monitor the investment performance of the Funds and to make recommendations to the Board of Directors/Trustees with respect to the Funds. The Committee for the domestic equity funds currently consists of Messrs. May, Hilliard, Rieke, and Vincent. Mr. Vincent serves as Chairman of the Committee. The Investment Review Committee was established on December 17, 2001; therefore, the Investment Review Committees did not hold any meetings during 2001.

      DIRECTOR/TRUSTEE OWNERSHIP OF SECURITIES

      Set forth below is the dollar range of equity securities owned by each Director/Trustee.


                                                                                                     AGGREGATE DOLLAR
                                                                                                     RANGE OF EQUITY
                                                                                                      SECURITIES IN
                                                                                                      ALL REGISTERED
                                                                                                       INVESTMENT
NAME OF DIRECTOR/TRUSTEE   DOLLAR RANGE OF EQUITY SECURITIES IN EACH COMPANY AS OF DECEMBER 31, 2001   COMPANIES
-------------------------- -------------------------------------------------------------------------   OVERSEEN BY
                                                 EQUITY            GROWTH   GROWTH LARGE    LARGE    DIRECTOR/TRUSTEE
                            BIOTECH-               AND  FINANCIAL  OPPORTU-   +     CAP    COMPANY     IN FAMILY OF
                             NOLOGY  CONVERTIBLE INCOME SERVICES    NITIES   VALUE GROWTH   VALUE       INVESTMENT
                              FUND       FUND     FUND   FUND        FUND     FUND  FUND    FUND        COMPANIES
                            -------  ----------- ------ ---------  -------- ------ ------  -------   --------------------
INDEPENDENT
DIRECTORS/TRUSTEES

Paul S. Doherty                                                                                       $10,001 - $50,000
J. Michael Earley(1)                                                                                       None
R. Barbara Gitenstein(1)                                                                                   None
Walter H. May                                                                                          Over $100,000
Jock Patton                                                                                          $50,001 to $100,000
David W. C. Putnam                                                                                         None
Blaine E. Rieke                                                                                      $50,001 - $100,000
Roger B. Vincent(1)                                                                                        None
Richard A. Wedemeyer                                                                                  $10,001 - $50,000

DIRECTORS/TRUSTEES WHO
ARE "INTERESTED PERSONS"

R. Glenn Hilliard(2)                                                                                   Over $100,000
Thomas J. McInerney                                                                                    $1 - $10,000
John G. Turner                                                                                         Over $100,000



(1)  Elected as a Director/Trustee on February 22, 2002.



(2)  Elected as a Director/Trustee on February 26, 2002.


                                                                                                                      AGGREGATE
                                                                                                                    DOLLAR RANGE
                                                                                                                     OF EQUITY
                                                                                                                    SECURITIES IN
                                 DOLLAR RANGE OF EQUITY SECURITIES IN EACH COMPANY AS OF DECEMBER 31, 2001         ALL REGISTERED
                            ---------------------------------------------------------------------------------        INVESTMENT
                                                                                                                      COMPANIES
                                                                                                                     OVERSEEN BY
                                       MIDCAP                                                           TAX        DIRECTOR/TRUSTEE
                                      OPPORTUN-  MIDCAP   REAL   RESEARCH     SMALLCAP               EFFICIENT      IN FAMILY OF
     NAME OF                MAGNACAP   ITIES     VALUE   ESTATE  ENHANCED   OPPORTUNITIES  SMALLCAP   EQUITY         INVESTMENT
DIRECTOR/TRUSTEE              FUND      FUND      FUND   FUND   INDEX FUND      FUND      VALUE FUND    FUND          COMPANIES
----------------            -------- ----------  ------  ------ ----------  ------------- ---------- ---------    ------------------
INDEPENDENT
DIRECTORS/TRUSTEES
Paul S. Doherty                                                                                                    $10,001 - $50,000
J. Michael Earley(1)                                                                                                     None
R. Barbara Gitenstein(1)                                                                                                 None
Walter H. May                                                                                                        Over $100,000
Jock Patton                                                                                                           $50,001 to
                                                                                                                       $100,000
David W. C. Putnam                                                                                                       None
Blaine E. Rieke                                                                                                        $50,001 -
                                                                                                                       $100,000
Roger B. Vincent(1)                                                                                                      None
Richard A. Wedemeyer                                                                                               $10,001 - $50,000

DIRECTORS/TRUSTEES WHO ARE "INTERESTED PERSONS"
R. Glenn Hilliard(2)                                                                                                 Over $100,000
Thomas J. McInerney                                                                                                   $1 - $10,000
John G. Turner                                                                                                       Over $100,000



(1)  Elected as a Director/Trustee on February 22, 2002.



(2)  Elected as a Director/Trustee on February 26, 2002.

INDEPENDENT DIRECTOR/TRUSTEE OWNERSHIP OF SECURITIES

         Set forth in the table below is information regarding each Independent Director/Trustee's (and his or her immediate family members') share ownership in securities of the ING Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).


                             NAME OF OWNERS
                            AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
     NAME OF DIRECTOR          TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
     ----------------          -----------         -------         --------------       ----------         -----
PAUL S. DOHERTY                    N/A               N/A                N/A                 $0              N/A
J. MICHAEL EARLEY(1)               N/A               N/A                N/A                 $0              N/A
R. BARBARA GITENSTEIN(1)           N/A               N/A                N/A                 $0              N/A
WALTER H. MAY                      N/A               N/A                N/A                 $0              N/A
JOCK PATTON                        N/A               N/A                N/A                 $0              N/A
DAVID W. C. PUTNAM                 N/A               N/A                N/A                 $0              N/A
BLAINE E. RIEKE                    N/A               N/A                N/A                 $0              N/A
ROGER B. VINCENT(1)                N/A               N/A                N/A                 $0              N/A
RICHARD A. WEDEMEYER               N/A               N/A                N/A                 $0              N/A

-------------

(1)  ELECTED AS A DIRECTOR/TRUSTEE ON FEBRUARY 22, 2002.



COMPENSATION OF DIRECTORS/TRUSTEES

         Each Fund pays each Director/Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on each Fund's average net assets as a percentage of the average net assets of all the funds managed by the investment adviser for which the Directors/Trustees serve in common as Directors/Trustees.


         The following table sets forth information regarding compensation of Directors/Trustees by each Fund for the fiscal year ended May 31, 2002. Officers of the Companies and Directors/Trustees who are interested persons of the Companies do not receive any compensation from a Fund or any other funds managed by the investment adviser.

                               COMPENSATION TABLE









                                                               FINANCIAL      GROWTH                                 LARGE
     NAME OF        BIOTECHNOLOGY  CONVERTIBLE    EQUITY AND    SERVICES   OPPORTUNITIES   GROWTH +     LARGECAP    COMPANY
 PERSON, POSITION        FUND          FUND      INCOME FUND      FUND         FUND       VALUE FUND  GROWTH FUND  VALUE FUND
 ----------------        ----          ----      -----------      ----         ----       ----------  -----------  ----------
MARY A. BALDWIN(1)
ADVISORY BOARD
MEMBER

S.M.S. CHADHA(1)
ADVISORY BOARD
MEMBER

PAUL S. DOHERTY
DIRECTOR/TRUSTEE

J. MICHAEL
EARLEY(2)
DIRECTOR/TRUSTEE

R. BARBARA
GITENSTEIN(2)
DIRECTOR/TRUSTEE

ALAN S. GOSULE(3)
DIRECTOR/TRUSTEE

R. GLENN
HILLIARD(4)(5)
DIRECTOR/TRUSTEE

WALTER H. MAY
DIRECTOR/TRUSTEE

ANDREW M.
MCCOSH(1)
ADVISORY BOARD
MEMBER



                    PENSION OR                       TOTAL
                    RETIREMENT                   COMPENSATION
                     BENEFITS     ESTIMATED          FROM
                     ACCRUED        ANNUAL        REGISTRANT
                    AS PART OF     BENEFITS        AND FUND
     NAME OF           FUND          UPON       COMPLEX PAID TO
 PERSON, POSITION    EXPENSES     RETIREMENT   DIRECTORS/TRUSTEES
 ----------------    --------     ----------   ------------------
MARY A. BALDWIN(1)
ADVISORY BOARD
MEMBER

S.M.S. CHADHA(1)
ADVISORY BOARD
MEMBER

PAUL S. DOHERTY
DIRECTOR/TRUSTEE

J. MICHAEL
EARLEY(2)
DIRECTOR/TRUSTEE

R. BARBARA
GITENSTEIN(2)
DIRECTOR/TRUSTEE

ALAN S. GOSULE(3)
DIRECTOR/TRUSTEE

R. GLENN
HILLIARD(4)(5)
DIRECTOR/TRUSTEE

WALTER H. MAY
DIRECTOR/TRUSTEE

ANDREW M.
MCCOSH(1)
ADVISORY BOARD
MEMBER





                                                               FINANCIAL      GROWTH                                 LARGE
     NAME OF        BIOTECHNOLOGY  CONVERTIBLE    EQUITY AND    SERVICES   OPPORTUNITIES   GROWTH +     LARGECAP    COMPANY
 PERSON, POSITION        FUND          FUND      INCOME FUND      FUND         FUND       VALUE FUND  GROWTH FUND  VALUE FUND
 ----------------        ----          ----      -----------      ----         ----       ----------  -----------  ----------
THOMAS J.
MCINERNEY(5)(6)
DIRECTOR/TRUSTEE

JOCK PATTON
DIRECTOR/TRUSTEE
DAVID W.C. PUTNAM
DIRECTOR/TRUSTEE

BLAINE E.
RIEKE(7)
DIRECTOR/TRUSTEE

JOHN G. TURNER(5)
DIRECTOR/TRUSTEE

ROGER B.
VINCENT(2)
DIRECTOR/TRUSTEE

RICHARD A.
WEDEMEYER(7)
DIRECTOR/TRUSTEE



                   PENSION OR                       TOTAL
                   RETIREMENT                   COMPENSATION
                    BENEFITS     ESTIMATED          FROM
                    ACCRUED        ANNUAL        REGISTRANT
                   AS PART OF     BENEFITS        AND FUND
     NAME OF          FUND          UPON       COMPLEX PAID TO
 PERSON, POSITION   EXPENSES     RETIREMENT   DIRECTORS/TRUSTEES
 ----------------   --------     ----------   ------------------
THOMAS J.
MCINERNEY(5)(6)
DIRECTOR/TRUSTEE

JOCK PATTON
DIRECTOR/TRUSTEE
DAVID W.C. PUTNAM
DIRECTOR/TRUSTEE

BLAINE E.
RIEKE(7)
DIRECTOR/TRUSTEE

JOHN G. TURNER(5)
DIRECTOR/TRUSTEE

ROGER B.
VINCENT(2)
DIRECTOR/TRUSTEE

RICHARD A.
WEDEMEYER(7)
DIRECTOR/TRUSTEE





                                   MIDCAP                                   RESEARCH      SMALLCAP                      TAX
     NAME OF          MAGNACAP  OPPORTUNITIES    MIDCAP     REAL ESTATE     ENHANCED    OPPORTUNITIES   SMALLCAP     EFFICIENT
 PERSON, POSITION       FUND        FUND       VALUE FUND       FUND       INDEX FUND       FUND       VALUE FUND   EQUITY FUND
 ----------------     --------  -------------  ----------   -----------    ----------   -------------  ----------   -----------
MARY A. BALDWIN(1)
ADVISORY BOARD
MEMBER

S.M.S. CHADHA(1)
ADVISORY BOARD
MEMBER

PAUL S. DOHERTY
DIRECTOR/TRUSTEE

J. MICHAEL
EARLEY(2)
DIRECTOR/TRUSTEE

R. BARBARA
GITENSTEIN(2)
DIRECTOR/TRUSTEE

ALAN S. GOSULE(3)
DIRECTOR/TRUSTEE

R. GLENN
HILLIARD(4)(5)
DIRECTOR/TRUSTEE

WALTER H. MAY
DIRECTOR/TRUSTEE

ANDREW M.
MCCOSH(1)
ADVISORY BOARD
MEMBER

THOMAS J.
MCINERNEY(5)(6)
DIRECTOR/TRUSTEE

JOCK PATTON
DIRECTOR/TRUSTEE



                      PENSION OR                       TOTAL
                      RETIREMENT                   COMPENSATION
                       BENEFITS     ESTIMATED          FROM
                       ACCRUED        ANNUAL        REGISTRANT
                      AS PART OF     BENEFITS        AND FUND
     NAME OF             FUND          UPON       COMPLEX PAID TO
 PERSON, POSITION      EXPENSES     RETIREMENT   DIRECTORS/TRUSTEES
 ----------------     ----------    ----------   ------------------

MARY A. BALDWIN(1)
ADVISORY BOARD
MEMBER

S.M.S. CHADHA(1)
ADVISORY BOARD
MEMBER

PAUL S. DOHERTY
DIRECTOR/TRUSTEE

J. MICHAEL
EARLEY(2)
DIRECTOR/TRUSTEE

R. BARBARA
GITENSTEIN(2)
DIRECTOR/TRUSTEE

ALAN S. GOSULE(3)
DIRECTOR/TRUSTEE

R. GLENN
HILLIARD(4)(5)
DIRECTOR/TRUSTEE

WALTER H. MAY
DIRECTOR/TRUSTEE

ANDREW M.
MCCOSH(1)
ADVISORY BOARD
MEMBER

THOMAS J.
MCINERNEY(5)(6)
DIRECTOR/TRUSTEE

JOCK PATTON
DIRECTOR/TRUSTEE





                                   MIDCAP                                   RESEARCH      SMALLCAP                      TAX
     NAME OF          MAGNACAP  OPPORTUNITIES    MIDCAP     REAL ESTATE     ENHANCED    OPPORTUNITIES   SMALLCAP     EFFICIENT
 PERSON, POSITION       FUND        FUND       VALUE FUND       FUND       INDEX FUND       FUND       VALUE FUND   EQUITY FUND
 ----------------     --------  -------------  ----------   -----------    ----------   -------------  ----------   -----------
DAVID W.C. PUTNAM
DIRECTOR/TRUSTEE

BLAINE E.
RIEKE(7)
DIRECTOR/TRUSTEE

JOHN G. TURNER(5)
DIRECTOR/TRUSTEE

ROGER B.
VINCENT(2)
DIRECTOR/TRUSTEE

RICHARD A.
WEDEMEYER(7)
DIRECTOR/TRUSTEE



                      PENSION OR                       TOTAL
                      RETIREMENT                   COMPENSATION
                       BENEFITS     ESTIMATED          FROM
                       ACCRUED        ANNUAL        REGISTRANT
                      AS PART OF     BENEFITS        AND FUND
     NAME OF             FUND          UPON       COMPLEX PAID TO
 PERSON, POSITION      EXPENSES     RETIREMENT   DIRECTORS/TRUSTEES
 ----------------     ----------    ----------   ------------------
DAVID W.C. PUTNAM
DIRECTOR/TRUSTEE

BLAINE E.
RIEKE(7)
DIRECTOR/TRUSTEE

JOHN G. TURNER(5)
DIRECTOR/TRUSTEE

ROGER B.
VINCENT(2)
DIRECTOR/TRUSTEE

RICHARD A.
WEDEMEYER(7)
DIRECTOR/TRUSTEE



(1) Resigned as an advisory board member on December 31, 2001. Ms. Baldwin was paid $132,500 by the Investment Adviser upon her resignation. Such payment was equal to twice the compensation normally paid to her for one year of service.



(2)  Elected as a Director/Trustee of the ING Funds on February 22, 2002.



(3) Resigned as a Director/Trustee effective December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his resignation pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Director/Trustee for certain ING Funds for 5 years prior to his resignation.



(4)  Elected as a Director/Trustee of the ING Funds on February 26, 2002.



(5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with the investment adviser to the ING Funds. Officers and Directors/Trustees who are interested persons do not receive any compensation from the Funds.



(6)  Elected as a Director/Trustee of the ING Funds on February 26, 2001.



(7) Formerly a Trustee of the funds managed by ING Investment Management Co. LLC. Elected as a Director/Trustee of the other ING Funds on February 26, 2001.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Fund without the consent or approval of other shareholders. As of _______ __, 2002, Lion Connecticut Holdings Inc., 151 Farmington Avenue, Hartford, Connecticut 06156, owned ____% of the Tax Efficient Equity Fund and, therefore, is a control person of the Fund. Lion Connecticut Holdings Inc. also is an affiliate of the parent company of the investment adviser. As of ______ __, 2002, ReliaStar Pension Account, C/O ReliaStar Pension Committee, 20 Washington Avenue South, Minneapolis, MN 55401 was the record owner of ____% of the MidCap Opportunities Fund and, therefore, is a control person of the Fund.



         As of _________ __, 2002, the Directors/Trustees and officers as a group owned less than 1% of any class of each Fund's outstanding Shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the ING Funds, except as follows:


                                                        CLASS AND TYPE    PERCENTAGE     PERCENTAGE OF
          FUND                 ADDRESS                   OF OWNERSHIP      OF CLASS           FUND
          ----                 -------                     ----------      --------           ----



INVESTMENT ADVISER


         The investment adviser for the ING Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors/Trustees of the ING Funds, has the overall responsibility for the management of each ING Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"):
Navellier Fund Management, Inc. ("Navellier") as Sub-Adviser to the Growth + Value Fund; Aeltus Investment Management, Inc. ("Aeltus") as Sub-Adviser to the Research Enhanced Index Fund; AW Advisors, LLC ("AW Advisors") as Sub-Adviser to the Biotechnology Fund; Clarion CRA Securities, L.P. ("CRA") as Sub-Adviser to the Real Estate Fund; and Brandes Investment Management Partners, L.P. ("Brandes") as Sub-Adviser to the MidCap Value and SmallCap Value Funds. The Investment Adviser is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE:
ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


         On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to April 30, 2001, ING Mutual Funds Management Co. LLC ("IMFC") served as investment adviser to certain of the ING Funds. On April 30, 2001, IMFC, an indirect wholly owned subsidiary of ING Group that had been under common control with the Investment Adviser, merged with the Investment Adviser.

         The Investment Adviser serves pursuant to separate Investment Management Agreements between the Investment Adviser and each Company. The Investment Management Agreements require the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the ING Funds, respectively. Pursuant to a sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to certain Sub-Advisers for several of the ING Funds. The Investment Adviser oversees the investment management of the Sub-Advisers for the ING Funds.

         Each Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Directors/Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

         After an initial two year term, each Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors/Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

         In connection with their deliberations relating to each Fund's current Investment Management Agreement and Sub-Advisory Agreement, the Board of Directors/Trustees considered information that had been provided by ING Investments and the Sub-Advisers to the Funds that engage them. In considering the Investment Management Agreements and Sub-Advisory Agreements, the Board of Directors/Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Directors/Trustees in reviewing the Investment Management Agreement included, but were not limited to the following: (1) the performance of each Fund compared to performance of a peer group of a Fund ; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreements in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expenses borne by shareholders of the Funds. The Board of Directors/Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.


         The factors considered by the Board of Directors/Trustees in reviewing the Sub-Advisory Agreements included, but were not limited to, the following:
(1) the performance of the Funds; (2) the nature and quality of the services provided by the Sub-Advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board of Directors/Trustees also considered the advisory fee retained by ING Investments for its services to sub-advised Funds.

         In reviewing the terms of each Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreements and Sub-Advisory Agreements, the Independent Directors/Trustees were represented by independent legal counsel. Based upon its review, the Board of Directors/Trustees has determined that the Investment Management Agreements and Sub-Advisory Agreements are in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Directors/Trustees of each Fund, including the unanimous vote of the Independent Directors/Trustees, approved the Investment Management Agreements and Sub-Advisory Agreements.

         Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors/Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


         As of ____________ __, 2002 the Investment Adviser had assets under management of over $____ billion.

                             INVESTMENT ADVISER FEES

         The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser (if any). For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:


SERIES                           ANNUAL INVESTMENT MANAGEMENT FEE
------                           --------------------------------
Biotechnology Fund               1.25% of the Fund's average daily net assets.(1)

Convertible Fund                 0.75% of the first $500 million of the Fund's
                                 average net assets, 0.675% of the next $500
                                 million of average net assets, and 0.65% of the
                                 average net assets in excess of $1 billion.

Equity and Income Fund           0.75% of the first $500 million of the Fund's
                                 average net assets, 0.675% of the Fund's next
                                 $500 million of average net assets, and 0.65%
                                 of the Fund's average net assets in excess of
                                 $1 billion.

Financial Services Fund          1.00% of the first $30 million of the Fund's
                                 average daily net assets, 0.75% of the Fund's
                                 next $95 million of average daily net assets
                                 and 0.70% of the Fund's average daily net
                                 assets in excess of $125 million. The fees are
                                 computed and accrued daily and paid monthly.

Growth Opportunities Fund        0.95% of the Fund's average daily net assets.

Growth + Value Fund              1.00% of the Fund's average daily net assets.

Large Company Value Fund         0.75% of the Fund's average daily net assets on
                                 the first $100 million, 0.60% of the Fund's
                                 average daily net assets on the next $50
                                 million, 0.50% of the Fund's average daily net
                                 assets on the next $100 million and 0.40% of
                                 the Fund's average daily net assets thereafter.

LargeCap Growth Fund             0.75% of the first $500 million of the Fund's
                                 average net assets, 0.675% of the next $500
                                 million of average net assets, and 0.65% of the
                                 average net assets in excess of $1 billion.

MagnaCap Fund                    1.00% of the Fund's average daily net assets on
                                 the first $30 million of net assets. The annual
                                 rate is reduced to 0.75% on net assets from $30
                                 million to $250 million; to 0.625% on net
                                 assets from $250 million to $500 million; and
                                 to 0.50% on net assets over $500 million. The
                                 fees are accrued daily and paid monthly.

MidCap Opportunities Fund        1.00% of the Fund's average daily net assets.

MidCap Value Fund                1.00% of the Fund's average daily net assets.

Real Estate Fund                 0.70% of the Fund's average daily net assets.

Research Enhanced Index Fund     0.70% of the Fund's average daily net assets.

SmallCap Opportunities Fund      1.00% of the Fund's average daily net assets.

SmallCap Value Fund              1.00% of the Fund's average daily net assets.


(1) As described in more detail below, the management fee may increase or decrease by up to 0.50% based upon the Fund's investment performance. This "performance fee" will accrue daily but will not be paid until after one full year of operations.

SERIES                           ANNUAL INVESTMENT MANAGEMENT FEE
------                           --------------------------------
Tax Efficient Equity Fund        0.80% of the Fund's average daily net assets.


                      TOTAL ADVISORY FEES PAID BY THE FUNDS



                                        MAY 31                             JUNE 30
                                        ------                             -------
                                  2002          2001 (2)             2000          1999 (3)
                                  ----          --------             ----          --------
Convertible Fund(1)                            $3,050,129         $2,652,928      $  438,229

Equity and Income Fund(1)                      $  913,795         $  476,583      $   66,601

Financial Services Fund                        $2,766,066         $3,609,716      $5,893,806

LargeCap Growth Fund(1)                        $4,287,057         $2,997,541      $  115,161

MagnaCap Fund                                  $2,711,207         $3,251,123      $3,200,909



(1) Prior to July 24, 1998, the Funds had not engaged the services of an investment adviser for the Class A, B, C and Institutional Portfolios because these portfolios invested all their assets in master funds of the Master Trust. Consequently, the amounts of the advisory fees reported were for services provided to the master funds of the Master Trust.


(2) Reflects eleven-month period from July 1, 2000 to May 31, 2001. Effective July 26, 2000, the Funds changed their fiscal year end to May 31 from June 30.

(3) Reflects three-month period from April 1, 1999 to June 30, 1999. Effective May 24, 1999, the Funds changed their fiscal year end to June 30 from March 31.





                                       OCTOBER 31
                                       ----------
                            2001          2000          1999
                            ----          ----          ----
REAL ESTATE FUND(1)      $ 495,072     $ 394,098     $ 342,233



(1) The advisory fees reflected in the table represented amounts paid to CRA, as the Fund's investment adviser. Effective ____________, 2002, ING Investments became the investment adviser to the Fund and CRA became the Sub-Adviser.

                                              MAY 31,                         OCTOBER 31,
                                              -------                         -----------
                                        2002         2001(3)             2000            1999
                                        ----         -------             ----            ----
Growth + Value Fund                                $4,401,021         $7,639,602      $2,711,399
Research Enhanced Index Fund(1)                    $  815,269         $1,741,851      $  690,257
Tax Efficient Equity Fund(2)                       $  260,789(3)      $  225,464      $   77,690



(1)  Research Enhanced Index Fund commenced operations on December 30, 1998.



(2)  Tax Efficient Equity Fund commenced operations on December 15, 1998.



(3) Reflects seven-month period from November 1, 2000 to May 31, 2001. Effective July 26, 2000, the Funds changed their fiscal year end to May 31 from October 31.



(4) Does not reflect expense reimbursement of $122,924 for the seven-month period ended May 31, 2001.






                                     MAY 31,                        DECEMBER 31,
                                     -------                        ------------
                                 2002      2001(1)              2000            1999
                                 ----      -------              ----            ----
Biotechnology Fund(2)                            N/A                N/A             N/A
Growth Opportunities Fund                 $2,339,228         $5,951,486      $1,865,457
Large Company Value Fund                  $  582,390         $1,549,898      $1,498,729
MidCap Opportunities Fund                 $  567,295         $1,439,697      $  483,746
MidCap Value Fund(2)                             N/A                N/A             N/A
SmallCap Value Fund(2)                           N/A                N/A             N/A
SmallCap Opportunities Fund               $1,954,402         $5,594,488      $1,915,854


(1) Reflects five-month period from January 1, 2001 to May 31, 2001. Effective July 26, 2000, the Funds changed their fiscal year end to May 31 from December 31.


(2) As of May 31, 2001, the Biotechnology Fund, MidCap Value Fund, and SmallCap Value Fund had not commenced operations.


SUB-ADVISORY AGREEMENTS

         The Investment Management Agreement for certain ING Funds provides that the Investment Adviser, with the approval of a Company's Board of Directors/Trustees, may select and employ a Sub-Adviser for any ING Fund, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors/Trustees and officers of a Company who are employees of the Investment Adviser or its affiliates and office rent of a Company. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.

         Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Company are borne by the ING Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the ING Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors/Trustees of the Company who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

         The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors/Trustees, on behalf of a Company, or the shareholders of a Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors/Trustees, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors/Trustees, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and Navellier, Navellier acts as Sub-Adviser to Growth + Value Fund. In this capacity, Navellier, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, manages the Fund's portfolio investments consistently with its investment objective and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Navellier is wholly owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is 1 East Liberty, Third Floor, Reno, Nevada, 89501.

         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and Aeltus, Aeltus acts as Sub-Adviser to Research Enhanced Index Fund. In this capacity, Aeltus, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Group.

         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and AW Advisors, AW Advisors serves as Sub-Adviser to the Biotechnology Fund. In this capacity, AW Advisors, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. AW Advisors' address is 500 N. Franklin Turnpike, Ramsey, NJ 07446.

         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and Brandes, Brandes acts as Sub-Adviser to the MidCap Value Fund and the SmallCap Value Fund. In this capacity, Brandes, subject to the supervision and control of the Investment Adviser and the Trustees of the Funds, manages each Fund's portfolio investments in a manner consistent with each Fund's investment objective and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Brandes' address is

11988 El Camino Real Suite 500, P.O. Box 919048, San Diego, California 92191. Charles Brandes, who controls the general partnership of Brandes, serves as one of the Managing Directors of Brandes.



         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and CRA, CRA acts as Sub-Adviser to the Real Estate Fund. In this capacity, CRA, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, manages the Fund's portfolio of investments in a manner consistent with each Fund's investment objective and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement [accrue daily and are paid monthly by the Investment Adviser.] Located at 259 Radnor-Chestor Road, Radnor, PA 19087, CRA is in the business of providing investment advice to institutional and individual clients.


         For the following Funds, as compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:


         SERIES                  ANNUAL SUB-ADVISORY FEE
Growth + Value Fund              0.50% of the Fund's average daily net assets

MidCap Value Fund                0.70% of the Fund's average daily net assets

SmallCap Value Fund              0.70% of the Fund's average daily net assets

Real Estate Fund                 0.70% of the net assets of the Fund's
                                 predecessor Fund (CRA Realty Shares Fund) and
                                 0.35% of additional assets raised subsequent to
                                 ING Investments becoming the Fund's Investment
                                 Adviser.

Research Enhanced Index Fund     0.20% of the Fund's average daily net assets


         Biotechnology Fund. The Biotechnology Fund has agreed to pay a performance-based advisory fee so that if the Biotechnology Fund's performance is greater than that of the NASDAQ Biotechnology Index (the "Index"), the advisory fee is higher, and if it is less than that of the Index, the advisory fee is lower. The management fee may increase or decrease by 0.50% based on the Fund's investment performance. This "performance fee" will accrue daily but will not be paid until after one full year of operations.

         The Fund's performance-based fee is made up of two components: a base advisory fee of 1.25% of the Fund's average daily net assets and a performance adjustment. Under the Fund's Investment Management Agreement, the Fund will pay the entire advisory fee to ING Investments. ING Investments will retain a fixed amount of 0.625% of the base advisory fee and will, in turn, pay the remainder of the base advisory fee (0.625%), as adjusted by the performance adjustment, to AW Advisors. If the performance of Class A shares of the Fund is up to two (2) percentage points higher or lower than the performance of the Index, there is no performance adjustment.

         If the performance of Class A shares exceeds the performance of the Index by more than two (2) percentage points, the sub-advisory fee can increase by up to 0.50% and if the performance of Class A shares lags behind the performance of the Index by more than two (2) percentage points, the sub-advisory fee could decrease by up to 0.50% as shown in the following schedule.

   ANNUAL % POINT DIFFERENCE                                    PERFORMANCE ADJUSTMENT
   BETWEEN CLASS A SHARES OF      ANNUAL BASE ADVISORY FEE      PAYABLE TO AW ADVISORS,    ANNUAL TOTAL ADVISORY FEE
 BIOTECHNOLOGY FUND AND NASDAQ     (AS A % OF AVERAGE NET       LLC (AS A % OF AVERAGE       (AS A % OF AVERAGE NET
        BIOTECH INDEX*                     ASSETS)                 DAILY NET ASSETS)                ASSETS)
        --------------                     -------                 -----------------                -------
        5.01 or better                      1.25%                       0.500%                       1.750%
         4.01 to 5.00                       1.25%                       0.375%                       1.625%
         3.01 to 4.00                       1.25%                       0.250%                       1.500%
         2.01 to 3.00                       1.25%                       0.125%                       1.375%
         2.00 to -2.00                      1.25%                       0.000%                       1.250%
        -2.01 to -3.00                      1.25%                       -0.125%                      1.125%
        -3.01 to -4.00                      1.25%                       -0.250%                      1.000%
         -4.01 to 5.00                      1.25%                       -0.375%                      0.875%
         -5.00 or more                      1.25%                       -0.500%                      0.750%

* Measured over the performance period which, beginning twelve months after the Fund has commenced operations, will be a rolling 12 month period ended with the most recent calendar month. Since the performance adjustment is based on the comparative performance of Class A shares against the Index, the controlling factor is not whether the performance of Class A shares is up or down, but whether that performance is up or down more than or less than that of the Index. In addition, the relative performance of Class A shares against the index is measured only for the relevant performance period, and does not take into account performance over longer or shorter periods of time.

         Former Sub-Adviser for Research Enhanced Index Fund. J.P. Morgan Investment Management LLC ("J.P. Morgan") served as Sub-Adviser to Research Enhanced Index Fund through August 2001. For the fiscal year ended October 31, 2000, the Investment Adviser paid portfolio management fees to J.P. Morgan of $497,672.

         Former Sub-Adviser for LargeCap Growth Fund and Convertible Fund. Nicholas-Applegate Capital Management ("NACM") served as Sub-Adviser to LargeCap Growth Fund and Convertible Fund through September 30, 2000. Prior to May 24, 1999, NACM was the investment adviser of the Funds, and neither the Funds nor NACM paid portfolio manager fees. For the fiscal year ended June 30, 2000, the Investment Adviser paid portfolio management fees to NACM of $2,820,752 and for the three-month period ended September 30, 2000 paid portfolio management fees of $1,155,335.


         Former Sub-Adviser to the Tax-Efficient Equity Fund. Delta Asset Management ("Delta") served as Sub-Adviser to Tax-Efficient Equity Fund through March 15, 2002. For the fiscal year ended May 31, 2002, the Investment Adviser paid portfolio management fees to Delta of $____________; for the fiscal period ended May 31, 2001, the Investment Adviser paid portfolio management fees of $91,563; and for the fiscal periods ended October 31, 1999 and October 31, 2000, the Investment Adviser paid portfolio management fees to Delta of $38,845 and $172,732, respectively.

             TOTAL SUB-ADVISORY FEES PAID BY THE INVESTMENT ADVISER
                         DURING THE FISCAL PERIOD ENDED:


                                           MAY 31,                         OCTOBER 31,
                                           -------                         -----------
                                      2002          2001               2000            1999
                                      ----          ----               ----            ----
Biotechnology Fund(1)                                  N/A                N/A             N/A
Growth + Value Fund                             $2,200,510(3)      $3,819,801      $1,355,700
MidCap Value Fund(1)                                   N/A                N/A             N/A
Real Estate Fund(2)                                    N/A                N/A             N/A
SmallCap Value Fund(1)                                 N/A                N/A             N/A
Research-Enhanced Index Fund(4)                 $  232,934(3)      $  497,672      $  199,666



(1) As of May 31, 2001, the Biotechnology Fund, MidCap Value Fund, and SmallCap Value Fund had not commenced operations.



(2) Prior to ______________, 2002, CRA served as the investment adviser rather than the Sub-Adviser to the Fund. Effective _______, 2002, ING Investments became the investment adviser to the Fund, and CRA became the Sub-Adviser.



(3) Reflects seven-month period from November 1, 2000 to May 31, 2001. Effective July 26, 2000, each Fund except Real Estate Fund changed its fiscal year end to May 31 from October 31.



(4)  Research Enhanced Index Fund commenced operations on December 30, 1998.



ADMINISTRATION


         ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all Funds, except Financial Services Fund and MagnaCap Fund pursuant to various Administrative Services Agreements with the Funds. Subject to the supervision of the Board of Directors/Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Adviser.


         ING Funds Services serves as Shareholder Service Agent for the Financial Services and MagnaCap Funds pursuant to a Shareholder Service Agreement ("Agreement"). Under the terms of the Agreement, ING Funds Services has agreed to: (1) review, respond and process to correspondence from former, existing or new shareholder accounts and (2) receive and respond, in writing if necessary, to telephone calls pertaining to any former, existing or new shareholder accounts and maintain prior recordkeeping regarding such calls and responses. The Agreement does not provide for any services required to be provided by a registered broker-dealer or registered transfer agent. Prior to March 1, 2002, ING Funds Services served as Shareholder Service Agent for the Convertible, Equity and Income and LargeCap Growth Funds.

         Prior to July 26, 2000, Lexington Management Corporation ("LMC") acted as administrator to Large Company Value Fund, and performed certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparing financial information for semi-annual and annual reports, preparing registration statements, calculating net asset values, providing shareholder communications, supervising the Custodian and Transfer Agent and providing facilities for such services. The Funds reimbursed LMC for its actual cost in providing such services, facilities and expenses.

         Prior to May 24, 1999, Convertible, Equity and Income, and LargeCap Growth Funds had an Administration Agreement with Investment Company Administration ("ICA"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018. Pursuant to an Administration Agreement with Convertible, Equity and Income, and LargeCap Growth Funds, ICA was responsible for performing all administrative services required for the daily business operations of Mutual Funds, subject to the supervision of the Board of Trustees of the Funds. For the fiscal year ended March 31, 1999, ICA received aggregate compensation of $1,059,155, for all of the series of Mutual Funds.



         Also, prior to May 24, 1999, Convertible, Equity and Income, and LargeCap Growth Funds had an Administrative Services Agreement with NACM under which NACM was responsible for providing all administrative services which are not provided by ICA or by the Fund's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. For the fiscal year ended March 31, 1999, NACM received aggregate compensation of $1,603,130, for all of the series of the former Mutual Funds pursuant to the Administrative Services Agreement.



         Prior to ___________, 2002, Real Estate Fund had an Administration Agreement with SEI Investments Mutual Funds Services ("SEI") under which SEI was responsible for providing the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. SEI also served as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Fund pursuant to which SEI provided certain shareholder services in addition to those included in the Administration Agreement.



                   TOTAL ADMINISTRATIVE FEES PAID BY THE FUNDS



                                         MAY 31,                      OCTOBER 31,
                                         -------                      -----------
                                    2002        2001(1)           2000          1999
                                    ----        -------           ----          ----
Growth + Value Fund                            $440,102         $836,071      $358,875
Research Enhanced Index Fund(2)                $116,467         $272,002      $122,493
Tax Efficient Equity Fund (3)                  $ 32,599              N/A           N/A



(1) Reflects seven-month period from November 1, 2000 to May 31, 2001. Effective July 26, 2000 (March 23, 2001 with respect to Tax Efficient Equity Fund), the Funds changed their fiscal year end to May 31 from October 31.



(2)  Research Enhanced Index Fund commenced operations on December 30, 1998.



(3)  Tax Efficient Equity Fund commenced operations on December 15, 1998.



                                      OCTOBER 31
                                      ----------
                           2001          2000          1999
                           ----          ----          ----
Real Estate Fund(1)      $111,081      $ 91,131      $ 87,875



(1) Administrative fees shown in the table represent the amount paid to SEI Investments Mutual Funds Services, the Fund's prior administrator. Effective ___________, 2002, ING Funds Services became the Fund's administrator.

                                      MAY 31,                    DECEMBER 31,
                                      -------                    ------------
                                  2002        2001            2000          1999
                                  ----        ----            ----          ----
Biotechnology Fund(1)                           N/A              N/A           N/A
Growth Opportunities Fund                  $246,235(2)      $868,829      $248,728
Large Company Value Fund                   $ 91,556(2)           N/A           N/A
MidCap Opportunities Fund                  $ 56,730(2)      $155,988      $ 48,903
SmallCap Opportunities Fund                $195,440(2)      $826,269      $255,447
MidCap Value Fund (1)                           N/A              N/A           N/A
SmallCap Value Fund (1)                         N/A              N/A           N/A


(1) As of May 31, 2001, the Biotechnology Fund, MidCap Value Fund and SmallCap Value Fund had not commenced operations.


(2) Reflects five-month period from January 1, 2001 to May 31, 2001. Effective July 26, 2000, the Funds changed their fiscal year end to May 31 from December 31.




   SHAREHOLDER SERVICE FEES PAID BY CONVERTIBLE FUND, EQUITY AND INCOME FUND,
        FINANCIAL SERVICES FUND, LARGECAP GROWTH FUND, AND MAGNACAP FUND



                                  MAY 31                       JUNE 30
                                  ------                       -------
                              2002     2001 (1)           2000          1999
                              ----     --------           ----          ----
Convertible Fund                       $ 24,465         $ 29,890      $    564(2)
Equity and Income Fund                 $ 16,100         $  7,816      $    300(2)
Financial Services Fund                $ 24,009         $ 43,262      $110,083
Large Cap Growth Fund                  $ 30,990         $ 27,554      $    761(2)
MagnaCap Fund                          $ 24,130         $ 31,735      $ 55,048


(1) Reflects eleven month period from July 1, 2000 to May 31, 2001. Effective July 26, 2000, the Funds changed their fiscal year end to May 31 from June 30.

(2) Reflects three month period from April 1, 1999 to June 1, 1999. Effective May 24, 1999, the Funds changed their fiscal year end to June 30 from March 31.

                          EXPENSE LIMITATION AGREEMENTS

         The Investment Adviser has entered into expense limitation agreements with the following ING Funds, pursuant to which the Investment Adviser, and Sub-Adviser, as applicable, has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of these Funds (which exclude interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser or Sub-Adviser do not exceed:


FUND                                  CLASS A     CLASS B     CLASS C     CLASS I     CLASS M     CLASS Q     CLASS T
-----                                 -------     -------     -------     -------     -------     -------     -------
Biotechnology Fund                     2.00%       2.75%       2.75%        N/A         N/A        2.00%        N/A
Convertible Fund                       1.60%       2.25%       2.25%        N/A         N/A        1.25%        N/A
Equity and Income Fund                 1.60%       2.25%       2.25%        N/A         N/A        1.50%       2.00%

FUND                                  CLASS A     CLASS B     CLASS C     CLASS I     CLASS M     CLASS Q     CLASS T
-----                                 -------     -------     -------     -------     -------     -------     -------
Large Company Value Fund               2.75%       3.50%       3.50%        N/A         N/A        2.75%        N/A
LargeCap Growth Fund                   1.60%       2.25%       2.25%        N/A         N/A        1.25%        N/A
MidCap Opportunities Fund              1.50%       2.20%       2.20%       1.20%        N/A        1.35%        N/A
MidCap Value Fund                      1.75%       2.50%       2.50%       1.50%        N/A        1.75%        N/A
Real Estate Fund                       1.25%       2.00%       2.00%       1.00%        N/A        1.25%        N/A
SmallCap Value Fund                    1.75%       2.50%       2.50%       1.50%        N/A        1.75%        N/A
Tax Efficient Equity Fund              1.45%       2.20%       2.20%        N/A         N/A         N/A         N/A


         Each Fund will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.


         The expense limitation agreement for each Fund, except MidCap Opportunities Fund, shall continue until May 31, 2003. The expense limitation agreement for MidCap Opportunities Fund will continue until January 1, 2004. . The expense limitations are contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of termination of the agreement to a lead Independent Trustee within ninety (90) days' of the end of the then-current term for that Fund or upon termination of the Investment Management Agreement. Each Expense Limitation Agreement may also be terminated by the Fund, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business within ninety (90) days' of the end of the then-current term for a Fund.



         For Convertible, Equity and Income, and LargeCap Growth Funds, prior to the expense limitation agreement described above, the Investment Adviser voluntarily agreed to waive all or a portion of its fee and to reimburse operating expenses of the Funds, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, up to 0.75%.


         The voluntary fee reductions were as follows:


                               MAY 31                       JUNE 30
                               ------                       -------
FUND                       2002       2001(1)          2000         1999(2)
----                       ----       -------          ----         -------
Convertible Fund                    ($28,211)(3)     $      0      $ 12,611
Equity and Income Fund              $262,968         $179,601      $ 31,139
LargeCap Growth Fund                ($10,162)(3)     $      0      $  4,314


(1) Reflects eleven month-period from June 30, 2000 to May 31, 2001. Effective July 26, 2000, the Funds changed their fiscal year end to May 31 from June 30.

(2) Reflects three-month period from April 1, 1999 to June 30, 1999. Effective May 24, 1999, the Funds changed their fiscal year end to June 30 from March 31.

(3) Reflects reimbursements by the Fund for voluntary fee reductions made in prior periods.

                                      MAY 31,                     OCTOBER 31,
                                      -------                     -----------
FUND                             2002        2001(1)          2000         1999(2)
----                             ----        -------          ----         -------
Tax Efficient Equity Fund                  $122,924(3)      $517,049      $413,162


(1) Reflects seven-month period from November 1, 2000 to May 31, 2001. Effective March 23, 2001, the Funds changed their fiscal year end to May 31 from October 31.

(2)  Tax Efficient Equity Fund commenced operations on December 15, 1998.


(3) ING Mutual Funds Management served as the investment adviser to the Tax Efficient Equity Fund prior to April 30, 2001. On April 30, 2001, ING Mutual Funds Management Co. LLC merged into the Investment Adviser. The Investment Adviser assumed all contracts, obligations and assets of ING Mutual Funds Management Co. LLC.



                                      OCTOBER 31,
                                      -----------
FUND                       2001          2000       1999(2)
----                       ----          ----       -------
Real Estate Fund(1)     $122,924(3)    $517,049     $413,162



(1) Prior to ________________, 2002, CRA voluntarily limited expenses of the Real Estate Fund to 1.00% and 1.25% of average daily net assets for Institutional Shares and Class A shares, respectively. The amounts in the table reflect the amounts of the voluntary fee reductions.


         Prior to July 26, 2000, the Investment Adviser voluntarily limited expenses of the Large Company Value Fund to 2.75% of the average daily net assets of the Class A shares of the Fund. The voluntary fee reductions were as follows:

                                  MAY 31,           OCTOBER 31,
                                  -------           -----------
FUND                         2002     2001(1)     2000      1999
----                         ----     -------     ----      ----
Large Company Value Fund                   $0        $0       $0

(1) Reflects seven-month-period from November 1, 2000 to May 31, 2001. Effective July 26, 2000, the Fund changed its fiscal year end to May 31 from October 31.


DISTRIBUTOR

         Shares of each Fund are distributed by ING Funds Distributor, Inc. ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between each Company and the Distributor. Each Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. Each Company and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended (the "1933 Act"). Each Underwriting Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors/Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors/Trustees or a majority of the outstanding voting securities of the Company. See the Prospectus for information on how to purchase and sell shares of the ING Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the ING Funds and have no effect on the net asset value of the ING Funds. The Distributor, like the Investment Adviser, is an indirect, wholly owned subsidiary of ING Group. Prior to July 26, 2000, the distributor for Large Company Value Fund was Lexington Funds Distributor, Inc. ("LFD"). Prior to November 6, 2000, ING Funds Distributor,

Inc. (the former distributor to the funds managed by ING Investment Management Co. LLC) served as the distributor for the Internet Fund and the Tax Efficient Equity Fund.


         For the fiscal years ended May 31, 2001 and May 31, 2002, the Distributor received the following amounts in sales charges in connection with the sale of shares:



                                   CLASS A                 CLASS A
                                SALES CHARGES           SALES CHARGES            CLASS B                CLASS C
                                   BEFORE                   AFTER                DEFERRED               DEFERRED
           FUND              DEALER RE-ALLOWANCE     DEALER RE-ALLOWANCE       SALES CHARGES          SALES CHARGES
           ----              -------------------     -------------------       -------------          -------------
                              2002       2001         2002        2001        2002        2001      2002           2001
                              ----       ----         ----        ----        ----        ----      ----           ----
Biotechnology Fund(1)                        N/A                     N/A                    N/A                     N/A
Convertible Fund                      $  772,204              $  100,722             $        0              $   37,540
Equity and Income Fund                $   41,348              $    5,393             $        0              $    3,444
Financial Services Fund               $  367,564              $   47,943             $        0                     N/A
Growth Opportunities Fund             $  371,878              $   48,506             $        0              $   44,851
Growth + Value Fund                   $1,117,379              $  145,745             $        0              $   77,220
Large Company Value Fund              $   12,678              $    1,654             $        0              $      674
LargeCap Growth Fund                  $1,256,708              $  163,918             $        0              $   59,975
MagnaCap Fund                         $  152,769              $   19,926             $        0              $    4,073
MidCap Opportunities Fund             $   46,872              $    6,114             $        0              $    5,884
MidCap Value Fund(1)                         N/A                     N/A                    N/A                     N/A
Researched Enhanced Index
  Fund                                $   32,648              $    4,258             $        0              $   15,808
SmallCap Opportunities
  Fund                                $   50,992              $    6,651             $        0              $   21,098
SmallCap Value Fund(1)                       N/A                     N/A                    N/A                     N/A
Tax Efficient Equity Fund             $   28,144              $    3,671             $        0              $      567



(1) As of May 31, 2001, the Biotechnology Fund, MidCap Value Fund and SmallCap Value Fund had not commenced operations.



                                  CLASS M                CLASS M
                               SALES CHARGES           SALES CHARGES             CLASS T
                                   BEFORE                 AFTER                  DEFERRED
           FUND              DEALER RE-ALLOWANCE     DEALER RE-ALLOWANCE        SALES CHARGES
           ----              -------------------     -------------------        -------------
                               2002        2001        2002        2001        2002        2001
                               ----        ----        ----        ----        ----        ----
Biotechnology Fund(1)                       N/A                     N/A                    N/A
Convertible Fund                            N/A                     N/A                    N/A
Equity and Income Fund                      N/A                     N/A                 $    0
Financial Services Fund                     N/A                     N/A                    N/A
Growth Opportunities Fund                   N/A                     N/A                 $    0
Growth + Value Fund                         N/A                     N/A                    N/A
Large Company Value Fund                    N/A                     N/A                    N/A
LargeCap Growth Fund                        N/A                     N/A                    N/A

                                  CLASS M                CLASS M
                               SALES CHARGES           SALES CHARGES             CLASS T
                                   BEFORE                 AFTER                  DEFERRED
           FUND              DEALER RE-ALLOWANCE     DEALER RE-ALLOWANCE        SALES CHARGES
           ----              -------------------     -------------------        -------------
                               2002        2001        2002        2001        2002        2001
                               ----        ----        ----        ----        ----        ----
MagnaCap Fund                            $4,810                  $1,031                    N/A
MidCap Opportunities Fund                   N/A                     N/A                    N/A
MidCap Value Fund(1)                        N/A                     N/A                    N/A
Real Estate Fund(2)                         N/A                     N/A                    N/A
Researched Enhanced Index                   N/A                     N/A                    N/A
Fund
SmallCap Opportunities                      N/A                     N/A                 $    0
Fund
SmallCap Value Fund(1)                      N/A                     N/A
Tax Efficient Equity Fund                   N/A                     N/A



(1) As of May 31, 2001, the Biotechnology Fund, MidCap Value Fund and SmallCap Value Fund had not commenced operations.




(2)  As of May 31, 2002, the Real Estate Fund had not commenced operations.



         The Distributor received $_______________, $4,391,568, and $5,621,753 in sales charges, after re-allowance to Dealers, in connection with the sales of shares of shares of all ING Funds managed by the Investment Adviser during calendar years 2002, 2001, and 2000, respectively.



         Prior to ______________, 2002, Class A shares of the Real Estate Fund were sold subject to a front-end sales charge of 4.25%. Selling dealers were normally reallowed 100% of the sales charge by SEI Investments Distribution Co., the Fund's distributor. However, Class A shares were not available to investors during the Fund's most recent fiscal year ended October 31, 2001.


                                RULE 12b-1 PLANS


         Each Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by each Fund ("Rule 12b-1 Plans"). The ING Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, Class M, Class Q and Class T shares in amounts as set forth in the following table. The ING Funds do not have a 12b-1 Plan with respect to the Institutional Class (Class I).


                                              FEES BASED ON AVERAGE DAILY NET ASSETS
                                              --------------------------------------
NAME OF FUND                  CLASS A     CLASS B     CLASS C     CLASS M     CLASS Q     CLASS T
------------                  -------     -------     -------     -------     -------     -------
Biotechnology Fund              0.25%       1.00%       1.00%        N/A        0.25%        N/A
Convertible Fund                0.35%       1.00%       1.00%        N/A        0.25%        N/A
Equity and Income Fund          0.35%       1.00%       1.00%        N/A        0.25%       0.75%
Financial Services Fund         0.25%       1.00%        N/A         N/A         N/A         N/A
Growth Opportunities Fund       0.30%       1.00%       1.00%        N/A        0.25%       0.95%
Growth + Value Fund             0.30%       1.00%       1.00%        N/A        0.25%        N/A
Large Company Value Fund        0.25%       1.00%       1.00%        N/A        0.25%        N/A
LargeCap Growth Fund            0.35%       1.00%       1.00%        N/A        0.25%        N/A
MagnaCap Fund                   0.30%       1.00%       1.00%       0.75%       0.25%        N/A

                                                    FEES BASED ON AVERAGE DAILY NET ASSETS
                                                    --------------------------------------
NAME OF FUND                         CLASS A     CLASS B     CLASS C     CLASS M     CLASS Q     CLASS T
------------                         -------     -------     -------     -------     -------     -------
MidCap Opportunities Fund             0.30%       1.00%       1.00%        N/A        0.25%        N/A
MidCap Value Fund                     0.25%       1.00%       1.00%        N/A        0.25%        N/A
Real Estate Fund                      0.25%       1.00%       1.00%        N/A        0.25%        N/A
Research Enhanced Index Fund          0.30%       1.00%       1.00%        N/A        0.25%        N/A
SmallCap Opportunities Fund           0.30%       1.00%       1.00%        N/A        0.25%       0.95%
SmallCap Value Fund                   0.25%       1.00%       1.00%        N/A        0.25%        N/A
Tax Efficient Equity Fund             0.35%       1.00%       1.00%        N/A         N/A         N/A


         These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C, Class M, Class Q and Class T shares of the ING Funds, including payments to dealers for selling shares of the ING Funds and for servicing shareholders of these classes of the ING Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.

         Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% for Class C, 0.65% for Class M, and 0.15% - 0.65% for Class
T. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, Class B or Class C shares, and in the first month following a purchase of Class M and Class T shares. In addition, a 0.25% fee may be paid on Class Q shares.


         The Distributor will be reimbursed for its actual expenses incurred under a Rule 12b-1 Plan with respect to Class A shares of MagnaCap Fund. The Distributor has incurred costs and expenses with respect to Class A shares that may be reimbursable in future months or years in the amounts of $__________ for MagnaCap Fund (0.30% of its net assets) as of May 31, 2002. With respect to Class A shares of each other Fund and Class B, Class C, Class M, Class Q and Class T shares of each Fund that offers the class, the Distributor will receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.


         In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Adviser and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the ING Funds' shares and other funds managed by the Investment Adviser. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to: cash; merchandise; trips and financial assistance to dealers in connection with pre-approved conferences or seminars; sales or training programs for invited sales personnel; payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs; seminars for the public; advertising and sales campaigns regarding one or more of the ING Funds or other funds managed by the Investment Adviser and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the ING Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to
(1) 0.30% of the value of the ING Funds' shares sold by the dealer during a particular period, and (2) 0.10% of the value of the ING Funds' shares held by the dealer's customers for more than one year, calculated on an annual basis.

         The Rule 12b-1 Plans have been approved by the Board of Directors/Trustees of each Fund, including all of the Directors/Trustees who are not interested persons of the Company as defined in the 1940 Act. Each Rule 12b-1 Plan must be renewed annually by the Board of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be committed to the Directors/Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated as to a Fund at any time, without any penalty, by such Directors/Trustees or by a vote of a majority of the Fund's outstanding shares on 60 days' written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

         In approving each Rule 12b-1 Plan, the Board of Directors/Trustees has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board of Directors/Trustees, including those Directors/Trustees who are not interested persons of the Company, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of each Fund, will benefit such ING Funds and their respective shareholders.

         Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Directors/Trustees who are not interested persons of the Company, cast in person at a meeting called for the purpose of voting on any such amendment.

         The Distributor is required to report in writing to the Board of Directors/Trustees at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.


         Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Funds for the fiscal year ended May 31, 2002 were as follows.



DISTRIBUTION EXPENSES                   CLASS A     CLASS B     CLASS C      CLASS M       CLASS Q     CLASS T
---------------------                   -------     -------     -------      -------       -------     -------
Biotechnology Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

DISTRIBUTION EXPENSES                   CLASS A     CLASS B     CLASS C      CLASS M       CLASS Q     CLASS T
---------------------                   -------     -------     -------      -------       -------     -------
Convertible Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

Equity and Income Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

Financial Services Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

Growth + Value
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

Growth Opportunities Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

Large Company Value Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

DISTRIBUTION EXPENSES                   CLASS A     CLASS B     CLASS C      CLASS M       CLASS Q     CLASS T
---------------------                   -------     -------     -------      -------       -------     -------
LargeCap Growth Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

MagnaCap Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

MidCap Opportunities Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

MidCap Value Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

Real Estate(1)
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

Research Enhanced Index Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

DISTRIBUTION EXPENSES                   CLASS A     CLASS B     CLASS C      CLASS M       CLASS Q     CLASS T
---------------------                   -------     -------     -------      -------       -------     -------
SmallCap Opportunities Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

SmallCap Value Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................

Tax Efficient Equity Fund
Advertising.........................
Printing............................
Salaries & Commissions..............
Broker Servicing....................
Miscellaneous.......................
TOTAL...............................


----------

(1) As of May 31, 2002, the Real Estate Fund did make any payments to SEI Investments Distribution Co., the Fund's distributor, because the Fund did not offer shares subject to a distribution plan as of that date. Effective ___________, 2002, ING Funds Distributor became the Fund's distributor.


SHAREHOLDER SERVICING AGENT


         ING Funds Services, an affiliate of the Investment Adviser, serves as Shareholder Servicing Agent for the ING Funds. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. Each Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.



         Prior to ____________, 2002 SEI Investments served as the shareholder servicing agent for the Real Estate Fund pursuant to a shareholder serving agreement.


OTHER EXPENSES

         In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors/Trustees who are not affiliated with the Investment Adviser. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule

12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                                 CODE OF ETHICS

         The ING Funds, the Investment Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Directors/Trustees, officers of the ING Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the ING Funds' Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

                     SUPPLEMENTAL DESCRIPTION OF INVESTMENTS


         Some of the different types of securities in which the Funds may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "The Funds," and "More Information About Risks." Additional information concerning the characteristics and risks of certain of the Funds' investments are set forth below. There can be no assurance that any of the Funds will achieve their investment objectives.


TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

         Each Fund may invest its assets in certain short-term, high-quality debt instruments (and, in the case of Financial Services Fund, investment grade debt instruments) and in U.S. Government securities for the following purposes:
(i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. A Fund for which the investment objective is capital appreciation may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.


         Although it is expected that each Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Fund may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Funds will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.


COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY
SECURITIES


         Each Fund may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. With respect to each Fund other than the Biotechnology Fund, Financial Services Fund and Real Estate Fund, such investments will be diversified over a cross-section of industries and individual companies. As described below, the Biotechnology Fund, Financial Services Fund, and Real Estate Fund concentrate their investments such that at least 25% of the assets of those Funds will be invested in a particular industry. However, these Funds do invest in a cross-section of individual companies, except

Real Estate Fund which is a non-diversified investment company. For Funds other than LargeCap Growth Fund, some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.


         Each Fund may also buy other types of equity securities such as preferred stock, convertible securities, and warrants or other securities that are exchangeable for shares of common stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

         The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.


         Convertible, Equity and Income, and LargeCap Growth Funds may invest in "synthetic" convertible securities which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a fund may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. Convertible, Equity and Income, and LargeCap Growth Funds may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's Investors Services ("Moody's") or "A" or higher by Standard & Poor's Corporation ("S&P") and will not invest more than 15% of their net assets in such synthetic securities and other illiquid securities.



         As a matter of operating policy, Convertible, Equity and Income, and LargeCap Growth Funds will invest no more than 5% of their net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).



         The Biotechnology Fund, MidCap Opportunities Fund, MidCap Value Fund, Real Estate Fund, SmallCap Opportunities Fund, SmallCap Value Fund and Tax Efficient Equity Fund may invest in small- and/or mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. The trading volume of securities of mid-cap and small-cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.


EURODOLLAR CONVERTIBLE SECURITIES


         Convertible, Equity and Income, and LargeCap Growth Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. Convertible, Equity and Income, and LargeCap Growth Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Convertible, Equity and Income, and LargeCap Growth Funds may also invest up to 15% of their total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS


         Convertible, Equity and Income, LargeCap Growth, and Tax Efficient Equity Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investment Considerations."


SECURITIES OF BANKS AND THRIFTS

         Financial Services Fund may invest in equity securities of banks and thrifts. A "money center bank" is a bank or bank holding company that is typically located in an international financial center and has a strong international business with a significant percentage of its assets outside the United States. "Regional banks" are banks and bank holding companies which provide full service banking, often operating in two or more states in the same geographic area, and whose assets are primarily related to domestic business. Regional banks are smaller than money center banks and also may include banks conducting business in a single state or city and banks operating in a limited number of states in one or more geographic regions. The third category which constitutes the majority in number of banking organizations are typically smaller institutions that are more geographically restricted and less well-known than money center banks or regional banks and are commonly described as "community banks."

         Financial Services Fund may invest in the securities of banks or thrifts that are relatively small, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks. The shares of depository institutions in which that Fund may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); as a result, there may be limitations on the Fund's ability to dispose of them at times and at prices that are most advantageous to the Fund.

         The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.

         Changes in state and Federal law are producing significant changes in the banking and financial services industries. Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and Federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries. Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the state and Federal levels and before various bank regulatory agencies. The likelihood of any changes and the impact such changes might have are impossible to determine.

         The last few years have seen a significant amount of regulatory and legislative activity focused on the expansion of bank powers and diversification of services that banks may offer. These expanded powers have exposed banks to well-established competitors and have eroded the distinctions between regional banks, community banks, thrifts and other financial institutions.

         The thrifts in which Financial Services Fund invests generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks. Because thrifts differ in certain respects from banks, however, thrifts may be affected by such risks in a different manner than banks. Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks. Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision ("OTS"). Such regulations have undergone substantial change since the 1980's and will probably change in the next few years.

SECURITIES OF BIOTECHNOLOGY COMPANIES

         The Biotechnology Fund concentrates its investments in the biotechnology sector. The Fund may invest in companies, among others, involved with genomics, genetic engineering, gene therapy, health care, pharmaceuticals, agriculture, chemicals, medicine or surgery.

         Biotechnology Fund may invest in the securities of biotechnology companies that are relatively small with products that are still in the research and discovery stage. Only a limited number of these companies have products that have been approved by the U.S. Food and Drug Administration and commercial production and distribution. These companies may experience losses as they transition from the research phase into the production phase of development, and revenue. Securities of many biotechnology companies are thinly traded. The prices of the securities of biotechnology companies may display extreme volatility and may react negatively to unfavorable research and development results, regulatory changes or market conditions. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

PORTFOLIO HEDGING

         Each Fund (except Financial Services Fund) may hedge against changes in financial markets, currency rates and interest rates. Each Fund (except Financial Services Fund) may hedge with "derivatives." Derivatives are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. There can be no assurances that a Fund will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful. Although a Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Fund than if it did not hedge. If the Fund does not correctly predict a hedge, it may lose money. In addition, each Fund pays commissions and other costs in connection with hedging transactions.

         Risks Associated With Hedging Transactions.

         Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Fund to hold a security it might otherwise sell.

         Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

         In addition, the Fund pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

         Risks of Hedging Transactions Outside the United States.

         When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and (5) lower trading volume and liquidity.

SHORT-TERM INVESTMENTS

         The Funds may invest in the following securities and instruments:

         Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits.

         The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. Government.

         A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         Savings Association Obligations.

         The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         Commercial Paper, Short-Term Notes and Other Corporate Obligations.

         The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

U.S. GOVERNMENT SECURITIES

         The Funds may invest in U.S. Government securities which include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. Government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

MUNICIPAL SECURITIES


         Convertible, Equity and Income, and LargeCap Growth Funds may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.


         In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

         The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.


         Convertible, Equity and Income, and LargeCap Growth Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.


         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

         Moral Obligation Securities

         Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Industrial Development and Pollution Control Bonds


         Convertible, Equity and Income, and LargeCap Growth Funds may invest in tax-exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.


         Municipal Lease Obligations


         Convertible, Equity and Income, and LargeCap Growth Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. Convertible, Equity and Income, and LargeCap Growth Funds may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.


         These Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SHORT-TERM MUNICIPAL OBLIGATIONS


         Convertible, Equity and Income, and LargeCap Growth Funds may invest in short-term municipal obligations. These securities include the following:


         Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

         Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

         Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

         Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

         Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

INDEX-, CURRENCY-, AND EQUITY-LINKED SECURITIES


         Biotechnology, Convertible, Equity and Income, and LargeCap Growth Funds may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. Biotechnology, Convertible, Equity and Income, and LargeCap Growth Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.


         Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser or Sub-Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser or Sub-Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

CORPORATE DEBT SECURITIES

         Each Fund may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

         Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

HIGH YIELD SECURITIES

         Biotechnology Fund, Convertible Fund,Equity and Income Fund, and Real Estate Fund may invest in high yield securities, which are debt securities that are rated lower than Baa by Moody's or BBB by S&P, or of comparable quality if unrated.


         High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

         High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in a Fund's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

         The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

         Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High Yield Securities

         The medium- to lower-rated and unrated securities in which the Funds may invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

         High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

         Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds.


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
Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

         The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Funds' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

         Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

         Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund's Board of Director/Trustees to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent a Fund owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

         Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Funds report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

         Limitations of Credit Ratings. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser and a Fund's Sub-Adviser may primarily rely on their own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of a Fund's investment objective may be more dependent on the Investment Adviser's or Sub-Adviser's own credit analysis than might be the case for a fund which invests in higher quality bonds. The Investment Adviser, or Sub-Adviser, when applicable, continually monitors the investments in each Fund's portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Funds may retain a security whose rating has been changed.

BANKING INDUSTRY OBLIGATIONS

         Each Fund may invest in banking industry obligations, including certificates of deposit, bankers' acceptances, and fixed time deposits. The Funds will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund's investment is limited to the FDIC-insured amount of $100,000.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS


         In order to secure prices or yields deemed advantageous at the time, the Funds (except Large Company Value Fund) may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Funds (except Financial Services, Large Company Value, and MagnaCap Funds) may also enter into forward commitments. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked to market" daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous. Convertible, Equity and Income, and LargeCap Growth Funds may not purchase when issued securities or enter into firm commitments, if as a result, more than 15% of the Fund's net assets would be segregated to cover such securities. As an operating policy, the Real Estate Fund intends to limits its commitments to purchase when-issued and delayed delivery securities to less than 10% of its net assets.


         When the time comes to pay for the securities acquired on a delayed delivery basis, a Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Funds could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

DERIVATIVES

         Each Fund (except Financial Services Fund) may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Funds will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. In the case of Research Enhanced Index Fund, derivative investments generally will be limited to S&P 500 Index Options.

REAL ESTATE SECURITIES


         Real Estate Fund investment primarily in Real Estate Investment Trusts (REITs) and other real estate operating companies ("REOCs"). Tax Efficient Equity Fund may invest in REITs and other REOCs. Real Estate Fund invests primarily invests in companies principally engaged in the real estate industry, including REITs. Tax Efficient Equity Fund may also invest in REITs and other real estate securities. For purposes of Tax Efficient Equity Fund's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.



         A REIT is a corporation or business trust that meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.



         REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans. The Real Estate Fund invests primarily in Equity REITs.







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
         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although a Fund will not invest directly in real estate, a fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.


         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.



         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.





MORTGAGE-RELATED SECURITIES

         The Funds (except Biotechnology, Financial Services, Large Company Value, MagnaCap, MidCap Value and SmallCap Value Funds) may invest in mortgage-related securities. These Funds may invest in U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Association

("FHLMC"). These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.

         One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

         "Pass-through" certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the United States Government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

         The prices of high coupon U.S. Government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

         The Funds indicated above may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the private pools. However, the timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

         It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Investment Adviser or Sub-Adviser may, consistent with the Funds' investment objectives, policies and restrictions, consider making investments in such new types of securities.

         Other types of mortgage-related securities in which the Funds indicated above may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

         CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Funds) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the Funds indicated above may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or "IO" class), while the other class will receive all of the principal (the Principal-Only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Investment Adviser or a Sub-Adviser under guidelines and standards established by the Fund's Board of Directors/Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

         Growth + Value Fund, MidCap Opportunities Fund, and Research Enhanced Index Fund may invest up to 5% of its net assets in Privately Issued CMOs, IOs and POs when the Investment Adviser or a Sub-Adviser believes that such investments are consistent with the Fund's investment objective.


         The Funds (except Biotechnology, Financial Services, Large Company Value, MagnaCap, MidCap Value,SmallCap Value, and Tax Efficient Equity Funds) may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States.



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
However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Risks of Investing in Mortgage-Related Securities

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. A Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

         GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

         Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

         Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate


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
the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.

ADJUSTABLE RATE MORTGAGE SECURITIES


         Tax Efficient Equity Fund may invest in adjustable rate mortgage securities (ARMS), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.


         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

ASSET BACKED SECURITIES

         The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, the Funds may invest in these and other types of asset-backed securities which may be developed in the future.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.


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ZERO COUPON AND PAY-IN-KIND SECURITIES

         The Funds (except Large Company Value, LargeCap Growth, MagnaCap and MidCap Growth Funds) may invest in zero coupon securities. Equity and Income Fund and Convertible Fund will limit their investments in such securities to 35% of their respective net assets. Zero coupon, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

         Convertible Fund and Equity and Income Fund may also invest in pay-in-kind securities. Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. A Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Fund until the cash payment date or the securities mature. Under certain circumstances, the Funds could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

         The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS


         Biotechnology Fund, Large Company Value Fund, MagnaCap Fund, MidCap Value Fund, SmallCap Value Fund, Convertible, Equity and Income, LargeCap Growth Funds, and Tax Efficient Equity Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


FOREIGN AND EMERGING MARKET SECURITIES


         Each Fund (except Real Estate Fund) may invest in foreign securities. Convertible Fund, Equity and Income Fund and LargeCap Growth Fund may invest in Emerging Markets Securities. Biotechnology Fund and Tax Efficient Equity Fund may invest an unlimited amount in foreign securities and may also invest in emerging markets securities. The Equity and Income Fund, Convertible Fund, Growth + Value Fund, Growth Opportunities Fund, Large Company Value Fund, LargeCap Growth Fund, MidCap Opportunities Fund, Research Enhanced Index Fund SmallCap Opportunities Fund may invest up to 20% of its net assets in securities of foreign issuers, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. MagnaCap Fund may invest up to 5% of its total assets, in certain



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foreign securities (including ADRs). MidCap Value Fund and SmallCap Value Fund may invest up to 20% of their net assets in securities of foreign issuers.

         Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

         Although the Funds will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Investment Adviser or Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Funds on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a Fund with an investment objective of long-term capital appreciation because any income earned by the Fund should be considered incidental. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.


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
         International Debt Securities. The Funds indicated above may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depository Receipts. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks and zero coupon securities.

         In determining whether to invest in debt obligations of foreign issuers, a Fund will consider the relative yields of foreign and domestic high yield securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

         Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of a Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Investment Adviser or Sub-Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

         Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

         The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.


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
         Substantial limitations may exist in certain countries with respect to a Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of a Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

         In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict a Fund's investments in certain foreign banks and other financial institutions.

         Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Fund's shares.

         Foreign Currency Exchange Transactions. Because the Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another -- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won -- at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Code.

SOVEREIGN DEBT SECURITIES


         Each Fund (except Financial Services and Real Estate Funds) may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which many of the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but



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are also subject to greater risk than higher rated securities. The MidCap Value
Fund and SmallCap Value Fund may not invest in sovereign debt rated below investment grade.

         Brady Bonds

         Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Colombia, Costa Rica, Croatia, the Dominican Republic, Ecuador, Indonesia, the Ivory Coast, Jordan, Korea, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Thailand, Turkey, Uruguay, Venezuela and Vietnam, and may be issued by other emerging countries.

SECURITIES SWAPS


         Biotechnology, Convertible, Equity and Income, LargeCap Growth, and Tax Efficient Equity Funds may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.


OPTIONS ON SECURITIES AND SECURITIES INDICES

         Purchasing Put and Call Options

         Each Fund (other than Financial Services, Large Company Value and MagnaCap Funds) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Funds will engage in trading of such derivative securities exclusively for hedging purposes.

         If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Adviser or Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.


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         If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Adviser or Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

         Writing Call Options

         Each Fund (other than Financial Services, Large Company Value and MagnaCap Funds) may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

         The staff of the SEC has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. A Fund will write OTC Options only with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Investment Adviser or Sub-Adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the


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absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC option contract than the Fund would pay to close out a similar exchange traded option.

         Stock Index Options

         Each Fund (other than Financial Services, Large Company Value and MagnaCap Funds) may also purchase put and call options with respect to the S&P 500 and other stock indices. These Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

         The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's or Sub-Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Adviser or Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

         Dealer Options

         Each Fund (other than Financial Services, Large Company Value and MagnaCap Funds) may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.


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         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

         The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

         Limits on Use of Options


         Convertible, Equity and Income and LargeCap Growth Funds may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.


Risks of Investing in Options on Securities and Indices

         There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

         In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

FOREIGN CURRENCY CONTRACTS

         Foreign Currency Options


         Biotechnology Fund, Convertible Fund, Equity and Income Fund, Large Cap Growth Fund, MagnaCap Fund, MidCap Value Fund, SmallCap Value Fund and Tax Efficient Equity Fund may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.


         As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

         Forward Currency Contracts


         Biotechnology Fund, Convertible Fund, Equity and Income Fund, LargeCap Growth Fund, MidCap Value Fund, SmallCap Value Fund and Tax Efficient Equity Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.


FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS


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

         Each Fund (except Financial Services and MagnaCap Funds) may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities that it intends to purchase. Large Company Value Fund and Tax Efficient Equity Fund may invest in interest rate futures. A Fund could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges -- long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Fund may wish to purchase in the future by purchasing futures contracts.


         A Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the S&P 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

         An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

         In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade securities equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

         The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

         The Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

         Limitations on Futures Contracts and Related Options


         The Funds may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities that it intends to purchase. Neither Convertible, Equity and Income, nor LargeCap Growth Funds may purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. Those Funds also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.


         The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

Risks Relating to Options and Futures Contracts

         The purchase of options involves certain risks. If a put option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

         There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Funds to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the Investment Adviser or Sub-Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Fund for the period may be less than if it had not engaged in the hedging transaction.

         The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

         The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

         Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.


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
INDEX WARRANTS

         Biotechnology Fund and Research Enhanced Index Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If either Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Funds indicated above will normally use Index Warrants in a manner similar to their use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Biotechnology Fund and Research Enhanced Index Fund will normally invest only in exchange-listed warrants. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

FOREIGN CURRENCY FUTURES CONTRACTS

         Each Fund (other than Financial Services, Large Company Value and MagnaCap Funds) may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Euro. Other foreign currency futures contracts are likely to be developed and traded in the future. These Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Risks of Transactions in Futures Contracts

         There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.


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
         To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Adviser or Sub-Adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

         When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Adviser or Sub-Adviser may still not result in a successful hedging transaction over a very short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Successful use of futures by a Fund depends on the Investment Adviser's or Sub-Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

INTEREST RATE AND CURRENCY SWAPS


         Biotechnology, Convertible, Equity and Income, LargeCap Growth, and Tax Efficient Equity Funds may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors, and may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.


         A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Adviser or Sub-Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by a Fund are considered to be illiquid assets.

         Interest Rate Swaps

         As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate


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
swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

         Cross-Currency Swaps

         A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

         Swap Options


         Growth Opportunities, Growth +Value, MidCap Opportunities, Research Enhanced Index, and SmallCap Opportunities Funds may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.


         Caps and Floors


         Growth Opportunities, Growth + Value, MidCap Opportunities, Research Enhanced Index, and SmallCap Opportunities Funds may invest in interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.


Risks Associated with Swaps, Caps and Floors

         The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there


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were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

NON-HEDGING STRATEGIC TRANSACTIONS

         A Fund's options, futures and swap transactions will generally be entered into for hedging purposes to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. Each Fund's net loss exposure resulting from transactions entered into for such purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

RESTRICTED AND ILLIQUID SECURITIES

         Each Fund may invest in illiquid, restricted, or not readily marketable securities (except that MagnaCap Fund may not invest in restricted securities), if the Investment Adviser or Sub-Adviser believes that it presents an attractive investment opportunity.

         Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Funds to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Funds' decision to dispose of these securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Funds. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Funds would be permitted to sell them. Thus, the Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Funds may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Funds at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Funds in good faith pursuant to procedures adopted by the Company's Board of Directors/Trustees.

         Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Funds' procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Funds may not

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invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Funds are registered for sale.

OTHER INVESTMENT COMPANIES


         Each Fund (except Growth + Value, MagnaCap, and Research Enhanced Index
Fund) may invest in other investment companies ("Underlying Funds"). Each of these Funds may not (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund. The Real Estate Fund currently intends to limit its investments in shares of other investment companies to less than 5% of its net assets. These Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.


         Investment Companies that Invest in Senior Loans

         Equity and Income Fund may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes ("Senior Loans"). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

         Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

         Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

         Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

         In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.


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         Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized.

         Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

         Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

         Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

GUARANTEED INVESTMENT CONTRACTS


         Tax Efficient Equity Fund may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% of a Fund's net assets. The term



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of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

PRIVATE FUNDS


         Tax Efficient Equity Fund may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.


REPURCHASE AGREEMENTS


         Each Fund may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. The repurchase agreements entered into by the Real Estate Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated on the agreement. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. It is the current policy of the Real Estate Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser or Sub-Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.


         Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by SmallCap Opportunities and Growth Opportunities Funds, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.


         As an alternative to using repurchase agreements, Growth + Value, MidCap Opportunities, Research Enhanced Index, SmallCap Opportunities, MidCap Value, SmallCap Value and Growth Opportunities Fund may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.



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REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS

         The Funds (except Financial Services and MagnaCap Funds) may enter into reverse repurchase agreement transactions. Such transactions involve the sale of U.S. Government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

         In order to enhance portfolio returns and manage prepayment risks, the Funds (except Financial Services, Large Company Value, MagnaCap, MidCap Value and SmallCap Value Funds) may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When a Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

         Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Fund's yield in the manner described above; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

LENDING OF PORTFOLIO SECURITIES


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         In order to generate additional income, Biotechnology Fund, Growth
Opportunities Fund, Growth + Value Fund, Internet Fund, MagnaCap Fund, MidCap Opportunities Fund, MidCap Value Fund, Real Estate Fund, Research Enhanced Index Fund, SmallCap Value Fund and Tax-Efficient Equity Fund may lend portfolio securities in an amount up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Convertible, Equity and Income, and LargeCap Growth Funds may lend portfolio securities in an amount up to 30% of total fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Financial Services Fund and Large Company Value Fund may not lend portfolio securities. No lending may be made with any companies affiliated with the Investment Adviser. These loans earn income for the Funds and are collateralized by cash, securities or letters of credit. The Funds might experience a loss if the financial institution defaults on the loan.



         The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds any interest paid on such securities, and the Funds may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.



         The Real Estate Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may only pay reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities.


LOAN PARTICIPATION AND ASSIGNMENTS


         Biotechnology Fund, Growth Opportunities Fund, MidCap Opportunities Fund, MidCap Value Fund, SmallCap Opportunities Fund, SmallCap Value Fund, Research Enhanced Index Fund, and Growth + Value Fund may invest in loan participation and loan assignments. A Fund's investment in loan participation typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.



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         When a Fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

TO BE ANNOUNCED SALE COMMITMENTS


         Convertible Fund, Equity and Income Fund, Growth + Value Fund, LargeCap Growth Fund, MidCap Opportunities Fund, MidCap Value Fund, Research Enhanced Index Fund, and SmallCap Value Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.


FLOATING OR VARIABLE RATE INSTRUMENTS

         Each Fund (except Financial Services, Large Company Value and MagnaCap Funds) may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

SHORT SALES


         Biotechnology Fund, Growth + Value Fund, MidCap Opportunities Fund, MidCap Value Fund, SmallCap Value Fund, Research Enhanced Index Fund, SmallCap Opportunities Fund, and Growth



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
Opportunities Fund may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box").

         In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety
(90) days without restriction other than the payment of money).

         Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser or Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


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
         In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Trust's Board of Directors/Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

         The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

DIVERSIFICATION


         Each Fund (except Real Estate Fund) is "diversified" within the meaning of the 1940 Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).



         Non-Diversified Investment Company. Real Estate Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.


CONCENTRATION


         Biotechnology Fund,Financial Services Fund, and Real Estate Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.


BORROWING


         Convertible, Equity and Income, and LargeCap Growth Funds may each borrow up to 20% of their total net assets for temporary, extraordinary, or emergency purposes. MagnaCap Fund may borrow from banks solely for temporary or emergency purposes, but not in an amount exceeding 5% of the value of its total assets. Financial Services Fund may borrow, only in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions. Growth Opportunities Fund and SmallCap Opportunities Fund may borrow up to 5% of total assets from a bank as a temporary measure for extraordinary or emergency purposes. MidCap Opportunities Fund may borrow, only in an



                                       88
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amount up to 10% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions. Growth + Value Fund may not borrow any amount in excess of 10% of their respective assets other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets. Biotechnology Fund may borrow in an amount up to 15% of the value of the Fund's total assets for temporary or emergency purposes, and may borrow for leveraging purposes only if the value of the Fund's assets (including the amount borrowed) less its liabilities is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

         As part of its fundamental policies, the Research Enhanced Index Fund may not borrow any amount in excess of 33-1/3% of the Fund's assets, other than for temporary emergency or administrative purposes. As an operating policy, the Research Enhanced Index Fund does not intend to borrow any amount in excess of 10% of its assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, this Fund will not make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If the Research Enhanced Index Fund should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.


         Large Company Value Fund may borrow money from a bank not in excess of the lesser of: (a) 5% of the gross assets of the Fund at the current market value at the time of such borrowing; or (b) 10% of the gross assets of the Fund taken at cost. MidCap Value, SmallCap Value, and Tax Efficient Equity Funds may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund's net assets.



         Real Estate Fund has an operating policy which limits its borrowings as follows: (i) the Fund may not borrow money except from banks for temporary or emergency purposes; (ii) the Fund will not borrow money in excess of 10% of the value of its total assets (excluding the amount borrowed), measured at the time of borrowing; or (iii) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount not in excess of 15% of the value of its total assets (excluding the amount borrowed) at the time of such borrowing. The Fund will not borrow for the purpose of leveraging its investment portfolio. The Fund may not purchase additional securities while its outstanding borrowings exceed 5% of total assets. The Fund's operating policies with respect to borrowing are non-fundamental and may be changed by vote of the Board of Trustees without a shareholder vote.


         Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

         When a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.


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SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES

         Biotechnology Fund, Financial Services Fund, Large Company Value Fund, Growth Opportunities Fund, MagnaCap Fund, MidCap Value Fund, SmallCap Opportunities Fund, SmallCap Value Fund and Tax Efficient Equity Fund may invest in securities of companies with limited operating histories. The Funds consider these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

INITIAL PUBLIC OFFERINGS

         Biotechnology Fund, MidCap Opportunities Fund, MidCap Value Fund, SmallCap Opportunities Fund, SmallCap Value Fund and Tax Efficient Equity Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

         Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Funds' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Funds. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Funds' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on the Funds' performance when the Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Funds' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Funds' assets as it increases in size and therefore have a more limited effect on the Funds' performance.

         There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by the Funds may vary, decrease or entirely disappear. In some cases, the Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Funds to realize a profit.

                             INVESTMENT RESTRICTIONS


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         All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

INVESTMENT RESTRICTIONS -- BIOTECHNOLOGY FUND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without shareholder approval by holders of a majority (as defined by the 1940 Act) of the Fund's outstanding voting shares. The Fund may not:

         (1) Issue any senior security (as defined by the 1940 Act), except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

         (2) Borrow money, except that (i) the Fund may enter into certain futures contracts and related options thereto; (ii) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) the Fund may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (iv) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

         (3) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

         (4) Purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including REITs, which deal in real estate or interests therein; or (ii) the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur, for example, if the Fund holds a security that is collateralized by an interest in real estate and the security defaults).

         (5) Make loans, except that, to the extent appropriate under its investment program, the Fund may purchase bonds, debentures or other debt securities, including short-term obligations; enter into repurchase transactions; and lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

         (6) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; enter into futures contracts and related options; and engage in transactions on a when-issued or forward commitment basis.

         (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

         (8) Concentrate its investments in any one industry except that the Fund will invest more than 25% of its total assets in securities issued by companies principally engaged in the biotechnology industry. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities.

         Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time or purchase, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment, or any other change.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity equivalent securities of foreign or domestic biotechnology companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT RESTRICTIONS -- FINANCIAL SERVICES FUND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

         (9) Invest more than 25% of its total assets in any industry or group of related industries other than financial services industries, except for temporary or defensive positions;

         (2) Borrow, except that it may borrow in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions;

         (3) Invest more than 5% of the value of its net assets in marketable warrants to purchase common stock;

         (4) Purchase securities of any one issuer, other than U.S. Government securities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of an issuer or more than 10% of any class of securities of an issuer, except that up to 25% of the Fund's total assets may be invested without regard to the restrictions in

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
                  this Item 6. For this purpose, all outstanding bonds and other evidences of indebtedness shall be deemed within a single class regardless of maturities, priorities, coupon rates, series, designations, conversion rights, security or other differences;

         (5) Act as an underwriter of securities of other issuers, except, to the extent that it may be deemed to act as an underwriter in certain cases when disposing of restricted securities (See also Item 4 above);

         (6) Purchase or sell real estate, commodities, commodity futures contracts, or oil or gas exploration or development programs; or sell short, or write, purchase, or sell straddles, spreads or combinations thereof;

         (7) Make loans, except that the Fund may purchase or hold Debt Securities in accordance with its investment policies and objectives;

         (8) Purchase securities on margin or hypothecate, mortgage or pledge any of its assets except for the purpose of securing borrowings permitted by Item 2 above and then only in an amount up to 15% of the value of the Fund's total assets at the time of borrowing; or

         (9) Issue senior securities, except (1) insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's fundamental restriction on borrowing and (2) as permitted by the 1940 Act, and the rules and regulations promulgated thereunder or an exemption therefrom.

         The Fund is also subject to the following investment restrictions and policies that are not fundamental and may be changed by the Board of Directors/Trustees without shareholder approval. The Fund may not:

         (1) Invest in illiquid securities if, as a result, more than 15% of the Fund's net assets would be invested in such securities.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies engaged in financial services. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT RESTRICTIONS -- GROWTH + VALUE FUND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. The Fund may not:

         (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

         (2)      Underwrite the securities of others;

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
         (3) Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

         (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

         (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or ING, subject to conditions established by ING) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the cur-rent Prospectus and SAI of the Fund;

         (6) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

         (7) Sell short, except that these Funds may enter into short sales against the box;

         (8) Invest more than 25% of its assets in any one industry or related group of industries;

         (9) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

         (10) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund; or

         (11)     Borrow money except to the extent permitted under the 1940
                  Act;

         The Funds are also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval). Unless otherwise indicated, a Fund may not:

         (1) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

         (2)      Invest more than 15% of its net assets in illiquid securities;
                  or

         (3) Borrow any amount in excess of 10% of their respective assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- LARGE COMPANY VALUE FUND

         The Fund has adopted the following investment restrictions that cannot be changed without shareholder approval. The Fund shareholder vote required for modification of the investment policies or restrictions listed below is the lesser of: (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% are present or represented by proxy; or (b) more than 50% of the voting securities. The Fund may not:

         (1)      Issue senior securities;

         (2)      Underwrite securities of other issuers;

         (3) Purchase or sell real estate, commodity contracts or commodities (however, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable);

         (4) Make loans to other persons except (a) through the purchase of a portion or portions of publicly distributed bonds, notes, debentures and evidences of indebtedness authorized by its investment policy, or (b) through investments in "repurchase agreements" (which are arrangements under which the Fund acquires a debt security subject to an obligation of the seller to repurchase it at a fixed price within a short period), provided that no more than 10% of the Fund's assets may be invested in repurchase agreements which mature in more than seven days;

         (5) Purchase the securities of another investment company or investment trust except in the open market where no profit results to a sponsor or dealer, other than the customary broker's commission;

         (6) Purchase any security on margin or effect a short sale of a security;

         (7) Buy securities from or sell securities to any of its officers and directors/trustees or those of the investment adviser or principal distributor as principal;

         (8) Contract to sell any security or evidence of interest therein except to the extent that the same shall be owned by the Fund;

         (9) Retain securities of an issuer when one or more of the officers and directors/trustees of the Fund or the investment adviser or a person owning more than 10% of the stock of either, own beneficially more than 0.5% of the securities of such issuer and the persons owning more than 0.5% of such securities together own beneficially more than 5% of the securities of such issuer;

         (10) Invest more than 5% of the value of its total assets in the securities of any one issuer nor acquire more than 10% of the outstanding voting securities of any one issuer;

         (11) Invest in companies for the purpose of exercising management or control; or

         (12) Concentrate its investments in a particular industry; thus the Fund will not purchase a security if the immediate effect of such purchase would be to increase the Fund's holdings in such industry above 25% of the Fund's assets.

         In addition to the above fundamental investment restrictions, the Fund has also adopted the following non-fundamental restrictions. The Fund has authority to borrow money from a bank not in excess of the lesser of: (a) 5% of the gross assets of the Fund at the current market value at the time of such borrowing; or (b) 10% of the gross assets of the Fund taken at cost. Any such borrowing may be undertaken only as a temporary measure for extraordinary or emergency purposes. This borrowing power has not been exercised by the Fund's management.

         The 5% diversification limitation set forth in subparagraph (x) above does not apply to obligations issued or guaranteed as to principal and interest by the United States Government, nor does it apply to bank certificates of deposit, which are not classified by the Fund as securities for the purposes of this limitation.

         The Fund may not use more than 5% of its net assets to purchase illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board of Directors/Trustees and guidelines adopted by the Board of Directors/Trustees, the Investment Adviser has determined to be liquid.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in common stock of large companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT RESTRICTIONS -- MAGNACAP FUND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority of its outstanding shares, which means the lesser of (1) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. The Fund may not:

         (1)      Engage in the underwriting of securities of other issuers;

         (2) Invest in "restricted securities" which cannot in the absence of an exemption be sold without an effective registration statement under the 1933 Act, as amended;

         (3) Engage in the purchase and sale of interests in real estate, commodities or commodity contracts (although this does not preclude marketable securities of companies engaged in these activities);

         (4) Engage in the making of loans to other persons, except (a) through the purchase of a portion of an issue of publicly distributed bonds, debentures or other evidences of indebtedness customarily purchased by institutional investors or (b) by the loan of its portfolio securities in accordance with the policies described under "Lending of Portfolio Securities";

         (5) Borrow money except from banks for temporary or emergency purposes, and then not in excess of 5% of the value of its total assets;

         (6) Mortgage, pledge or hypothecate its assets in any manner, except in connection with any authorized borrowings and then not in excess of 10% of the value of its total assets;

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         (7)      Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of its portfolio transactions;

         (8) Effect short sales, or purchase or sell puts, calls, spreads or straddles;

         (9) Buy or sell oil, gas, or other mineral leases, rights or royalty contracts, or participate on a joint or joint and several basis in any securities trading account;

         (10) Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

         (11) Invest more than 25% of the value of its total assets in any one industry;

         (12) Purchase or retain in its portfolio any security if an Officer or Director/Trustee of the Fund or its investment Adviser owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and in the aggregate such persons own beneficially more than 5% of the outstanding securities of such issuer; or

         (13) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies or investment techniques, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in stocks that meet the following criteria: attractive valuation characteristics; dividends and balance sheet strength. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT RESTRICTIONS -- MIDCAP OPPORTUNITIES FUND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund may not:

         (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 10% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

         (2)      Underwrite the securities of others;

         (3) Purchase or sell real property, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

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
         (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

         (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or ING, subject to conditions established by ING), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

         (6) Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

         (7) Sell short, except that the Fund may enter into short sales against the box;

         (8) Invest more than 25% of its assets in any one industry or related group of industries;

         (9) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

         (10) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund; or

         (11) Borrow money in excess of 10% of its net assets for temporary purposes.

         The Funds are also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval). Unless otherwise indicated, a Fund may not:

         (1) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

         (2)      Invest more than 15% of its net assets in illiquid securities;
                  or

         (3) Borrow any amount in excess of 10% of the Fund's assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

         The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stocks of mid-sized companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

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FUNDAMENTAL INVESTMENT RESTRICTIONS -- TAX EFFICIENT EQUITY FUND



         Tax Efficient Equity Fund has adopted the following investment restrictions that cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restriction number 10 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.



         The Fund, except as indicated, may not:


         (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

         (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;

         (4) Invest in companies for the purpose of exercising control or management;

         (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts;

         (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

         (7) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;


         (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
                  (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and


         (9) Purchase or sell commodities or commodity contracts except for stock futures contracts, interest rate futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act; or

         (10) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days,

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
                  variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

         In addition, Tax Efficient Equity Fund is a diversified fund. As such, it will not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer.

         Each Fund will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Stock Funds must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Stock Fund's Sub-Adviser.


INVESTMENT RESTRICTIONS -- CONVERTIBLE, EQUITY AND INCOME, AND LARGECAP GROWTH FUNDS


         The Funds have adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (are defined in the 1940 Act).

         The investment objective of each Fund is a fundamental policy. In addition, the Funds may not:

         (1) Invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities;

         (2) Purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

         (3) Invest 25% or more of the market value of its total assets in the securities of issuers any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Money Market Fund in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks;

         (4) Purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate;

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
         (5) Make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets. This restriction does not apply to the Money Market Fund;

         (6) Borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the 1940 Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law;

         (7) Pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund;

         (8) Underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;

         (9) Invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid;

         (10) Purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (11) Engage in short sales (other than MidCap Growth, and SmallCap Growth), except that a Fund may use such short-term credits as are necessary for the clearance of transactions;

         (12) Invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the 1940 Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund;

         (13) Issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions;

         (14) Enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission; or

         (15) Purchase or write options on securities, except for hedging purposes and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

         For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Funds from entering into instruments that have the character of a loan, i.e., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the 1933 Act. As a result, the Funds may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.

         The Convertible Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


         LargeCap Growth Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large U.S. companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


INVESTMENT RESTRICTIONS -- RESEARCH ENHANCED INDEX FUND

         The Fund has adopted the following investment restrictions as fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund may not:

         (1) Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks up to 33 1/3% of its net assets for temporary purposes but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

         (2)      Underwrite the securities of others;

         (3) Purchase or sell real estate, including real estate limited partnerships (the Fund may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

         (4) Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

         (5) Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33 1/3% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or ING, subject to conditions established by ING) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

         (6)      Invest more than 25% of its assets in any one industry;

         (7) With respect to 75% of the Fund's assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer; or

         (8) Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund.

         The Funds are also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval). Unless otherwise indicated, a Fund may not:

         (1) Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act, rules thereunder or any order pursuant thereto or by any state in which shares of the Fund are registered;

         (2)      Invest more than 15% of its net assets in illiquid securities;
                  or

         (3) Borrow any amount in excess of 33 1/3% of the Fund's assets, other than for temporary emergency or administrative purposes.

         As a fundamental policy, this Fund may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, this Fund does not intend to borrow any amount in excess of 10% of its assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, this Fund will not make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If this Fund should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

         In addition to the above noted investment policies, Research Enhanced Index Fund's Sub-Adviser intends to manage the Fund so that it closely approximates Index.

INVESTMENT RESTRICTIONS -- SMALLCAP OPPORTUNITIES FUND AND GROWTH OPPORTUNITIES FUNDS

         The Funds have adopted the following investment restrictions as fundamental policies that cannot be changed without approval by holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. The Funds may not:

         (1) Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

         (2) Purchase securities of any one issuer (except U.S. government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; provided, however, that up to 25% of the Fund's total assets may be invested without regard to these limitations;

         (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;

         (4) Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

         (5) Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;

         (6) Make loans, except that each of these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

         (7) Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

         (8) Borrow money in excess of 5% of its total assets (taken at market value);

         (9) Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);

         (10) Purchase more than 10% of the voting securities of any one issuer, except U.S. government securities;

         (11) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable; or

         (12) Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value.

         The Funds are also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval). Unless otherwise indicated, the Funds may not:

         (1) Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; or

         (2) Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies.

         The SmallCap Opportunities Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in common stock of smaller, lesser known U.S. companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT RESTRICTIONS -- MIDCAP VALUE AND SMALLCAP VALUE FUNDS

As a matter of fundamental policy, each Fund:

         (1)      May not issue any senior security (as defined in the 1940
                  Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with a Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities;

         (2) May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

         (3) May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Fund for its portfolio, a Fund may be deemed to be an underwriter under the applicable law;

         (4) May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. Government, its agencies or instrumentalities);

         (5)      May not purchase or sell real estate, except that a Fund may
                  (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

         (6) May not purchase physical commodities or contracts relating to physical commodities;

         (7) May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans; and

         (8) Shall be a "diversified company" as that term is defined in the 1940 Act.

         There will be no violation of any investment policy or restriction if that restriction is complied with at the time of purchase, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment, or any other change.

         The MidCap Value Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers with equity market capitalizations greater than $1 billion but no greater than $5 billion at the time of purchase. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


         The SmallCap Value Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers with equity market capitalizations of $1.5 billion or less at the time of purchase. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



INVESTMENT RESTRICTIONS -- REAL ESTATE FUND



         The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less. The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed at least annually to shareholders. The Fund may not:



         (1) Purchase or sell real estate, except that the Fund may purchase securities issued by companies primarily engaged in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities of companies principally engaged in the real estate business.



         (2) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.



         (3) Acquire more than 10% of the voting securities of any one issuer.



         (4)      Invest in companies for the purpose of exercising control.



         (5) Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after such borrowing, there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the Fund's total assets, all borrowings shall be repaid before the Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Fund's total assets at the time the Fund makes such temporary borrowing. In addition, the investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowing or senior securities. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders.



         (6) Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.



         (7) Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.



         (8) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.



         (9) Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.



         The following investment limitations of the Fund are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval:



         (1) The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.



         (2) The Fund shall invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of real estate companies. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

                             PORTFOLIO TRANSACTIONS

         Each Investment Management Agreement and Portfolio Management Agreement or Sub-Advisory Agreement authorizes the Investment Adviser or a Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for their respective Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreements and Portfolio Management Agreements or Sub-Advisory Agreements, the Investment Adviser or a Sub-Adviser determines, subject to the instructions of and review by the Board of Directors/Trustees of a Fund, which securities are to be purchased and sold by a Fund and which brokers are to be eligible to execute portfolio transactions of a Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Investment Adviser or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

         In placing portfolio transactions, the Investment Adviser or a Sub-Adviser will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. With respect to Financial Services Fund, such other factors would include the firm's ability to engage in transactions in shares of banks, thrifts and other issuers involved in the financial services industry that are not listed on an organized stock exchange. The Investment Adviser or Sub-Adviser will seek to obtain the best commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers that supply research and statistical information to a Fund, the Investment Adviser, and/or the Sub-Adviser, and provide other services in addition to execution services. The Investment Adviser or Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Adviser or Sub-Adviser to be useful in varying degrees, but of indeterminable value. As permitted by Section 28(e) of the 1934 Act, the Investment Adviser or Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Investment Adviser or Sub-Adviser an amount of disclosed commissions for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting the transaction.

         Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the ING Group or the Investment Adviser or Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Fund's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

         While it will continue to be the ING Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for a Fund, a Fund may also give weight to the ability of a broker to furnish brokerage and research services to a Fund, the Investment Adviser or the Sub-Adviser, even if the specific services were not imputed to a Fund and were useful to the Investment Adviser and/or Sub-Adviser in advising other clients. The advisory fees paid by a Fund is not reduced because the Adviser or Sub-Adviser receives such services. In negotiating commissions with a broker, a Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker.

         Purchases of securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

         Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Investment Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Fund and one or more of these other clients serviced by the Investment Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Adviser's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Investment Adviser or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Investment Adviser or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board of Directors/Trustees. To the extent any of the ING Funds seek to acquire the same security at the same time, one or more of the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. Insofar as a specific Fund is concerned, this system could have a detrimental effect on the price or value of the security.

         Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

         In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Investment Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the ING Funds will not necessarily pay the lowest spread or commission available.

         Brokerage commissions paid by each Fund for previous fiscal years/periods are as follows:


                                     MAY 31                     JUNE 30
                                     ------                     -------
                              2002       2001(1)           2000        1999(2)
                              ----       -------           ----        -------
Convertible Fund(3)                    $   74,457      $  134,086     $ 15,340
Equity and Income Fund(4)              $   99,792      $  102,510     $ 38,023
Financial Services Fund                $  586,016      $  359,317     $584,160
LargeCap Growth Fund(4)                $2,929,479      $1,017,307     $ 58,467
MagnaCap Fund                          $  956,037      $  301,665     $300,524


-----------------------
(1)      For the eleven-month period from July 1, 2000 through May 31, 2001.

(2)      For the three-month period from April 1, 1999 through June 30, 1999.

(3) The decrease in brokerage commissions paid by the Fund during the most recent fiscal year in comparison to the two preceding fiscal years is due to the decrease in the sale of shares held by the Funds.

(4) The increase in brokerage commissions paid by the Fund during the most recent fiscal year in comparison to the two preceding fiscal years is due to the substantial increase in the sale of shares held by the Funds.


                                         MAY 31                OCTOBER 31
                                         ------                ----------
                                    2002     2001(1)       2000          1999
                                    ----     -------       ----          ----
Growth + Value Fund                         $737,205     $731,028(2)   $374,786
Research Enhanced Index Fund(3)             $ 93,805     $165,557      $103,616
Tax Efficient Equity Fund(4)                $ 15,297     $ 32,736      $ 53,629


------------------
(1)      For the seven-month period from November 1, 2000 through May 31, 2001.

(2) The increase in brokerage commissions paid by the Fund during the fiscal year ended October 31, 2002 is due to the substantial increase in the sale of shares held by the fiscal year.

(3)      Research Enhanced Index Fund commenced operations on December 30, 1998.

(4)      Tax Efficient Equity Fund commenced operations on December 15, 1998.

                                      MAY 31                      DECEMBER 31
                                      ------                      -----------
                                2002        2001(1)           2000           1999
                                ----        -------           ----           ----
Biotechnology Fund(2)                         N/A              N/A           N/A
SmallCap Opportunities Fund              $  591,077(4)    $1,042,831(3)   $  429,651
MidCap Opportunities Fund                $  433,856       $  393,763(3)   $  144,341
Growth Opportunities Fund                $1,764,125(4)    $3,193,870(3)   $1,091,033
Large Company Value Fund                 $  322,404(4)    $  592,997      $  482,487
MidCap Value Fund(2)                          N/A              N/A           N/A
SmallCap Value Fund(2)                        N/A              N/A           N/A
Real Estate Fund(2)                           N/A              N/A           N/A


---------------------
(1)      For the five month period from January 1, 2001 through May 31, 2001.


(2) As of May 31, 2001, the Biotechnology Fund, MidCap Value Fund and SmallCap Value Fund had not commenced operations. As of May 31, 2002, the Real Estate Fund had not commenced operations.


(3) The increase in brokerage commissions paid by the Fund during the fiscal year ended December 31, 2000 is due to the substantial increase in the sale of shares held by the Funds.

(4) The decrease in brokerage commissions paid by the Fund during the most recent fiscal year in comparison to the two preceding fiscal years is due to the decrease in the sale of shares held by the Funds.


         Of the total commissions, $ paid during the fiscal year ended May 31, 2002, was paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.



         During the fiscal year ended May 31, 2002, the following Funds paid affiliated persons of the Fund brokerage commissions as follows:



Affiliated   Affiliated    Total Fund      % of        Affiliated      Fund Total       % of
  Broker      Principal     Principal    Principal     Commission      Commission    Commission

         During the year ended May 31, 2002, the following Funds (or their predecessor master funds) acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents:



FUND                                  SECURITY DESCRIPTION        MARKET VALUE
BIOTECHNOLOGY FUND

CONVERTIBLE FUND

EQUITY AND INCOME FUND

FINANCIAL SERVICES FUND

GROWTH + VALUE FUND
GROWTH OPPORTUNITIES FUND

LARGE COMPANY VALUE FUND

LARGECAP GROWTH FUND

MAGNACAP FUND

MIDCAP OPPORTUNITIES FUND

MIDCAP VALUE FUND

RESEARCHED ENHANCED INDEX FUND

SMALLCAP OPPORTUNITIES FUND

SMALLCAP VALUE FUND

TAX EFFICIENT EQUITY FUND

EQUITY AND INCOME FUND

CONVERTIBLE FUND

BIOTECHNOLOGY FUND

MIDCAP VALUE FUND

SMALLCAP VALUE FUND

REAL ESTATE FUND


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the ING Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Company's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A and Class M shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

         Certain investors may purchase shares of the Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions will only be effected if the Investment Adviser or Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. Each Company reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE

         Class A or Class M shares of the Funds may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A or Class M shares of a Fund (or shares of other funds managed by the Investment Adviser in accordance with the terms of such privileges established for such funds) within the previous ninety (90) days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within ninety (90) days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

         Class A shares of the Funds may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous ninety (90) days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the ING Fund purchased.

         Additionally, Class A or Class M shares of the Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Company (or the other open-end ING Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

         Shareholders of Pilgrim General Money Market shares who acquired their shares by using all or a portion of the proceeds from the redemption of Class A or Class M shares of other open-end ING Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A or Class M shares of a Fund at its current net asset value, without a sales charge.

         The officers, directors/trustees and bona fide full-time employees of each Company and the officers, directors and full-time employees of the Investment Adviser, any Sub-Adviser, the Distributor, any service provider to a Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Adviser or any Sub-Adviser, may purchase Class A or Class M shares of a Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. Each Company may, under certain circumstances, allow registered investment advisers to make investments on behalf of their clients at net asset value without any commission or concession.

         Class A or M shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Adviser.

         Class A or Class M shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from ING Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); and (vi) any registered investment company for which the Investment Adviser serves as adviser.

         Shares of MagnaCap Fund are acquired at net asset value by State Street Bank & Trust, Kansas City, Missouri, as Custodian for ING Investment Plans, a unit investment trust for the accumulation of shares of the Fund. As of June 30, 1999, less than 2% of the Fund's then total outstanding shares were held by said Custodian for the account of such plan holders.

         The Funds may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION

         An investor may immediately qualify for a reduced sales charge on a purchase of Class A or Class M shares of any of the Funds which offers Class A shares, Class M shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within ninety (90) days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the ING Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Adviser's funds acquired within ninety (90) days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

         An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at ING Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within ninety (90) days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within ten (10) days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

         If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

         The value of shares of the Fund plus shares of the other open-end funds distributed by the Distributor can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

         The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

         Shares of the Fund and other open-end ING Funds purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof), including shares held by its employees under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

         For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds which impose a CDSC may be combined with Class A or Class M Shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

REDEMPTIONS

         Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

         Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Company has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

         Due to the relatively high cost of handling small investments, each Company reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder thirty (30) days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

         Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus. No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period,
(ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Adviser, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

         The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

REINSTATEMENT PRIVILEGE

         If you sell Class B, Class C or Class T shares of a ING Fund, you may reinvest some or all of the proceeds in the same share class within ninety (90) days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within ninety (90) days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

         A shareholder's Class B shares will automatically convert to Class A shares of the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares, except that Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Adviser deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two classes.

CDSC SCHEDULE FOR SHARES OF MIDCAP OPPORTUNITIES FUND, SMALLCAP OPPORTUNITIES FUND, GROWTH OPPORTUNITIES FUND, RESEARCH ENHANCED INDEX FUND AND GROWTH + VALUE
                     FUND PURCHASED BEFORE NOVEMBER 1, 1999


         Effective November 1, 1999, the Funds listed above adopted a new CDSC schedule, as set forth in the prospectus. Class B shares of those Funds purchased before November 1, 1999 are subject to the following contingent sales deferred change schedule:

        YEARS AFTER YOU               CDSC AS A PERCENTAGE
       BOUGHT THE SHARES               OF AMOUNT REDEEMED
       -----------------               ------------------
           1st Year                          5.00%
           2nd Year                          4.00%
           3rd Year                          3.00%
           4th Year                          2.00%
           5th Year                          2.00%
         After 5 Years                        ---


         Prior to November 6, 2000, the contingent deferred sales charge on purchases of Class A shares of Tax Efficient Equity Fund in excess of $1 million was different than the contingent deferred sales charge on similar purchases of the other ING Funds. Shareholders of Tax Efficient Equity Fund that purchased Class A shares subject to a contingent deferred sales charge prior to November 6, 2000 will continue to be subject to the contingent deferred sales charge in place when those shares were purchased. The contingent deferred sales charge on such purchases before November 6, 2000 were as follows:


                                                         TIME PERIOD DURING
                                      CDSC               WHICH CDSC APPLIES
                                      ----               ------------------
CDSC on Purchases of:            Before 11/06/00         Before 11/06/99
$1,000,000 to $2,499,999         1.00%                   12 Months
$2,500,000 to $4,999,999         1.00%                   12 Months
$5,000,000 and over              1.00%                   12 Months

DEALER COMMISSIONS AND OTHER INCENTIVES

         In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A and Class M shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

                             DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                             ------------------------------------------------------
   AMOUNT OF TRANSACTION           CLASS A                            CLASS M
   ---------------------           -------                            -------
     Less than $50,000              5.00%                              3.00%
     $50,000 - $99,999              3.75%                              2.00%
    $100,000 - $249,999             2.75%                              1.00%
    $250,000 - $499,000             2.00%                              1.00%
    $500,000 - $999,999             1.75%                              None
    $1,000,000 and over           See below                            None

         The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                                         DEALER COMMISSION AS A PERCENTAGE OF AMOUNT
          AMOUNT OF TRANSACTION                           INVESTED
          ---------------------                           --------
         $1,000,000 to $2,499,000                           1.00%
         $2,500,000 to $4,999,999                           0.50%
           $5,000,000 and over                              0.25%

         Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

         The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund.

         The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the 1933 Act. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this Statement of Additional Information.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) during each day on which that Exchange is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors/Trustees as the primary market. Short-term obligations maturing in less than sixty (60) days from the date of acquisition will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus. The Long-term debt obligations held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

         Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of each Fund's Board of Directors/Trustees, in accordance with methods that are specifically authorized by the Board of Directors/Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Funds in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

         Options on currencies purchased by the ING Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Investment Adviser on that day.

         The value of the foreign securities traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of net asset value of a Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to a Fund or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time when the Fund's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the management and approved in good faith by the Board of Directors/Trustees.

         Foreign securities markets may close before a Fund determines its net asset value. European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund's respective net asset values may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in a Fund's net asset value unless the Investment Adviser, under the supervision of the Fund's Board of Directors/Trustees, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

         In computing a class of a Fund's net asset value, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

         Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the Exchange provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 p.m. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

         Certificates representing shares of a particular Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

         The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

         Each Company reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. Each Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

         As discussed in the Prospectus, the ING Funds provide a Pre-Authorized Investment Program ("Program") for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the ING Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

         For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the 1934 Act, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

         All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

         For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the ING Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Company. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

         Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the ING Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Company. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

         Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

         As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

         (1) Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the NYSE is open for business (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A and Class B shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

         (2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

         (3) ING Funds will not permit exchanges in violation of any of the terms and conditions set forth in the ING Funds' Prospectus or herein.

         (4) Telephone redemption requests must meet the following conditions to be accepted by ING Funds:

                  (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous thirty
                           (30) days.

                  (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

                  (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed with in a thirty (30) day period.

                  (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

                  (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

         (5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Fund being acquired.

         (6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

         (7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING Investments at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

         (8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the ING Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

         (9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the ING Funds' then-current prospectus.

         (10) Proceeds of a redemption may be delayed up to fifteen (15) days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

         You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

         During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

         As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The ING Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the ING Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional Shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                               TAX CONSIDERATIONS

         The following discussion summarizes certain U.S. federal tax considerations generally affecting the ING Funds and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the ING Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

         Each Fund intends to qualify as a regulated investment company under the Code. To so qualify and to be taxed as a regulated investment company, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

         The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

         The status of the ING Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

TAX LOSS CARRY-FORWARDS


         Tax loss carry-forwards were the following as of May 31, 2002:



                 FUND                   AMOUNT            EXPIRATION DATES
Growth + Value Fund
Growth Opportunities Fund
LargeCap Growth Fund
Large Company Value Fund
MidCap Opportunities Fund
Research Enhanced Index Fund
Small Cap Opportunities Fund
Tax Efficient Equity Fund


DISTRIBUTIONS

         Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

         Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

ORIGINAL ISSUE DISCOUNT

         Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES

         A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Gain from the sale of PFIC stock as well as certain distributions from a PFIC are treated as excess distributions. All excess distributions are taxable as ordinary income.

         A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the ING Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

FOREIGN WITHHOLDING TAXES

         Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six
(46) days in the case of preferred shares) during the thirty (30)-day period (ninety (90)-day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

OPTIONS AND HEDGING TRANSACTIONS

         The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed above) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the sixty
(60)-day period beginning with the day such transaction was closed, if certain conditions are met.

         Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX

         If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

OTHER INVESTMENT COMPANIES

         It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

SALE OR OTHER DISPOSITION OF SHARES

         Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of sixty-one
(61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

BACKUP WITHHOLDING

         Each Fund generally will be required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES

         Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

REDEMPTIONS

         The right to redeem shares may be suspended and payment therefor postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the NYSE is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

         The contingent deferred sales charge will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lump sum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A) (iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a tax free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or
Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by
(A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of AGI registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.

EXCHANGES

         The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired Shares will be registered to the same shareholder account as the Shares to be surrendered (the "Exchanged Shares");
(iii) the Exchanged Shares must have been held in the shareholder's account for at least thirty (30) days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

         Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five (5) business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least sixty (60) days in advance. It is the policy of the Investment Adviser to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, ING Investments reserves the right to reject any exchange request.

         If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers of 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

         You are not required to pay an applicable CDSC upon an exchange from any ING Fund into the ING Senior Income Fund. However, if you exchange into the ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.

CONVERSION FEATURE

         Class B and Class T shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B or Class T shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund.

                         CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation

         Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                 P(1 + T)(n) = ERV

Where:

             P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
           ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

         All total return figures assume that all dividends are reinvested when paid.

         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

         Prior to October 17, 1997, Financial Services Fund operated as a closed-end investment company. Upon conversion of the Fund to an open-end investment company on October 17, 1997, all outstanding shares of common stock of the Fund were designated as Class A shares. Performance information for the period prior to October 17, 1997 reflects the performance of the Fund as a closed-end fund. Performance information presented by the Fund for all periods is restated to reflect the current maximum front-end sales load payable by the Class A shares of the Fund. Performance information for the period prior to October 17, 1997 has not been adjusted to reflect annual Rule 12b-1 fees of Class A shares plus additional expenses incurred in connection with operating as an open-end investment company. Performance would have been lower if adjusted for these charges and expenses. Performance information for all periods after October 17, 1997 reflects Class A's annual Rule 12b-1 fees and other expenses associated with open-end investment companies.

Average Annual Total Return (After Taxes On Distributions) Quotation

         Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)(n) = ATV(D)

Where:
          P =    a hypothetical initial payment of $1,000,
          T =    the average annual total return (after taxes on distributions),
          n =    the number of years, and
        ATV(D)=  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

         Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(DR)

Where:

     P  =    a hypothetical initial payment of $1,000,
     T  =    the average annual total return (after taxes on distributions),
     n  =    the number of years, and
   ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

         All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

         From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

         Quotations of yield for the Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                      a-b
                           Yield= 2[(----- + 1)(6)-1]
                                       cd
where

     a =   dividends and interest earned during the period,
     b =   expenses accrued for the period (net of reimbursements),
     c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
     d =   the maximum offering price per share on the last day of the period.

         Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of thirty (30) days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above. A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

         Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

         Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS

         In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, Class I, Class M, Class Q, and Class T shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results. Prior to October 17, 1997, Financial Services Fund was rated as a closed-end fund, which had a different fee structure. Fee structures are incorporated into certain ratings. If the Fund had been rated using the fee structure of an open-end fund, ratings for those periods may have been different.


         The yield for the various classes of ING equity and income funds for the month ended May 31, 2002 as follows:



FUND                       CLASS A    CLASS B    CLASS C    CLASS M    CLASS Q    CLASS T
----                       -------    -------    -------    -------    -------    -------
Convertible Fund
Equity and Income Fund



         The average annual total returns, including sales charges, for each class of shares of each Fund for the one-, five-, and ten-year periods ended May 31, 2002 (and April 30, 2002, with respect to the Real Estate Fund), if applicable, and for classes that have not been in operation for ten years, the average annual total return from for the period from commencement of operations to May 31, 2002 (and April 30, 2002 with respect to the Real Estate Fund), are as follows:

                                                                                          SINCE
                                           1 YEAR         5 YEAR         10 YEAR        INCEPTION     INCEPTION DATE
                                           ------         ------         -------        ---------     --------------
MagnaCap Fund
     Class A                                                                                              8/30/73
     Class A Return After Taxes on                                                                        8/30/73
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                      8/30/73
      Shares
     Class B                                                                                              7/17/95
     Class C                                                                                              6/1/99
     Class M                                                                                              7/17/95
     Class Q                                                                                             11/19/99

Financial Services Fund
     Class A                                                                                              1/24/86
     Class A Return After Taxes on                                                                        1/24/86
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                      1/24/86
      Shares
     Class B                                                                                             10/20/97

LargeCap Growth Fund
    Class A                                                                                               7/21/97
     Class A Return After Taxes on                                                                        7/21/97
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                      7/21/97
      Shares
    Class B                                                                                               7/21/97
    Class C                                                                                               7/21/97
    Class Q                                                                                               7/21/97

Convertible Fund
     Class A                                                                                              4/19/93
     Class A Return After Taxes on                                                                        4/19/93
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                      4/19/93
      Shares
     Class B                                                                                              5/31/95
     Class C                                                                                              4/19/93
     Class Q                                                                                              8/31/95

Equity and Income Fund
     Class A                                                                                              4/19/93
     Class A Return After Taxes on                                                                        4/19/93
      Distributions

                                                                                          SINCE
                                           1 YEAR         5 YEAR         10 YEAR        INCEPTION     INCEPTION DATE
                                           ------         ------         -------        ---------     --------------
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                      4/19/93
      Shares
     Class B                                                                                              5/31/95
     Class C                                                                                              4/19/93
     Class Q                                                                                              8/31/95
     Class T                                                                                              3/31/00

Growth + Value Fund
     Class A                                                                                             11/18/96
     Class A Return After Taxes on                                                                       11/18/96
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                     11/18/96
      Shares
     Class B                                                                                             11/18/96
     Class C                                                                                             11/18/96
     Class Q                                                                                              6/05/00

 Research Enhanced Index Fund
    Class A                                                                                              12/30/98
     Class A Return After Taxes on                                                                       12/30/98
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                     12/30/98
      Shares
    Class B                                                                                              12/30/98
    Class C                                                                                              12/30/98
    Class I                                                                                              12/30/98
    Class Q                                                                                               4/4/00

SmallCap Opportunities Fund
     Class A                                                                                              6/5/95
     Class A Return After Taxes on                                                                        6/5/95
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                      6/5/95
      Shares
     Class B                                                                                              6/5/95
     Class C                                                                                              6/5/95
     Class T                                                                                              2/3/86
     Class I                                                                                              4/1/99
     Class Q                                                                                              4/4/00

MidCap Opportunities Fund
     Class A                                                                                              8/20/98

                                                                                          SINCE
                                           1 YEAR         5 YEAR         10 YEAR        INCEPTION     INCEPTION DATE
                                           ------         ------         -------        ---------     --------------
     Class A Return After Taxes on                                                                       8/20/98
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                     8/20/98
      Shares
     Class B                                                                                             8/20/98
     Class C                                                                                             8/20/98
     Class I                                                                                             8/20/98
     Class Q                                                                                             4/4/00

Growth Opportunities Fund
     Class A                                                                                             6/5/95
     Class A Return After Taxes on                                                                       6/5/95
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                     6/5/95
      Shares
     Class B                                                                                             6/5/95
     Class C                                                                                             6/5/95
     Class T                                                                                             2/3/86
     Class I                                                                                             3/31/97
     Class Q                                                                                             6/1/00

Tax Efficient Equity Fund
     Class A                                                                                             12/15/98
     Class A Return After Taxes on                                                                       12/15/98
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund                                                                     12/15/98
      Shares
     Class B                                                                                             12/15/98
     Class C                                                                                             12/15/98

Large Company Value Fund
     Class A(1)                                                                                          2/11/59
     Class A Return After Taxes on                                                                       2/11/59
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund
      Shares
              Class B                                                                                    8/22/00
              Class C                                                                                    9/26/00

                                                                                          SINCE
                                           1 YEAR         5 YEAR         10 YEAR        INCEPTION     INCEPTION DATE
                                           ------         ------         -------        ---------     --------------
Biotechnology Fund
     Class A                                                                                            03/01/02
     Class A Return After Taxes on                                                                      03/01/02
      Distributions

     Class A Return After Taxes on                                                                      03/01/02
      Distributions and Sale of Fund
      Shares
     Class B                                                                                            03/01/02
     Class C                                                                                            03/01/02
     Class Q                                                                                            03/01/02

MidCap Value Fund
     Class A                                                                                            01/31/02
     Class A Return After Taxes on                                                                      01/31/02
      Distributions
     Class A Return After Taxes on                                                                      01/31/02
      Distributions and Sale of Fund
      Shares
     Class B                                                                                            01/31/02
     Class C                                                                                            01/31/02
     Class I                                                                                            01/31/02
     Class Q                                                                                            01/31/02

SmallCap Value Fund
     Class A                                                                                            01/31/02
     Class A Return After Taxes on                                                                      03/01/02
      Distributions
     Class A Return After Taxes on                                                                      03/01/02
      Distributions and Sale of Fund
      Shares
     Class B                                                                                            01/31/02
     Class C                                                                                            01/31/02
     Class I                                                                                            01/31/02
     Class Q                                                                                            01/31/02

Real Estate Fund(2)
     Class A
     Class A Return After Taxes on
      Distributions
     Class A Return After Taxes on
      Distributions and Sale of Fund
      Shares
     Class B
     Class C
     Class I                               7.88%                                        5.65%           12/31/96
     Class Q

-----------------------------


(1) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 26, 2000, the Fund's outstanding shares were classified as "Class A" shares.



(2) The information presented in the table for the Real Estate Fund is for the semi-annual period ended April 30, 2002.


         Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of a Fund or other industry specialists; (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

         In addition, reports and promotional literature may contain information concerning the Investment Adviser, the Sub-Advisers, ING Capital, ING Funds Services, LLC or affiliates of the Company, the Investment Adviser, the Sub-Advisers, ING Capital or ING Funds Services, LLC including: (i) performance rankings of other funds managed by the Investment Adviser or a Sub-Adviser, or the individuals employed by the Investment Adviser or a Sub-Adviser who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by ING Capital; (iv) the past performance of ING Capital and ING Funds Services, LLC; (v) the past performance of other funds managed by the Investment Adviser; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Adviser.

                               GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS


         The authorized capital stock of ING Investment Funds, Inc. consists of 500,000,000 shares of $.10 par value each, of which 200,000,000 shares are classified as Shares of MagnaCap Fund. The authorized capital of ING Equity Trust and ING Mayflower Trust, is in each case, an unlimited number of shares of beneficial interest. Holders of shares of each Funds have one vote for each share held. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors/Trustees can elect 100% of the Directors/Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Directors/Trustees will not be able to elect any person or persons to the Board of Directors/Trustees. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Directors/Trustees unless and until such time as less than a majority of the Directors/Trustees holding office have been elected by shareholders, at which time the Directors/Trustees then in office will call a shareholders' meeting for the election of Directors/Trustees. Shareholders may, in accordance with a Fund's charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Directors/Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Directors/Trustees will continue to hold office and appoint successor Directors/Trustees.

         The Board of Directors/Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Directors/Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Directors/Trustees of the Company by written notice to shareholders of such series or class. Shareholders may remove Directors/Trustees from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN

         The cash and securities owned by each of the Funds are held by State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, as custodian, which takes no part in the decisions relating to the purchase or sale of the Fund's portfolio securities.

LEGAL COUNSEL

         Legal matters for each Company are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

INDEPENDENT AUDITORS

         KPMG LLP acts as independent auditors for the Funds. KPMG is located at 355 South Grand Avenue, Los Angeles, California 90071.

OTHER INFORMATION

         Each Company is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Company by any governmental agency. The Prospectus and this Statement of Additional Information omit certain of the information contained in each Company's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

         Investors in the Funds will be kept informed of the Funds' progress through annual and semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by independent certified public accountants.

REPORTS TO SHAREHOLDERS

         The fiscal year of each Fund ends on May 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

DECLARATION OF TRUST


         Equity Trust and Mayflower Trust are organized as Massachusetts business trusts. The Declaration of Trust of these Funds provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.


                              FINANCIAL STATEMENTS


         The financial statements from the Funds' May 31, 2002 Annual Reports are incorporated herein by reference. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by contacting ING Funds at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

                                     PART C:
                                OTHER INFORMATION

ITEM 23. EXHIBITS


(a)   (1)   Declaration of Trust - previously filed as an Exhibit to the
            Registrant's initial Form N-1A Registration Statement on June 15,
            1998 and incorporated herein by reference.

      (2) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (3) Certificate of Amendment of Declaration of Trust, dated June 15, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (4) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Biotechnology Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Registration statement on Form N-1A on August 30, 2001 and incorporated herein by reference.

      (5) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (6) Establishment and Designation of Additional Series and Classes of Beneficial Interest, Par Value $0.01 per share (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

      (7) Form of Certificate of Amendment to Declaration of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

      (8) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund III) previously filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A on January 15, 2002 and incorporated herein by reference.

      (8) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (9) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share - To be filed by amendment.

(b)   (1)   Bylaws - previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

      (2) Form of Amendment to bylaws - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(c)   Not Applicable.

(d)   (1)   Form of Investment Management Agreement between Pilgrim Equity Trust and Pilgrim Investments, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration
            Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

      (2) Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (3) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust (formerly Pilgrim Equity Trust) and ING Pilgrim Investments, LLC (ING Biotechnology Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated herein by reference.

      (4) Form of Amended and Restated Schedule A to Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (5) Form of Amended and Restated Schedule A to Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

      (6) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (Pilgrim Principal Protection
            Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (7) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and AW Advisors, LLC (ING Biotechnology Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated herein by reference.

      (8) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (9) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A on February 15, 2002 and incorporated herein by reference.

      (10) Form of Amended and Restated Schedule A to Investment Management Agreement between Pilgrim Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund III) - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (11) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund III) - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (12) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Pilgrim Investments, LLC (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (13) Form of Amended and Restated Schedule A to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (14) Form of Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING Research Enhanced Index
            Fund) - To be filed by amendment

      (15) Form of Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, L.P. - To be filed by amendment.

      (16) Form of Amended and Restated Schedule A to Investment Management Agreement between ING Equity Trust and ING Investments, LLC - To be filed by amendment.

(e)   (1)   Form of Underwriting Agreement between Registrant and Pilgrim
            Securities, Inc. - previously filed as an Exhibit to Post-Effective
            Amendment No. 6 to Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

      (2) Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc., as amended - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (3) Form of Amended and Restated Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

      (4) Form of Second Amended and Restated Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (5) Form of Amended and Restated Schedule A to Second Amended and Restated Underwriting Agreement between Pilgrim Equity Trust and ING Pilgrim Securities, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (6) Form of Amended and Restated Schedule A to Second Amended and Restated Underwriting Agreement between ING Equity Trust and ING Funds Distributor, Inc. (formerly ING Pilgrim Securities, Inc.) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (7) Form of Amended and Restated Schedule A to Second Amended and Restated Underwriting Agreement between ING Equity Trust and ING Funds Distributor, Inc. - To be filed by amendment.

(f)   Not Applicable.

(g)   (1)   Form of Custodian Agreement - previously filed as an Exhibit to
            Post-Effective Amendment No. 1 to the Registrant's Registration
            Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

      (2) Form of Custodian Agreement between Pilgrim Equity Trust and State Street Bank and Trust Company (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (3) Form of Custodian and Investment Accounting Agreement between Pilgrim Equity Trust and State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (4) Form of Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (5) Form of Amended and Restated Schedule A with respect to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (6) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between Pilgrim Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund III) - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (7) Form of Custodian and Investment Accounting Agreement between Pilgrim Equity Trust and State Street Bank and Trust Company - previously filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

      (8) Form of Amended Custodian and Investment Accounting Agreement between Pilgrim Equity Trust and State Street Bank and Trust Company
            - To be filed by amendment.

      (9) Form of Amended and Restated Schedule A to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA Insurance Corporation and State Street Bank and Trust Company (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

(h)   (1)   Other Material Contracts - previously filed as an Exhibit to the
            Registrant's initial Form N-1A Registration Statement on June 15,
            1998 and incorporated herein by reference.

      (2) Other Material Contracts - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

      (3) Form of Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. (Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (4) Form of Amendment to Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (5) Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (6) Form of Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

      (7) Form of Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (8) Form of Financial Guaranty Agreement between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (9) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (10) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, AW Advisors, LLC and ING Equity Trust (ING Biotechnology Fund)
            - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated herein by reference.

      (11) Form of Amended and Restated Expense Limitation Agreement among ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc., and Pilgrim Equity Trust (Pilgrim Principal Protection Fund II) - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (12) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC and Pilgrim Equity Trust (ING MidCap Value Fund and ING SmallCap Value Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A on February 15, 2002 and incorporated herein by reference.

      (13) Form of Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

      (14) Form of Financial Institution Selling Group Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

      (15) Form of Amended Exhibit A to Transfer Agency Agreement between Pilgrim Funds and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (16) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (17) Form of Amended and Restated Schedule A to Amended and Restated Expense Limitation Agreement between ING Pilgrim Investments, LLC, Aeltus Investment Management and Pilgrim Equity Trust (ING Principal Protection Fund III) - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (18) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC and Pilgrim Equity Trust (Pilgrim MidCap Opportunities Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

      (19) Form of Amended Exhibit A to Transfer Agency Agreement between ING Funds and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (20) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC (formerly ING Pilgrim Group, LLC) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (21) Form of Amended and Restated Schedule A to Amended and Restated Expense Limitation Agreement between ING Investments, LLC (formerly ING Pilgrim Investments, LLC), Aeltus Investment Management and ING Equity Trust (ING Principal Protection Fund IV) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (22) Form of Amended Exhibit A to Transfer Agency Agreement between ING Funds and DST Systems, Inc. - To be filed by Amendment.

      (23) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC - To be filed by Amendment.

      (24) Form of Expense Limitation Agreement between ING Investments, LLC and ING Equity Trust - To be filed by Amendment.

(i)   (1)   Opinion and Consent of Counsel - To be filed by amendment.

(j)   (1)   Consent of Auditors - To be filed by amendment.

(k)   Not Applicable.

(l)   Not Applicable.

(m)   (1)   Form of 12b-1 Plan - previously filed as an Exhibit to
            Post-Effective Amendment No. 4 to Registrant's Registration
            Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.

      (2) Form of Amended and Restated 12b-1 Plan (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (3) Form of Amended and Restated 12b-1 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

      (4) Form of Third Amended and Restated 12b-1 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (5) Form of Amended and Restated Schedules 1 and 2 to Third Amended and Restated Distribution and Service Plan (12b-1 Plan) - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (6) Form of Amended and Restated Schedules 1 and 2 to Third Amended and Restated Distribution and Service Plan (12b-1 Plan) - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (7) Form of Amended and Restated Schedules 1 and 2 to Third Amended and Restated Distribution and Service Plan (12b-1 Plan) - To be filed by amendment.

(n)   (1)   Form of Rule 18f-3 Plan - previously filed as an Exhibit to
            Pre-Effective Amendment No. 4 to the Registrant's Registration
            Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.

      (2) Amended Rule 18f-3 Plan (Pilgrim Principal Protection Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

      (3) Form of Amended and Restated Rule 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

      (4) Form of Amended and Restated Schedule A to Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on February 22, 2002 and incorporated herein by reference.

      (5) Form of Amended and Restated Schedule A to Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.

      (6) Form of Amended and Restated Schedule A to Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan - To be filed by amendment.

(o)   (1)   Pilgrim Group Funds Code of Ethics - previously filed as an
            Exhibit to Post-Effective Amendment No. 5 to Registrant's
            Registration Statement on Form N-1A on April 28, 2000 and incorporated herein by reference.

      (2) Aeltus Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on April 18, 2001 and incorporated herein by reference.

      (3) AW Advisors, LLC Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on March 1, 2002 and incorporated herein by reference.

      (4) Brandes Investment Partners, L.P. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

      (5) Amendment to Brandes Investment Partners, L.P. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

      (6) Clarion CRA Securities, L.P. Code of Ethics - To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      There are no persons controlled by or under common control with Registrant.


ITEM 25. INDEMNIFICATION

      Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

      (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

      (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Trustee or Officer:

      (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

      (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (A) by the court or other body approving the settlement or other disposition; or

            (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

      (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

      (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

      As used in this Section 4.3, a "Disinterested Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

      Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

      Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.

      Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for Clarion CRA Securities L.P. (File No. 801-49083), Aeltus Investment Management, Inc. (File No. 801-9046); AW Advisors, LLC (File No. 801-60625); Brandes Investment Partners, L.P. (File No. 801-24896); and Navellier Fund Management, Inc. (File No. 801-50932).

ITEM 27. PRINCIPAL UNDERWRITER

      (a) ING Funds Distributor, Inc. is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

      (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

      (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Investments, LLC, (c) ING Funds Distributor, Inc., (d) the Custodian, (e) the Transfer Agent and (f)-(j) the Sub-Advisers. The address of each is as follows:

      (a)   ING Equity Trust
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona  85258

      (b)   ING Investments, LLC
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona  85258

      (c)   ING Funds Distributor, Inc.
            7337 East Doubletree Ranch Rd.
            Scottsdale, Arizona  85258

      (d)   State Street Bank and Trust Company
            801 Pennsylvania
            Kansas City, Missouri  64105

      (e)   DST Systems, Inc.
            P.O. Box 419368
            Kansas City, Missouri  64141

      (f)   Aeltus Investment Management, Inc.
            10 State House Square
            Hartford, Connecticut 06103-3602

      (g)   AW Advisors, LLC
            500 N. Franklin Turnpike
            Ramsey, NJ  07446

      (h)   Brandes Investment Partners, L.P.
            11988 El Camino Real, Suite 200
            San Diego, California  92130-2083

      (i)   Navellier Fund Management, Inc.
            1 East Liberty, Third Floor
            Reno, Nevada 89501

      (j)   Clarion CRA Securities, L.P.
            259 Radnor-Chester Road, Suite 205
            Radnor, PA 19087

ITEM 29. MANAGEMENT SERVICES

      Not Applicable.

ITEM 30. UNDERTAKINGS

      (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual and semi-annual reports to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 11th day of July, 2002.

                                    ING EQUITY TRUST


                                    By:   /s/ Kimberly A. Anderson
                                          ------------------------------------
                                          Kimberly A. Anderson
                                          Vice President and Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                           TITLE                DATE
            ---------                           -----                ----

____________________________________    Trustee and Chairman     July 11, 2002
         John G. Turner*


                                        President and Chief      July 11, 2002
___________________________________     Executive Officer
       James M. Hennessy*
                                        Executive Vice           July 11, 2002
                                        President and
                                        Principal Financial
___________________________________     Officer
       Michael J. Roland*


___________________________________     Trustee                  July 11, 2002
        Paul S. Doherty*


___________________________________     Trustee                  July 11, 2002
       J. Michael Earley*


___________________________________     Trustee                  July 11, 2002
     R. Barbara Gitenstein*

___________________________________     Trustee                  July 11, 2002
       R. Glenn Hilliard*


___________________________________     Trustee                  July 11, 2002
       Walter H. May, Jr.*


___________________________________     Trustee                  July 11, 2002
      Thomas J. McInerney*


___________________________________     Trustee                  July 11, 2002
          Jock Patton*


___________________________________     Trustee                  July 11, 2002
       David W.C. Putnam*


___________________________________     Trustee                  July 11, 2002
        Blaine E. Rieke*


___________________________________     Trustee                  July 11, 2002
        Roger B. Vincent*

___________________________________     Trustee                  July 11, 2002
      Richard A. Wedemeyer*


*By:  /s/ Kimberly A. Anderson
      ------------------------
      Kimberly A. Anderson
      Attorney-in-Fact**


** Powers of Attorney for James M. Hennessy, Michael J. Roland and each Trustee except Paul S. Doherty were filed as attachments to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement as filed on February 27, 2002, and are incorporated herein by reference. Mr. Doherty's Power of Attorney is filed herewith.

                                POWER OF ATTORNEY


      KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Michael J. Roland, Kimberly A. Anderson, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place, and stead, to sign any and all registration statements applicable to Pilgrim Equity Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated:  February 21, 2002


/s/ Paul S. Doherty
-------------------
Paul S. Doherty